UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10507

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas
New York, New York 10104
(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company
1290 Avenue of the Americas
New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1800 Massachusetts Ave., N.W., 2nd Floor
Washington, D.C. 20036-1800
Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: November 1, 2004 - October 31, 2005

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Enterprise

Multimanager Funds Trust

2005 Certified

Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST ANNUAL REPORT

October 31, 2005

NOTES ON PERFORMANCE

Total Returns

Performance of each of the funds of the AXA Multimanager Enterprise Funds Trust as shown on the following pages compares each fund’s performance to that of a broad-based securities index. Performance information is as of the date shown and represents past performance and is not indicative of future results. Investment return and principal value of an investment in each of the funds will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares may be worth more or less at redemption or withdrawal than at original purchase. Since the funds are relatively new, results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future. Also, market volatility and interest rate changes, among other factors, can significantly affect a fund’s short-term returns.

Fund performance reflects the deduction of management fees and other fund expenses. All results include reinvested dividends and capital gains distributions. Standardized returns also reflect the deduction of maximum sales charges that apply to each class of shares and that were in effect during the reporting period. The expenses of the funds are currently being waived or reimbursed so that the total fund expense does not exceed certain limits. Without these expense limits, the total return of each fund would have been lower.

For each of the equity funds of AXA Enterprise Multimanager Funds Trust, the maximum front-end sales charge for Classes A and P shares in effect during the reporting period were 4.75% and 5.50% of offering price, respectively. Class B shares were subject to a maximum contingent deferred sales charge equal to 5% in year 1, 4% in year 2, 4% in year 3, 3% in year 4, 2% in year 5 and 1% in year 6. Class C shares were subject to a 1% contingent deferred sales charge if redeemed within 12 months of purchase. Class Y shares are sold at net asset value and do not have a front-end sales charge or a deferred sales charge.

Growth of $10,000 Investment

The Growth of $10,000 Investment Charts shown for each fund illustrates the total value of an assumed investment in Class Y (formerly Class Z) shares of each fund of AXA Enterprise Multimanager Funds Trust. The periods illustrated are from the inception dates shown through October 31, 2005. These results assume reinvestment of dividends and capital gains. The returns for the funds’ Class A (new Class), Class B, Class C and Class P (formerly Class A shares) shares are lower than the Class Y shares (which are shown in the chart) because these other shares have higher total expenses. In addition, unlike Class A, Class B, Class C and Class P shares, Class Y shares do not have any sales charges. Results should not be considered representative of future gains or losses.

The Benchmarks

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively-managed funds. Investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Fund is likely to select its holdings.

Conservative Allocation Index

The Conservative Allocation Index is a hypothetical combination of unmanaged indices. The composite index combines the total return of the S&P 500 and the Lehman Brothers Aggregate Bond Index at a weighting of 20% and 80%, respectively.

Moderate Allocation Index

The Moderate Allocation Index is a hypothetical combination of unmanaged indices. The composite index combines the total return of the S&P 500 and the Lehman Brothers Aggregate Bond Index at a weighting of 50% and 50%, respectively.

Moderate-Plus Allocation Index

The Moderate-Plus Allocation Index is a hypothetical combination of unmanaged indices. The composite index combines the total return of the S&P 500, the Lehman Brothers Aggregate Bond Index and the Morgan Stanley Capital International EAFE Index at a weighting of 60%, 25% and 15%, respectively.

Aggressive Allocation Index

The Aggressive Allocation Index is a hypothetical combination of unmanaged indices. The composite index combines the total return of the S&P 500, the Morgan Stanley Capital International EAFE Index and the Lehman Brothers Aggregate Bond Index at a weighting of 75%, 15% and 10%, respectively.

Lehman Brothers Aggregate Bond Index

This index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage passthrough securities, asset-backed securities, and commercial mortgage-based securities.

Morgan Stanley Capital International EAFE Index

This index contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East.

Russell 1000® Index

An unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000 Index, representing approximately 92% of the total market capitalization of the Russell 3000 Index.

Russell 1000® Growth Index

This index contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Russell 1000® Health Care Index

This index contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed healthcare companies by the Russell sector classification scheme.

Russell 1000® Technology Index

This index contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 index) that are deemed technology companies by the Russell sector classification scheme. This sector includes securities in the following industries: computer hardware, computer software, communications technology, electrical & electronics, semiconductors, and scientific equipment & suppliers. The index is market value weighted.

Russell 1000® Value Index

This index contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Russell 2500™ Growth Index

This index contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

NOTES ON PERFORMANCE

Russell 2500™ Value Index

This index contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Standard & Poor’s 500 Index

This index contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor’s to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

FUND ADVISER

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying Fund allocations for the Fund. The team is also responsible for the ongoing evaluation and selection of underlying Funds and monitoring the overall investment process and performance for the Fund.

PERFORMANCE RESULTS

Growth of a $10,000 Investment

1/10/05–10/31/05

Investment in Class Y Shares

A $10,000 investment in the Fund’s Class A, Class B, Class C shares at the Fund’s inception on 1/10/05 (adjusted to reflect the maximum applicable sales charges) would have been valued at $9,590, $9,540, $9,940, respectively on 10/31/2005.

Without Sales Charges

(non-standardized average annual returns)

as of 10/31/05

Since Incept.*
Class A Shares	0.70%
Class B Shares	0.40
Class C Shares	0.40
Class Y Shares	1.00
Conservative Allocation Index	1.55

*	All share classes have an inception date of 1/10/2005.

With Sales Charges

(standardized average annual returns)

as of 10/31/05

Since Incept.*
Class A Shares	(4.10)%
Class B Shares	(4.60)
Class C Shares	(0.60)
Class Y Shares	1.00
Conservative Allocation Index	1.55

*	All share classes have an inception date of 1/10/2005.

With Sales Charges

(standardized average annual returns)

as of 9/30/05

Since Incept.*
Class A Shares	(3.24)%
Class B Shares	(3.70)
Class C Shares	0.20
Class Y Shares	1.80
Conservative Allocation Index	2.54

*	All share classes have an inception date of 1/10/2005.

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

The Fund’s Class A shares returned 0.70% since inception on January 10, 2005. The Fund’s benchmark, the Conservative Allocation Index, returned 1.55% over the same period.

Fund Highlights

January 10, 2005 - October 31, 2005*

As of October 31, 2005, the Fund was invested in 11 underlying AXA Enterprise Funds. These included 6 equity funds and 5 fixed income funds. The Fund’s fixed income allocation consisted of investment grade bonds (73.8%) and high yield bonds (6.1%). The Fund’s equity allocation consisted of large cap growth stocks (6.8%), large cap value stocks (9.5%), and small and mid cap stocks (3.9%).

The first 10 months of 2005 proved to be a challenging environment for both domestic equity and fixed income markets. Broad market benchmarks such as the S&P 500 Index and the Lehman Brothers Aggregate Bond Index advanced by only 1.05% and 1.02%, respectively, over the period. The Fund’s performance over this same time period, while also modest, was broad-based and all of the Fund’s underlying holdings contributed positively to overall returns. The leading contributor to the Fund’s performance was its allocation across high quality, fixed income bond sectors that included investments in the AXA Enterprise Government Securities, AXA Enterprise Short Duration and AXA Enterprise Multimanager Core Bond underlying funds. As value stocks outpaced growth stocks over the year-to-date period, the Fund’s relative overweight to value style equities also made a key contribution to performance.

*	The Fund commenced operations on January 10, 2005.

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

Fund Allocation (as a percentage of Total Investment Companies)

as of October 31, 2005

AXA Enterprise Short Duration Bond Fund	38.2%
AXA Enterprise Government Securities Fund	18.3
AXA Enterprise Multimanager Core Bond Fund	16.1
AXA Enterprise Multimanager Value Fund	12.4
AXA Enterprise High Yield Bond Fund	6.4
AXA Enterprise Growth Fund	2.8
AXA Enterprise Equity Income Fund	2.0
AXA Enterprise Deep Value Fund	2.0
AXA Enterprise Capital Appreciation Fund	1.2
AXA Enterprise Multimanager Mid Cap Value Fund	0.4
AXA Enterprise Money Market Fund	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/05	Ending Account Value 10/31/05	Expenses Paid During Period Ended 5/1/05 to 10/31/05*
Class A†
Actual	$1,000.00	$1,017.20	3.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.42	3.82
Class B
Actual	1,000.00	1,016.20	6.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.65	6.61
Class C
Actual	1,000.00	1,016.20	6.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.65	6.61
Class Y
Actual	1,000.00	1,019.20	1.53
Hypothetical (5% average annual return before expenses	1,000.00	1,023.69	1.53

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 0.75%, 1.30%, 1.30% and 0.30%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	The Fund commenced operations on January 10, 2005.

AXA ENTERPRISE MODERATE ALLOCATION FUND

FUND ADVISER

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying Fund allocations for the Fund. The team is also responsible for the ongoing evaluation and selection of underlying Funds and monitoring the overall investment process and performance for the Fund.

PERFORMANCE RESULTS

Growth of a $10,000 Investment

1/10/05–10/31/05

Investment in Class Y Shares

A $10,000 investment in the Fund’s Class A, Class B and Class C shares at the Fund’s inception on 1/10/05 (adjusted to reflect the maximum applicable sales charges) would have been valued at $9,686, $9,630 and $10,040, respectively on 10/31/2005.

Without Sales Charges

(non-standardized average annual returns)

as of 10/31/05

Since Incept.*
Class A Shares	1.70%
Class B Shares	1.30
Class C Shares	1.40
Class Y Shares	2.10
Moderate Allocation Index	2.08

*	All share classes have an inception date of 1/10/2005.

With Sales Charges

(standardized average annual returns)

as of 10/31/05

Since Incept.*
Class A Shares	(3.14)%
Class B Shares	(3.70)
Class C Shares	0.40
Class Y Shares	2.10
Moderate Allocation Index	2.08

*	All share classes have an inception date of 1/10/2005.

With Sales Charges

(standardized average annual returns)

as of 9/30/05

Since Incept.*
Class A Shares	(1.71)%
Class B Shares	(2.20)
Class C Shares	1.90
Class Y Shares	3.50
Moderate Allocation Index	3.35

*	All share classes have an inception date of 1/10/2005.

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

The Fund’s Class A shares returned 1.70% since inception on January 10, 2005. The Fund’s benchmark, the Moderate Allocation Index, returned 2.08% over the same period.

Fund Highlights

January 10, 2005 - October 31, 2005*

As of October 31, 2005, the Fund was invested in 15 underlying AXA Enterprise Funds. These included 10 equity funds and 5 fixed income funds. The Fund’s equity allocation consisted of large cap growth stocks (16.3%), large cap value stocks (18.1%), mid cap stocks (10.3%) and small cap stocks (5.5%). The Fund’s fixed income component consisted primarily of investment grade bonds (45.8%) with a measured exposure to high yield bonds (4.0%).

The first 10 months of 2005 proved to be a challenging environment for both domestic equity and fixed income markets. Broad market benchmarks such as the S&P 500 Index and the Lehman Brothers Aggregate Bond Index advanced by only 1.05% and 1.02%, respectively, over the period. The Fund’s performance over this same time period fared moderately better and 14 out of 15 of the Fund’s underlying holdings contributed positively to overall returns. The leading contributors to the Fund’s performance in the large cap equity category included its investments in the AXA Enterprise Capital Appreciation and the AXA Enterprise Multimanager Value underlying funds, both of which performed well on an absolute and relative basis. The AXA Enterprise Multimanager Mid Cap Value underlying fund also made a meaningful contribution, as mid cap value stocks outperformed large cap and small cap value stocks over the period. In fixed income, the Fund’s performance benefited from its allocation to both the investment grade and high yield bond sectors.

*	The Fund commenced operations on January 10, 2005.

AXA ENTERPRISE MODERATE ALLOCATION FUND

Fund Allocation (as a percentage of Total Investment Companies)

as of October 31, 2005

AXA Enterprise Short Duration Bond Fund	21.2%
AXA Enterprise Multimanager Value Fund	20.7
AXA Enterprise Multimanager Core Bond Fund	12.7
AXA Enterprise Government Securities Fund	10.3
AXA Enterprise Growth Fund	5.6
AXA Enterprise Capital Appreciation Fund	5.2
AXA Enterprise Equity Income Fund	5.1
AXA Enterprise Deep Value Fund	5.0
AXA Enterprise Small Company Value Fund	5.0
AXA Enterprise High Yield Bond Fund	4.2
AXA Enterprise Small Company Growth Fund	2.5
AXA Enterprise Equity Fund	2.1
AXA Enterprise Multimanager Mid Cap Value Fund	0.2
AXA Enterprise Multimanager Mid Cap Growth Fund	0.1
AXA Enterprise Money Market Fund	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/05	Ending Account Value 10/31/05	Expenses Paid During Period Ended 5/1/05 to 10/31/05*
Class A†
Actual	$1,000.00	$1,037.80	$3.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.42	3.82
Class B
Actual	1,000.00	1,034.70	6.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.65	6.61
Class C
Actual	1,000.00	1,034.70	6.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.65	6.61
Class Y
Actual	1,000.00	1,039.70	1.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.69	1.53

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 0.75%, 1.30%, 1.30% and 0.30%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	The Fund commenced operations on January 10, 2005.

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

FUND ADVISER

A team of professionals within the AXA Portfolios Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying Fund allocations for the Fund. The team is also responsible for the ongoing evaluation and selection of underlying Funds and monitoring the overall investment process and performance for the Fund.

PERFORMANCE RESULTS

Growth of a $10,000 Investment

10/31/95–10/31/05

Investment in Class Y Shares

A $10,000 investment in the Fund’s Class A and Class B Class at 10/31/95 and Class C shares at the class’ inception on 5/01/1997 (adjusted to reflect the maximum applicable sales charges) would have been valued at $15,619, $15,679 and $11,784, respectively on 10/31/2005.

Without Sales Charges

(non-standardized average annual returns)

as of 10/31/05

	1 Year	5 Years	10 Years	Since Incept.*
Class A Shares	8.61%	(1.76)%	5.07%	—
Class B Shares	8.08	(2.29)	4.60	—
Class C Shares	7.95	(2.36)	—	1.95%
Class Y Shares	9.05	(1.35)	5.50	—
Moderate-Plus Allocation Index	8.24	1.33	8.68	—
S & P 500 Index	8.72	(1.74)	9.34	6.60	%**

*	Class C shares inception date of 05/01/1997.

**	Since Inception returns shown for the Indexes in the table above are calculated using an inception date of 05/01/97, as daily index values for this time period are not available for all indexes.

Returns for periods greater than one year are annualized

With Sales Charges

(standardized average annual returns)

as of 10/31/05

	1 Year	5 Years	10 Years	Since Incept.*
Class A Shares	3.38%	(2.71)%	4.56%	—
Class B Shares	3.08	(2.68)	4.60	—
Class C Shares	6.95	(2.36)	—	1.95%
Class Y Shares	9.05	(1.35)	5.50	—
Moderate-Plus Allocation Index	8.24	1.33	8.68	—
S & P 500 Index	8.72	(1.74)	9.34	6.60	%**

*	Class C shares inception date of 05/01/1997.

**	Since Inception returns shown for the Indexes in the table above are calculated using an inception date of 05/01/97, as daily index values for this time period are not available for all indexes.

Returns for periods greater than one year are annualized

With Sales Charges

(standardized average annual returns)

as of 9/30/05

	1 Year	5 Years	10 Years	Since Incept.*
Class A Shares	6.43%	(1.99)%	4.73%	—
Class B Shares	6.06	(1.95)	4.76	—
Class C Shares	9.94	(1.60)	—	2.23%
Class Y Shares	12.08	(0.61)	5.66	—
Moderate-Plus Allocation Index	11.84	1.57	8.82	—
S & P 500 Index	12.25	(1.49)	9.49	6.88	%**

*	Class C shares inception date of 05/01/1997.

**	Since Inception returns shown for the Indexes in the table above are calculated using an inception date of 05/01/97, as daily index values for this time period are not available for all indexes.

Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

The Fund’s Class A shares returned 8.61% for the year ending October 31, 2005. The Fund’s benchmark, the Moderate-Plus Allocation Index, returned 8.24% over the same period.

Fund Highlights

For the year ending October 31, 2005

As of October 31, 2005, the Fund was invested in 14 underlying AXA Enterprise Funds. These included 11 equity funds and 3 fixed income funds. The Fund’s equity allocation consisted of international stocks (21.4%), large cap growth stocks (16.5%), large cap value stocks (16.9%), mid cap stocks (10.1%) and small cap stocks (6.7%). The Fund’s fixed income component consisted of an allocation of 28.5% to investment grade bonds.

The first 10 months of 2005 proved to be a challenging environment for both domestic equity and fixed income markets. Broad market

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

benchmarks such as the S&P 500 Index and the Lehman Brothers Aggregate Bond Index advanced by only 1.05% and 1.02%, respectively, over the period. International equity returns, however, surpassed their U.S. counterparts by a healthy margin. Equity markets in “developed” countries, as measured by the performance of the MSCI EAFE Index, had a total return of 5.90% over the year-to-date period.

Following the transition of this Fund to a “fund of funds” strategy in June 2005, the Fund benefited from the strong performance of the international equity markets through its allocation to the AXA Enterprise Multimanager International Equity underlying fund. Leading contributors to returns also came from the Fund’s domestic equity holdings in AXA Enterprise Growth and AXA Enterprise Multimanager Value. The Fund’s investment grade bond holdings detracted slightly from the Fund’s returns over the period.

Fund Allocation (as a percentage of Total Investment Companies)

as of October 31, 2005

AXA Enterprise Multimanager International Equity Fund	21.6%
AXA Enterprise Multimanager Value Fund	20.0
AXA Enterprise Multimanager Core Bond Fund	10.1
AXA Enterprise Short Duration Bond Fund	8.7
AXA Enterprise Small Company Value Fund	8.4
AXA Enterprise Government Securities Fund	8.3
AXA Enterprise Growth Fund	6.0
AXA Enterprise Equity Income Fund	5.7
AXA Enterprise Capital Appreciation Fund	3.9
AXA Enterprise Equity Fund	3.6
AXA Enterprise Deep Value Fund	2.5
AXA Enterprise Small Company Growth Fund	1.2
AXA Enterprise Multimanager Mid Cap Growth Fund	0.0	*
AXA Enterprise Multimanager Mid Cap Value Fund	0.0	*

*	Less than 0.1%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/05	Ending Account Value 10/31/05	Expenses Paid During Period Ended 5/1/05 to 10/31/05*
Class A
Actual	$1,000.00	$1,049.30	$4.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.72	4.53
Class B
Actual	1,000.00	1047.50	7.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.95	7.32
Class C
Actual	1,000.00	1,046.20	7.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.95	7.32
Class Y
Actual	1,000.00	1,051.80	2.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.99	2.24

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 0.89%, 1.44%, 1.44% and 0.44%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

FUND ADVISER

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying Fund allocations for the Fund. The team is also responsible for the ongoing evaluation and selection of underlying Funds and monitoring the overall investment process and performance for the Fund.

PERFORMANCE RESULTS

Growth of a $10,000 Investment

1/10/05–10/31/05

Investment in Class Y Shares

A $10,000 investment in the Fund’s Class A, Class B and Class C shares at the Fund’s inception on 1/10/05 (adjusted to reflect the maximum applicable sales charges) would have been valued at $9,962, $9,920 and $10,310, respectively on 10/31/2005.

Without Sales Charges

(non-standardized average annual returns)

as of 10/31/05

Since Incept.*
Class A Shares	4.60%
Class B Shares	4.20
Class C Shares	4.10
Class Y Shares	4.90
Aggressive Allocation Index	3.56

*	All share classes have an inception date of 1/10/2005.

With Sales Charges

(standardized average annual returns)

as of 10/31/05

Since Incept.*
Class A Shares	(0.38)%
Class B Shares	(0.80)
Class C Shares	3.10
Class Y Shares	4.90
Aggressive Allocation Index	3.56

*	All share classes have an inception date of 1/10/2005.

With Sales Charges

(standardized average annual returns)

as of 9/30/05

Since Incept.*
Class A Shares	2.10%
Class B Shares	1.80
Class C Shares	5.70
Class Y Shares	7.50
Aggressive Allocation Index	5.42

*	All share classes have an inception date of 1/10/2005.

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

The Fund’s Class A shares returned 4.60% since inception on January 10, 2005. The Fund’s benchmark, the Aggressive Allocation Index, returned 3.56% over the same period.

Fund Highlights

January 10, 2005 - October 31, 2005*

As of October 31, 2005, the Fund was invested in 13 underlying AXA Enterprise Funds. These included 11 equity funds and 2 fixed income funds. The Fund’s equity allocation consisted of large cap growth stocks (20.7%), large cap value stocks (21.0%), mid cap stocks (13.2%), small cap stocks (8.6%) and international stocks (28.1%). The Fund’s fixed income component consisted of an allocation of 8.4% to investment grade bonds.

The first 10 months of 2005 proved to be a challenging environment for both domestic equity and fixed income markets. Broad market benchmarks such as the S&P 500 Index and the Lehman Brothers Aggregate Bond Index advanced by only 1.05% and 1.02%, respectively, over the period. International equity returns, however, surpassed their U.S. counterparts by a healthy margin. Equity markets in “developed” countries, as measured by the performance of the MSCI EAFE Index, had a total return of 5.90% over the year-to-date period.

Over this period, the Fund benefited from the strong performance of the international equity markets through its allocation to the AXA Enterprise Multimanager International Equity underlying fund. Leading contributors to returns also came from the Fund’s large cap domestic equity holdings in AXA Enterprise Growth and AXA Enterprise Multimanager Value, and from its investment in AXA Enterprise Multimanager Mid Cap Value. The Fund’s investment grade bond holdings contributed marginally to the Fund’s return over the period.

*	The Fund commenced operations on January 10, 2005.

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

Fund Allocation (as a percentage of Total Investment Companies)

as of October 31, 2005

AXA Enterprise Multimanager International Equity Fund	28.3%
AXA Enterprise Multimanager Value Fund	23.4
AXA Enterprise Small Company Value Fund	10.0
AXA Enterprise Growth Fund	7.6
AXA Enterprise Capital Appreciation Fund	6.7
AXA Enterprise Equity Income Fund	6.1
AXA Enterprise Deep Value Fund	5.5
AXA Enterprise Multimanager Core Bond Fund	4.1
AXA Enterprise Equity Fund	3.3
AXA Enterprise Government Securities Fund	2.5
AXA Enterprise Small Company Growth Fund	2.1
AXA Enterprise Multimanager Mid Cap Growth Fund	0.2
AXA Enterprise Multimanager Mid Cap Value Fund	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/05	Ending Account Value 10/31/05	Expenses Paid During Period Ended 5/1/05 to 10/31/05*
Class A†
Actual	$1,000.00	$1,070.60	$3.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.42	3.82
Class B
Actual	1,000.00	1,068.70	6.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.65	6.61
Class C
Actual	1,000.00	1,068.80	6.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.65	6.61
Class Y
Actual	1,000.00	1,072.60	1.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.69	1.53

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 0.75%, 1.30%, 1.30% and 0.30%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	The Fund commenced operations on January 10, 2005.

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

FUND ADVISERS

•	Alliance Capital Management L.P.

•	RCM Capital Management LLC

•	TCW Investment Management Company

PERFORMANCE RESULTS

Growth of a $10,000 Investment

12/31/01–10/31/05

Investment in Class Y Shares

A $10,000 investment in the Fund’s Class P, Class B, Class C shares at the Fund’s inception on 12/31/01 and Class A at the class’ inception on 12/13/04 (adjusted to reflect the maximum applicable sales charges) would have been valued at $9,306, $9,208, $9,555 and $9,779, respectively on 10/31/2005.

Without Sales Charges

(non-standardized average annual returns)

as of 10/31/05

	1 Year	Since Incept.*
Class A Shares	N/A	2.41%
Class B Shares	10.78%	(1.15)
Class C Shares	10.66	(1.18)
Class P Shares	11.52	(0.41)
Class Y Shares	11.83	(0.18)
Russell 1000 Growth Index	8.81	0.18

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized

With Sales Charges

(standardized average annual returns)

as of 10/31/05

	1 Year	Since Incept.*
Class A Shares	N/A	(2.50)%
Class B Shares	5.78%	(1.93)
Class C Shares	9.66	(1.18)
Class P Shares	5.39	(1.86)
Class Y Shares	11.83	(0.18)
Russell 1000 Growth Index	8.81	0.18

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized

With Sales Charges

(standardized average annual returns)

as of 9/30/05

	1 Year	Since Incept.*
Class A Shares	N/A	(3.60)%
Class B Shares	5.77%	(2.25)
Class C Shares	9.66	(1.48)
Class P Shares	5.45	(2.20)
Class Y Shares	11.72	(0.48)
Russell 1000 Growth Index	11.60	0.44

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

The Fund’s Class P shares returned 11.52% for the year ending October 31, 2005. The Fund’s benchmark, the Russell 1000 Growth Index, returned 8.81% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Fund’s performance relative to its benchmark, the Russell 1000 Growth Index. Performance quoted refers to the absolute performance of specific stocks for the year ended October 31, 2005 and should not be considered a measure of the stock’s actual performance contribution to this Fund. Factors that will determine how much a stock contributes to the Fund’s overall return will depend upon when the manager purchased the stock, how long it was held and its weighting in the Fund.

Fund Highlights

For the year ending October 31, 2005

What helped performance during the year

•	Stock selection in the Health Care sector, led by overweight positions in Genentech, Alcon Inc., and Teva Pharmaceutical, was the leading contributor to performance.

•	An overweight position in Google, Inc. was the leader in positive contributions from stock selection in Information Technology. Other Information Technology stocks contributing to performance included overweights in Marvell Technology Group Ltd., Broadcom Corp., Apple Computer, Inc. and not holding IBM.

•	Stock selection in the Financials sector was also strong, including an overweight position in Progressive Corp. and not holding Federal National Mortgage Association, which declined during the year.

What hurt performance over the year

•	Despite positive stock selection contributions, an underweight position in the Health Care sector as a whole detracted from performance.

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

Health Care stock Elan PLC, which was not held in the benchmark, was a notable detractor.

•	An overweight position in the Consumer Discretionary sector also hurt performance. An overweight position in eBay was the largest detractor.

•	An Information Technology sector overweight was also a drag on performance, with overweights in Symantec Corp., Maxim Integrated Products, Inc. and Qualcomm Inc. all detracting.

Sector Weightings

as of 10/31/05

% of Net Assets
Information Technology	35.9%
Health Care	20.3
Consumer Discretionary	17.4
Financials	13.4
Industrials	5.6
Consumer Staples	4.7
Energy	1.9
Materials	0.3
Cash and Other	0.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/05	Ending Account Value 10/31/05	Expenses Paid During Period Ended 5/1/05 to 10/31/05*
Class A†
Actual	$1,000.00	$1,130.90	$8.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.89	8.39
Class B
Actual	1,000.00	1,128.70	11.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.12	11.17
Class C
Actual	1,000.00	1,128.80	11.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.12	11.17
Class P
Actual	1,000.00	1,133.30	7.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.90	7.37
Class Y
Actual	1,000.00	1,133.90	6.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.16	6.11

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.65%, 2.20%, 2.20%, 1.45% and 1.20%, respectively, multiplied by the average account value over the period, multiplied by 184/365 for Class A, Class B, Class C, Class P and Class Y (to reflect the one-half year period).

†	Class A commenced operations on December 13, 2004.

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

FUND ADVISERS

•	Alliance Capital Management L.P. (Bernstein Unit)

•	Janus Capital Management LLC

•	Thornburg Investment Management, Inc.

PERFORMANCE RESULTS

Growth of a $10,000 Investment

12/31/01–10/31/05

Investment in Class Y Shares

A $10,000 investment in the Fund’s Class P, Class B, Class C shares at the Fund’s inception on 12/31/01 and Class A at the class’ inception on 12/13/04 (adjusted to reflect the maximum applicable sales charges) would have been valued at $10,496, $10,488, $10,789 and $9,881, respectively on 10/31/2005.

Without Sales Charges

(non-standardized average annual returns)

as of 10/31/05

	1 Year	Since Incept.*
Class A Shares	N/A	3.60%
Class B Shares	9.61%	2.00
Class C Shares	9.61	2.00
Class P Shares	10.41	2.77
Class Y Shares	10.76	3.03
S & P 500 Index	8.72	3.08

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized

With Sales Charges

(standardized average annual returns)

as of 10/31/05

	1 Year	Since Incept.*
Class A Shares	N/A	(1.35)%
Class B Shares	4.61%	1.25
Class C Shares	8.61	2.00
Class P Shares	4.31	1.27
Class Y Shares	10.76	3.03
S & P 500 Index	8.72	3.08

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized

With Sales Charges

(standardized average annual returns)

as of 9/30/05

	1 Year	Since Incept.*
Class A Shares	N/A	0.36%
Class B Shares	7.94%	1.77
Class C Shares	12.06	2.52
Class P Shares	7.56	1.77
Class Y Shares	14.17	3.57
S & P 500 Index	12.25	3.61

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

The Fund’s Class P shares returned 10.41% for the year ending October 31, 2005. The Fund’s benchmark, the S&P 500 Index, returned 8.72% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Fund’s performance relative to its benchmark, the S&P 500 Index. Performance quoted refers to the absolute performance of specific stocks for the year ended October 31, 2005 and should not be considered a measure of the stock’s actual performance contribution to this Fund. Factors that will determine how much a stock contributes to the Fund’s overall return will depend upon when the manager purchased the stock, how long it was held and its weighting in the Fund.

Fund Highlights

For the year ending October 31, 2005

What helped performance during the year

•	Stock in the Telecommunications Services sector was the top contributor to performance, led by an overweight position in NII Holdings Inc.

•	Stock selection in the Health Care (UnitedHealth Group Inc., Genentech Inc., Wellpoint Inc.), Financials (Chicago Mercantile Holdings), and Consumer Discretionary sectors also added to performance.

•	Overweight positions in Unocal Corp. and Motorola Inc. were notable contributors.

What hurt performance over the year

•	An overweight position in the Consumer Discretionary sector was the leading detractor, led by DirecTV Group Inc.

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

•	Information Technology holding Lexmark International was the leading individual detractor. Other Information Technology holdings which hurt performance were an overweight in Ditech Communications and not holding Apple Computer.

•	Underweight positions in the Utilities and Energy sectors also detracted from performance.

Sector Weightings

as of 10/31/05

% of Net Assets
Financials	18.2%
Information Technology	17.0
Health Care	16.1
Consumer Discretionary	13.9
Industrials	10.7
Energy	8.9
Consumer Staples	6.1
Telecommunication Services	5.1
Materials	2.1
Utilities	0.7
Cash and Other	1.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/05	Ending Account Value 10/31/05	Expenses Paid During Period Ended 5/1/05 to 10/31/05*
Class A†
Actual	$1,000.00	$1,069.40	$8.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.89	8.39
Class B
Actual	1,000.00	1,067.70	11.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.12	11.17
Class C
Actual	1,000.00	1,067.70	11.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.12	11.17
Class P
Actual	1,000.00	1,071.60	7.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.90	7.37
Class Y
Actual	1,000.00	1,073.40	6.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.16	6.11

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.65%, 2.20%, 2.20%, 1.45% and 1.20%, respectively, multiplied by the average account value over the period, multiplied by 184/365 for Class A, Class B, Class C, Class P and Class Y (to reflect the one-half year period).

†	Class A commenced operations on December 13, 2004.

AXA ENTERPRISE MULTIMANAGER VALUE FUND

FUND ADVISERS

•	Alliance Capital Management L.P.

•	Institutional Capital Corporation (ICAP)

•	MFS Investment Management

PERFORMANCE RESULTS

Growth of a $10,000 Investment

12/31/01–10/31/05

Investment in Class Y Shares

A $10,000 investment in the Fund’s Class P, Class B, Class C shares at the Fund’s inception on 12/31/01 and Class A at the class’ inception on 12/13/04 (adjusted to reflect the maximum applicable sales charges) would have been valued at $11,847, $11,895, $12,207 and $10,017, respectively on 10/31/2005.

Without Sales Charges

(non-standardized average annual returns)

as of 10/31/05

	1 Year	Since Incept.*
Class A Shares	N/A	5.19%
Class B Shares	11.60%	5.31
Class C Shares	11.70	5.34
Class P Shares	12.48	6.07
Class Y Shares	12.82	6.39
Russell 1000 Value Index	11.86	7.48

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized

With Sales Charges

(standardized average annual returns)

as of 10/31/05

	1 Year	Since Incept.*
Class A Shares	N/A	0.19%
Class B Shares	6.60%	4.63
Class C Shares	10.70	5.34
Class P Shares	6.33	4.52
Class Y Shares	12.82	6.39
Russell 1000 Value Index	11.86	7.48

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized

With Sales Charges

(standardized average annual returns)

as of 9/30/05

	1 Year	Since Incept.*
Class A Shares	N/A	1.61%
Class B Shares	9.69%	5.15
Class C Shares	13.67	5.86
Class P Shares	9.17	5.02
Class Y Shares	15.91	6.94
Russell 1000 Value Index	16.69	8.40

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

The Fund’s Class P shares returned 12.48% for the year ending October 31, 2005. The Fund’s benchmark, the Russell 1000 Value Index, returned 11.86% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Fund’s performance relative to its benchmark, the Russell 1000 Value Index. Performance quoted refers to the absolute performance of specific stocks for the year ended October 31, 2005 and should not be considered a measure of the stock’s actual performance contribution to this Fund. Factors that will determine how much a stock contributes to the Fund’s overall return will depend upon when the manager purchased the stock, how long it was held and its weighting in the Fund.

Fund Highlights

For the year ending October 31, 2005

What helped performance during the year

•	The Energy sector contributed positively in both stock and sector selection. Overweight positions in ConcocoPhillips, Halliburton, Marathon Oil and Occidental Petroleum contributed positively to performance.

•	An underweight position relative to benchmark in the Telecommunication Services sector also helped performance.

•	Overweight positions in the Health Care and Consumer Staples sectors were contributors. An overweight position in Consumer Staples holding Altria Group was the largest individual contributor.

What hurt performance over the year

•	An overweight position relative to benchmark in Federal National Mortgage Association was the largest detractor from performance.

AXA ENTERPRISE MULTIMANAGER VALUE FUND

•	Holdings Boston Scientific and Avon Products also detracted from performance.

•	An underweight position in the Utility sector hurt performance.

•	Consumer Discretionary and Industrial sector stock selection was a detractor. Tyco International in the Industrial sector was a notable underperformer.

Sector Weightings

as of 10/31/05

% of Net Assets
Financials	23.6%
Industrials	13.7
Energy	12.9
Consumer Discretionary	10.3
Consumer Staples	9.6
Health Care	8.7
Information Technology	7.7
Telecommunication Services	4.6
Materials	3.8
Utilities	3.4
Cash and Other	1.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/05	Ending Account Value 10/31/05	Expenses Paid During Period Ended 5/1/05 to 10/31/05*
Class A†
Actual	$1,000.00	$1,051.00	8.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.89	8.39
Class B
Actual	1,000.00	1,049.50	11.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.12	11.17
Class C
Actual	1,000.00	1,049.70	11.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.12	11.17
Class P
Actual	1,000.00	1,052.80	7.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.90	7.37
Class Y
Actual	1,000.00	1,054.40	6.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.16	6.11

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.65%, 2.20%, 2.20%, 1.45% and 1.20%, respectively, multiplied by the average account value over the period, multiplied by 184/365 for Class A, Class B, Class C, Class P and Class Y (to reflect the one-half year period).

†	Class A commenced operations on December 13, 2004.

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

FUND ADVISERS

•	Alliance Capital Management L.P.

•	Franklin Advisers, Inc.

•	Provident Investment Counsel, Inc.

PERFORMANCE RESULTS

Growth of a $10,000 Investment

12/31/01–10/31/05

Investment in Class Y Shares

A $10,000 investment in the Fund’s Class P, Class B, Class C shares at the Fund’s inception on 12/31/01 and Class A at the class’ inception on 12/13/04 (adjusted to reflect the maximum applicable sales charges) would have been valued at $9,375, $9,349, $9,618 and $9,903, respectively on 10/31/2005.

Without Sales Charges

(non-standardized average annual returns)

as of 10/31/05

	1 Year	Since Incept.*
Class A Shares	N/A	3.88%
Class B Shares	10.80%	(0.95)
Class C Shares	10.83	(1.01)
Class P Shares	11.59	(0.21)
Class Y Shares	11.97	0.03
Russell 2500 Growth Index	13.83	5.12

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized

With Sales Charges

(standardized average annual returns)

as of 10/31/05

	1 Year	Since Incept.*
Class A Shares	N/A	(1.10)%
Class B Shares	5.80%	(1.74)
Class C Shares	9.83	(1.01)
Class P Shares	5.42	(1.67)
Class Y Shares	11.97	0.03
Russell 2500 Growth Index	13.83	5.12

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized

With Sales Charges

(standardized average annual returns)

as of 9/30/05

	1 Year	Since Incept.*
Class A Shares	N/A	2.59%
Class B Shares	13.20%	(0.81)
Class C Shares	17.25	(0.05)
Class P Shares	12.58	(0.74)
Class Y Shares	19.45	1.00
Russell 2500 Growth Index	21.01	6.18

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.” Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

The Fund’s Class P shares returned 11.59% for the year ending October 31, 2005. The Fund’s benchmark, the Russell 2500 Growth Index, returned 13.83% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Fund’s performance relative to its benchmark, the Russell 2500 Growth Index. Performance quoted refers to the absolute performance of specific stocks for the year ended October 31, 2005 and should not be considered a measure of the stock’s actual performance contribution to this Fund. Factors that will determine how much a stock contributes to the Fund’s overall return will depend upon when the manager purchased the stock, how long it was held and its weighting in the Fund.

Fund Highlights

For the year ending October 31, 2005

What helped performance during the year

•	An overweight in the Energy sector, as well as stock selection, including overweight positions in Spinnaker Exploration Co., Peabody Energy Corp, and National Oilwell Varco, added to performance.

•	Overweight positions in holdings Macromedia Inc. and CB Richard Ellis Group also contributed to performance.

•	Telecommunication Services stock selection, including overweights in Nextel Partners and NII Holdings Inc., was positive.

What hurt performance over the year

•	Consumer Discretionary sector stock selection detracted from performance.

•	Health Care stock selection also detracted, led by an overweight position in Pharmion Corp.

•	Both Information Technology sector and stock selection hurt performance. Among detractors were overweight positions in Tektronix, Cycom Industries Inc. and Semtech Corp.

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

Sector Weightings

as of 10/31/05

% of Net Assets
Information Technology	28.0%
Health Care	19.1
Industrials	13.5
Consumer Discretionary	13.4
Energy	10.3
Financials	9.8
Materials	2.6
Telecommunication Services	2.0
Consumer Staples	0.1
Cash and Other	1.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/05	Ending Account Value 10/31/05	Expenses Paid During Period Ended 5/1/05 to 10/31/05*
Class A†
Actual	$1,000.00	$1,114.70	$10.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.63	9.65
Class B
Actual	1,000.00	1,111.90	13.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.85	12.43
Class C
Actual	1,000.00	1,112.10	13.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.85	12.43
Class P
Actual	1,000.00	1,115.90	9.07
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.64	8.64
Class Y
Actual	1,000.00	1,117.20	7.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.90	7.37

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.90%, 2.45%, 2.45%, 1.70% and 1.45%, respectively, multiplied by the average account value over the period, multiplied by 184/365 for Class A, Class B, Class C, Class P and Class Y (to reflect the one-half year period).

†	Class A commenced operations on December 13, 2004.

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

FUND ADVISERS

•	AXA Rosenberg Investment Management LLC

•	TCW Investment Management Company

•	Wellington Management Company, LLP

PERFORMANCE RESULTS

Growth of a $10,000 Investment

12/31/01–10/31/05

Investment in Class Y Shares

A $10,000 investment in the Fund’s Class P, Class B, Class C shares at the Fund’s inception on 12/31/01 and Class A at the class’ inception on 12/13/04 (adjusted to reflect the maximum applicable sales charges) would have been valued at $11,618, $11,657, $11,938 and $9,865, respectively on 10/31/2005.

Without Sales Charges

(non-standardized average annual returns)

as of 10/31/05

	1 Year	Since Incept.*
Class A Shares	N/A	3.39%
Class B Shares	10.55%	4.78
Class C Shares	10.36	4.73
Class P Shares	11.11	5.53
Class Y Shares	11.55	5.79
Russell 2500 Value Index	15.64	13.87

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized.

With Sales Charges

(standardized average annual returns)

as of 10/31/05

	1 Year	Since Incept.*
Class A Shares	N/A	(1.53)%
Class B Shares	5.55%	4.08
Class C Shares	9.36	4.73
Class P Shares	4.99	3.99
Class Y Shares	11.55	5.79
Russell 2500 Value Index	15.64	13.87

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized.

With Sales Charges

(standardized average annual returns)

as of 9/30/05

	1 Year	Since Incept.*
Class A Shares	N/A	2.26%
Class B Shares	12.39%	5.28
Class C Shares	16.31	5.93
Class P Shares	11.63	5.13
Class Y Shares	18.42	6.97
Russell 2500 Value Index	21.31	15.12

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

The Fund’s Class P shares returned 11.11% for the year ending October 31, 2005. The Fund’s benchmark, the Russell 2500 Value Index, returned 15.64% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Fund’s performance relative to its benchmark, the Russell 2500 Value Index. Performance quoted refers to the absolute performance of specific stocks for the year ended October 31, 2005 and should not be considered a measure of the stock’s actual performance contribution to this Fund. Factors that will determine how much a stock contributes to the Fund’s overall return will depend upon when the manager purchased the stock, how long it was held and its weighting in the Fund.

Fund Highlights

For the year ending October 31, 2005

What helped performance during the year

•	An overweight position in the Health Care sector was the largest relative contributor to performance.

•	An underweight position in the Financials sector also contributed positively to performance.

•	An overweight in York International Corp. was the largest single holding contribution.

•	Consumer Staples and Energy were the only sectors with positive stock selection.

What hurt performance over the year

•	Stock selection in both the Materials and Health Care sectors hurt performance.

•	Overweight positions in Information Technology holdings Unisys Corp., Teradyne Inc., Vishar Intertechnology, Celestica Inc. and Lexmark International all detracted from performance. An overweight position in the sector also detracted.

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

Sector Weightings

as of 10/31/05

% of Net Assets
Financials	21.1%
Information Technology	19.1
Consumer Discretionary	15.5
Industrials	14.3
Health Care	8.6
Materials	6.2
Energy	4.9
Utilities	4.4
Consumer Staples	3.9
Telecommunication Services	0.7
Cash and Other	1.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES :

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/05	Ending Account Value 10/31/05	Expenses Paid During Period Ended 5/1/05 to 10/31/05*
Class A†
Actual	$1,000.00	$1,071.20	$9.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.63	9.65
Class B
Actual	1,000.00	1,067.90	12.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.85	12.43
Class C
Actual	1,000.00	1,067.10	12.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.85	12.43
Class P
Actual	1,000.00	1,071.10	8.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.64	8.64
Class Y
Actual	1,000.00	1,073.50	7.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.90	7.37

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.90%, 2.45%, 2.45%, 1.70% and 1.45%, respectively, multiplied by the average account value over the period, multiplied by 184/365 for Class A, Class B, Class C, Class P and Class Y (to reflect the one-half year period).

†	Class A commenced operations on December 13, 2004.

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

FUND ADVISERS

•	Alliance Capital Management L.P. (Bernstein Unit)

•	J.P. Morgan Investment Management Inc.

•	Marsico Capital Management LLC

PERFORMANCE RESULTS

Growth of a $10,000 Investment

12/31/01–10/31/05

Investment in Class Y Shares

A $10,000 investment in the Fund’s Class P, Class B, Class C shares at the Fund’s inception on 12/31/01 and Class A at the class’ inception on 12/13/04 (adjusted to reflect the maximum applicable sales charges) would have been valued at $12,790, $12,859, $13,157 and $10,331, respectively on 10/31/2005.

Without Sales Charges

(non-standardized average annual returns)

as of 10/31/05

	1 Year	Since Incept.*
Class A Shares	N/A	8.95%
Class B Shares	15.70%	7.42
Class C Shares	15.60	7.42
Class P Shares	16.55	8.21
Class Y Shares	16.79	8.51
MSCI EAFE Index	18.09	10.84

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized

With Sales Charges

(standardized average annual returns)

as of 10/31/05

	1 Year	Since Incept.*
Class A Shares	N/A	3.76%
Class B Shares	10.70%	6.78
Class C Shares	14.60	7.42
Class P Shares	10.18	6.63
Class Y Shares	16.79	8.51
MSCI EAFE Index	18.09	10.84

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized

Without Sales Charges

(standardized average annual returns)

as of 9/30/05

	1 Year	Since Incept.*
Class A Shares	N/A	7.39%
Class B Shares	18.16%	7.95
Class C Shares	22.25	8.62
Class P Shares	17.16	7.75
Class Y Shares	24.36	9.69
MSCI EAFE Index	25.79	11.98

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

The Fund’s Class P shares returned 16.55% for the year ending October 31, 2005. The Fund’s benchmark, the MSCI EAFE Index, returned 18.09% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Fund’s performance relative to its benchmark, the MSCI EAFE Index. Performance quoted refers to the absolute performance of specific stocks for the year ended October 31, 2005 and should not be considered a measure of the stock’s actual performance contribution to this Fund. Factors that will determine how much a stock contributes to the Fund’s overall return will depend upon when the manager purchased the stock, how long it was held and its weighting in the Fund.

Fund Highlights

For the year ending October 31, 2005

What helped performance during the year

•	Stock selection in the overweight Energy sector was the largest relative contributor for the year; Austrian holding OMV AG was the largest individual Energy contributor.

•	An overweight position in Consumer Discretionary holding Yamada Denki Co., Ltd. was the largest individual contributor to relative performance.

•	The strongest sector contribution came from an underweight position in Telecommunication Services, led by Mexican holding America Movil SA de CV.

•	Stock selection in the Financials, Information Technology, Telecommunication Services and Industrial sectors all contributed to performance.

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

What hurt performance over the year

•	Stock selection in the overweight Consumer Discretionary sector was the largest detractor from relative performance, led by overweight positions in French holdings Thomson SA, JC DeCaux SA and Renault SA and Japanese holding Nissan Motor Co., Ltd.

•	An overweight position in the Information Technology sector detracted from performance; overweights in holdings Research in Motion Ltd. and Trend Micro Inc. led detractors.

•	An overweight position in the Consumer Discretionary sector and an underweight position in the Financials sector also hurt performance.

Sector Weightings

as of 10/31/05

% of Net Assets
Financials	25.3%
Consumer Discretionary	16.4
Industrials	9.3
Energy	9.2
Materials	8.6
Health Care	8.2
Information Technology	7.9
Consumer Staples	6.3
Utilities	3.9
Telecommunication Services	3.4
Cash and Other	1.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/05	Ending Account Value 10/31/05	Expenses Paid During Period Ended 5/1/05 to 10/31/05*
Class A†
Actual	$1,000.00	$1,086.80	$11.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.62	10.66
Class B
Actual	1,000.00	1,083.10	13.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,011.85	13.44
Class C
Actual	1,000.00	1,083.10	13.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,011.85	13.44
Class P
Actual	1,000.00	1,087.70	10.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.63	9.65
Class Y
Actual	1,000.00	1,089.30	8.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.89	8.39

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 2.10%, 2.65%, 2.65%, 1.90% and 1.65%, respectively, multiplied by the average account value over the period, multiplied by 184/365 for Class A, Class B, Class C, Class P and Class Y (to reflect the one-half year period).

†	Class A commenced operations on December 13, 2004.

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

FUND ADVISERS

•	Firsthand Capital Management, Inc.

•	RCM Capital Management LLC

•	Wellington Management Company, LLP

PERFORMANCE RESULTS

Growth of a $10,000 Investment

12/31/01–10/31/05

Investment in Class Y Shares

A $10,000 investment in the Fund’s Class P, Class B, Class C shares at the Fund’s inception on 12/31/01 and Class A at the class’ inception on 12/13/04 (adjusted to reflect the maximum applicable sales charges) would have been valued at $9,415, $9,389, $9,678 and $9,912, respectively on 10/31/2005.

Without Sales Charges

(non-standardized average annual returns)

as of 10/31/05

	1 Year	Since Incept.*
Class A Shares	N/A	3.99%
Class B Shares	11.53%	(0.85)
Class C Shares	11.53	(0.85)
Class P Shares	12.33	(0.10)
Class Y Shares	12.63	0.13
Russell 1000 Index	10.47	3.93
Russell 1000 Technology Index	7.08	(2.23)

*	Date of inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized

With Sales Charges

(standardized average annual returns)

as of 10/31/05

	1 Year	Since Incept.*
Class A Shares	N/A	(1.00)%
Class B Shares	6.53%	(1.63)
Class C Shares	10.53	(0.85)
Class P Shares	6.20	(1.56)
Russell 1000 Index	10.47	3.93
Russell 1000 Technology Index	7.08	(2.23)

*	Date of inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized

With Sales Charges

(standardized average annual returns)

as of 9/30/05

	1 Year	Since Incept.*
Class A Shares	N/A	0.60%
Class B Shares	16.38%	(1.27)
Class C Shares	20.51	(0.43)
Class P Shares	15.60	(1.20)
Class Y Shares	22.61	0.53
Russell 1000 Index	14.26	4.51
Russell 1000 Technology Index	15.79	(2.14)

*	Date of inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

The Fund’s Class P shares returned 12.33% for the year ending October 31, 2005. The Fund’s benchmark, the Russell 1000 Technology Index, returned 7.08% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Fund’s performance relative to its benchmark, the Russell 1000 Technology Index. Performance quoted refers to the absolute performance of specific stocks for the year ended October 31, 2005 and should not be considered a measure of the stock’s actual performance contribution to this Fund. Factors that will determine how much a stock contributes to the Fund’s overall return will depend upon when the manager purchased the stock, how long it was held and its weighting in the Fund.

Fund Highlights

For the year ending October 31, 2005

What helped performance during the year

•	Computers and Peripherals stock selection, especially an overweight position in Sandisk Corp. and underweight positions in IBM and Dell, contributed strongly to performance.

•	An overweight position in the Internet Software and Services sector, especially non-benchmark holding Google, Inc., added to performance.

•	Communications Equipment stock selection, including an overweight in Corning and an underweight in Cisco Systems, was positive. IT Services stock selection also contributed.

What hurt performance over the year

•	An underweight position in Computers & Peripherals holding Hewlett Packard was the largest relative detractor from performance. A large underweight in the sector also detracted from performance.

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

•	Holding Research in Motion, Elan PLC and Flextronics International, which were not held by the benchmark, also subtracted.

•	Underweight positions in Apple Computer and Motorola were negative.

•	Internet Software and Services stock selection hurt performance.

•	The Semiconductor and Semiconductor Equipment sector was negative, including an overweight position in Altera Corp.

Sector Weightings

as of 10/31/05

% of Net Assets
Information Technology	87.7%
Consumer Discretionary	5.6
Industrials	2.2
Energy	1.7
Health Care	1.0
Telecommunication Services	0.4
Cash and Other	1.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/05	Ending Account Value 10/31/05	Expenses Paid During Period Ended 5/1/05 to 10/31/05*
Class A†
Actual	$1,000.00	$1,152.30	$11.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.37	10.92
Class B
Actual	1,000.00	1,148.50	14.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,011.59	13.69
Class C
Actual	1,000.00	1,148.50	14.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,011.59	13.69
Class P
Actual	1,000.00	1,153.30	10.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.38	9.91
Class Y
Actual	1,000.00	1,153.60	9.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.64	8.64

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 2.15%, 2.70%, 2.70%, 1.95% and 1.70%, respectively, multiplied by the average account value over the period, multiplied by 184/365 for Class A, for Class B, Class C, Class P and Class Y (to reflect the one-half year period).

†	Class A commenced operations on December 13, 2004.

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

FUND ADVISERS

•	A I M Capital Management, Inc.

•	RCM Capital Management LLC

•	Wellington Management Company, LLP

PERFORMANCE RESULTS

Growth of a $10,000 Investment

12/31/01–10/31/05

Investment in Class Y Shares

A $10,000 investment in the Fund’s Class P, Class B, Class C shares at the Fund’s inception on 12/31/01 and Class A at the class’ inception on 12/13/04 (adjusted to reflect the maximum applicable sales charges) would have been valued at $11,026, $11,067, $11,363 and $9,993, respectively on 10/31/2005.

Without Sales Charges

(non-standardized average annual returns)

as of 10/31/05

	1 Year	Since Incept.*
Class A Shares	N/A	4.89%
Class B Shares	10.70%	3.39
Class C Shares	10.70	3.39
Class P Shares	11.43	4.10
Class Y Shares	11.77	4.40
Russell 1000 Index	10.47	3.93
Russell 1000 Health Care Index	11.99	0.18

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized

With Sales Charges

(standardized average annual returns)

as of 10/31/05

	1 Year	Since Incept.*
Class A Shares	N/A	(0.08)%
Class B Shares	5.70%	2.68
Class C Shares	9.70	3.39
Class P Shares	5.27	2.58
Russell 1000 Index	10.47	3.93
Russell 1000 Health Care Index	11.99	0.18

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized

With Sales Charges

(standardized average annual returns) as of 9/30/05

	1 Year	Since Incept.*
Class A Shares	N/A	2.47%
Class B Shares	9.04%	3.44
Class C Shares	13.03	4.19
Class P Shares	8.54	3.33
Class Y Shares	15.15	5.20
Russell 1000 Index	14.26	4.51
Russell 1000 Health Care Index	12.73	0.06

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

The Fund’s Class P shares returned 11.43% for the year ending October 31, 2005. The Fund’s benchmark, the Russell 1000 Health Care Index, returned 11.99% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Fund’s performance relative to its benchmark, the Russell 1000 Health Care Index. Performance quoted refers to the absolute performance of specific stocks for the year ended October 31, 2005 and should not be considered a measure of the stock’s actual performance contribution to this Fund. Factors that will determine how much a stock contributes to the Fund’s overall return will depend upon when the manager purchased the stock, how long it was held and its weighting in the Fund.

Fund Highlights

For the year ending October 31, 2005

What helped performance during the year

•	An underweight position in Pfizer Inc. relative to the benchmark was the largest contributor to relative performance. Other Pharmaceutical holdings contributing to performance included overweights in Roche Holdings and Eisai Co. and underweights in Merck and Bristol Myers Squibb.

•	Stock selection in the Heath Care Equipment & Supplies sector also added to performance, including underweights in Boston Scientific Corp. and Zimmer Holdings.

•	Overweights in Pacificare Health Systems, Inc. and Health Net, Inc. helped the outperformance of stock selection in the Health Care Providers & Services sector.

•	Biotechnology holding Protein Design Labs, Inc. also added to performance.

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

What hurt performance over the year

•	Biotechnology stock selection was a drag on performance, especially underweights in Genentech, Inc. and Amgen, Inc. and overweights in Canadian holding QLT, Inc. and OSI Pharmaceuticals.

•	Elan PLC Corp. plc in Ireland, a position not held by the benchmark, was the largest relative detractor from performance.

•	The positive stock selection in Health Care Providers & Services was offset by a large sector underweight. This included underweights in holdings UnitedHealth Group and Wellpoint Inc., which both performed well during the year.

•	Overweights in Pharmaceutical holdings Forest Labs and Fujisawa Pharmaceuticals also detracted from performance.

Sector Weightings

as of 10/31/05

% of Net Assets
Pharmaceuticals	38.4%
Health Care	20.0
Biotechnology	18.3
Health Care Equipment	16.7
Materials	0.5
Consumer Staples	0.4
Information Technology	0.3
Financials	0.2
Cash and Other	5.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/05	Ending Account Value 10/31/05	Expenses Paid During Period Ended 5/1/05 to 10/31/05*
Class A†
Actual	$1,000.00	$1,069.10	$11.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.37	10.92
Class B
Actual	1,000.00	1,066.60	14.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,011.59	13.69
Class C
Actual	1,000.00	1,065.50	14.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,011.59	13.69
Class P
Actual	1,000.00	1,069.10	10.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.38	9.91
Class Y
Actual	1,000.00	1,070.60	8.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.64	8.64

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 2.15%, 2.70%, 2.70%, 1.95% and 1.70%, respectively, multiplied by the average account value over the period, multiplied by 184/365 for Class A, Class B, Class C, Class P and Class Y (to reflect the one-half year period).

†	Class A commenced operations on December 13, 2004.

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

FUND ADVISERS

•	BlackRock Advisors, Inc.

•	Pacific Investment Management Company LLC (PIMCO)

PERFORMANCE RESULTS

Growth of a $10,000 Investment

12/31/01–10/31/05

Investment in Class Y Shares

A $10,000 investment in the Fund’s Class P, Class B, Class C shares at the Fund’s inception on 12/31/01 and Class A at the class’ inception on 12/13/04 (adjusted to reflect the maximum applicable sales charges) would have been valued at $11,225, $11,133, $11,418 and $9,617, respectively on 10/31/2005.

Without Sales Charges

(non-standardized average annual returns)

as of 10/31/05

	1 Year	Since Incept.*
Class A Shares	N/A	0.44%
Class B Shares	0.07%	3.54
Class C Shares	(0.03)	3.52
Class P Shares	0.63	4.30
Class Y Shares	0.98	4.57
Lehman Brothers Aggregate Bond Index	1.13	5.09

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized

With Sales Charges

(standardized average annual returns)

as of 10/31/05

	1 Year	Since Incept.*
Class A Shares	N/A	(4.33)%
Class B Shares	(4.74)%	2.84
Class C Shares	(0.99)	3.52
Class P Shares	(3.88)	3.06
Class Y Shares	0.98	4.57
Lehman Brothers Aggregate Bond Index	1.13	5.09

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized

With Sales Charges

(standardized average annual returns)

as of 9/30/05

	1 Year	Since Incept.*
Class A Shares	N/A	(3.48)%
Class B Shares	(3.25)%	3.16
Class C Shares	0.66	3.86
Class P Shares	(2.30)	3.37
Class Y Shares	2.57	4.91
Lehman Brothers Aggregate Bond Index	2.80	5.44

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

The Fund’s Class P shares returned 0.63% for the year ending October 31, 2005. The Fund’s benchmark, the Lehman Brothers Aggregate Bond Index, returned 1.13% over the same period.

Fund Highlights

For the year ending October 31, 2005

What helped performance during the year

•	Mortgage security selection contributed to performance and more than offset the negative impact of a sector overweight as mortgages lagged like-duration Treasuries.

•	Allocations to TIPS and municipal bonds, less volatile asset classes that typically outperform when rates rise, also helped performance.

•	Emerging market bonds, boosted by strong cash inflows from investors drawn to their improving fundamentals, were positive contributors to performance.

What hurt performance during the year

•	A corporate underweight hurt performance, as investors anxious to boost yield were drawn to these assets, although security selection added to returns.

•	The Fund’s underweight to Agencies contributed negatively to performance, as that sector outperformed Treasuries during the year.

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

Distribution of Assets by Sector

as of 10/31/05

% of Net Assets
U.S. Government and Agency	76.3%
Asset-Backed and Mortgage-Backed Securities	12.7
Corporate Bonds	12.2
Foreign Government Securities	3.9
Commercial Paper	2.1
Municipal Securities	1.7
Cash and Other	(8.9)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/05	Ending Account Value 10/31/05	Expenses Paid During Period Ended 5/1/05 to 10/31/05*
Class A†
Actual	$1,000.00	$996.70	$6.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.90	6.36
Class B
Actual	1,000.00	994.90	9.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.13	9.15
Class C
Actual	1,000.00	993.90	9.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.13	9.15
Class P
Actual	1,000.00	998.70	5.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.91	5.35
Class Y
Actual	1,000.00	999.00	4.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.17	4.08

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.25%, 1.80%, 1.80%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, multiplied by 184/365 for Class A, Class B, Class C, Class P and Class Y (to reflect the one-half year period).

†	Class A commenced operations on December 13, 2004.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

October 31, 2005

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Capital Appreciation Fund*‡	835	$29,441
AXA Enterprise Deep Value Fund ‡	4,542	50,823
AXA Enterprise Equity Income Fund ‡	1,878	50,939
AXA Enterprise Government Securities Fund ‡	37,729	467,472
AXA Enterprise Growth Fund*‡	3,973	70,599
AXA Enterprise High Yield Bond Fund ‡	17,071	163,190
AXA Enterprise Money Market Fund ‡	5,013	5,013
AXA Enterprise Multimanager Core Bond Fund ‡	41,773	410,625
AXA Enterprise Multimanager Mid Cap Value Fund* ‡	799	9,801
AXA Enterprise Multimanager Value Fund*‡	26,416	317,256
AXA Enterprise Short Duration Bond Fund ‡	99,255	975,677

Total Investment Companies (98.0%) (Cost $2,575,813)		2,550,836

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.5%)
JPMorgan Chase Nassau
3.40%, 11/1/05
(Amortized Cost $63,665)	$63,665	$63,665

Total Investments (100.5%) (Cost/Amortized Cost $2,639,478)		2,614,501
Other Assets Less Liabilities (-0.5%)		(12,175)

Net Assets (100%)		$2,602,326

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class Y shares.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2005

Investments in companies which were affiliates for the period January 10, 2005* through October 31, 2005, were as follows:

Securities	Market Value January 10, 2005*	Purchases at Cost	Sales at Cost	Market Value October 31, 2005	Dividend Income	Realized Gain (Loss)
AXA Enterprise Capital Appreciation Fund	$—	$43,879	$14,764	$29,441	$—	$726
AXA Enterprise Deep Value Fund	—	52,729	1,202	50,823	—	(14)
AXA Enterprise Equity Fund	—	23,817	23,817	—	—	686
AXA Enterprise Equity Income Fund	—	52,728	1,209	50,939	—	(22)
AXA Enterprise Government Securities Fund	—	526,610	48,780	467,472	6,069	117
AXA Enterprise Growth Fund	—	71,444	1,417	70,599	—	1
AXA Enterprise High Yield Bond Fund	—	188,824	21,732	163,190	3,625	24
AXA Enterprise Money Market Fund	—	5,025	—	5,013	25	—
AXA Enterprise Multimanager Core Bond Fund	—	512,444	93,625	410,625	5,194	772
AXA Enterprise Multimanager Mid Cap Growth Fund	—	5,954	5,954	—	—	240
AXA Enterprise Multimanager Mid Cap Value Fund	—	19,054	9,504	9,801	—	496
AXA Enterprise Multimanager Value Fund	—	322,167	8,137	317,256	—	(143)
AXA Enterprise Short Duration Bond Fund	—	1,009,744	23,153	975,677	9,489	(98)
AXA Enterprise Small Company Growth Fund	—	5,954	5,954	—	—	332
AXA Enterprise Small Company Value Fund	—	4,764	4,764	—	—	201

	$—	$2,845,137	$264,012	$2,550,836	$24,402	$3,318

Investment security transactions for the period January 10, 2005* through October 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,845,137
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$267,330

As of October 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,261
Aggregate gross unrealized depreciation	(29,923)

Net unrealized depreciation	$(25,662)

Federal income tax cost of investments	$2,640,163

*	Commencement of operations.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

October 31, 2005

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Capital Appreciation Fund*‡	13,003	$458,241
AXA Enterprise Deep Value Fund ‡	39,332	440,122
AXA Enterprise Equity Fund*‡	27,931	186,860
AXA Enterprise Equity Income Fund‡	16,558	449,230
AXA Enterprise Government Securities Fund ‡	72,961	903,986
AXA Enterprise Growth Fund*‡	27,507	488,796
AXA Enterprise High Yield Bond Fund ‡	38,189	365,089
AXA Enterprise Money Market Fund ‡	5,013	5,013
AXA Enterprise Multimanager Core Bond Fund ‡	113,560	1,116,297
AXA Enterprise Multimanager Mid Cap Growth Fund*‡	1,234	12,357
AXA Enterprise Multimanager Mid Cap Value Fund*‡	1,198	14,703
AXA Enterprise Multimanager Value Fund ‡	151,359	1,817,830
AXA Enterprise Short Duration Bond Fund ‡.	189,175	1,859,589
AXA Enterprise Small Company Growth Fund*‡	7,617	223,324
AXA Enterprise Small Company Value Fund ‡	36,454	442,187

Total Investment Companies (99.1%) (Cost $8,804,832)		8,783,624

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.7%)
JPMorgan Chase Nassau
3.40%, 11/1/05
(Amortized Cost $62,987)	$62,987	$62,987

Total Investments (99.8%) (Cost/Amortized Cost $8,867,819)		8,846,611
Other Assets Less Liabilities (0.2%)		21,441

Net Assets (100%)		$8,868,052

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The Holdings in Investment Companies are all Class Y shares.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2005

Investments in companies which were affiliates for the period January 10, 2005* through October 31, 2005, were as follows:

Securities	Market Value January 10, 2005*	Purchases at Cost	Sales at Cost	Market Value October 31, 2005	Dividend Income	Realized Gain (Loss)
AXA Enterprise Capital Appreciation Fund	$—	$766,429	$325,390	$458,241	$—	$9,662
AXA Enterprise Deep Value Fund	—	453,544	13,285	440,122	—	39
AXA Enterprise Equity Fund	—	511,303	332,580	186,860	—	16,516
AXA Enterprise Equity Income Fund	—	464,901	6,021	449,230	—	(29)
AXA Enterprise Government Securities Fund	—	1,117,217	192,739	903,986	13,393	147
AXA Enterprise Growth Fund	—	494,305	13,679	488,796	—	12
AXA Enterprise High Yield Bond Fund	—	593,833	222,088	365,089	10,655	2,846
AXA Enterprise Money Market Fund	—	5,025	—	5,013	25	—
AXA Enterprise Multimanager Core Bond Fund	—	1,388,717	250,454	1,116,297	14,800	1,607
AXA Enterprise Multimanager Mid Cap Growth Fund	—	92,657	80,979	12,357	—	4,021
AXA Enterprise Multimanager Mid Cap Value Fund	—	444,755	430,255	14,703	—	19,744
AXA Enterprise Multimanager Value Fund	—	1,844,444	44,108	1,817,830	—	15
AXA Enterprise Short Duration Bond Fund	—	1,937,058	55,351	1,859,589	18,305	(189)
AXA Enterprise Small Company Growth Fund	—	259,435	36,910	223,324	—	396
AXA Enterprise Small Company Value Fund	—	458,182	12,546	442,187	—	(142)

	$—	$10,831,805	$2,016,385	$8,783,624	$57,178	$54,645

Investment security transactions for the period January 10, 2005* through October 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$10,831,805
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,071,030

As of October 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,576
Aggregate gross unrealized depreciation	(75,301)

Net unrealized depreciation	$(23,725)

Federal income tax cost of investments	$8,870,336

*	Commencement of operations.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

October 31, 2005

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Capital Appreciation Fund*‡	123,069	$4,336,944
AXA Enterprise Deep Value Fund ‡	245,861	2,751,181
AXA Enterprise Equity Fund*‡	603,204	4,035,434
AXA Enterprise Equity Income Fund ‡	233,069	6,323,159
AXA Enterprise Government Securities Fund ‡	739,323	9,160,215
AXA Enterprise Growth Fund*‡	375,920	6,680,104
AXA Enterprise Multimanager Core Bond Fund ‡	1,144,905	11,254,417
AXA Enterprise Multimanager International Equity Fund ‡	1,817,784	23,958,398
AXA Enterprise Multimanager Mid Cap Growth Fund*‡	2,066	20,682
AXA Enterprise Multimanager Mid Cap Value Fund*‡	1,629	19,984
AXA Enterprise Multimanager Value Fund ‡	1,853,948	22,265,912
AXA Enterprise Short Duration Bond Fund ‡	982,488	$9,657,855
AXA Enterprise Small Company Growth Fund*‡	45,343	1,329,459
AXA Enterprise Small Company Value Fund ‡	769,526	9,334,353

Total Investments (100.0%) (Cost $109,118,885)		111,128,097
Other Assets Less Liabilities (0.0%)		(13,815)

Net Assets (100%)		$111,114,282

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class Y shares.

Investments in companies which were affiliates for the period June 6, 2005 through October 31, 2005, were as follows:

Securities	Market Value June 6, 2005	Purchases at Cost	Sales at Cost	Market Value October 31, 2005	Dividend Income	Realized Gain (Loss)
AXA Enterprise Capital Appreciation Fund	$—	$10,325,278	$6,062,399	$4,336,944	$—	$151,411
AXA Enterprise Deep Value Fund	—	2,872,524	155,792	2,751,181	—	3,587
AXA Enterprise Equity Fund	—	5,160,169	1,216,166	4,035,434	—	22,777
AXA Enterprise Equity Income Fund	—	6,606,047	232,390	6,323,159	—	921
AXA Enterprise Government Securities Fund	—	9,987,574	562,176	9,160,215	153,830	(4,448)
AXA Enterprise Growth Fund	—	6,911,099	411,522	6,680,104	—	8,674
AXA Enterprise Multimanager Core Bond Fund	—	12,254,481	695,019	11,254,417	180,743	(5,417)
AXA Enterprise Multimanager International Equity Fund	—	24,147,477	1,950,600	23,958,398	—	78,603
AXA Enterprise Multimanager Mid Cap Growth Fund	—	20,000	—	20,682	—	—
AXA Enterprise Multimanager Mid Cap Value Fund	—	20,000	—	19,984	—	—
AXA Enterprise Multimanager Value Fund	—	22,930,896	1,044,677	22,265,912	—	1,718
AXA Enterprise Short Duration Bond Fund	—	11,639,446	1,835,628	9,657,855	145,646	(9,919)
AXA Enterprise Small Company Growth Fund	—	1,723,761	409,709	1,329,459	—	21,465
AXA Enterprise Small Company Value Fund	—	9,776,213	618,814	9,334,353	—	24,376

	$—	$124,374,965	$15,194,892	$111,128,097	$480,219	$293,748

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2005

Investment security transactions for the year ended October 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$170,457,711
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$182,163,337

As of October 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,701,077
Aggregate gross unrealized depreciation	(709,447)

Net unrealized appreciation	$1,991,630

Federal income tax cost of investments	$109,136,467

For the year ended October 31, 2005, the Fund incurred approximately $40 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $23,221,980 of which $1,824,193 expires in the year 2009 and $21,397,787 expires in the year 2010. The fund utilized $9,642,880 in capital loss carryforward during the fiscal year ended October 31, 2005.

Included in the capital loss carryforward amounts are $2,230,460 of losses acquired from Enterprise Managed Fund as a result of a tax-free reorganization that occurred during the year ended 2003. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use in future years.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

October 31, 2005

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Capital Appreciation Fund*‡	10,014	$344,652
AXA Enterprise Deep Value Fund ‡	25,439	284,665
AXA Enterprise Equity Fund*‡	25,341	169,535
AXA Enterprise Equity Income Fund ‡	11,568	313,824
AXA Enterprise Government Securities Fund ‡	10,440	129,354
AXA Enterprise Growth Fund*‡	21,984	389,052
AXA Enterprise Multimanager Core Bond Fund ‡	21,148	207,883
AXA Enterprise Multimanager International Equity Fund ‡	110,505	1,456,459
AXA Enterprise Multimanager Mid Cap Growth Fund*‡	1,272	12,733
AXA Enterprise Multimanager Mid Cap Value Fund*‡	935	11,472
AXA Enterprise Multimanager Value Fund ‡	100,383	1,205,603
AXA Enterprise Small Company Growth Fund*‡	3,664	107,427
AXA Enterprise Small Company Value Fund ‡	42,588	516,591

Total Investment Companies (99.7%) (Cost $5,075,679)		5,149,250

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.1%)
JPMorgan Chase Nassau
3.40%, 11/1/05
(Amortized Cost $56,567)	$56,567	$56,567

Total Investments (100.8%) (Cost/Amortized Cost $5,132,246)		5,205,817
Other Assets Less Liabilities (-0.8%)		(42,609)

Net Assets (100%)		$5,163,208

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class Y shares.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2005

Investments in companies which were affiliates for the period January 10, 2005* through October 31, 2005, were as follows:

Securities	Market Value January 10, 2005*	Purchases at Cost	Sales at Cost	Market Value October 31, 2005	Dividend Income	Realized Gain (Loss)
AXA Enterprise Capital Appreciation Fund	$—	$560,472	$223,252	$344,652	$—	$7,858
AXA Enterprise Deep Value Fund	—	309,634	25,417	284,665	—	1,267
AXA Enterprise Equity Fund	—	438,632	274,939	169,535	—	11,596
AXA Enterprise Equity Income Fund	—	342,199	25,383	313,824	—	504
AXA Enterprise Government Securities Fund	—	183,495	51,418	129,354	1,929	(200)
AXA Enterprise Growth Fund	—	422,015	38,670	389,052	—	560
AXA Enterprise Multimanager Core Bond Fund	—	274,738	63,002	207,883	2,622	(21)
AXA Enterprise Multimanager International Equity Fund	—	1,566,112	177,242	1,456,459	—	515
AXA Enterprise Multimanager Small/Mid Cap Growth Fund	—	88,192	76,143	12,733	—	3,857
AXA Enterprise Multimanager Small/Mid Cap Value Fund	—	176,384	165,089	11,472	—	7,912
AXA Enterprise Multimanager Value Fund	—	1,306,938	112,016	1,205,603	—	716
AXA Enterprise Short Duration Bond Fund	—	17,721	17,721	—	83	3
AXA Enterprise Small Company Growth Fund	—	283,903	176,356	107,427	—	6,892
AXA Enterprise Small Company Value Fund	—	572,807	40,496	516,591	—	1,684

	$—	$6,543,242	$1,467,144	$5,149,250	$4,634	$43,143

Investment security transactions for the period January 10, 2005* through October 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$6,543,242
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,510,287

As of October 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$96,546
Aggregate gross unrealized depreciation	(25,727)

Net unrealized appreciation	$70,819

Federal income tax cost of investments	$5,134,998

*	Commencement of operations.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

PORTFOLIO OF INVESTMENTS

October 31, 2005

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.4%)
Hotels, Restaurants & Leisure (2.3%)
Carnival Corp.	1,350	$67,055
Starbucks Corp.*	4,100	115,948
Starwood Hotels & Resorts Worldwide, Inc.	1,100	64,273

		247,276

Household Durables (0.6%)
Centex Corp.	400	25,740
D.R. Horton, Inc.	513	15,744
Lennar Corp., Class A.	320	17,785
Pulte Homes, Inc	210	7,936

		67,205

Internet & Catalog Retail (5.5%)
Amazon.com, Inc.*	5,450	217,346
eBay, Inc.*	9,600	380,160

		597,506

Media (3.2%)
Pixar*	3,850	195,310
XM Satellite Radio Holdings, Inc., Class A*	5,160	148,763

		344,073

Multiline Retail (1.8%)
J.C. Penney Co., Inc.	1,250	64,000
Target Corp.	2,270	126,416

		190,416

Specialty Retail (2.3%)
Bed Bath & Beyond, Inc.*	1,240	50,245
Best Buy Co., Inc.	360	15,934
Lowe’s Cos., Inc.	1,640	99,663
Urban Outfitters, Inc.*	980	27,763
Williams-Sonoma, Inc.*	1,250	48,887

		242,492

Textiles, Apparel & Luxury Goods (1.7%)
Coach, Inc.*	3,890	125,180
NIKE, Inc., Class B	650	54,633

		179,813

Total Consumer Discretionary		1,868,781

Consumer Staples (4.7%)
Beverages (0.6%)
PepsiCo, Inc.	1,000	59,080

Food & Staples Retailing (2.0%)
Wal-Mart Stores, Inc.	365	17,268
Walgreen Co.	4,350	197,620
Whole Foods Market, Inc.	30	4,324

		219,212

Household Products (2.1%)
Procter & Gamble Co.	4,039	226,158

Total Consumer Staples		504,450

Energy (1.9%)
Energy Equipment & Services (1.1%)
Schlumberger Ltd.	690	62,631
Transocean, Inc.*	950	54,616

		117,247

Oil & Gas (0.5%)
ConocoPhillips	800	52,304

Oil, Gas & Consumable Fuels (0.3%)
Canadian Natural Resources Ltd.	800	32,968

Total Energy		202,519

Financials (13.4%)
Capital Markets (4.2%)
Charles Schwab Corp.	2,040	31,008
Franklin Resources, Inc.	550	$48,604
Goldman Sachs Group, Inc.	1,420	179,446
Legg Mason, Inc.	1,030	110,529
Merrill Lynch & Co., Inc.	1,310	84,809

		454,396

Commercial Banks (1.4%)
Commerce Bancorp, Inc./New Jersey	3,600	109,692
Zions Bancorp	550	40,408

		150,100

Diversified Financial Services (1.2%)
Citigroup, Inc.	2,285	104,607
JPMorgan Chase & Co.	528	19,336

		123,943

Insurance (6.6%)
Aflac, Inc.	540	25,801
American International Group, Inc.	2,800	181,440
MetLife, Inc.	800	39,528
Progressive Corp.	4,050	469,031

		715,800

Total Financials		1,444,239

Health Care (20.3%)
Biotechnology (7.7%)
Amgen, Inc.*	3,080	233,341
Celgene Corp.*	500	28,050
Genentech, Inc.*	4,500	407,700
Gilead Sciences, Inc.*	3,340	157,815

		826,906

Health Care Equipment & Supplies (5.0%)
Alcon, Inc.	690	91,701
Medtronic, Inc.	1,750	99,155
St. Jude Medical, Inc.*	3,180	152,863
Stryker Corp.	1,000	41,070
Varian Medical Systems, Inc.*	1,950	88,842
Zimmer Holdings, Inc.*	1,050	66,958

		540,589

Health Care Providers & Services (4.7%)
Aetna, Inc.	850	75,276
Caremark Rx, Inc.*	2,430	127,332
Health Net, Inc.*	750	35,130
UnitedHealth Group, Inc.	2,560	148,199
WellPoint, Inc.*	1,550	115,754

		501,691

Pharmaceuticals (2.9%)
Abbott Laboratories	2,000	86,100
Novartis AG (ADR)	1,300	69,966
Schering-Plough Corp.	2,550	51,867
Teva Pharmaceutical Industries Ltd. (ADR)	2,870	109,404

		317,337

Total Health Care		2,186,523

Industrials (5.6%)
Aerospace & Defense (1.4%)
Boeing Co.	1,000	64,640
United Technologies Corp.	1,750	89,740

		154,380

Commercial Services & Supplies (1.3%)
Apollo Group, Inc., Class A*	2,200	138,644

Industrial Conglomerates (2.5%)
General Electric Co.	7,800	264,498

Machinery (0.4%)
Danaher Corp.	940	48,974

Total Industrials		606,496

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2005

	Number of Shares	Value (Note 1)
Information Technology (35.9%)
Communications Equipment (6.0%)
Cisco Systems, Inc.*	2,900	$50,605
Comverse Technology, Inc.*	1,850	46,435
Corning, Inc.*	1,630	32,747
Juniper Networks, Inc.*	6,710	156,544
Motorola, Inc.	1,850	40,996
QUALCOMM, Inc.	8,155	324,243

		651,570

Computers & Peripherals (7.5%)
Apple Computer, Inc.*	3,190	183,712
Dell, Inc.*	8,100	258,228
EMC Corp.*	9,400	131,224
Network Appliance, Inc.*	6,290	172,095
SanDisk Corp.*	1,000	58,890

		804,149

Electronic Equipment & Instruments (0.2%)
Amphenol Corp., Class A	420	16,787

Internet Software & Services (9.0%)
Google, Inc., Class A*	1,310	487,503
Yahoo!, Inc.*	13,030	481,719

		969,222

IT Services (0.8%)
Automatic Data Processing, Inc.	900	41,994
Infosys Technologies Ltd. (ADR)	310	21,080
Iron Mountain, Inc.*	730	28,470

		91,544

Semiconductors & Semiconductor Equipment (5.4%)
Advanced Micro Devices, Inc.*	1,540	35,759
Broadcom Corp., Class A*	4,150	176,209
Marvell Technology Group Ltd.*	4,550	211,165
Maxim Integrated Products, Inc.	2,800	97,104
Xilinx, Inc.	2,400	57,480

		577,717

Software (7.0%)
Activision, Inc.*	2,133	$33,643
Adobe Systems, Inc.	2,845	91,751
Electronic Arts, Inc.*	3,450	196,236
Microsoft Corp	4,930	126,701
Oracle Corp.*	5,100	64,668
Salesforce.com, Inc.*	1,000	24,990
SAP AG (ADR)	1,410	60,545
Symantec Corp.*	6,530	155,741

		754,275

Total Information Technology		3,865,264

Materials (0.3%)
Chemicals (0.3%)
Dow Chemical Co.	800	36,688

Total Materials		36,688

Total Common Stocks (99.5%) (Cost $8,202,072)		10,714,960

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.8%)
JPMorgan Chase Nassau
3.40%, 11/1/05
(Amortized Cost $83,728)	$83,728	83,728

Total Investments (100.3%) (Cost/Amortized Cost $8,285,800)		10,798,688
Other Assets Less Liabilities (-0.3%)		(36,599)

Net Assets (100%)		$10,762,089

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the year ended October 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,214,749
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$5,458,455

As of October 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,632,408
Aggregate gross unrealized depreciation	(190,622)

Net unrealized appreciation	$2,441,786

Federal income tax cost of investments	$8,356,902

For the year ended October 31, 2005, the Fund incurred approximately $192 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $1,838,936 of which $660,156 expires in the year 2010, $757,736 expires in the year 2011 and $421,044 expires in the year 2012. The Fund utilized $114,256 in capital loss carryforward during the fiscal year ended October 31, 2005.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

October 31, 2005

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.9%)
Auto Components (0.4%)
Autoliv, Inc.	100	$4,296
BorgWarner, Inc.	250	14,497
Cooper Tire & Rubber Co.	600	8,196
Lear Corp.	425	12,946
Magna International, Inc., Class A	150	10,458

		50,393

Automobiles (0.6%)
Harley-Davidson, Inc.	1,265	62,655
Toyota Motor Corp. (ADR)	150	13,922

		76,577

Hotels, Restaurants & Leisure (1.4%)
Hilton Hotels Corp.	2,150	41,817
McDonald’s Corp.	1,400	44,240
Starbucks Corp.*	3,170	89,648

		175,705

Household Durables (0.9%)
American Greetings Corp., Class A	3,680	92,920
Newell Rubbermaid, Inc.	1,000	22,990

		115,910

Internet & Catalog Retail (0.9%)
Expedia, Inc.*	2,395	45,002
IAC/InterActiveCorp*	2,615	66,944

		111,946

Media (3.4%)
Comcast Corp., Class A*	1,650	45,920
Comcast Corp., Special Class A*	3,700	101,417
DIRECTV Group, Inc.*	8,491	120,742
Interpublic Group of Cos., Inc.*	2,000	20,660
Sirius Satellite Radio, Inc.*	3,440	21,466
Time Warner, Inc.	2,600	46,358
Viacom, Inc., Class B	925	28,647
Walt Disney Co.	200	4,874
XM Satellite Radio Holdings, Inc., Class A*	1,205	34,740

		424,824

Multiline Retail (1.2%)
Nordstrom, Inc.	500	17,325
Target Corp.	2,325	129,479

		146,804

Specialty Retail (4.1%)
Best Buy Co., Inc.	985	43,596
Gap, Inc.	1,000	17,280
Home Depot, Inc.	5,705	234,133
Limited Brands	1,200	24,012
Linens ‘N Things, Inc.*	3,269	82,183
Office Depot, Inc.*	1,300	35,789
Staples, Inc.	3,342	75,964

		512,957

Textiles, Apparel & Luxury Goods (1.0%)
Jones Apparel Group, Inc.	650	17,732
NIKE, Inc., Class B	1,225	102,961

		120,693

Total Consumer Discretionary		1,735,809

Consumer Staples (6.1%)
Beverages (2.0%)
Coca-Cola Co.	1,300	55,614
PepsiCo, Inc.	3,210	189,647

		245,261

Food & Staples Retailing (0.6%)
Kroger Co.*	1,500	29,850
Safeway, Inc.	1,200	27,912
Wal-Mart Stores, Inc.	500	$23,655

		81,417

Food Products (0.5%)
Archer-Daniels-Midland Co.	400	9,748
Bunge Ltd.	400	20,776
Unilever N.V. (N.Y. Shares)	375	26,366

		56,890

Household Products (2.0%)
Clorox Co.	400	21,648
Colgate-Palmolive Co.	1,470	77,851
Procter & Gamble Co.	2,705	151,453

		250,952

Tobacco (1.0%)
Altria Group, Inc.	1,325	99,441
UST, Inc.	700	28,973

		128,414

Total Consumer Staples		762,934

Energy (8.9%)
Energy Equipment & Services (1.8%)
GlobalSantaFe Corp.	600	26,730
Halliburton Co.	865	51,122
Noble Corp.	400	25,752
Rowan Cos., Inc.	700	23,093
Schlumberger Ltd.	1,050	95,308

		222,005

Oil & Gas (7.1%)
BP plc (ADR)	425	28,220
Canadian Natural Resources Ltd.	1,450	59,362
Chevron Corp.	3,217	183,594
ConocoPhillips	1,000	65,380
Diamond Offshore Drilling, Inc.	500	28,230
Exxon Mobil Corp.	6,300	353,682
Marathon Oil Corp.	700	42,112
Occidental Petroleum Corp.	1,695	133,702

		894,282

Total Energy		1,116,287

Financials (18.2%)
Capital Markets (4.9%)
Bank of New York Co., Inc.	4,230	132,357
Charles Schwab Corp.	7,900	120,080
Goldman Sachs Group, Inc.	1,405	177,550
Lehman Brothers Holdings, Inc.	250	29,917
Merrill Lynch & Co., Inc.	700	45,318
Morgan Stanley	1,945	105,827

		611,049

Commercial Banks (4.0%)
Bank of America Corp.	4,600	201,204
Comerica, Inc.	500	28,890
Huntington Bancshares, Inc./Ohio	1,000	23,260
KeyCorp	825	26,598
Lloyds TSB Group plc	11,900	97,325
National City Corp.	175	5,640
PNC Financial Services Group, Inc.	125	7,589
U.S. Bancorp	1,100	32,538
Wachovia Corp.	1,025	51,783
Wells Fargo & Co.	375	22,575

		497,402

Consumer Finance (1.3%)
American Express Co.	3,115	155,034

Diversified Financial Services (2.6%)
Chicago Mercantile Exchange Holdings, Inc.	190	69,378
Citigroup, Inc.	5,100	233,478

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2005

	Number of Shares	Value (Note 1)
JPMorgan Chase & Co.	700	$25,634

		328,490

Insurance (3.4%)
ACE Ltd.	400	20,840
Allstate Corp.	375	19,796
American International Group, Inc.	550	35,640
Chubb Corp.	375	34,864
Genworth Financial, Inc., Class A	1,100	34,859
Hartford Financial Services Group, Inc.	475	37,881
MBIA, Inc.	1,917	111,646
MetLife, Inc.	750	37,058
Prudential Financial, Inc.	400	29,116
St. Paul Travelers Cos., Inc.	777	34,988
XL Capital Ltd., Class A	400	25,624

		422,312

Thrifts & Mortgage Finance (2.0%)
Fannie Mae	2,505	119,038
Freddie Mac	1,600	98,160
Washington Mutual, Inc.	875	34,650

		251,848

Total Financials		2,266,135

Health Care (16.1%)
Biotechnology (1.5%)
Amgen, Inc.*	1,495	113,261
Genentech, Inc.*	730	66,138

		179,399

Health Care Equipment & Supplies (2.9%)
Biomet, Inc.	1,670	58,166
Fisher Scientific International, Inc.*	1,770	100,005
Medtronic, Inc.	3,605	204,259

		362,430

Health Care Providers & Services (5.9%)
AmerisourceBergen Corp.	200	15,254
Caremark Rx, Inc.*	3,655	191,522
Eclipsys Corp.*	4,000	64,000
Health Management Associates, Inc., Class A	3,390	72,580
Medco Health Solutions, Inc.*	800	45,200
Tenet Healthcare Corp.*.	1,100	9,262
UnitedHealth Group, Inc.	4,100	237,349
WellPoint, Inc.*	1,400	104,552

		739,719

Pharmaceuticals (5.8%)
Abbott Laboratories	700	30,135
Bristol-Myers Squibb Co.	650	13,760
Eli Lilly & Co.	1,710	85,141
GlaxoSmithKline plc (ADR)	525	27,295
Johnson & Johnson	2,245	140,582
Merck & Co., Inc.	1,575	44,446
Pfizer, Inc.	8,000	173,920
Sanofi-Aventis	1,100	88,011
Sanofi-Aventis (ADR)	2,830	113,540
Wyeth	150	6,684

		723,514

Total Health Care		2,005,062

Industrials (10.7%)
Aerospace & Defense (0.8%)
Boeing Co.	900	58,176
Goodrich Corp.	850	30,659
Northrop Grumman Corp.	150	8,048

		96,883

Air Freight & Logistics (0.5%)
FedEx Corp.	545	50,102
United Parcel Service, Inc., Class B	125	$9,117

		59,219

Airlines (0.9%)
Southwest Airlines Co.	6,848	109,636

Building Products (0.1%)
Masco Corp.	400	11,400

Commercial Services & Supplies (0.5%)
Apollo Group, Inc., Class A*	1,035	65,226
FTI Consulting, Inc.*	100	2,737

		67,963

Electrical Equipment (0.4%)
Cooper Industries Ltd., Class A	475	33,673
Hubbell, Inc., Class B	300	14,448

		48,121

Industrial Conglomerates (5.2%)
General Electric Co.	15,735	533,574
Textron, Inc.	400	28,816
Tyco International Ltd.	3,100	81,809

		644,199

Machinery (0.5%)
Eaton Corp.	500	29,415
Ingersoll-Rand Co., Ltd., Class A	400	15,116
SPX Corp.	500	21,510

		66,041

Road & Rail (1.8%)
Burlington Northern Santa Fe Corp.	800	49,648
CSX Corp.	650	29,777
Norfolk Southern Corp.	975	39,195
Union Pacific Corp.	1,600	110,688

		229,308

Total Industrials		1,332,770

Information Technology (17.0%)
Communications Equipment (5.5%)
ADC Telecommunications, Inc.*	978	17,066
Cisco Systems, Inc.*	11,510	200,850
Corning, Inc.*	2,300	46,207
Motorola, Inc.	9,895	219,273
Nokia OYJ (ADR)	1,300	21,866
QUALCOMM, Inc.	1,310	52,086
Research In Motion Ltd.*	1,935	118,983
Tellabs, Inc.*	1,000	9,560

		685,891

Computers & Peripherals (1.8%)
Dell, Inc.*	2,165	69,020
EMC Corp.*	1,800	25,128
Hewlett-Packard Co.	2,535	71,082
International Business Machines Corp.	750	61,410

		226,640

Electronic Equipment & Instruments (0.7%)
Arrow Electronics, Inc.*	300	8,853
Avnet, Inc.*	500	11,525
Celestica, Inc.*	1,100	10,516
Flextronics International Ltd.*	1,700	15,793
Sanmina-SCI Corp.*	3,200	11,680
Solectron Corp.*	4,400	15,532
Tech Data Corp.*	250	8,660

		82,559

Internet Software & Services (2.1%)
Google, Inc., Class A*	243	90,430
Yahoo!, Inc.*	4,595	169,877

		260,307

IT Services (0.7%)
BearingPoint, Inc.*	8,700	61,074

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2005

	Number of Shares	Value (Note 1)
Electronic Data Systems Corp.	1,350	$31,468

		92,542

Semiconductors & Semiconductor Equipment (1.8%)
Agere Systems, Inc.*	1,110	11,544
Intel Corp.	3,200	75,200
Samsung Electronics Co., Ltd. (GDR)§	249	66,068
Texas Instruments, Inc.	2,685	76,657

		229,469

Software (4.4%)
Microsoft Corp.	16,165	415,440
Oracle Corp.*	5,800	73,544
SAP AG (ADR)	1,240	53,246

		542,230

Total Information Technology		2,119,638

Materials (2.1%)
Chemicals (1.1%)
Dow Chemical Co.	2,600	119,236
DuPont (E.I.) de Nemours & Co.	400	16,676

		135,912

Containers & Packaging (0.3%)
Owens-Illinois, Inc.*	1,050	19,992
Smurfit-Stone Container Corp.*	1,000	10,560

		30,552

Metals & Mining (0.7%)
Rio Tinto plc (ADR)	605	92,335

Total Materials		258,799

Telecommunication Services (5.1%)
Diversified Telecommunication Services (1.3%)
ALLTEL Corp.	1,700	105,162
SBC Communications, Inc.	300	7,155
Verizon Communications, Inc.	1,650	51,991

		164,308

Wireless Telecommunication Services (3.8%)
American Tower Corp., Class A*	1,400	33,390
China Mobile (Hong Kong) Ltd. (ADR)	2,780	62,411
Crown Castle International Corp.*	2,700	66,204
Leap Wireless International, Inc.*	2,300	75,923
NII Holdings, Inc.*	2,150	178,278
Sprint Nextel Corp.	2,200	51,282

		467,488

Total Telecommunication Services		631,796

Utilities (0.7%)
Electric Utilities (0.5%)
American Electric Power Co., Inc.	850	$32,266
Entergy Corp.	500	35,360

		67,626

Multi-Utilities & Unregulated Power (0.2%)
Constellation Energy Group, Inc.	500	27,400

Total Utilities		95,026

Total Common Stocks (98.8%) (Cost $11,019,734)		12,324,256

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (0.8%)
Federal Home Loan Bank
3.72%, 11/1/05	$100,000	99,990

Time Deposit (0.7%)
JPMorgan Chase Nassau
3.40%, 11/1/05	81,246	81,246

Total Short-Term Investments (1.5%) (Amortized Cost $181,246)		181,236

Total Investments (100.3%) (Cost/Amortized Cost $11,200,980)		12,505,492
Other Assets Less Liabilities (-0.3%)		(32,766)

Net Assets (100%)		$12,472,726

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At October 31, 2005, the market value of these securities amounted to $66,068 or 0.53% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2005

Investment security transactions for the year ended October 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$5,877,145
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$7,123,397

As of October 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,756,177
Aggregate gross unrealized depreciation	(540,656)

Net unrealized appreciation	$1,215,521

Federal income tax cost of investments	$11,289,971

For the year ended October 31, 2005, the Fund incurred approximately $1,544 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund utilized $524,197 in capital loss carryforward during the fiscal year ended October 31, 2005.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS

October 31, 2005

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.3%)
Hotels, Restaurants & Leisure (3.0%)
Carnival Corp.	7,050	$350,173
Hilton Hotels Corp.	5,050	98,223
McDonald’s Corp.	20,750	655,700
Royal Caribbean Cruises Ltd.	1,300	53,872

		1,157,968

Household Durables (0.3%)
Fortune Brands, Inc.	1,700	129,149

Industrial Conglomerates (0.0%)
ACCO Brands Corp.*	399	9,700

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	2,610	49,172

Media (3.8%)
Comcast Corp., Special Class A*	5,500	150,755
News Corp., Class A	20,600	293,550
Reed Elsevier plc	9,942	90,815
Time Warner, Inc.	19,650	350,360
Tribune Co.	1,938	61,066
Viacom, Inc., Class B	14,428	446,835
Walt Disney Co.	2,375	57,879

		1,451,260

Multiline Retail (0.7%)
Sears Holdings Corp.*	2,175	261,544

Specialty Retail (2.4%)
Bed Bath & Beyond, Inc.*	900	36,468
Gap, Inc.	7,830	135,303
Home Depot, Inc.	10,300	422,712
Lowe’s Cos., Inc.	3,530	214,518
TJX Cos., Inc.	4,495	96,777

		905,778

Total Consumer Discretionary		3,964,571

Consumer Staples (9.6%)
Beverages (0.5%)
Coca-Cola Co.	710	30,374
Diageo plc	4,419	65,320
PepsiCo, Inc.	1,522	89,919

		185,613

Food & Staples Retailing (1.5%)
Wal-Mart Stores, Inc.	12,000	567,720

Food Products (2.3%)
Archer-Daniels-Midland Co.	4,037	98,382
Cadbury Schweppes plc (ADR)	9,050	359,194
H.J. Heinz Co.	2,759	97,944
Kellogg Co.	4,373	193,155
Nestle S.A. (Registered)	261	77,627
Sara Lee Corp.	3,510	62,654

		888,956

Household Products (1.0%)
Colgate-Palmolive Co.	450	23,832
Kimberly-Clark Corp.	2,876	163,472
Procter & Gamble Co.	3,200	179,168

		366,472

Personal Products (0.6%)
Avon Products, Inc.	8,540	230,495

Tobacco (3.7%)
Altria Group, Inc.	18,370	$1,378,669
Loews Corp.- Carolina Group	1,400	57,610

		1,436,279

Total Consumer Staples		3,675,535

Energy (12.9%)
Energy Equipment & Services (3.2%)
Baker Hughes, Inc.	2,900	159,384
Halliburton Co.	11,800	697,380
Nabors Industries Ltd.*	3,750	257,362
Noble Corp.	1,233	79,381
Schlumberger Ltd.	550	49,924

		1,243,431

Oil & Gas (9.7%)
Amerada Hess Corp.	820	102,582
BP plc (ADR)	5,260	349,264
ConocoPhillips	16,802	1,098,515
Chevron Corp.	2,916	166,416
Devon Energy Corp.	1,645	99,325
Exxon Mobil Corp.	9,491	532,825
EOG Resources, Inc.	1,475	99,976
Marathon Oil Corp.	6,216	373,954
Noble Energy, Inc.	7,596	304,220
Occidental Petroleum Corp.	3,575	281,996
Total S.A. (ADR)	2,420	304,968

		3,714,041

Total Energy		4,957,472

Financials (23.6%)
Capital Markets (3.5%)
Ameriprise Financial, Inc.	452	16,823
Franklin Resources, Inc.	740	65,394
Goldman Sachs Group, Inc.	4,721	596,593
Lehman Brothers Holdings, Inc.	790	94,539
Mellon Financial Corp.	4,284	135,760
Merrill Lynch & Co., Inc.	4,705	304,602
Morgan Stanley	850	46,248
UBS AG (Registered)	1,280	108,559

		1,368,518

Commercial Banks (5.0%)
Bank of America Corp.	23,510	1,028,328
North Fork Bancorp, Inc.	4,800	121,632
PNC Financial Services Group, Inc.	4,370	265,303
SunTrust Banks, Inc.	4,057	294,051
Wachovia Corp.	900	45,468
Wells Fargo & Co.	2,445	147,189

		1,901,971

Consumer Finance (0.6%)
American Express Co.	2,262	112,580
MBNA Corp.	4,590	117,366

		229,946

Diversified Financial Services (5.1%)
Citigroup, Inc.	20,350	931,623
JPMorgan Chase & Co.	27,862	1,020,307

		1,951,930

Insurance (7.5%)
ACE Ltd.	5,250	273,525
Aflac, Inc.	808	38,606
Allstate Corp.	5,167	272,766
American International Group, Inc.	9,100	589,680
Aon Corp.	8,450	286,032
Axis Capital Holdings Ltd.	4,350	112,795
Chubb Corp.	839	78,002

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2005

	Number of Shares	Value (Note 1)
Hartford Financial Services Group, Inc.	2,033	$162,132
Lincoln National Corp.	810	40,994
MetLife, Inc.	8,334	411,783
St. Paul Travelers Cos., Inc.	13,519	608,761

		2,875,076

Thrifts & Mortgage Finance (1.9%)
Fannie Mae	13,531	642,993
Freddie Mac	1,115	68,405

		711,398

Total Financials		9,038,839

Health Care (8.7%)
Health Care Equipment & Supplies (0.8%)
Baxter International, Inc.	658	25,155
Boston Scientific Corp.*	10,450	262,504
Zimmer Holdings, Inc.*	600	38,262

		325,921

Health Care Providers & Services (0.9%)
CIGNA Corp.	100	11,587
Health Management Associates, Inc., Class A	6,650	142,377
WellPoint, Inc.*	2,750	205,370

		359,334

Pharmaceuticals (7.0%)
Abbott Laboratories	16,076	692,072
Eli Lilly & Co.	2,946	146,681
Forest Laboratories, Inc.*	3,100	117,521
Johnson & Johnson	5,098	319,237
Merck & Co., Inc.	6,121	172,734
Novartis AG (ADR)	7,550	406,341
Pfizer, Inc.	4,397	95,591
Sanofi-Aventis (ADR)	13,873	556,585
Wyeth	3,615	161,084

		2,667,846

Total Health Care		3,353,101

Industrials (13.7%)
Aerospace & Defense (2.6%)
Lockheed Martin Corp.	4,474	270,945
Northrop Grumman Corp.	5,049	270,879
United Technologies Corp.	8,720	447,162

		988,986

Air Freight & Logistics (0.6%)
CNF, Inc.	610	34,325
United Parcel Service, Inc., Class B	2,750	200,585

		234,910

Building Products (0.9%)
American Standard Cos., Inc.	3,150	119,826
Masco Corp.	7,880	224,580

		344,406

Commercial Services & Supplies (2.1%)
Cendant Corp.	26,950	469,469
R.R. Donnelley & Sons Co.	9,704	339,834

		809,303

Electrical Equipment (1.1%)
Cooper Industries Ltd., Class A	4,475	317,233
Emerson Electric Co.	1,648	114,618

		431,851

Industrial Conglomerates (1.6%)
General Electric Co.	13,150	445,917
Textron, Inc.	1,750	126,070
Tyco International Ltd.	1,205	31,800

		603,787

Machinery (0.9%)
Deere & Co.	3,786	$229,734
Illinois Tool Works, Inc.	1,375	116,545
Sandvik AB	285	13,707

		359,986

Road & Rail (3.7%)
Burlington Northern Santa Fe Corp.	2,359	146,400
CSX Corp.	12,750	584,077
Norfolk Southern Corp.	15,550	625,110
Union Pacific Corp.	600	41,508

		1,397,095

Trading Companies & Distributors (0.2%)
Finning International, Inc.	506	16,550
Grainger (W.W.), Inc.	1,080	72,338

		88,888

Total Industrials		5,259,212

Information Technology (7.7%)
Communications Equipment (0.4%)
Cisco Systems, Inc.*	3,630	63,343
Juniper Networks, Inc.*	1,600	37,328
QUALCOMM, Inc.	1,050	41,748

		142,419

Computers & Peripherals (2.5%)
EMC Corp.*	1,950	27,222
Hewlett-Packard Co.	9,950	278,998
International Business Machines Corp.	7,750	634,570

		940,790

IT Services (0.6%)
Accenture Ltd., Class A	7,980	209,954
Fiserv, Inc.*	800	34,944

		244,898

Semiconductors & Semiconductor Equipment (0.3%)
Analog Devices, Inc.	1,615	56,170
Texas Instruments, Inc.	2,200	62,810

		118,980

Software (3.9%)
Microsoft Corp.	43,100	1,107,670
Oracle Corp.*	20,560	260,701
Symantec Corp.*	6,120	145,962

		1,514,333

Total Information Technology		2,961,420

Materials (3.8%)
Chemicals (3.2%)
Air Liquide S.A.	140	25,438
Air Products & Chemicals, Inc.	8,202	469,482
Dow Chemical Co.	2,790	127,949
DuPont (E.I.) de Nemours & Co.	5,646	235,382
Nalco Holding Co.*	1,695	28,815
PPG Industries, Inc.	3,146	188,666
Praxair, Inc.	908	44,864
Syngenta AG*	1,078	115,390

		1,235,986

Containers & Packaging (0.1%)
Smurfit-Stone Container Corp.*	2,861	30,212

Metals & Mining (0.1%)
Alcoa, Inc.	1,550	37,649

Paper & Forest Products (0.4%)
Bowater, Inc.	382	10,123
International Paper Co.	4,438	129,501

		139,624

Total Materials		1,443,471

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2005

	Number of Shares	Value (Note 1)
Telecommunication Services (4.6%)
Diversified Telecommunication Services (1.7%)
BellSouth Corp.	3,300	$85,866
SBC Communications, Inc.	10,200	243,270
Verizon Communications, Inc.	10,411	328,050

		657,186

Wireless Telecommunication Services (2.9%)
Sprint Nextel Corp.	39,580	922,610
Vodafone Group plc	72,212	189,513

		1,112,123

Total Telecommunication Services		1,769,309

Utilities (3.4%)
Electric Utilities (2.4%)
Entergy Corp.	9,655	682,802
Exelon Corp.	919	47,815
FPL Group, Inc.	540	23,252
PPL Corp.	3,212	100,664
TXU Corp.	725	73,044

		927,577

Multi-Utilities (1.0%)
Dominion Resources, Inc.	4,020	$305,842
Public Service Enterprise Group, Inc.	1,005	63,204

		369,046

Total Utilities		1,296,623

Total Common Stocks (98.3%) (Cost $36,331,996)		37,719,553

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (2.1%)
JPMorgan Chase Nassau 3.40%, 11/1/05
(Amortized Cost $796,556)	$796,556	796,556

Total Investments (100.4%) (Cost/Amortized Cost $37,128,552)		38,516,109
Other Assets Less Liabilities (-0.4%)		(164,532)

Net Assets (100%)		$38,351,577

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the year ended October 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$41,703,959
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$17,961,919

As of October 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,331,031
Aggregate gross unrealized depreciation	(1,104,378)

Net unrealized appreciation	$1,226,653

Federal income tax cost of investments	$37,289,456

For the year ended October 31, 2005, the Fund incurred approximately $814 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

October 31, 2005

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.4%)
Auto Components (1.3%)
BorgWarner, Inc.	2,175	$126,128
Gentex Corp.	800	15,056
LKQ Corp.*	1,000	30,300

		171,484

Automobiles (0.2%)
Winnebago Industries, Inc.	900	26,388

Hotels, Restaurants & Leisure (4.8%)
BJ’s Restaurants, Inc.*	1,100	23,870
Four Seasons Hotels, Inc.	500	26,815
Gaylord Entertainment Co.*	1,700	67,116
La Quinta Corp.*	3,900	32,565
Marriott International, Inc., Class A	1,650	98,373
Orient Express Hotels Ltd.	3,000	84,600
P.F. Chang’s China Bistro, Inc.*	2,125	97,198
Panera Bread Co., Class A*	500	29,595
Royal Caribbean Cruises Ltd.	1,900	78,736
Station Casinos, Inc.	1,300	83,330

		622,198

Household Durables (0.1%)
Hovnanian Enterprises, Inc., Class A*	200	8,998

Internet & Catalog Retail (0.2%)
Coldwater Creek, Inc.*	900	24,291

Leisure Equipment & Products (1.2%)
MarineMax, Inc.*	2,200	54,340
Nautilus, Inc.	700	12,691
Scientific Games Corp., Class A*	2,925	87,633

		154,664

Media (2.5%)
E.W. Scripps Co., Class A	1,175	53,815
Entravision Communications Corp.*	2,400	19,680
Getty Images, Inc.*	1,975	163,945
Liberty Global, Inc., Class A*	1,530	37,898
Liberty Global, Inc., Class C*	1,530	36,291
XM Satellite Radio Holdings, Inc., Class A*	300	8,649

		320,278

Multiline Retail (0.2%)
Dollar General Corp.	600	11,664
Tuesday Morning Corp.	900	21,591

		33,255

Specialty Retail (2.2%)
Chico’s FAS, Inc.*	100	3,954
Cost Plus, Inc.*	1,500	23,040
Dick’s Sporting Goods, Inc.*	370	11,074
GameStop Corp., Class A*	2,000	70,960
Hibbett Sporting Goods, Inc.*	1,400	36,722
HOT Topic, Inc.*	1,500	22,335
Regis Corp.	600	23,016
Tractor Supply Co.*	600	29,100
Urban Outfitters, Inc.*	1,900	53,827
Weight Watchers International, Inc.*	100	5,257

		279,285

Textiles, Apparel & Luxury Goods (0.7%)
Polo Ralph Lauren Corp.	1,750	86,100

Total Consumer Discretionary		1,726,941

Consumer Staples (0.1%)
Food Products (0.1%)
Bunge Ltd.	100	5,194
Dean Foods Co.*	100	3,615

Total Consumer Staples		8,809

Energy (10.3%)
Energy Equipment & Services (6.1%)
Cal Dive International, Inc.*	1,500	$92,310
Cooper Cameron Corp.*	800	58,984
ENSCO International, Inc.	1,250	56,987
FMC Technologies, Inc.*	1,100	40,106
Global Industries Ltd.*	4,300	54,653
Grant Prideco, Inc.*	2,700	105,003
Nabors Industries Ltd.*	1,000	68,630
National Oilwell Varco, Inc.*	1,725	107,761
Oil States International, Inc.*	600	19,860
Patterson-UTI Energy, Inc.	1,500	51,195
Rowan Cos., Inc.	500	16,495
Superior Energy Services, Inc.*	2,500	50,950
Transocean, Inc.*	950	54,616

		777,550

Metals & Mining (0.1%)
Alpha Natural Resources, Inc.*	700	16,625

Oil & Gas (4.1%)
Bill Barrett Corp.*	2,200	70,026
Bronco Drilling Co., Inc.*	600	14,544
Chesapeake Energy Corp.	200	6,420
Denbury Resources, Inc.*	800	34,904
Dresser-Rand Group*	1,800	39,060
Newfield Exploration Co.*	1,700	77,061
Noble Energy, Inc.	1,000	40,050
Peabody Energy Corp.	1,150	89,884
Southwestern Energy Co.*	1,075	77,980
Spinnaker Exploration Co.*	1,300	80,054

		529,983

Total Energy		1,324,158

Financials (9.8%)
Capital Markets (2.1%)
Affiliated Managers Group, Inc.*	700	53,725
Ameritrade Holding Corp.*	100	2,103
BlackRock, Inc., Class A	800	75,840
E*Trade Financial Corp.*	200	3,710
Federated Investors, Inc., Class B	200	7,002
Legg Mason, Inc.	900	96,579
National Financial Partners Corp.	800	36,184

		275,143

Commercial Banks (1.5%)
Cullen/Frost Bankers, Inc.	300	15,846
East-West Bancorp, Inc.	700	26,803
First State Bancorp/New Mexico	1,300	29,003
Greater Bay Bancorp	800	20,072
Hancock Holding Co.	600	21,402
Signature Bank*	500	14,500
UCBH Holdings, Inc.	1,750	30,450
Westamerica Bancorp	300	15,993
Western Alliance Bancorp*	700	19,495

		193,564

Commercial Services & Supplies (0.7%)
Global Cash Access, Inc.*	6,400	89,728

Diversified Financial Services (1.9%)
Advance America Cash Advance Centers, Inc.	1,300	15,795
CapitalSource, Inc.*	2,100	46,200
Financial Federal Corp.	800	30,544
GFI Group, Inc.*	500	22,480
Heartland Payment Systems, Inc.*	300	7,266
Lazard Ltd. Class A	2,100	54,285
optionsXpress Holdings, Inc.	2,100	39,606
Primus Guaranty Ltd.*	2,700	23,760

		239,936

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2005

	Number of Shares	Value (Note 1)
Insurance (0.9%)
Aspen Insurance Holdings Ltd.	900	$21,771
Brown & Brown, Inc.	200	10,866
EMC Insurance Group, Inc.	400	7,400
HCC Insurance Holdings, Inc.	1,800	54,000
IPC Holdings Ltd.	200	5,266
Max Reinsurance Capital Ltd.	800	19,128

		118,431

Investment Companies (0.2%)
Ares Capital Corp.	1,767	27,070

Real Estate (2.3%)
CB Richard Ellis Group, Inc., Class A*	4,075	199,064
Innkeepers USA Trust (REIT)	1,800	28,080
Jones Lang LaSalle, Inc.	800	40,224
Meristar Hospitality Corp. (REIT)*	2,800	24,276

		291,644

Thrifts & Mortgage Finance (0.2%)
Doral Financial Corp.	2,200	18,832
Franklin Bank Corp./Texas*	700	12,075

		30,907

Total Financials		1,266,423

Health Care (19.1%)
Biotechnology (5.6%)
Abgenix, Inc.*	1,300	13,520
Affymetrix, Inc.*	2,050	93,132
Charles River Laboratories International, Inc.*	1,125	49,230
Coley Pharmaceutical Group, Inc.*	2,000	29,620
Cubist Pharmaceuticals, Inc.*	200	4,042
CV Therapeutics, Inc.*	500	12,530
Digene Corp.*	1,100	33,220
Gen-Probe, Inc.*	1,400	57,176
Momenta Pharmaceuticals, Inc.*	500	10,765
Nabi Biopharmaceuticals*	600	7,710
Neurocrine Biosciences, Inc.*	200	10,564
OraSure Technologies, Inc.*	3,500	38,535
Panacos Pharmaceuticals Inc.*	1,500	11,850
Pharmion Corp.*	900	17,001
Protein Design Labs, Inc.*	6,450	180,729
Rigel Pharmaceuticals, Inc.*	700	15,715
Senomyx, Inc.*	1,600	22,800
Serologicals Corp.*	1,100	21,428
Telik, Inc.*	3,400	50,796
Trimeris, Inc.*	2,000	25,480
Zymogenetics, Inc.*	700	12,264

		718,107

Health Care Equipment & Supplies (6.8%)
Advanced Neuromodulation Systems, Inc.*	600	36,594
American Medical Systems Holdings, Inc.*	2,400	39,240
ArthroCare Corp.*	1,100	40,403
Bard (C.R.), Inc.	1,350	84,213
Biomet, Inc.	100	3,483
Chemed Corp.	900	43,272
Cooper Cos., Inc.	825	56,793
Cytyc Corp.*	3,175	80,486
Dade Behring Holdings, Inc.	1,700	61,217
Greatbatch, Inc.*	1,700	44,302
Kinetic Concepts, Inc.*	100	3,590
Kyphon, Inc.*	1,031	41,333
Meridian Bioscience, Inc.	1,200	25,128
Merit Medical Systems, Inc.*	1,667	19,871
Molecular Devices Corp.*	800	17,920
Nektar Therapeutics*	800	12,048
Resmed, Inc.*	2,150	$81,979
Respironics, Inc.*	1,700	60,979
Stereotaxis, Inc.*	100	710
Steris Corp.	1,200	27,372
Symmetry Medical, Inc.*	700	15,498
Thermo Electron Corp.*	100	3,019
Varian, Inc.*	1,000	36,770
Ventana Medical Systems, Inc.*	1,200	45,996
Waters Corp.*	100	3,620

		885,836

Health Care Providers & Services (5.9%)
Caremark Rx, Inc.*	950	49,780
Community Health Systems, Inc.*	200	7,422
Coventry Health Care, Inc.*	450	24,295
Express Scripts, Inc.*	100	7,541
LifePoint Hospitals, Inc.*	100	3,910
PacifiCare Health Systems, Inc.*	575	47,357
Parexel International Corp.*	1,300	28,444
Pharmaceutical Product Development, Inc.	700	40,229
Psychiatric Solutions, Inc.*	2,200	120,340
RehabCare Group, Inc.*	1,000	21,290
SFBC International, Inc.*	1,400	59,696
Sierra Health Services, Inc.*	600	45,000
Symbion, Inc.*	800	18,104
United Surgical Partners International, Inc.*	2,600	93,210
VCA Antech, Inc.*	4,700	121,260
WebMD Health Corp., Class A*	200	5,224
WellCare Health Plans, Inc.*	2,192	69,048

		762,150

Pharmaceuticals (0.8%)
Angiotech Pharmaceuticals, Inc.*	2,400	32,160
Impax Laboratories, Inc.*	2,100	22,187
Medicines Co.*	1,200	20,568
Prestige Brands Holdings, Inc.*	1,000	12,050
Taro Pharmaceuticals Industries Ltd.*	600	13,200
Watson Pharmaceuticals, Inc.*	100	3,456

		103,621

Total Health Care		2,469,714

Industrials (13.5%)
Aerospace & Defense (1.8%)
Empresa Brasileira de Aeronautica S.A. (ADR)	300	11,637
Essex Corp.*	1,700	30,549
Hexcel Corp.*	4,500	71,190
Orbital Sciences Corp.*	2,000	23,260
Precision Castparts Corp.	1,700	80,512
Rockwell Collins, Inc.	200	9,164

		226,312

Air Freight & Logistics (0.9%)
Expeditors International of Washington, Inc.	1,000	60,670
Forward Air Corp.	1,700	60,265

		120,935

Airlines (0.8%)
Republic Airways Holdings, Inc.*	2,000	31,200
Southwest Airlines Co.	4,125	66,041

		97,241

Commercial Services & Supplies (5.9%)
Administaff, Inc.	1,200	50,784
CDI Corp.	1,300	35,841
Corporate Executive Board Co.	900	74,376
Education Management Corp.*	1,750	53,970
Jackson Hewitt Tax Service, Inc.	800	19,776
Laureate Education, Inc.*	1,500	74,100
LECG Corp.*	1,200	26,508

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2005

	Number of Shares	Value (Note 1)
Lincoln Educational Services Corp.*	1,100	$14,762
Monster Worldwide, Inc.*	3,375	110,734
NCO Group, Inc.*	600	10,782
Resources Connection, Inc.*	3,400	97,070
Robert Half International, Inc.	300	11,064
Stericycle, Inc.*	1,710	98,428
Strayer Education, Inc.	800	71,608
Waste Connections, Inc.*	450	15,016

		764,819

Electrical Equipment (0.7%)
Ametek, Inc.	400	16,292
Rockwell Automation, Inc.	1,450	77,068

		93,360

Machinery (2.1%)
Clarcor, Inc.	400	11,000
Flowserve Corp.*	1,500	52,500
Idex Corp.	1,350	54,027
Joy Global, Inc.	1,400	64,218
Manitowoc Co., Inc.	600	31,926
Oshkosh Truck Corp.	600	26,136
Terex Corp.*	100	5,497
Wabash National Corp.	1,500	27,615

		272,919

Road & Rail (0.8%)
Hunt (J.B.) Transport Services, Inc.	300	5,823
Knight Transportation, Inc.	1,650	44,896
Landstar System, Inc.	1,000	38,520
Werner Enterprises, Inc.	725	12,992

		102,231

Trading Companies & Distributors (0.5%)
MSC Industrial Direct Co.	1,500	57,270

Total Industrials		1,735,087

Information Technology (28.0%)
Commercial Services & Supplies (0.4%)
American Reprographics Co.*	3,100	52,235

Communications Equipment (2.0%)
Adtran, Inc.	1,200	36,300
Arris Group, Inc.*	2,600	21,502
Avocent Corp.*	1,200	36,792
Comverse Technology, Inc.*	2,875	72,163
Scientific-Atlanta, Inc.	1,425	50,502
ViaSat, Inc.*	1,700	42,143

		259,402

Computers & Peripherals (0.6%)
Electronics for Imaging, Inc.*	600	15,066
Network Appliance, Inc.*	2,300	62,928

		77,994

Electronic Equipment & Instruments (2.5%)
Amphenol Corp., Class A	950	37,971
Coherent, Inc.*	900	26,649
Dolby Laboratories, Inc. Class A*	2,050	33,005
Electro Scientific Industries, Inc.*	1,700	37,349
Flir Systems, Inc.*	1,300	27,248
Jabil Circuit, Inc.*	1,475	44,029
Mettler-Toledo International, Inc.*	300	15,480
National Instruments Corp.	1,500	35,850
Tektronix, Inc.	1,300	29,874
Trimble Navigation Ltd.*	1,200	34,644

		322,099

Internet Software & Services (1.4%)
aQuantive, Inc.*	3,100	67,115
CNET Networks, Inc.*	300	4,077
Entrust, Inc.*	5,200	23,140
Marchex, Inc., Class B*	2,500	42,125
ValueClick, Inc.*	1,700	29,750
VeriSign, Inc.*	400	$9,452

		175,659

IT Services (5.4%)
Alliance Data Systems Corp.*	3,690	131,216
BearingPoint, Inc.*	3,800	26,676
Cognizant Technology Solutions Corp., Class A*	3,275	144,035
Global Payments, Inc.	2,600	111,410
Hewitt Associates, Inc., Class A*	100	2,669
Iron Mountain, Inc.*	2,500	97,500
MAXIMUS, Inc.	500	18,125
Paychex, Inc.	2,625	101,745
RightNow Technologies, Inc.*	900	13,698
Sapient Corp.*	6,600	34,254
TNS, Inc.*	1,100	19,338

		700,666

Semiconductors & Semiconductor Equipment (7.3%)
Actel Corp.*	2,100	29,295
Altera Corp.*	200	3,330
Broadcom Corp., Class A*	1,900	80,674
Cabot Microelectronics Corp.*	500	14,700
Exar Corp.*	3,663	46,117
Formfactor, Inc.*	1,500	36,930
Integrated Device Technology, Inc.*	1,060	10,473
Intersil Corp., Class A	4,200	95,592
Lam Research Corp.*	1,300	43,862
Marvell Technology Group Ltd.*	950	44,090
MEMC Electronic Materials, Inc.*	3,000	53,820
Microchip Technology, Inc.	200	6,034
Microsemi Corp.*	4,400	101,948
Microtune, Inc.*	3,600	13,896
NVIDIA Corp.*	3,150	105,682
Photronics, Inc.*	800	14,400
Power Integrations, Inc.*	1,700	35,887
Semtech Corp.*	2,500	37,700
Silicon Laboratories, Inc.*	1,800	57,906
SiRF Technology Holdings, Inc.*	1,700	43,843
Varian Semiconductor Equipment Associates, Inc.*	1,400	52,948
Zilog, Inc.*	1,600	4,400

		933,527

Software (8.4%)
Activision, Inc.*	11,155	175,909
Adobe Systems, Inc.	1,800	58,050
Amdocs Ltd.*	2,325	61,543
Business Objects S.A. (ADR)*	2,600	89,102
Catapult Communications Corp.*	900	16,461
Cognos, Inc.*	1,650	61,924
Fair Isaac Corp.	100	4,176
Filenet Corp.*	1,900	53,485
Hyperion Solutions Corp.*	600	29,016
Jack Henry & Associates, Inc.	1,200	21,576
JAMDAT Mobile, Inc.*	1,200	22,104
Macromedia, Inc.*	2,425	106,506
Mercury Interactive Corp.*	100	3,479
Micromuse, Inc.*	2,500	17,925
Micros Systems, Inc.*	700	32,144
NAVTEQ Corp.*	2,025	79,218
NetIQ Corp.*	1,700	20,383
Quest Software, Inc.*	7,400	102,934
THQ, Inc.*	1,350	31,293
VeriFone Holdings, Inc.*	2,400	55,680
Wind River Systems, Inc.*	3,100	40,610

		1,083,518

Total Information Technology		3,605,100

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2005

	Number of Shares	Value (Note 1)
Materials (2.6%)
Chemicals (1.5%)
Cabot Corp.	900	$30,699
Chemtura Corp.	2,500	26,750
FMC Corp.*	800	43,552
Headwaters, Inc.*	1,000	31,840
Lyondell Chemical Co.	200	5,360
Minerals Technologies, Inc.	700	37,422
Westlake Chemical Corp.	800	23,280

		198,903

Construction Materials (0.5%)
Martin Marietta Materials, Inc.	775	61,155

Metals & Mining (0.6%)
Allegheny Technologies, Inc.	2,560	73,498

Total Materials		333,556

Telecommunication Services (2.0%)
Wireless Telecommunication Services (2.0%)
Nextel Partners, Inc., Class A*	4,200	105,630
NII Holdings, Inc.*	1,850	153,402

Total Telecommunication Services		259,032

Total Common Stocks (98.8%) (Cost $10,815,215)		12,728,820

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.0%)
JPMorgan Chase Nassau 3.40%, 11/01/05
(Amortized Cost $131,361)	$131,361	$131,361

Total Investments (99.8%) (Cost/Amortized Cost $10,946,576)		12,860,181
Other Assets Less Liabilities (0.2%)		31,198

Net Assets (100%)		$12,891,379

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the year ended October 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$10,170,807
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$11,243,266

As of October 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,349,008
Aggregate gross unrealized depreciation	(500,758)

Net unrealized appreciation	$1,848,250

Federal income tax cost of investments	$11,011,931

For the year ended October 31, 2005, the Fund incurred approximately $223 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $491,278 which expires in the year 2010. The Fund utilized $1,405,065 in capital loss carry-forward during the fiscal year ended October 31, 2005.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

October 31, 2005

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.5%)
Auto Components (1.7%)
Aftermarket Technology Corp.*	10	$184
American Axle & Manufacturing Holdings, Inc.	2,200	47,960
Autoliv, Inc.	740	31,791
BorgWarner, Inc.	1,090	63,209
Commercial Vehicle Group, Inc.*	12	234
Compagnie Generale des Etablissements Michelin, Class B	1,860	100,341
Modine Manufacturing Co.	40	1,322
TRW Automotive Holdings Corp.*	1,770	47,879

		292,920

Distributors (0.0%)
Beacon Roofing Supply, Inc.*	90	2,453
BlueLinx Holdings, Inc.	200	2,428

		4,881

Hotels, Restaurants & Leisure (1.2%)
CBRL Group, Inc.	2,894	100,422
Denny’s Corp.*	2,010	8,040
Famous Dave’s of America, Inc.*	400	4,788
J Alexander’s Corp.*	200	1,660
Lone Star Steakhouse & Saloon, Inc.	300	7,743
Nathan’s Famous, Inc.*	200	1,780
Rubio’s Restaurants, Inc.*	140	1,309
Ruby Tuesday, Inc.	2,700	59,157
Sands Regent*	200	1,902
Station Casinos, Inc.	200	12,820

		199,621

Household Durables (2.7%)
American Biltrite, Inc.*	10	120
American Greetings Corp., Class A	1,800	45,450
Basset Furniture Industries, Inc.	400	7,488
Beazer Homes USA, Inc.	1,000	57,950
Blount International, Inc.*	300	4,758
Cobra Electronics Corp.*	300	2,598
CSS Industries, Inc.	180	6,143
Department 56, Inc.*	300	3,270
Ethan Allen Interiors, Inc.	90	3,044
Jarden Corp.*	120	4,055
La-Z-Boy, Inc.	730	8,643
Leggett & Platt, Inc.	4,900	98,196
MDC Holdings, Inc.	780	53,508
Newell Rubbermaid, Inc.	2,400	55,176
Ryland Group, Inc.	400	26,920
Technical Olympic USA, Inc.	400	8,456
WCI Communities, Inc.*	300	7,506
Whirlpool Corp.	900	70,650

		463,931

Internet & Catalog Retail (0.1%)
1-800-Flowers.com, Inc., Class A*	600	4,074
GSI Commerce, Inc.*	700	11,186
Systemax, Inc.*	100	715

		15,975

Leisure Equipment & Products (0.1%)
Aldila, Inc.	200	4,902
JAKKS Pacific, Inc.*	800	14,704

		19,606

Media (3.1%)
Cinram International, Inc.	6,300	127,864
Dex Media, Inc.	4,000	107,880
Dow Jones & Co., Inc.	1,750	59,342
Entercom Communications Corp.*	1,050	$30,314
Liberty Global, Inc. Class A*	336	8,323
Liberty Global, Inc., Class C*	836	19,830
R.H. Donnelley Corp.*	500	30,865
Reader’s Digest Association, Inc.	300	4,596
Scholastic Corp.*	905	29,458
Univision Communications, Inc., Class A*	2,500	65,350
Westwood One, Inc.	2,700	49,950

		533,772

Multiline Retail (1.5%)
Big Lots, Inc.*	930	10,760
Bon-Ton Stores, Inc.	100	2,005
Family Dollar Stores, Inc.	4,400	97,416
Federated Department Stores, Inc.	2,183	133,971
Gottschalks, Inc.*	300	2,613
Retail Ventures, Inc.*	560	5,818

		252,583

Specialty Retail (3.2%)
AnnTaylor Stores Corp.*	1,100	26,697
Autonation, Inc.*	200	3,976
Burlington Coat Factory Warehouse Corp.	320	12,339
Cato Corp., Class A	230	4,595
Charming Shoppes, Inc.*	2,920	32,704
Foot Locker, Inc.	4,900	95,256
GameStop Corp., Class A*	100	3,548
Group 1 Automotive, Inc.*	10	276
Gymboree Corp.*	287	5,080
Lithia Motors, Inc.	100	2,724
Movie Gallery, Inc.	500	3,480
Office Depot, Inc.*	3,400	93,602
OfficeMax, Inc.	4,225	118,385
Pomeroy IT Solutions, Inc.*	400	4,580
Sports Authority, Inc.*	40	1,114
Steiner Leisure Ltd.*	200	6,818
Tiffany & Co.	2,400	94,560
Trans World Entertainment Corp.*	590	3,764
Urban Outfitters, Inc.*	240	6,799
Zale Corp.*	630	17,659

		537,956

Textiles, Apparel & Luxury Goods (1.9%)
Bakers Footwear Group, Inc.*	122	1,848
Brown Shoe Co., Inc.	70	2,273
Culp, Inc.*	80	413
Fossil, Inc.*	1,800	28,188
Hallwood Group, Inc.	200	11,500
Jones Apparel Group, Inc.	2,710	73,929
Lazare Kaplan International, Inc.*	20	186
Liz Claiborne, Inc.	1,080	38,016
Phillips-Van Heusen Corp.	1,000	28,450
Polo Ralph Lauren Corp.	1,100	54,120
Tommy Hilfiger Corp.*	2,200	35,420
V.F. Corp.	900	47,025

		321,368

Total Consumer Discretionary		2,642,613

Consumer Staples (3.9%)
Beverages (0.8%)
Molson Coors Brewing Co.	1,480	91,316
PepsiAmericas, Inc.	1,900	44,308

		135,624

Food & Staples Retailing (0.5%)
Longs Drug Stores Corp.	700	29,197
Ruddick Corp.	1,100	24,211
Village Super Market, Inc., Class A	100	5,612

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2005

	Number of Shares	Value (Note 1)
Weis Markets, Inc.	500	$19,075

		78,095

Food Products (1.9%)
Andersons, Inc.	240	8,364
Bunge Ltd.	1,200	62,328
Chiquita Brands International, Inc.	630	17,394
Flowers Foods, Inc.	2,025	59,333
Ralcorp Holdings, Inc.	1,560	60,684
Smithfield Foods, Inc.*	2,200	65,076
Tyson Foods, Inc., Class A	2,500	44,500
Zapata Corp.*	800	5,840

		323,519

Household Products (0.1%)
Central Garden & Pet Co.*	500	21,435
Oil-Dri Corp. of America	200	3,548

		24,983

Personal Products (0.6%)
Estee Lauder Cos., Inc., Class A	2,750	91,217
Nature’s Sunshine Products, Inc.	100	1,935
Parlux Fragrances, Inc.*	19	440
Weider Nutrition International, Inc.*	300	1,467

		95,059

Total Consumer Staples		657,280

Energy (4.9%)
Energy Equipment & Services (2.3%)
Cooper Cameron Corp.*	1,200	88,476
Dawson Geophysical Co.*	200	5,406
ENSCO International, Inc.	1,400	63,826
Grant Prideco, Inc.*	200	7,778
Lone Star Technologies, Inc.*	660	30,195
Lufkin Industries, Inc.	600	27,900
NATCO Group, Inc.*	300	6,804
NS Group, Inc.*	500	17,305
Oil States International, Inc.*	500	16,550
Pride International, Inc.*	2,450	68,771
SBM Offshore N.V.	235	18,155
Veritas DGC, Inc.*	300	9,663
Weatherford International Ltd.*	450	28,170

		388,999

Oil & Gas (2.6%)
Adams Resources & Energy, Inc.	200	3,878
Arch Coal, Inc.	1,300	100,191
ATP Oil & Gas Corp.*	400	12,692
Callon Petroleum Co.*	400	7,320
Energy Partners Ltd.*	700	17,759
Forest Oil Corp.*	730	31,887
Frontier Oil Corp.	600	22,128
Massey Energy Co.	600	24,042
Murphy Oil Corp.*	600	28,110
Newfield Exploration Co.*	1,200	54,396
Noble Energy, Inc.	1,300	52,065
Pogo Producing Co.	320	16,160
Range Resources Corp.	1,100	39,259
St. Mary Land & Exploration Co.	100	3,401
Swift Energy Co.*	400	17,464
Tesoro Corp.	200	12,230

		442,982

Total Energy		831,981

Financials (21.1%)
Capital Markets (1.4%)
A.G. Edwards, Inc.	1,590	67,289
Affiliated Managers Group, Inc.*	1,600	122,800
American Capital Strategies Ltd.	700	26,292
Raymond James Financial, Inc.	200	6,806
SWS Group, Inc.	330	$5,844

		229,031

Commercial Banks (3.5%)
Amcore Financial, Inc.	400	11,884
Bank of Hawaii Corp.	1,300	66,794
Beverly Hills Bancorp, Inc.	30	306
Britton & Koontz Capital Corp.	200	4,040
Brunswick Bancorp*	20	233
City National Corp.	100	7,338
Codorus Valley Bancorp, Inc.	96	1,777
Commerce Bancorp, Inc./New Jersey	2,540	77,394
Community Bank Shares of Indiana, Inc.	10	237
Community West Bancshares	200	2,520
Cowlitz Bancorp*	200	2,700
Desert Community Bank/California	20	636
Farmers Capital Bank Corp.	200	6,382
First Citizens BancShares, Inc./North Carolina, Class A	100	16,700
First Indiana Corp.	400	13,984
FNB Corp./North Carolina	200	3,620
HF Financial Corp.	220	4,026
Integra Bank Corp.	30	606
Intervest Bancshares Corp.*	200	4,292
Leesport Financial Corp.	200	4,786
National Mercantile Bancorp*	200	3,200
NBC Capital Corp.	130	3,206
North Fork Bancorp, Inc.	4,800	121,632
Peoples Bancorp, Inc.	300	8,622
Peoples Banctrust Co., Inc.	110	1,807
Renasant Corp.	220	6,908
Republic First Bancorp, Inc.*	336	3,965
TD Banknorth, Inc.	1,500	43,185
Team Financial, Inc.	200	2,928
UMB Financial Corp.	127	8,506
UnionBanCal Corp.	1,200	82,176
UnionBancorp, Inc.	200	4,180
United Bancorp Inc/Martins Ferry, Ohio	50	598
United Bancshares, Inc.	100	1,480
United Security Bancshares/Alabama	50	1,362
Zions Bancorp	1,000	73,470

		597,480

Consumer Finance (0.3%)
Advanta Corp., Class A	700	18,676
CompuCredit Corp.*	393	17,221
Consumer Portfolio Services*	600	3,774
EZCORP, Inc., Class A*	300	4,407

		44,078

Diversified Financial Services (0.8%)
California First National Bancorp	100	1,325
CIT Group, Inc.	2,800	128,044
Collegiate Funding Services LLC*	130	1,906

		131,275

Insurance (8.3%)
Ambac Financial Group, Inc.	1,700	120,513
American National Insurance Co.	300	35,379
AmerUs Group Co.	1,200	70,944
Aspen Insurance Holdings Ltd.	1,500	36,285
Assurant, Inc.	3,740	142,868
CNA Financial Corp.*	50	1,540
Commerce Group, Inc.	700	39,774
Endurance Specialty Holdings Ltd.	300	9,948
Everest Reinsurance Group Ltd.	700	69,615
FBL Financial Group, Inc., Class A	400	12,472
First American Corp.	342	14,987
Gallagher (Arthur J.) & Co.	3,050	89,731

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2005

	Number of Shares	Value (Note 1)
Great American Financial Resources, Inc.	510	$10,414
Harleysville Group, Inc.	400	9,720
HCC Insurance Holdings, Inc.	350	10,500
Horace Mann Educators Corp.	1,200	23,292
Independence Holding Co.	340	6,093
KMG American Corp.*	500	4,300
Max Reinsurance Capital Ltd.	1,081	25,847
Midland Co.	300	11,331
National Western Life Insurance Co., Class A*	140	28,351
NYMAGIC, Inc.	200	4,900
Odyssey Reinsurance Holdings Corp.	150	3,852
Old Republic International Corp.	5,920	153,387
Platinum Underwriters Holdings Ltd.	1,700	48,433
Presidential Life Corp.	600	11,352
Reinsurance Group of America, Inc.	2,400	109,800
Renaissance Reinsurance Holdings Ltd.	1,400	52,990
Scottish Annuity & Life Holdings Ltd.	900	22,095
Selective Insurance Group, Inc.	700	38,437
Stancorp Financial Group, Inc.	600	55,260
Stewart Information Services Corp.	10	509
Unico American Corp.*	200	1,722
United America Indemnity Ltd.*	400	7,692
UnumProvident Corp.	3,100	62,899
Willis Group Holdings Ltd.	1,600	59,424

		1,406,656

Investment Companies (0.5%)
Apollo Investment Corp.	4,800	89,664
MCG Capital Corp.	420	6,938

		96,602

Real Estate (3.4%)
Ashford Hospitality Trust, Inc. (REIT)	1,000	10,500
Avatar Holdings, Inc.*	50	2,832
Boykin Lodging Co., Inc. (REIT)*	420	4,633
CarrAmerica Realty Corp. (REIT)	810	26,673
CB Richard Ellis Group, Inc., Class A*	1,300	63,505
CBL & Associates Properties, Inc. (REIT)	700	26,145
Correctional Properties Trust (REIT)	330	9,273
Crescent Real Estate EQT Co. (REIT)	1,900	37,905
Eagle Hospitality Properties Trust, Inc. (REIT)	100	951
ECC Capital Corp. (REIT)	100	263
Entertainment Properties Trust (REIT)	100	4,010
FelCor Lodging Trust, Inc. (REIT)*	10	149
Gladstone Commercial Corp. (REIT)	50	833
Government Properties Trust, Inc. (REIT)	200	1,816
Highland Hospitality Corp. (REIT)	1,400	14,714
HRPT Properties Trust (REIT)	5,100	55,641
ILX Resorts, Inc.	200	1,798
Investors Real Estate Trust (REIT)	728	6,792
KKR Financial Corp. (REIT)	2,400	53,568
LTC Properties, Inc. (REIT)	600	12,294
Mission West Properties, Inc. (REIT)	600	6,132
Monmouth (REIT)	20	164
National Health Investors, Inc. (REIT)	1,300	34,905
National Health Realty, Inc. (REIT)	200	3,822
New Plan Excel Realty Trust (REIT)	490	11,265
PS Business Parks, Inc., Class A (REIT)	500	23,270
Sizeler Properties Investors, Inc. (REIT)	20	232
SL Green Realty Corp. (REIT)	1,000	68,030
Strategic Hotel Capital, Inc. (REIT)	640	10,874
Sunstone Hotel Investors, Inc. (REIT)	800	17,920
Trizec Properties, Inc. (REIT)	2,800	62,300
Urstadt Biddle Properties, Inc. (REIT)	400	$7,008
Windrose Medical Properties Trust (REIT)	50	758

		580,975

Thrifts & Mortgage Finance (2.9%)
Accredited Home Lenders Holding Co.*	490	17,708
Capital Crossing Bank*	100	3,399
CFS Bancorp, Inc.	10	139
CORUS Bankshares, Inc.	493	27,066
First Defiance Financial Corp.	300	8,400
First Financial Holdings, Inc.	300	8,703
First Niagara Financial Group, Inc.	2,327	34,277
First Place Financial Corp./Ohio	400	8,992
FirstFed Financial Corp.*	410	21,931
IndyMac Bancorp, Inc.	1,100	41,063
New Hampshire Thrift Bancshares, Inc.	200	2,572
Northeast Bancorp	200	4,480
Park Bancorp, Inc.	200	6,000
Peoples Bank/Bridgeport, Connecticut	2,065	66,493
PFF Bancorp, Inc.	500	15,020
Provident Financial Holdings, Inc.	167	4,417
Radian Group, Inc.	3,100	161,510
TF Financial Corp.	200	5,510
United Community Financial Corp./Ohio	117	1,357
Washington Savings Bank FSB/Bowie, Maryland	40	356
Webster Financial Corp.	1,300	60,021

		499,414

Total Financials		3,585,511

Health Care (8.6%)
Biotechnology (0.6%)
Charles River Laboratories International, Inc.*	1,740	76,143
Invitrogen Corp.*	300	19,077
Kendle International, Inc.*	400	9,632

		104,852

Health Care Equipment & Supplies (3.8%)
Allied Healthcare Products*	200	1,010
Bausch & Lomb, Inc.	1,200	89,028
Beckman Coulter, Inc.	1,450	71,427
Bio-Rad Laboratories, Inc., Class A*	500	29,260
Conmed Corp.*	100	2,398
Datascope Corp.	290	9,213
Edwards Lifesciences Corp.*	2,650	109,657
HealthTronics, Inc.*	220	2,000
Hillenbrand Industries, Inc.	1,600	73,712
Invacare Corp.	280	9,461
Span-America Medical Systems, Inc.	200	1,852
Thermo Electron Corp.*	3,850	116,232
Varian, Inc.*	3,600	132,372
Viasys Healthcare, Inc.*	60	1,433

		649,055

Health Care Providers & Services (1.2%)
Alderwoods Group, Inc.*	1,100	17,314
Allied Healthcare International, Inc.*	90	548
American Retirement Corp.*	600	11,466
Carriage Services, Inc.*	500	3,020
Cerner Corp.*	200	16,890
Coventry Health Care, Inc.*	1,050	56,689
Emdeon Corp.*	550	5,060
Health Net, Inc.*	400	18,736
Horizon Health Corp.*	400	7,936
Kindred Healthcare, Inc.*	800	22,400
Manor Care, Inc.	100	3,725
Matria Healthcare, Inc.*	221	7,410

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2005

	Number of Shares	Value (Note 1)
NWH, Inc.	100	$1,428
Pediatrix Medical Group, Inc.*	160	12,330
RehabCare Group, Inc.*	300	6,387
Service Corp. International	500	4,185
Stewart Enterprises, Inc.	990	5,049
Trizetto Group*	30	425

		200,998

Pharmaceuticals (3.0%)
Barr Pharmaceuticals, Inc.*	2,300	132,135
Endo Pharmaceuticals Holdings, Inc.*	4,800	129,216
Impax Laboratories, Inc.*	4,800	50,712
Par Pharmaceutical Cos., Inc.*	2,250	58,230
Theravance, Inc.*	2,400	52,008
Valeant Pharmaceuticals International	4,950	84,942

		507,243

Total Health Care		1,462,148

Industrials (14.3%)
Aerospace & Defense (1.9%)
Alliant Techsystems, Inc.*	1,700	119,374
Aviall, Inc.*	1,000	31,550
BE Aerospace, Inc.*	480	8,703
Esterline Technologies Corp.*	700	26,355
Goodrich Corp.	3,000	108,210
Hexcel Corp.*	500	7,910
Ladish Co., Inc.*	10	200
Sequa Corp., Class A*	300	18,510
Triumph Group, Inc.*	130	4,529

		325,341

Airlines (0.3%)
Alaska Air Group, Inc.*	800	25,224
Continental Airlines, Inc., Class B*	1,400	18,130

		43,354

Building Products (1.2%)
Griffon Corp.*	740	16,280
Insteel Industries, Inc.	300	4,776
International Aluminum Corp.	200	8,120
Lennox International, Inc.	1,400	39,046
Universal Forest Products, Inc.	600	33,204
Water Pik Technologies Inc.*	100	1,975
York International Corp.	1,690	94,826

		198,227

Commercial Services & Supplies (1.7%)
ACCO Brands Corp.*	200	4,862
Amrep Corp.*	200	5,244
AT Cross Co., Class A*	400	1,800
Banta Corp.	120	6,041
CBIZ, Inc.*	2,100	12,075
CDI Corp.	320	8,822
Clean Harbors, Inc.*	400	13,560
Cornell Cos., Inc.*	10	138
CPI Corp.	60	1,080
Ecology And Environment, Inc.	200	1,570
Electro Rent Corp.*	40	514
IKON Office Solutions, Inc.	100	998
Kelly Services, Inc., Class A	500	13,840
Layne Christensen Co.*	400	8,420
Mac-Gray Corp.*	400	4,804
Manpower, Inc.	20	905
Monster Worldwide, Inc.*	400	13,124
Nashua Corp.*	200	1,512
NCO Group, Inc.*	800	14,376
Nobel Learning Communities, Inc.*	300	2,835
R.R. Donnelley & Sons Co. (New York Exchange)	2,500	87,550
RCM Technologies, Inc.*	300	1,932
Steelcase, Inc., Class A	300	$4,296
United Stationers, Inc.*	1,500	68,055
Vertrue, Inc.*	200	7,530
Waste Industries USA, Inc.	400	5,496
West Corp.*	87	3,432

		294,811

Construction & Engineering (1.2%)
EMCOR Group, Inc.*	1,705	104,005
Granite Construction, Inc.	600	20,466
McDermott International, Inc.*	400	14,532
Michael Baker Corp.*	300	7,815
Shaw Group, Inc.*	1,380	36,984
URS Corp.*	500	20,215

		204,017

Electrical Equipment (0.8%)
Acuity Brands, Inc.	2,000	55,620
Channell Commercial Corp.*	300	1,812
Espey Manufacturing & Electronics Corp.	200	7,080
Genlyte Group, Inc.*	1,000	50,970
Regal Beloit Corp.	500	15,915
SL Industries, Inc.*	200	2,798
Thomas & Betts Corp.*	130	5,060

		139,255

Industrial Conglomerates (0.6%)
Carlisle Cos., Inc.	650	43,349
Standex International Corp.	500	13,510
United Capital Corp.*	400	9,316
Walter Industries, Inc.	800	36,536

		102,711

Machinery (4.6%)
Ampco-Pittsburgh Corp.	10	143
Astec Industries, Inc.*	500	14,180
Cummins, Inc.	600	51,222
Dover Corp.	3,165	123,372
EnPro Industries, Inc.*	600	16,740
Hardinge, Inc.	300	5,010
Harsco Corp.	100	6,425
JLG Industries, Inc.	200	7,672
Joy Global, Inc.	207	9,495
Kennametal, Inc.	1,000	51,110
Lydall, Inc.*	100	896
Oshkosh Truck Corp.	400	17,424
Pall Corp.	400	10,464
Parker-Hannifin Corp.	1,300	81,484
Pentair, Inc.	3,450	112,090
Robbins & Myers, Inc.	200	4,318
SPX Corp.	1,850	79,587
Starret (L.S.) Co., Class A	200	3,618
Supreme Industries, Inc., Class A	30	270
Terex Corp.*	700	38,479
Timken Co.	1,700	48,212
Trinity Industries, Inc.	2,300	87,515
Twin Disc, Inc.	200	7,400

		777,126

Road & Rail (0.8%)
CNF, Inc.	900	50,643
Swift Transportation Co., Inc.*	471	8,596
Werner Enterprises, Inc.	216	3,870
Yellow Roadway Corp.*	1,800	81,810

		144,919

Trading Companies & Distributors (1.1%)
Grainger (W.W.), Inc.	1,700	113,866
Hughes Supply, Inc.	2,200	73,590
Huttig Building Products, Inc.*	100	850
Industrial Distribution Group, Inc.*	300	2,022

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2005

	Number of Shares	Value (Note 1)
Interline Brands, Inc.*	280	$5,468

		195,796

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Co. Trust	390	11,700

Total Industrials		2,437,257

Information Technology (19.1%)
Communications Equipment (1.1%)
Andrew Corp.*	8,450	89,739
Applied Innovation, Inc.*	400	1,380
Arris Group, Inc.*	4,405	36,430
Black Box Corp	477	19,137
Communications Systems, Inc.	10	109
Preformed Line Products Co.	200	8,778
SafeNet, Inc.*	650	21,561
Symmetricom, Inc.*	357	2,845

		179,979

Computers & Peripherals (2.9%)
Avid Technology, Inc.*	2,900	142,767
Dataram Corp.	30	198
Diebold, Inc.	3,490	126,129
Imation Corp.	500	21,405
Lexmark International, Inc., Class A*	1,715	71,207
M-Systems Flash Disk Pioneers Ltd.*	300	9,507
Printronix, Inc.	300	4,281
QLogic Corp.*	900	27,144
Seagate Technology*	4,500	65,205
UNOVA, Inc.*	900	27,900

		495,743

Electronic Equipment & Instruments (4.4%)
Anixter International, Inc.*	1,600	59,328
Arrow Electronics, Inc.*	6,870	202,734
Avnet, Inc.*	1,600	36,880
Bonso Electronic International, Inc.	200	901
Celestica, Inc.*	7,335	70,123
CTS Corp.	390	4,594
Flextronics International Ltd.*	2,900	26,941
Frequency Electronics, Inc.	20	218
Gerber Scientific, Inc.*	350	2,768
Nu Horizons Electronics Corp.*	400	3,564
O.I. Corp.*	200	2,202
Perceptron, Inc.*	300	1,950
Sypris Solutions, Inc.	130	1,333
Tektronix, Inc.	6,235	143,280
Vishay Intertechnology, Inc.*	16,730	189,718
Woodhead Industries, Inc.	300	3,777

		750,311

Internet Software & Services (0.2%)
CNET Networks, Inc.*	2	27
Digital Insight Corp.*	50	1,491
EarthLink, Inc.*	120	1,321
Internet Security Systems, Inc.*	800	19,704
SonicWALL, Inc.*	1,362	9,480
WebSideStory, Inc.*	30	522

		32,545

IT Services (0.9%)
BearingPoint, Inc.*	6,200	43,524
CheckFree Corp.*	120	5,100
Computer Task Group, Inc.*	385	1,405
EdgewaterTechnology, Inc.*	300	1,506
Inforte Corp.*	30	119
Intrado, Inc.*	120	2,321
Lightbridge, Inc.*	100	810
MPS Group, Inc.*	2,100	26,145
SYKES Enterprises, Inc.*	629	9,083
Unisys Corp.*	11,450	58,509

		148,522

Semiconductors & Semiconductor Equipment (8.8%)
Advanced Power Technology, Inc.*	10	$95
ATMI, Inc.*	100	2,731
Cirrus Logic, Inc.*	1,900	12,464
Cypress Semiconductor Corp.*	9,150	124,440
DSP Group, Inc.*	400	9,832
Fairchild Semiconductor International, Inc., Class A*	7,900	121,660
Freescale Semiconductor, Inc., Class B*	4,850	115,818
Intersil Corp., Class A	6,550	149,078
IXYS Corp.*	40	410
Lam Research Corp.*	5,700	192,318
LSI Logic Corp.*.	10,850	87,993
MEMC Electronic Materials, Inc.*	2,070	37,136
Micron Technology, Inc.*	4,200	54,558
Microsemi Corp.*	840	19,463
National Semiconductor Corp.	6,400	144,832
Netlogic Microsystems, Inc.*	80	1,565
Novellus Systems, Inc.*	5,750	125,695
ON Semiconductor Corp.*	1,772	8,222
Photronics, Inc.*	990	17,820
Semitool, Inc.*	60	546
Teradyne, Inc.*	13,350	180,759
Varian Semiconductor Equipment Associates, Inc.*	2,300	86,986

		1,494,421

Software (0.8%)
American Software, Inc., Class A	200	1,094
BMC Software, Inc.*	3,100	60,729
ePlus, Inc.*	300	4,089
Pervasive Software, Inc.*	190	798
Phoenix Technologies Ltd.*	700	4,158
Radiant Systems, Inc.*	600	6,816
SPSS, Inc.*	400	9,120
Sybase, Inc.*	2,500	55,625

		142,429

Total Information Technology		3,243,950

Materials (6.2%)
Chemicals (3.1%)
Albemarle Corp.	1,200	42,108
American Pacific Corp.*	300	1,687
Cytec Industries, Inc.	3,010	124,313
Eastman Chemical Co.	900	47,484
Engelhard Corp.	1,800	48,960
FMC Corp.*	100	5,444
Hercules, Inc.*	1,240	13,813
Huntsman Corp.*	3,800	75,544
International Flavors & Fragrances, Inc.	2,450	80,825
LESCO, Inc.*	124	2,034
RPM International, Inc.	3,100	57,722
Schulman (A.), Inc.	1,000	20,410
Terra Industries, Inc.*	2,390	14,603
Westlake Chemical Corp.	100	2,910

		537,857

Construction Materials (0.5%)
Eagle Materials, Inc.	400	42,596
Lafarge North America, Inc.	500	30,255
Rinker Group Ltd.	538	6,054
U.S. Concrete, Inc.*	280	1,708
United States Lime & Minerals, Inc.*	200	4,780

		85,393

Containers & Packaging (1.2%)
Greif, Inc., Class A	100	6,100
Mod-Pac Corp.*	10	105
Myers Industries, Inc.	300	3,426
Packaging Dynamics Corp.	100	1,018
Pactiv Corp.*	5,300	104,410

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2005

	Number of Shares	Value (Note 1)
Smurfit-Stone Container Corp.*	4,500	$47,520
Temple-Inland, Inc.	1,100	40,513

		203,092

Metals & Mining (1.2%)
A.M. Castle & Co.*	10	199
Allegheny Technologies, Inc.	1,700	48,807
Consol Energy, Inc.	60	3,654
GrafTech International Ltd.*	7,337	35,951
Grupo Imsa S.A. de C.V.	7,300	17,921
Inco Ltd.	1,500	60,330
Quanex Corp.	200	11,582
Ryerson Tull, Inc.	400	8,076
Schnitzer Steel Industries, Inc.	518	16,524

		203,044

Paper & Forest Products (0.2%)
Sappi Ltd. (ADR)	3,000	29,340

Total Materials		1,058,726

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.2%)
Citizens Communications Co.	1,500	18,360
CT Communications, Inc.	291	3,294
D&E Communications, Inc.	336	2,712
Valor Communications Group, Inc.	10	127

		24,493

Wireless Telecommunication Services (0.5%)
EMS Technologies, Inc.*	335	5,484
Syniverse Holdings, Inc.*	380	6,878
Telephone & Data Systems, Inc.	1,310	49,544
Telephone & Data Systems, Inc., (Special Shares)	170	6,145
U.S. Cellular Corp.*	400	20,400

		88,451

Total Telecommunication Services		112,944

Utilities (4.4%)
Electric Utilities (2.7%)
Alliant Energy Corp.	600	15,870
CH Energy Group, Inc.	500	23,275
Cleco Corp.	180	3,816
Duquesne Light Holdings, Inc.	2,400	40,056
Pepco Holdings, Inc.	1,420	30,516
Pinnacle West Capital Corp.	750	31,320
PPL Corp.	4,000	125,360
UIL Holdings Corp.	340	16,830
Unitil Corp.	100	2,605
Westar Energy, Inc.	2,500	55,250
Wisconsin Energy Corp.	2,900	109,707

		454,605

Gas Utilities (0.9%)
Chesapeake Utilities Corp.	70	2,293
Laclede Group, Inc.	20	598
Nicor, Inc.	600	23,520
Oneok, Inc.	2,700	77,598
South Jersey Industries, Inc.	1,000	27,950
UGI Corp.	1,000	23,600

		155,559

Multi-Utilities & Unregulated Power (0.6%)
Avista Corp.	1,400	24,528
MDU Resources Group, Inc.	900	29,673
Vectren Corp.	1,860	50,499

		104,700

Water Utilities (0.2%)
Pico Holdings, Inc.*	300	10,074
SJW Corp.	300	14,676
Southwest Water Co.	310	$4,256

		29,006

Total Utilities		743,870

Total Common Stocks (98.7%) (Cost $14,856,255)		16,776,280

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.2%)
JPMorgan Chase Nassau 3.40%, 11/1/05
(Amortized Cost $204,271)	$204,271	204,271

Total Investments (99.9%) (Cost/Amortized Cost $15,060,526)		16,980,551
Other Assets Less Liabilities (0.1%)		19,180

Net Assets (100%)		$16,999,731

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2005

Investment security transactions for the year ended October 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$11,914,412
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$12,481,237

As of October 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,571,623
Aggregate gross unrealized depreciation	(729,337)

Net unrealized appreciation	$1,842,286

Federal income tax cost of investments	$15,138,265

For the year ended October 31, 2005, the Fund incurred approximately $52 as brokerage commissions with Advest, Inc., and $103 with Bernstein (Sanford C.) & Co., affiliated broker/dealers.

The fund utilized $422,754 in capital loss carryforward during the fiscal year ended October 31, 2005.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

October 31, 2005

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.6%)
BHP Billiton Ltd.	10,132	$157,080
BlueScope Steel Ltd.	16,800	106,316
CSL Ltd.	7,268	203,636
Macquarie Airports	35,200	78,899
Macquarie Infrastructure Group	34,200	87,645
Promina Group Ltd.	3,200	11,572

		645,148

Austria (0.9%)
Erste Bank der Oesterreichischen
Sparkassen AG	4,050	210,529
OMV AG	3,000	161,696

		372,225

Bahamas (0.4%)
Kerzner International Ltd.*	2,880	168,048

Belgium (1.5%)
Delhaize Group	3,500	202,899
Dexia	6,873	148,343
Fortis	6,683	190,108
KBC Groep N.V.	700	57,013

		598,363

Brazil (1.2%)
Cia Vale do Rio Doce (ADR)	5,300	219,049
Natura Cosmeticos S.A.	1,861	73,638
Petroleo Brasileiro S.A. (ADR)	3,303	211,062

		503,749

Canada (3.5%)
Bank of Nova Scotia	2,000	72,892
Canadian National Railway Co.	5,703	413,354
Canadian Natural Resources Ltd.	5,000	204,697
EnCana Corp.	2,200	100,716
Manulife Financial Corp.	1,400	72,958
Shoppers Drug Mart Corp.	9,128	304,047
Talisman Energy, Inc.	3,677	163,066
Teck Cominco Ltd. Class B	2,800	118,120

		1,449,850

Finland (0.5%)
Nokia OYJ	11,310	188,026

France (10.3%)
Adecco S.A.	3,164	134,784
Assurances Generales de France	2,300	218,871
BNP Paribas S.A	2,753	208,561
Cie De Saint-Gobain.	3,555	194,591
Credit Agricole S.A.	5,972	174,890
Dassault Systemes S.A.	2,282	117,749
Imerys S.A.	1,556	107,535
JC Decaux S.A.*	6,809	139,132
Lafarge S.A.	1,461	120,044
Renault S.A.	3,300	285,573
Sanofi-Aventis S.A.	5,864	469,177
Societe Generale	1,800	205,354
Thomson	4,200	79,131
Total S.A.	3,562	893,381
Veolia Environment	8,765	364,605
Vinci S.A.	6,108	476,994

		4,190,372

Germany (5.8%)
BASF AG	1,291	93,010
Bayerische Motoren Werke (BMW) AG	3,797	$164,632
Continental AG	8,503	649,260
Deutsche Post AG	5,362	119,455
E.On AG	2,000	181,076
Fresenius AG	987	138,610
Hypo Real Estate Holding AG	5,840	282,173
MAN AG	3,100	143,583
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	1,800	211,067
SAP AG	750	128,189
Schering AG	1,772	109,241
Siemens AG	2,260	167,962

		2,388,258

Hong Kong (1.2%)
CNOOC Ltd. (ADR)	2,104	138,233
Esprit Holdings Ltd.	12,500	88,118
Hang Lung Properties Ltd.	56,814	81,348
Shangri-La Asia Ltd.	142,040	198,796

		506,495

India (0.6%)
ICICI Bank Ltd. (ADR)	5,152	121,845
Reliance Industries Ltd. (GDR)§	3,912	132,273

		254,118

Ireland (0.9%)
Anglo Irish Bank Corp. plc	9,755	132,030
Bank of Ireland	6,560	99,237
Depfa Bank plc	8,610	134,167

		365,434

Italy (2.4%)
ENI S.p.A.	25,326	678,273
Mediaset S.p.A.	7,300	80,091
Recordati S.p.A.	9,100	66,487
Telecom Italia S.p.A. (RNC)	93	225
UniCredito Italiano S.p.A	24,600	137,231

		962,307

Japan (23.5%)
Aiful Corp.	500	37,241
Astellas Pharma, Inc.	4,300	153,301
Canon, Inc.	9,100	474,524
Chugai Pharmaceutical Co., Ltd.	9,700	211,658
Circle K Sunkus Co., Ltd.	3,000	68,554
Credit Saison Co., Ltd.	9,000	405,914
Daikin Industries Ltd.	4,500	116,748
East Japan Railway Co.	25	148,189
Fanuc Ltd.	3,056	238,904
Hirose Electric Co., Ltd.	600	68,193
Hitachi Ltd.	13,000	79,404
Honda Motor Co., Ltd.	8,300	452,060
Hoya Corp.	1,200	41,854
Hoya Corp.*	3,600	124,634
Itochu Corp.	21,000	142,880
Japan Tobacco, Inc.	14	221,296
JFE Holdings, Inc.	7,400	228,220
Kao Corp.	4,000	95,357
Keyence Corp.	500	114,428
Kobe Steel Ltd.	58,000	169,907
Kyocera Corp.	1,500	96,516
Leopalace21 Corp.	9,569	246,613
Matsushita Electric Industrial Co., Ltd.	5,000	90,847
Mitsubishi Corp.	9,600	185,559
Mitsubishi UFJ Financial Group, Inc.	48	603,892
Mitsui Chemicals, Inc.	17,000	101,499
Mitsui O.S.K. Lines Ltd.	8,000	56,080

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2005

	Number of Shares	Value (Note 1)
Murata Manufacturing Co., Ltd.	3,900	$193,316
Nidec Corp.	700	40,832
Nidec Corp.*	400	22,164
Nikko Cordial Corp.	9,000	108,243
Nintendo Co., Ltd.	600	66,801
Nippon Electric Glass Co., Ltd.	15,000	285,426
Nippon Mining Holdings, Inc.	14,500	106,254
Nippon Telegraph & Telephone Corp.	15	70,358
Nissan Motor Co., Ltd.	13,300	138,021
Nitto Denko Corp.	2,300	138,508
Oji Paper Co., Ltd.	2,000	10,120
ORIX Corp.	1,600	297,857
Promise Co., Ltd.	400	25,085
Rengo Co. Ltd.	6,000	32,370
Sanyo Shinpan Finance Co., Ltd.	1,400	101,267
Secom Co., Ltd.	2,000	99,137
Sega Sammy Holdings, Inc. (When Issued)*	800	28,796
Sega Sammy Holdings, Inc.	800	28,590
Sharp Corp.	2,000	27,318
Shin-Etsu Chemical Co., Ltd.	2,500	118,981
SMC Corp.	800	105,906
Sony Corp.	500	16,150
Sumitomo Corp.	17,000	188,394
Sumitomo Heavy Industries Ltd.	20,000	139,169
Sumitomo Metal Industries Ltd.	43,000	147,760
Sumitomo Mitsui Financial Group, Inc.	66	606,675
Sumitomo Realty & Development Co., Ltd.	18,000	289,163
Takeda Pharmaceutical Co., Ltd.	1,300	71,028
Takefuji Corp.	1,020	71,064
Tokyo Electric Power Co., Inc.	5,800	143,748
Tokyo Gas Co., Ltd.	29,000	113,603
Toyota Motor Corp.	11,900	542,837
Yamada Denki Co., Ltd.	2,800	244,629

		9,593,842

Luxembourg (0.9%)
Arcelor	11,580	274,763
SES Global S.A.	5,600	88,471

		363,234

Mexico (3.0%)
America Movil S.A. de C.V. (ADR)	14,516	381,045
Cemex S.A. de C.V. (ADR)	8,725	454,311
Fomento Economico Mexicano S.A.de C.V. (ADR)	1,400	95,186
Grupo Televisa S.A. (ADR)	3,953	288,964

		1,219,506

Netherlands (4.1%)
ABN AMRO Holding N.V.	13,826	326,731
European Aeronautic Defence & Space Co.	4,740	164,075
ING Groep N.V. (CVA)	18,131	522,279
Koninklijke (Royal) Philips Electronics N.V.	9,149	238,889
Reed Elsevier N.V.	9,423	126,859
Royal Dutch Shell plc, Class A	1,600	49,309
Royal Dutch Shell plc, Class B	3,994	130,307
Wolters Kluwer N.V., Class C (CVA)	5,373	99,557

		1,658,006

Singapore (1.0%)
CapitaLand Ltd.	101,000	189,425
Flextronics International Ltd.*	3,300	30,657
Singapore Telecommunications Ltd.	141,928	195,036

		415,118

South Korea (1.4%)
Hyundai Motor Co.	1,880	$138,443
Samsung Electronics Co., Ltd.	575	305,134
SK Telecom Co., Ltd.	699	125,997
SK Telecom Co., Ltd. (ADR)	800	16,168

		585,742

Spain (2.4%)
Altadis S.A.	5,833	247,321
Banco Popular Espanol S.A.	13,660	165,739
Endesa S.A.	8,700	216,224
Repsol YPF S.A.	7,700	229,091
Union Fenosa S.A.	3,500	115,703

		974,078

Sweden (1.6%)
Nordea Bank AB	2,200	21,548
Svenska Cellulosa AB, Class B	1,600	53,945
Telefonaktiebolaget LM Ericsson (ADR)*	13,602	446,282
Telefonaktiebolaget LM Ericsson, Class B	46,000	150,182

		671,957

Switzerland (8.0%)
Credit Suisse Group	5,000	220,548
Holcim Ltd. (Registered)	2,470	153,430
Lonza AG	5,785	332,914
Micronas Semiconductor Holding AG (Registered)*	1,700	57,474
Nestle S.A. (Registered)	862	256,377
Novartis AG (Registered)	5,024	269,859
Roche Holding AG	6,085	907,731
UBS AG (Registered)	8,368	709,702
Xstrata plc	7,360	168,465
Zurich Financial Services AG*	1,090	185,649

		3,262,149

United Kingdom (21.5%)
ARM Holdings plc	107,672	207,284
Aviva plc	17,208	203,185
BAE Systems plc	22,600	132,225
Barclays plc	48,482	480,621
BG Group plc	28,070	246,467
BP plc	27,100	299,356
British American Tobacco plc	7,400	162,831
British Energy Group plc*	17,715	139,238
British Land Co. plc	6,199	97,667
Carphone Warehouse Group plc	44,273	153,614
Centrica plc	28,860	121,976
Corus Group plc	77,300	65,341
Diageo plc	14,719	217,570
EMI Group plc	32,657	123,716
Enterprise Inns plc	32,046	442,206
Friends Provident plc	43,460	135,598
GlaxoSmithKline plc	23,322	606,488
HBOS plc	14,750	217,898
HSBC Holdings plc	25,600	400,560
Intercontinental Hotels Group plc	22,989	287,316
International Power plc*	29,800	122,388
Kingfisher plc	30,661	115,069
Lloyds TSB Group plc	16,800	137,400
Mitchells & Butlers plc	17,200	110,451
Morrison (Wm) Supermarkets plc	51,483	149,010
National Grid Group plc	10,313	94,295
Persimmon plc	3,300	50,356
Punch Taverns plc	8,120	105,077
Reckitt Benckiser plc	14,475	437,408

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2005

	Number of Shares	Value (Note 1)
Royal & Sun Alliance Insurance Group plc	53,200	$90,646
Royal Bank of Scotland Group plc	16,676	461,704
SABMiller plc	5,500	103,790
Sainsbury (J) plc	29,512	145,760
Schroders plc	4,934	75,029
Smith & Nephew plc	15,271	129,220
Standard Chartered plc	7,145	150,010
Stolt Offshore S.A.*	15,160	158,586
Tate & Lyle plc	5,000	41,025
Tesco plc	46,242	246,194
Trinity Mirror plc	6,600	69,518
Vodafone Group plc	233,030	611,563
Whitbread plc	3,085	51,335
Wimpey (George) plc	4,700	34,029
Wolseley plc	11,001	223,762
WPP Group plc	12,679	124,570

		8,779,352

United States (0.3%)
Wynn Resorts Ltd.*	2,587	120,761

Total Common Stocks (98.5%) (Cost $36,543,732)		40,236,138

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.7%)
JPMorgan Chase Nassau 3.40%, 11/1/05
(Amortized Cost $303,451)	$303,451	303,451

Total Investments (99.2%) (Cost/Amortized Cost $36,847,183)		40,539,589
Other Assets Less Liabilities (0.8%)		327,494

Net Assets (100.0%)		$40,867,083

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the securities Act of 1933. These securities may only be resold to qualified institutional buyers. At October 31, 2005, the market value of these securities amounted to $132,273 or 0.32% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

GDR — Global Depositary Receipt

RNC — Risparmio Non-Convertible Savings Shares

At October 31, 2005 the Fund had the following futures contracts open:

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 10/31/05	Unrealized Appreciation
Dow Jones Euro Stock 50 Index	1	December-05	$38,759	$39,705	$946

Investment security transactions for the year ended October 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities					$41,164,261
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities					$16,941,878

As of October 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation					$4,299,401
Aggregate gross unrealized depreciation					(784,841)

Net unrealized appreciation					$3,514,560

Federal income tax cost of investments					$37,025,029

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS

October 31, 2005

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.6%)
Hotels, Restaurants & Leisure (0.3%)
Ctrip.com International Ltd.*(ADR)	3,900	$224,367

Internet & Catalog Retail (2.8%)
Amazon.com, Inc.*	30	1,197
eBay, Inc.*	31,325	1,240,470
Emdeon Corp.*	18,400	169,280
IAC/InterActiveCorp.*	9,227	236,211
Shanda Interactive Entertainment Ltd. (ADR)*	11,900	294,763

		1,941,921

Media (2.0%)
DreamWorks Animation SKG, Inc., Class A*	60	1,538
Pixar*	20,860	1,058,228
Usen Corp.	1,550	35,353
XM Satellite Radio Holdings, Inc., Class A*	9,180	264,659

		1,359,778

Specialty Retail (0.5%)
Best Buy Co., Inc.	7,200	318,672

Total Consumer Discretionary		3,844,738

Energy (1.7%)
Energy Equipment & Services (1.4%)
Baker Hughes, Inc.	2,010	110,470
Cooper Cameron Corp.*	1,610	118,705
ENSCO International, Inc.	2,080	94,827
GlobalSantaFe Corp.	1,540	68,607
Grant Prideco, Inc.*	3,200	124,448
Halliburton Co.	1,490	88,059
Nabors Industries Ltd.*	940	64,512
National Oilwell Varco, Inc.*	550	34,359
Patterson-UTI Energy, Inc.	1,730	59,045
Schlumberger Ltd.	1,550	140,693
Smith International, Inc.	740	23,976
Weatherford International Ltd.*	620	38,812

		966,513

Oil & Gas (0.3%)
Diamond Offshore Drilling, Inc.	1,210	68,317
Valero Energy Corp.	1,200	126,288

		194,605

Total Energy		1,161,118

Health Care (1.0%)
Biotechnology (0.1%)
Affymetrix, Inc.*	900	40,887

Health Care Providers & Services (0.9%)
Cerner Corp.*	4,700	396,915
WellPoint, Inc.*	3,100	231,508

		628,423

Total Health Care		669,310

Industrials (2.2%)
Aerospace & Defense (0.0%)
United Technologies Corp.	30	1,538

Commercial Services & Supplies (1.9%)
Manpower, Inc.	3,850	174,328
Monster Worldwide, Inc.*	35,200	1,154,912

		1,329,240

Electrical Equipment (0.3%)
Evergreen Solar, Inc.*	22,400	184,800

Total Industrials		1,515,578

Information Technology (87.5%)
Communications Equipment (13.5%)
ADC Telecommunications, Inc.*	4,500	$78,525
Arris Group, Inc.*	13,800	114,126
Cisco Systems, Inc.*	92,550	1,614,997
Comverse Technology, Inc.*	60	1,506
Corning, Inc.*	136,535	2,742,988
Juniper Networks, Inc.*	70	1,633
Motorola, Inc.	31,200	691,392
Nokia OYJ (ADR)	103,990	1,749,112
QUALCOMM, Inc.	45,445	1,806,893
Research In Motion Ltd.*	6,150	378,164
Scientific-Atlanta, Inc.	3,200	113,408

		9,292,744

Computers & Peripherals (11.6%)
Apple Computer, Inc.*	19,700	1,134,523
Dell, Inc.*	24,900	793,812
EMC Corp.*	118,025	1,647,629
Hewlett-Packard Co.	23,600	661,744
International Business Machines Corp.	11,300	925,244
NCR Corp.*	4,900	148,078
Network Appliance, Inc.*	16,700	456,912
SanDisk Corp.*	36,720	2,162,441
Telvent GIT S.A.*	4,600	46,690

		7,977,073

Electronic Equipment & Instruments (3.7%)
Agilent Technologies, Inc.*	21,830	698,778
Flextronics International Ltd.*	69,655	647,095
Hon Hai Precision Industry Co., Ltd.	104,206	450,349
Jabil Circuit, Inc.*	15,400	459,690
Samsung SDI Co., Ltd.	2,800	275,908

		2,531,820

Internet Software & Services (11.2%)
Google, Inc., Class A*	7,230	2,690,572
McAfee, Inc.*	2,400	72,072
Netease.com (ADR)*	5,700	434,739
SINA Corp.*	3,000	76,050
Tencent Holdings Ltd.	180,000	186,911
VeriSign, Inc.*	55,915	1,321,272
Yahoo!, Inc.*	78,170	2,889,945

		7,671,561

IT Services (3.6%)
Accenture Ltd., Class A	12,500	328,875
Automatic Data Processing, Inc.	5,450	254,297
BISYS Group, Inc.*	6,700	84,956
CheckFree Corp.*	2,070	87,975
Cognizant Technology Solutions Corp., Class A*	30	1,319
DST Systems, Inc.*	9,830	551,660
First Data Corp.	18,500	748,325
Greenfield Online, Inc.*	3,900	19,578
Infosys Technologies Ltd. (ADR)	1,300	88,400
Iron Mountain, Inc.*	7,300	284,700

		2,450,085

Semiconductors & Semiconductor Equipment (22.3%)
Advanced Micro Devices, Inc.*	5,100	118,422
Altera Corp.*	62,565	1,041,707
Applied Materials, Inc.	95,810	1,569,368
ASML Holding N.V. (N.Y. Shares)*	36,345	617,138
Broadcom Corp., Class A*	40	1,698
Chartered Semiconductor Manufacturing Ltd.*	416,000	257,616

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2005

	Number of Shares	Value (Note 1)
Cypress Semiconductor Corp.*	14,400	$195,840
Fairchild Semiconductor International, Inc., Class A*	31,500	485,100
Freescale Semiconductor, Inc., Class A*	1,970	46,669
Freescale Semiconductor, Inc., Class B*	1,680	40,118
Intel Corp .	113,075	2,657,262
Lam Research Corp.*	23,250	784,455
Marvell Technology Group Ltd.*	30,900	1,434,069
Maxim Integrated Products, Inc.	10,500	364,140
National Semiconductor Corp.	24,400	552,172
ON Semiconductor Corp.*	46,800	217,152
Samsung Electronics Co., Ltd.§	10	5,307
Samsung Electronics Co., Ltd.	1,263	670,232
Samsung Electronics Co., Ltd. (GDR)§	3,635	964,488
STMicroelectronics N.V. (N.Y. Shares)	12,800	210,816
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	119,146	962,700
Teradyne, Inc.*	17,170	232,482
Texas Instruments, Inc.	36,545	1,043,360
Varian Semiconductor Equipment Associates, Inc.*	5,600	211,792
Xilinx, Inc.	28,070	672,277

		15,356,380

Software (21.6%)
Activision, Inc.*	7,200	113,544
Adobe Systems, Inc.	27,785	896,066
Amdocs Ltd.*	32,695	865,437
Autodesk, Inc.	15,800	713,054
Citrix Systems, Inc.*	4,600	126,822
Cognos, Inc.*	9,100	341,523
Electronic Arts, Inc.*	10,900	619,992
Intuit, Inc.*	2,160	99,209
Mercury Interactive Corp.*	7,750	269,623
Microsoft Corp.	156,195	4,014,211
NAVTEQ Corp.*	15,920	622,790
Nintendo Co., Ltd.	110	12,247
Oracle Corp.*	126,160	1,599,709
Red Hat, Inc.*	55,470	1,288,013
Salesforce.com, Inc.*	9,400	234,906
SAP AG (ADR)	18,815	807,916
Serena Software, Inc.*	4,500	98,505
Symantec Corp.*	67,800	1,617,030
THQ, Inc.*	5,400	125,172
TIBCO Software, Inc.*	48,875	370,961

		14,836,730

Total Information Technology		60,116,393

Telecommunication Services (0.4%)
Wireless Telecommunication Services (0.4%)
Nextel Partners, Inc., Class A*	11,590	291,489

Total Telecommunication Services		291,489

Total Common Stocks (98.4%) (Cost $65,128,291)		67,598,626

	Number of Warrants
WARRANTS:
Information Technology (0.2%)
Software (0.2%)
Tata Consultancy Services Ltd.
$0.0001, expiring 9/12/2007*§
(Cost $107,881)	3,625	112,543

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.5%)
JPMorgan Chase Nassau
3.40%, 11/01/05
(Cost/Amortized Cost $1,056,325)	$1,056,325	$1,056,325

	Number of Contracts
OPTIONS PURCHASED:
Put Option (0.0%)
Micron Technology, Inc.
January-06 @ $12.50
(Cost $42,128)	410	32,800

Call Options (0.3%)
Hewlett Packard Co.
January-07 @ $25.00
(Cost $138,892)	290	159,500

Microsoft Corp.
January-07 @ $27.00
(Cost $2,678)	10	1,750

		161,250

Total Options Purchased (0.3%) (Cost $183,698)		194,050

Total Investments Before Options Written (100.4%) (Cost/Amortized Cost $66,476,195)		68,961,544

OPTIONS WRITTEN:
Call Options Written (0.0%)
Marvell Technology Group Ltd.
November-2005 @ $45.00 (d)	(12)	(2,820)
Google, Inc., Class A
December-2005 @ $320.00 (d)	(2)	(11,400)

Total Options Written (0.0%) (Premiums received $9,924)		(14,220)

Total Investments After Options Written (100.4%) (Cost/Amortized Cost $66,466,271)		68,947,324
Other Assets Less Liabilities (-0.4%)		(246,187)

Net Assets (100%)		$68,701,137

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At October 31, 2005, the market value of these securities amounted to $1,082,338 or 1.58% of net as sets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(d)	Covered call option contracts written in connection with securities held.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2005

Options written for the year ended October 31, 2005, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—November 1, 2004	—	$—
Options Written	43	24,607
Options Terminated in Closing Purchase Transactions	(1)	(2,869)
Options Expired	(28)	(11,814)
Options Exercised	—	—

Options Outstanding—October 31, 2005	14	$9,924

Investment security transactions for the year ended October 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$65,784,971
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$68,511,970

As of October 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,840,854
Aggregate gross unrealized depreciation	(2,969,945)

Net unrealized appreciation	$1,870,909

Federal income tax cost of investments	$67,090,635

For the year ended October 31, 2005, the Fund incurred approximately $122 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $262,559,228 of which $7,945,180 expires in the year 2007, $206,262,599 expires in the year 2008, $48,249,389 expires in the year 2009 and $102,060 expires in the year 2010. The Fund utilized $2,870,151 in capital loss carryforward during the fiscal year ended October 31, 2005.

Included in the capital loss carryforward amounts are $262,505,280 of losses acquired from Enterprise Technology Fund as a result of a tax-free reorganization that occurred during the year ended 2005. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

PORTFOLIO OF INVESTMENTS

October 31, 2005

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (0.4%)
Drug Retail (0.4%)
CVS Corp.	899	$21,945
Rite Aid Corp.*	4,400	15,400

Total Consumer Staples		37,345

Financials (0.2%)
Life & Health Insurance (0.2%)
Universal American Financial Corp.*	1,260	18,648

Total Financials		18,648

Health Care (93.4%)
Biotechnology (18.3%)
Abgenix, Inc.*	2,200	22,880
Affymetrix, Inc.*	590	26,804
Amgen, Inc.*	4,560	345,465
Amylin Pharmaceuticals, Inc.*	1,975	66,360
Applera Corp - Celera Genomics Group*	2,400	28,512
Ariad Pharmaceuticals, Inc.*	900	6,264
Biogen Idec, Inc.*	2,150	87,354
Celgene Corp.*	530	29,733
Cephalon, Inc.*	800	36,472
Charles River Laboratories International, Inc. *	205	8,971
Ciphergen Biosystems, Inc.*	5,506	10,737
Coley Pharmaceutical Group, Inc.*	400	5,924
Cubist Pharmaceuticals, Inc.*	800	16,168
CV Therapeutics, Inc.*	1,700	42,602
Cytokinetics, Inc.*	2,796	21,795
Dov Pharmaceutical, Inc.*	200	3,106
Exelixis, Inc.*	2,550	19,712
Gen-Probe, Inc.*	98	4,002
Genentech, Inc.*	460	41,676
Genzyme Corp.*	1,595	115,318
Gilead Sciences, Inc.*	2,430	114,817
Human Genome Sciences, Inc.*	5,250	43,838
ICOS Corp.*	600	16,188
Idenix Pharmaceuticals, Inc.*	140	2,913
Incyte Corp.*	2,000	9,980
Keryx Biopharmaceuticals, Inc.*	100	1,445
Medimmune, Inc.*	2,095	73,283
Millennium Pharmaceuticals, Inc.*	7,000	63,840
Nabi Biopharmaceuticals*	2,485	31,932
NPS Pharmaceuticals, Inc.*	700	6,902
Panacos Pharmaceuticals Inc.*	4,073	32,177
Protein Design Labs, Inc.*	6,810	190,816
Regeneron Pharmaceuticals, Inc.*	1,600	20,016
Rigel Pharmaceuticals, Inc.*	273	6,129
Serologicals Corp.*	1,100	21,428
Telik, Inc.*	990	14,791
Tercica, Inc.*	300	2,997
Vertex Pharmaceuticals, Inc.*	2,040	46,410
Vion Pharmaceuticals, Inc.*	4,700	10,340
Zymogenetics, Inc.*	2,050	35,916

		1,686,013

Health Care Distributors (2.8%)
Andrx Corp.*	950	14,696
Cardinal Health, Inc.	1,075	67,198
McKesson Corp.	2,835	128,794
PSS World Medical, Inc.*	756	10,531
QLT, Inc.*	5,180	36,623

		257,842

Health Care Equipment (16.7%)
ATS Medical, Inc. *	1,600	4,783
Bard (C.R.), Inc.	570	35,557
Baxter International, Inc.	4,190	$160,184
Beckman Coulter, Inc.	600	29,556
Becton, Dickinson & Co.	150	7,612
Biomet, Inc.	2,169	75,546
Bruker BioSciences Corp.*	2,900	12,064
Cytyc Corp.*	2,100	53,235
Epix Pharmaceuticals, Inc.*	400	2,800
Fisher Scientific International, Inc.*	990	55,935
Guidant Corp.	300	18,900
Hospira, Inc.*	930	37,060
Inamed Corp.*	836	59,440
Intralase Corp.*	100	1,546
Kinetic Concepts, Inc.*	680	24,412
Medtronic, Inc.	7,300	413,618
Mentor Corp.	692	31,140
Nektar Therapeutics*	2,300	34,638
Olympus Corp.	1,700	37,606
SonoSite, Inc.*	1,400	41,146
St Jude Medical, Inc.*	4,501	216,363
Stryker Corp.	540	22,178
Terumo Corp.	1,100	33,169
Thermo Electron Corp.*	1,200	36,228
Varian Medical Systems, Inc.*	470	21,413
Varian, Inc.*	850	31,254
Waters Corp.*	550	19,910
Wright Medical Group, Inc.*	700	13,027

		1,530,320

Health Care Facilities (1.7%)
Community Health Systems, Inc. *	1,750	64,943
HCA, Inc.	300	14,457
Kindred Healthcare, Inc.*	1,002	28,056
LifePoint Hospitals, Inc.*	784	30,654
Triad Hospitals, Inc.*	475	19,537

		157,647

Health Care Services (3.2%)
Caremark Rx, Inc.*	1,480	77,552
DaVita, Inc.*	250	12,295
Eclipsys Corp.*	920	14,720
HMS Holdings Corp.*	3,500	24,920
Medco Health Solutions, Inc.*	1,640	92,660
Pharmaceutical Product Development, Inc.	1,300	74,711

		296,858

Health Care Supplies (0.8%)
Advanced Medical Optics, Inc.*	666	23,763
Dade Behring Holdings, Inc.	780	28,088
Immucor, Inc.*	594	15,396
Vnus Medical Technologies, Inc.*	500	5,115

		72,362

Managed Health Care (11.5%)
Aetna, Inc.	2,201	194,921
CIGNA Corp.	279	32,328
Coventry Health Care, Inc.*	692	37,361
Health Net, Inc.*	3,295	154,338
Humana, Inc.*	250	11,097
PacifiCare Health Systems, Inc.*	3,105	255,728
UnitedHealth Group, Inc.	2,180	126,200
WellPoint, Inc.*	3,250	242,710

		1,054,683

Pharmaceuticals (38.4%)
Abbott Laboratories	6,645	286,067
Array Biopharma, Inc.*	1,000	7,100
Astellas Pharma, Inc.	4,900	174,692
AstraZeneca plc (ADR)	3,275	147,047
AtheroGenics, Inc.*	1,600	24,000
Barr Pharmaceuticals, Inc.*	1,050	60,323

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2005

	Number of Shares	Value (Note 1)
Daiichi Sankyo Co., Ltd.*	4,600	$83,381
Eisai Co., Ltd.	5,800	226,210
Elan Corp plc (ADR)*	3,800	31,350
Eli Lilly & Co.	2,338	116,409
Endo Pharmaceuticals Holdings, Inc.*	1,876	50,502
Forest Laboratories, Inc.*	3,037	115,133
GlaxoSmithKline plc	2,050	53,310
Impax Laboratories, Inc.*	600	6,339
IVAX Corp.*	300	8,565
Johnson & Johnson	1,680	105,202
King Pharmaceuticals, Inc.*	2,200	33,946
Kyorin Pharmaceutical Co., Ltd.	1,000	12,714
Medicines Co.*	2,000	34,280
Medicis Pharmaceutical Corp., Class A	1,183	34,899
Merck KGaA	184	15,202
MGI Pharma, Inc.*	600	11,256
Mylan Laboratories, Inc.	1,390	26,702
NitroMed, Inc.*	1,460	23,754
Novartis AG (ADR)	1,600	86,112
Novartis AG (Registered)	2,535	136,165
Noven Pharmaceuticals, Inc.*	1,490	20,994
Novo-Nordisk A/S, Class B	350	17,920
Pfizer, Inc.	4,167	90,591
Roche Holding AG	2,310	344,595
Salix Pharmaceuticals Ltd.*	200	3,588
Sanofi-Aventis	2,190	175,221
Sanofi-Aventis (ADR)	2,120	85,054
Santen Pharmaceutical Co., Ltd.	100	2,547
Schering-Plough Corp.	8,000	162,720
Schwarz Pharma AG	463	26,358
Sepracor, Inc.*	390	21,938
Shionogi & Co., Ltd.	7,000	84,790
Shire Pharmaceuticals Group plc (ADR)	4,650	166,656
Takeda Pharmaceutical Co., Ltd.	700	38,246
Taro Pharmaceuticals Industries Ltd.*	615	13,530
Teva Pharmaceutical Industries Ltd. (ADR)	1,100	41,932
Theravance, Inc.*	1,406	30,468
UCB S.A.	1,150	56,804
Watson Pharmaceuticals, Inc.*	700	24,192
Wyeth	4,540	202,302
Xenoport, Inc.*	364	4,994

		3,526,100

Total Health Care		8,581,825

Information Technology (0.3%)
Electronic Equipment Manufacturers (0.3%)
Dionex Corp.*	600	$29,058

Total Information Technology		29,058

Materials (0.5%)
Diversified Chemicals (0.5%)
Akzo Nobel N.V.	100	4,311
Bayer AG	1,114	38,614

Total Materials		42,925

Total Common Stocks (94.8%) (Cost $7,922,415)		8,709,801

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (5.3%)
JPMorgan Chase Nassau 3.40%, 11/1/05
(Amortized Cost $482,320)	$482,320	482,320

Total Investments before Options Written (100.1%) (Cost/Amortized Cost $8,404,735)		9,192,121

	Number of Contracts
OPTIONS WRITTEN:
Call Options Written (-0.0%)
Caremark Rx, Inc.
March 2006 @ $ 55 00 (d)	(4)	(1,040)

Total Options Written (-0.0%) (Premiums Received $528)		(1,040)

Total Investments (100.1%) (Cost/Amortized Cost $8,404,207)		9,191,081
Other Assets Less Liabilities (-0.1%)		(4,701)

Net Assets (100%)		$9,186,380

*	Non-income producing.

(d)	Covered call option contracts written in connection with securities held.

Glossary:

ADR — American Depositary Receipt

Options written for the year ended October 31, 2005, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—November 1, 2004	—	$—
Options Written	13	1,825
Options Terminated in Closing Purchase Transactions	(6)	(809)
Options Expired	(3)	(488)
Options Exercised	—	—

Options Outstanding—October 31, 2005	4	$528

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2005

Investment security transactions for the year ended October 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$9,654,978
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$10,168,342

As of October 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,003,300
Aggregate gross unrealized depreciation	(415,031)

Net unrealized appreciation	$588,269

Federal income tax cost of investments	$8,603,852

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2005

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (12.7%)
Asset-Backed Securities (5.1%)
Ameriquest Mortgage Securities, Inc.,
Series 03-1 A2
4.448%, 2/25/33 (f)	$394	$394
Series 03-2 A
4.448%, 3/25/33 (f)	2,028	2,029
Amortizing Residential Collateral Trust,
Series 02-BC3M A
4.308%, 6/25/32 (f)	36,168	36,207
Series 02-BC4 A
4.328%, 7/25/32 (f)	5,075	5,033
Argent Securities, Inc.,
Series 03-W3 AV1B
4.488%, 9/25/33 (f)	13,929	13,978
Bank One Insurance Trust,
Series 03-A9 A9
3.860%, 6/15/11	500,000	487,077
Bear Stearns Asset Backed
Securities, Inc.,
Series 01-3 A2
4.438%, 10/27/32 (f)	44,561	44,743
Series 02-2 A1
4.368%, 10/25/32 (f)	16,483	16,506
Series 03-2 A2
4.488%, 3/25/43 (f)	19,273	19,300
Capital Auto Receivables Asset Trust,
Series 04-2 A3
3.580%, 1/15/09	525,000	513,726
Cendant Mortgage Corp.,
Series 03-A A1
6.000%, 7/25/43 §(f)	15,476	15,525
Centex Home Equity,
Series 04-A AV2
4.318%, 1/25/34 (f)	25,649	25,658
Chase Credit Card Master Trust,
Series 03-6 A
4.080%, 2/15/11 (f)	625,000	626,882
Chase Issuance Trust,
Series 04-A9 A9
3.220%, 6/15/10	150,000	145,760
Chase Manhattan Auto Owner Trust,
Series 05-A A3
3.870%, 6/15/09	200,000	197,119
Citibank Credit Card Issuance Trust,
Series 98-2 A
6.050%, 1/15/10	600,000	617,203
Series 03-A6 A6
2.900%, 5/17/10	250,000	238,661
Series 04-A1 A1
2.550%, 1/20/09	200,000	194,625
Series 04-A4 A4
3.200%, 8/24/09	175,000	170,202
Countrywide Asset-Backed Certificates,
Series 04-13 AV4
4.328%, 6/25/34 (f)	317,919	318,203
Series 05-IM2 A1
4.180%, 11/25/35 (f)	500,000	500,000
Series 05-SD1 A1A
4.188%, 5/25/35 §(f)	58,982	58,964
Credit Suisse First Boston Mortgage Securities Corp.,
Series 01-HE17 A1
4.348%, 1/25/32 (f)	4,527	4,563
Series 02-9 2X
2.478%, 3/25/32 †§	68,066	68,047
Series 02-P3 A
4.360%, 8/25/33 †§(f)	$173,535	$174,162
Daimler Chrysler Auto Trust,
Series 05-A A3
3.490%, 12/8/08	365,000	359,871
First Alliance Mortgage Loan Trust,
Series 99-4 A2
4.760%, 3/20/31 (f)	13,938	13,942
First Franklin Mortgage Loan Asset Backed Certificates,
Series 03-FF5 A2
2.820%, 3/25/34 (f)	11,761	11,783
Goldman Sachs AMP Trust,
Series 02-NC1 A2
4.358%, 7/25/32 (f)	274	276
Home Equity Asset Trust,
Series 02-1 A4
4.338%, 11/25/32 (f)	257	257
Irwin Home Equity,
Series 03-C 2A
4.558%, 6/25/28 (f)	4,204	4,206
MBNA Credit Card Master Note Trust,
Series 00-L A
6.500%, 4/15/10	220,000	227,946
Series 04-A4 A4
2.700%, 9/15/09	175,000	169,998
Morgan Stanley ABS Capital I,
Series 03-HE2 A2
4.378%, 8/25/33 (f)	62,731	62,783
Morgan Stanley Dean Witter Capital I,
Series 02-HE1 A2
4.368%, 7/25/32 (f)	487	491
Nissan Auto Receivables Owner Trust,
Series 5-C A3
4.190%, 7/15/09	525,000	519,750
Quest Trust, Series 04-X2 A1
4.598%, 6/25/34 §(f)	63,667	63,786
Renaissance Home Equity Loan Trust,
Series 03-2A
4.478%, 8/25/33 (f)	8,556	8,580
Series 03-3 A
4.538%, 12/25/33 (f)	21,496	21,624
Residential Asset Mortgage Products, Inc.,
Series 03-RS11 AIIB
4.368%, 12/25/33 (f)	15,741	15,777
Salomon Brothers Mortgage Securities VII,
Series 02-CIT1 A
4.338%, 3/25/32 (f)	7,702	7,721
Saxon Asset Securities Trust,
Series 02-1 AV2
4.308%, 1/25/32 (f)	1,138	1,139
SLM Student Loan Trust,
Series 05-6 A5B
4.210%, 7/27/26 (f)	500,000	500,153
Structured Asset Securities Corp.,
Series 02-HF1 A
4.328%, 1/25/33 (f)	19,390	19,447
Series 03-AL2 A
3.356%, 1/25/31 #§	106,241	96,029

		6,600,126

Non-Agency CMO (7.6%)
Banc of America Alternative Loan Trust,
Series 04-5 4A1
5.000%, 6/25/19	76,605	75,847
Series 04-6 4A1
5.000%, 7/25/19	80,680	79,349

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2005

	Principal Amount	Value (Note 1)
Banc of America Commercial Mortgage, Inc.,
Series 04-5 A3
4.561%, 11/10/41	$100,000	$96,681
Series 04-6 A3
4.512%, 12/10/42	100,000	96,466
Series 05-3 A3A
4.621%, 7/10/43	325,000	313,624
Bank of America Mortgage Securities,
Series 02-K 2A1
5.487%, 10/20/32 (f)	18,413	18,443
Bear Stearns Adjustable Rate Mortgage Trust,
Series 02-2 IIIA
6.784%, 6/25/31 (f)	6,815	6,780
Series 02-5 6A
5.932%, 6/25/32 (f)	8,479	8,463
Series 03-8 1A1
4.208%, 1/25/34 (f)	216,699	214,444
Series 03-8 2A1
4.830%, 1/25/34 (f)	77,703	77,011
Series 03-8 4A1
4.699%, 1/25/34 (f)	131,151	127,518
Bear Stearns Alt-A Trust,
Series 03-7 IIA2
4.318%, 2/25/34 (f)	19,767	19,771
Bear Stearns Commercial Mortgage Securities,
Series 05-PWR8 A4
4.674%, 6/11/41	125,000	119,128
Chase Commercial Mortgage Securities Corp.,
Series 99-2 A2
7.198%, 1/15/32	75,000	80,541
Citigroup Commercial Mortgage Trust,
Series 05-EMG A4
4.520%, 9/20/51 §	350,000	335,151
Countrywide Alternative Loan Trust,
Series 03-J1 4A1
6.000%, 10/25/32	17,297	17,120
Series 03-J3 2A1
6.250%, 12/25/33	21,674	21,777
Countrywide Home Loan Mortgage Pass Through Trust,
Series 02-30 M
3.873%, 10/19/32 (f)	33,773	33,390
Series 04-7 5A2
4.100%, 5/25/34 (f)	16,781	16,737
First Horizon Asset Securities, Inc.,
Series 00-H 1A
7.000%, 9/25/30	2,724	2,715
First Union - Lehman Brothers - Bank of America,
Series 98-C2 A2
6.560%, 11/18/35	83,123	85,677
First Union National Bank Commercial Mortgage,
Series 00-C1 A2
7.841%, 5/17/32	425,000	467,659
Series 00-C2 A2
7.202%, 10/15/32	355,000	384,712
GE Capital Commercial Mortgage Corp., Series 05-C1 A3
4.578%, 6/10/48	90,000	87,230
GMAC Commercial Mortgage Securities, Inc.,
Series 99-C1 A2
6.175%, 5/15/33	60,000	62,078
Series 99-C3 A2
7.179%, 8/15/36	$90,488	$95,960
Series 00-C2 A2
7.455%, 8/16/33	90,000	97,725
Series 00-C3 A2
6.957%, 9/15/35	745,000	801,552
Greenwich Capital Commercial Funding Corp.,
Series 05-GG3 AAB
4.619%, 8/10/42 (f)	105,000	101,892
GS Mortgage Securities Corp. II,
Series 98-C1 A3
6.140%, 10/18/30	111,031	113,874
Series 05-GG4 A4
4.761%, 7/10/39	150,000	144,089
GSR Mortgage Loan Trust, Series
Series 04-9 4A1
4.067%, 8/25/34 (f)	176,957	171,911
Series 05-AR6 2A1
4.541%, 9/25/35 †(f)	196,027	192,451
Homebanc Mortgage Trust,
Series 05-4 A1
4.308%, 10/25/35 (f)	315,539	316,146
Impac CMB Trust,
Series 03-8 2A1
4.488%, 10/25/33 (f)	73,837	73,951
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 01-CIB2 A3
6.429%, 4/15/35	100,000	105,741
Series 01-CIBC A3
6.260%, 3/15/33	130,000	136,577
Series 01-C1 A3
5.857%, 10/12/35	360,000	371,825
Series 05-CB12 A4
4.895%, 9/12/37	325,000	315,138
Series 05-LDP2 AM
4.780%, 7/15/42 (f)	125,000	119,791
LB Commercial Conduit Mortgage Trust,
Series 98-C4 A1B
6.210%, 10/15/35	125,000	128,719
LB-UBS Commercial Mortgage Trust,
Series 01-C2 A2
6.653%, 11/15/27	325,000	346,996
MASTR Alternative Loans Trust,
Series 04-4 1A1
5.500%, 5/25/34	76,737	74,951
Merrill Lynch Mortgage Investors, Inc.,
Series 03-A1 3A
4.910%, 12/25/32 (f)	23,887	23,310
Nationslink Funding Corp.,
Series 99-1 A2
6.320%, 1/20/31	137,245	141,630
Salomon Brothers Mortgage Securities VII,
Series 00-C1 A2
7.520%, 12/18/09	75,000	81,110
Sequoia Mortgage Trust,
Series 10-2A1
4.380%, 10/20/27 (f)	227,392	227,698
Structured Adjustable Rate Mortgage Loan Trust,
Series 05-19XS 1A1
4.358%, 10/25/35 (f)	414,498	414,498
Structured Asset Securities Corp.,
Series 01-21A 1A1
6.250%, 1/25/32 (f)	18,606	18,880

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2005

	Principal Amount	Value (Note 1)
Wachovia Bank Commercial
Mortgage Trust,
Series 05-C18 A4
4.940%, 4/15/42	$90,000	$87,562
Series 05-C19 A2
4.520%, 5/15/44	375,000	364,744
Series 05-C21 A4
5.274%, 10/15/44 (f)	400,000	398,592
Washington Mutual, Inc.,
Series 00-3A
4.365%, 12/25/40 (f)	219,484	218,340
Series 02-AR2 A
4.120%, 2/27/34 (f)	48,593	47,786
Series 02-AR6 A
4.419%, 6/25/42 (f)	20,273	20,399
Series 02-AR10 A6
4.816%, 10/25/32 (f)	14,574	14,504
Series 03-R1 A1
4.308%, 12/25/27 (f)	1,184,663	1,183,519
Wells Fargo Mortgage Backed Securities Trust,
Series 04-K 1A2
4.478%, 7/25/34 (f)	195,386	190,672

		9,990,845

Total Asset-Backed and Mortgage-Backed Securities		16,590,971

Consumer Discretionary (1.9%)
Automobiles (1.2%)
DaimlerChrysler AG
7.450%, 3/1/27	15,000	15,808
DaimlerChrysler NA Holdings Corp.
4.430%, 5/24/06 (f)	50,000	50,125
4.026%, 3/7/07 (f)	500,000	499,116
4.314%, 9/10/07 (f)	150,000	150,364
6.500%, 11/15/13	170,000	176,227
Ford Motor Co.
7.450%, 7/16/31	31,000	22,785
Ford Motor Credit Co.
6.875%, 2/1/06	300,000	299,846
4.050%, 3/13/07 (f)	400,000	374,320

		1,588,591

Hotels, Restaurants & Leisure (0.1%)
Caesars Entertainment, Inc.
7.500%, 9/1/09	46,000	48,969

Household Durables (0.0%)
Pulte Homes, Inc.
5.200%, 2/15/15	50,000	46,312

Media (0.6%)
Comcast Cable Communications, Inc.
6.375%, 1/30/06	35,000	35,151
6.750%, 1/30/11	15,000	15,844
Comcast Corp.
7.050%, 3/15/33	255,000	272,631
Historic TW, Inc.
9.150%, 2/1/23	10,000	12,607
6.625%, 5/15/29	82,000	82,878
News America Holdings, Inc.
7.750%, 1/20/24	10,000	11,140
News America, Inc.
7.280%, 6/30/28	25,000	26,765
6.200%, 12/15/34	125,000	120,450
TCI Communications, Inc.
7.125%, 2/15/28	10,000	10,729
Time Warner Cos , Inc.
7.570%, 2/1/24	$20,000	$22,162
Time Warner, Inc.
6.750%, 4/15/11	5,000	5,282
6.875%, 5/1/12	100,000	107,036
7.700%, 5/1/32	80,000	91,111

		813,786

Multiline Retail (0.0%)
Federated Department Stores, Inc.
6.790%, 7/15/27	10,000	10,146
May Department Stores Co.
7.875%, 3/1/30	5,000	5,800
6.700%, 7/15/34	5,000	5,083
8.125%, 8/15/35	25,000	27,603

		48,632

Total Consumer Discretionary		2,546,290

Consumer Staples (0.2%)
Food & Staples Retailing (0.1%)
Delhaize America, Inc.
7.375%, 4/15/06	95,000	96,014

Food Products (0.1%)
H. J. Heinz Co.
6.189%, 12/1/08 §(b)(f)	100,000	100,114
6.189%, 12/1/08 §(f)	100,000	100,114

		200,228

Total Consumer Staples		296,242

Energy (0.3%)
Energy Equipment & Services (0.0%)
Halliburton Co.
7.600%, 8/15/96	25,000	29,170

Oil & Gas (0.3%)
Anadarko Finance Co.
7.500%, 5/1/31	40,000	48,083
Conoco, Inc.
8.350%, 8/1/06	20,000	20,425
ConocoPhillips
7.000%, 3/30/29	20,000	23,452
Devon Financing Corp.
7.875%, 9/30/31	60,000	73,682
El Paso Corp.
7.750%, 1/15/32	500	496
Pemex Project Funding Master Trust
8.000%, 11/15/11	50,000	55,900
Petro-Canada
5.950%, 5/15/35	45,000	43,929
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.440%, 9/15/09 §	65,560	63,155

		329,122

Total Energy		358,292

Financials (6.3%)
Capital Markets (0.3%)
Morgan Stanley
5.050%, 1/21/11	325,000	322,163
5.300%, 3/1/13	20,000	19,922

		342,085

Commercial Banks (1.9%)
Bank of America Corp.
6.250%, 4/1/08	15,000	15,446
4.500%, 8/1/10	235,000	229,903

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2005

	Principal Amount		Value (Note 1)
Bank of New York Co., Inc.
3.750%, 2/15/08		$75,000	$73,325
Barclays Bank plc
6.860%, 12/31/49 §(f)		10,000	10,684
Depfa ACS Bank
3.625%, 10/29/08		100,000	96,902
FleetBoston Financial Corp.
3.850%, 2/15/08		30,000	29,451
HBOS Treasury Services plc
3.600%, 8/15/07 §		20,000	19,593
3.500%, 11/30/07 §		40,000	38,976
HSBC Bank USA N.A.
3.870%, 6/7/07		125,000	123,385
4.630%, 4/1/14		60,000	57,281
HSBC Capital Funding LP
10.176%, 12/29/49 §(f)		150,000	224,696
HSBC Holdings plc
3.240%, 12/20/12	EUR	90,000	120,658
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
4.250%, 9/15/10		$275,000	268,876
Landwirtschaftliche Rentenbank
0.650%, 9/30/08	JPY	14,000,000	121,244
National Westminster Bankplc/United Kingdom
7.375%, 10/1/09		$25,000	27,153
Rabobank Capital Funding II
5.260%, 12/29/49 §(f)		110,000	108,932
Rabobank Capital Funding Trust III
5.254%, 12/29/49 §(f)		80,000	77,187
RBS Capital Trust I
4.709%, 12/29/49 (f)		75,000	70,482
SunTrust Banks, Inc
3.625%, 10/15/07		80,000	78,196
4.000%, 10/15/08		15,000	14,619
U S Bancorp
3.950%, 8/23/07		15,000	14,795
U S Bank NA
4.400%, 8/15/08		300,000	296,653
Wells Fargo & Co.
4.000%, 8/15/08		90,000	88,144
4.625%, 8/9/10		310,000	305,537

			2,512,118

Consumer Finance (0.7%)
General Motors Acceptance Corp.
6.750%, 1/15/06		15,000	15,015
6.125%, 9/15/06		50,000	49,854
5.050%, 1/16/07 (f)		200,000	197,217
4.670%, 3/20/07 (f)		550,000	540,868
Household Finance Corp.
4.750%, 5/15/09		50,000	49,451

			852,405

Diversified Financial Services (2.6%)
BAE Systems Holdings, Inc.
5.200%, 8/15/15 §		125,000	121,165
Bank One Corp.
2.625%, 6/30/08		25,000	23,611
CIT Group, Inc.
7.750%, 4/2/12		125,000	141,397
Citigroup, Inc.
5.750%, 5/10/06		90,000	90,555
3.500%, 2/1/08		45,000	43,743
3.625%, 2/9/09		40,000	38,478
6.200%, 3/15/09		25,000	25,967
4.125%, 2/22/10		675,000	652,379
6.000%, 10/31/33		$40,000	$40,545
6.875%, 2/15/98		25,000	27,664
Eksportfinans A/S
3.375%, 1/15/08		100,000	97,340
General Electric Capital Corp.
3.450%, 7/16/07		15,000	14,686
3.450%, 1/15/08 (f)		250,000	247,524
3.125%, 4/1/09		735,000	694,194
4.125%, 9/1/09		225,000	218,718
4.875%, 10/21/10		25,000	24,838
JPMorgan Chase & Co.
6.375%, 2/15/08		25,000	25,814
3.625%, 5/1/08		205,000	199,072
MassMutual Global Funding II
2.550%, 7/15/08 §		30,000	28,213
Nationwide Building Society
3.500%, 7/31/07 §		50,000	48,907
4.250%, 2/1/10 §		90,000	87,307
Pemex Finance Ltd.
9.030%, 2/15/11#		100,000	110,366
Principal Life Global Funding I
4.488%, 4/19/06 §(f)		220,000	220,355
Racers, Series 97-R-8-3
4.090%, 8/15/07 §(b)(f)		100,000	95,852
SLM Corp.
3.625%, 3/17/08		50,000	48,671
TIAA Global Markets, Inc.
3.875%, 1/22/08 §		25,000	24,482
UFJ Finance Aruba AEC
6.750%, 7/15/13		30,000	32,466

			3,424,309

Insurance (0.7%)
Allstate Financial Global Funding
6.150%, 2/1/06 §		25,000	25,102
ASIF Global Financing
3.900%, 10/22/08 §		45,000	43,653
Berkshire Hathaway Finance Corp.
3.400%, 7/2/07		20,000	19,535
3.375%, 10/15/08		25,000	24,010
4.125%, 1/15/10		230,000	223,283
Liberty Mutual Group
6.500%, 3/15/35 §		55,000	51,072
Marsh & McClennan Companies, Inc.
5.750%, 9/15/15		40,000	38,913
Metlife, Inc.
5.700%, 6/15/35		95,000	91,723
Metropolitan Life Global Funding I
3.930%, 5/22/06 §(f)		160,000	160,110
3.380%, 10/5/07 §		25,000	24,326
Platinum Underwriters Finance, Inc.
7.500%, 6/1/17 §		25,000	24,507
Protective Life Secured Trust
3.700%, 11/24/08		25,000	24,177
Prudential Financial, Inc.
4.100%, 11/15/06 (d)		122,000	120,760
Travelers Property Casualty Corp.
5.000%, 3/15/13		65,000	62,801
XL Capital Ltd.
6.375%, 11/15/24		10,000	9,907

			943,879

Real Estate (0.1%)
AvalonBay Communities, Inc. (REIT)
4.950%, 3/15/13		10,000	9,731
EOP Operating LP
7.500%, 4/19/29		30,000	33,742

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2005

	Principal Amount		Value (Note 1)
ERP Operating LP
6.625%, 3/15/12		$75,000	$80,230

			123,703

Total Financials			8,198,499

Government Securities (81.9%)
Agency CMO (3.4%)
Federal Home Loan Mortgage Corp.
5.000%, 6/15/13		48,627	48,650
5.000%, 12/15/17		60,000	58,984
5.000%, 2/15/18		390,000	380,101
6.500%, 3/15/29		8,282	8,326
6.500%, 4/15/29		197,847	203,400
4.320%, 12/15/29 (f)		53,322	53,547
5.500%, 1/15/31		99,101	99,931
5.500%, 4/15/35		99,994	100,604
5.500%, 5/15/35		489,685	492,382
6.500%, 7/25/43		105,446	107,917
Federal National Mortgage Association
5.500%, 8/25/09		114,096	113,216
5.000%, 3/25/18		30,000	29,342
4.500%, 9/25/18		50,000	47,491
5.500%, 5/25/27		565,001	568,829
6.000%, 8/25/28		96,294	97,381
5.310%, 8/25/33		100,000	97,423
5.500%, 12/25/33		78,581	78,604
5.500%, 1/25/34		94,081	94,152
6.500%, 7/25/34		53,494	55,110
5.500%, 2/25/35		80,000	80,394
4.288%, 7/25/35 (f)		241,145	238,612
5.500%, 8/25/35		107,980	108,252
Government National Mortgage Association
6.500%, 6/20/32		123,786	125,676
Small Business Administration Participation Certificates
5.130%, 9/1/23		88,691	88,923
4.340%, 3/1/24		634,030	607,020
4.625%, 2/1/25		488,386	473,939

			4,458,206

Foreign Governments (3.9%)
Brazilian Government International Bond
9.760%, 6/29/09 (f)		125,000	144,062
8.000%, 1/15/18		79,000	81,528
Export-Import Bank of China
5.250%, 7/29/14 §		300,000	297,098
Federative Republic of Brazil
5.188%, 4/15/06 (f)		38,000	37,954
11.500%, 3/12/08		266,000	298,566
5.188%, 4/15/09 (f)		26,923	26,519
5.250%, 4/15/09 (f)		93,889	92,715
5.250%, 4/15/12 (f)		78,001	76,098
12.250%, 3/6/30		113,000	150,572
11.000%, 8/17/40		270,000	322,528
Government of France
4.000%, 4/25/55	EUR	150,000	187,280
Hong Kong Government International Bond
5.130%, 8/1/14 §		$350,000	347,443
Israel Government AID Bond
5.500%, 4/26/24		50,000	52,651
5.500%, 9/18/33		40,000	42,395
Japan Financial Corp for Municipal Enterprises
4.625%, 4/21/15		$100,000	$97,647
Kingdom of Spain
3.100%, 9/20/06	JPY	11,000,000	97,003
4.200%, 1/31/37	EUR	50,000	64,169
Republic of Italy
3.800%, 3/27/08	JPY	38,000,000	353,013
Republic of Panama
8.250%, 4/22/08		$235,000	249,389
9 625%, 2/8/11		113,000	129,950
Republic of Peru
9.125%, 1/15/08		230,000	248,400
9.125%, 2/21/12		242,000	279,752
Republic of South Africa
5.250%, 5/16/13	EUR	40,000	51,853
Russian Federation
10.000%, 6/26/07 (n)		$120,000	129,252
5.000%, 3/31/30 §(d)		602,000	669,183
Swedish Export Credit AB
2.875%, 1/26/07		25,000	24,459
Ukraine Government International Bond
11.000%, 3/15/07 (n)		56,004	58,759
United Mexican States
8.625%, 3/12/08		45,000	48,623
4.830%, 1/13/09 (f)		30,000	30,480
10.375%, 2/17/09		100,000	115,845
8.375%, 1/14/11		13,000	14,788
6.375%, 1/16/13		25,000	26,188
8.125%, 12/30/19		10,000	11,960
8.000%, 9/24/22		55,000	65,395
8.300%, 8/15/31		37,000	45,325
6.750%, 9/27/34		130,000	135,525

			5,104,367

Municipal Bonds (1.7%)
California State Economic Recovery
7.170%, 7/1/11 §(f)		25,000	28,846
Cook County, Illinois, Series B
5.000%, 11/15/12		130,000	139,382
Energy NorthWest Washington Electricity Revenue
8.130%, 7/1/14 §(f)		60,000	72,137
Fairfax County, Virginia, Series A
5.250%, 4/1/13 (f)		80,000	87,808
Florida State Board of Education
5.000%, 6/1/33		10,000	10,324
Golden State Tobacco Securitization Corp /CA
6.750%, 6/1/39		110,000	124,844
7.900%, 6/1/42		50,000	61,109
Michigan State Building Authority
5.250%, 10/15/12		150,000	163,651
New Jersey State Transportation Trust Fund Authority
7.040%, 6/15/11 §(f)		75,000	83,167
New York City Municipal Water Finance Authority
5.000%, 6/15/29		30,000	30,780
7.390%, 6/15/34 §(f)		10,000	10,824
5.000%, 6/15/35		150,000	153,520
New York State Environmental Facilities Corp.
5.000%, 6/15/32		10,000	10,312

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2005

	Principal Amount	Value (Note 1)
Rhode Island Clean Water Finance Agency,
Series A
5.000%, 10/1/28	$100,000	$103,293
San Antonio Texas Water Revenue,
Series A
5.000%, 5/15/32	300,000	306,021
South Carolina State Public Service Authority,
Series A
5.000%, 1/1/13	160,000	172,659
South Carolina Transportation Infrastructure
5.000%, 10/1/33	10,000	10,289
Tobacco Settlement Authority of Iowa,
Series B
5.600%, 6/1/35	100,000	102,075
Tobacco Settlement Financing Corp./NJ
6.375%, 6/1/32	255,000	286,827
6.000%, 6/1/37	130,000	136,300
6.250%, 6/1/43	90,000	100,515

		2,194,683

U. S. Government Agencies (51.0%)
Federal Home Loan Bank
2.300%, 7/24/07	1,050,000	1,009,521
Federal Home Loan Mortgage Corp.
3.300%, 9/14/07	700,000	683,027
3.250%, 11/2/07	1,200,000	1,166,648
4.625%, 5/28/13	75,000	71,543
5.500%, 2/1/14	79,960	80,578
6.000%, 1/1/17	43,229	44,163
6.500%, 1/1/17	176,593	182,120
6.000%, 2/1/17	38,089	38,912
4.500%, 3/1/20	96,591	93,473
4.500%, 4/1/20	97,860	94,701
4.500%, 5/1/20	96,212	93,106
4.500%, 8/1/20	193,785	187,598
5.000%, 9/1/20	791,284	780,507
6.500%, 7/1/29	60,328	62,058
5.626%, 11/1/31 (f)	12,724	12,887
5.500%, 5/1/33	470,355	465,060
5.000%, 4/1/34	381,165	367,554
5.500%, 7/1/35	83,089	82,045
4.820%, 9/1/35	1,000,000	987,734
5.000%, 9/1/35	398,847	383,866
5.500%, 9/1/35	516,970	510,477
5.000%, 11/15/35 TBA	1,400,000	1,346,625
Federal National Mortgage Association
2.350%, 4/29/06	25,000	24,752
3.715%, 5/22/06 (f)	1,900,000	1,899,460
1.750%, 6/16/06	45,000	44,260
3.651%, 9/7/06 (f)	300,000	299,870
2.710%, 1/30/07	300,000	293,192
3.000%, 3/2/07	195,000	190,940
2.350%, 4/5/07	55,000	53,279
3.125%, 3/16/09	75,000	71,241
5.390%, 12/1/11	90,280	91,520
5.125%, 5/27/15	75,000	72,514
5.500%, 6/1/17	5,791	5,832
7.000%, 11/1/17	37,461	39,096
5.000%, 1/1/18	552,177	545,295
5.000%, 8/1/18	83,731	82,656
4.500%, 10/1/18	58,890	57,046
5.000%, 11/1/18	$207,039	$204,380
6.000%, 12/1/18	64,105	65,570
5.000%, 2/1/19	26,598	26,256
5.000%, 8/1/19	696,725	687,566
5.000%, 11/1/19	669,265	660,467
5.500%, 11/1/19	48,932	49,279
5.000%, 1/1/20	258,968	255,564
7.000%, 9/1/31	28,860	30,191
7.000%, 1/1/32	1,337	1,398
6.500%, 2/1/32	64,641	66,479
7.000%, 4/1/32	15,169	15,859
3.872%, 3/1/33 (f)	293,489	294,925
5.125%, 4/1/33 (f)	63,027	63,283
5.500%, 4/1/33	156,366	154,507
5.000%, 11/1/33	313,834	303,108
5.500%, 12/1/33	1,163,707	1,149,875
5.500%, 2/1/34	1,496,604	1,478,282
6.000%, 2/1/34	608,403	613,929
5.500%, 3/1/34	636,978	628,883
5.500%, 4/1/34	1,585,452	1,566,377
5.500%, 5/1/34	473,763	467,742
6.500%, 5/1/34	186,779	192,091
5.500%, 6/1/34	70,381	69,453
5.500%, 7/1/34	440,208	434,573
5.500%, 8/1/34	971,475	959,129
5.500%, 9/1/34	1,597,469	1,576,519
5.500%, 11/1/34	5,185,634	5,119,735
4.500%, 11/25/34	1,400,000	1,307,687
5.500%, 1/1/35	1,807,528	1,784,558
5.500%, 2/1/35	17,346,446	17,128,379
5.500%, 5/1/35	322,619	318,365
5.000%, 7/1/35	448,083	431,330
5.500%, 8/25/35	693,149	693,469
4.500%, 9/1/35	100,000	93,434
4.500%, 10/1/35	100,000	93,434
5.621%, 12/1/40 (f)	18,964	19,497
4.500%, 11/25/20 TBA	100,000	96,688
5.500%, 11/25/20 TBA	2,200,000	2,214,437
5.000%, 11/25/35 TBA	4,100,000	3,944,973
5.500%, 11/25/35 TBA	3,200,000	3,156,000
Government National Mortgage Association
4.125%, 1/20/16 (f)	25,738	25,692
3.750%, 9/20/21 (f)	42,039	42,605
4.125%, 11/20/22 (f)	11,259	11,368
4.375%, 4/20/27 (f)	24,905	25,022
3.750%, 7/20/27 (f)	28,665	29,133
5.500%, 12/15/28	8,918	8,931
6.000%, 2/15/29	150,770	153,517
7.500%, 5/15/30	33,944	35,954
7.500%, 7/15/30	32,274	34,185
7.000%, 9/15/31	20,522	21,579
7.500%, 9/15/31	12,364	13,093
5.500%, 1/15/32	198,745	198,649
6.000%, 2/15/32	40,264	40,998
7.000%, 5/15/32	35,147	36,953
6.000%, 9/15/32	308,952	314,441
5.500%, 1/15/33	202,305	202,138
5.500%, 2/15/33	69,259	69,202
6.000%, 2/15/33	42,135	42,903
5.500%, 7/15/33	78,476	78,411
5.500%, 12/15/33	359,055	358,759
5.500%, 1/15/34	1,198,740	1,197,597
6.000%, 1/15/34	101,012	102,861
5.500%, 2/15/34	446,819	446,393
5.500%, 11/15/35 TBA	1,500,000	1,497,657
Housing Urban Development
5.380%, 8/1/18	130,000	129,552

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2005

	Principal Amount		Value (Note 1)
Resolution Funding Corp.
(Zero Coupon), 7/15/18		$25,000	$13,293
(Zero Coupon), 10/15/18		25,000	13,124
Small Business Administration
4.524%, 2/10/13		141,820	138,285
4.504%, 2/1/14		312,727	305,363

			66,520,485

U.S. Treasuries (21.9%)
U S Treasury Bonds
8.750%, 5/15/17		725,000	984,528
7.125%, 2/15/23		820,000	1,038,870
6.250%, 8/15/23		1,080,000	1,260,436
6.000%, 2/15/26		580,000	666,773
6.750%, 8/15/26		165,000	206,095
Inflation Indexed
2.375%, 1/15/25		208,352	216,808
U.S. Treasury Notes
3.000%, 12/31/06		5,550,000	5,462,415
3.625%, 6/30/07		815,000	804,908
3.875%, 7/31/07		370,000	366,864
4.000%, 9/30/07		1,650,000	1,638,270
4.125%, 8/15/08		585,000	580,658
4.125%, 8/15/10		800,000	787,875
3.875%, 9/15/10		60,000	58,430
5.000%, 2/15/11		1,050,000	1,076,004
4.875%, 2/15/12		2,650,000	2,702,690
4.250%, 8/15/13		8,500,000	8,335,644
4.125%, 5/15/15		800,000	772,000
4.250%, 8/15/15		900,000	878,203
Inflation Indexed
3.625%, 1/15/08		364,647	381,540
2.000%, 7/15/14		364,616	365,570

			28,584,581

Total Government Securities			106,862,322

Health Care (0.1%)
Health Care Providers & Services (0.1%)
WellPoint, Inc.
5.950%, 12/15/34		65,000	65,808

Pharmaceuticals (0.0%)
Merck & Co., Inc.
6.400%, 3/1/28		25,000	26,282

Total Health Care			92,090

Industrials (0.5%)
Aerospace & Defense (0.2%)
Lockheed Martin Corp.
8.500%, 12/1/29		90,000	121,168
Northrop Grumman Corp.
4.079%, 11/16/06		80,000	79,360
7.125%, 2/15/11		20,000	21,838
7.750%, 2/15/31		50,000	62,866

			285,232

Airlines (0.3%)
Continental Airlines, Inc.
7.056%, 3/15/11		340,000	340,714
United Air Lines, Inc.
7.730%, 7/1/10 (e)		25	24
7.186%, 4/1/11 (e)		2,771	2,730
6.602%, 9/1/13 (e)		2,711	2,646

			346,114

Road & Rail (0.0%)
Burlington Northern Santa Fe Corp.
6.380%, 12/15/05		10,000	10,022
Union Pacific Corp.
7.130%, 2/1/28		$15,000	$17,248

			27,270

Total Industrials			658,616

Materials (0.4%)
Containers & Packaging (0.1%)
Packaging Corp. of America
4.380%, 8/1/08		129,000	124,927

Metals & Mining (0.0%)
Teck Cominco Ltd.
6.125%, 10/1/35		50,000	46,932

Paper & Forest Products (0.3%)
Georgia-Pacific Corp.
7.500%, 5/15/06		10,000	10,100
GP Canada Financial Co.
7.200%, 12/15/06 §		300,000	303,000

			313,100

Total Materials			484,959

Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.0%)
AT&T Corp.
9.750%, 11/15/31		22,000	26,785
Deutsche Telekom International Finance BV
8.125%, 5/29/12	EUR	81,000	121,890
8.250%, 6/15/30		$70,000	86,799
France Telecom S.A.
7.000%, 3/14/08 (n)	EUR	120,000	156,082
MCI, Inc.
7.688%, 5/1/09		$150,000	155,437
New England Telephone & Telegraph
7.880%, 11/15/29		5,000	5,502
Qwest Corp.
7.630%, 6/15/15 §		110,000	112,750
SBC Communications, Inc.
4.125%, 9/15/09		174,000	167,533
4.389%, 6/5/21 §		50,000	49,889
6.450%, 6/15/34		10,000	10,137
6.150%, 9/15/34		5,000	4,884
Sprint Capital Corp.
8.750%, 3/15/32		105,000	135,811
Telecom Italia Capital SA
6.000%, 9/30/34		100,000	94,943
Verizon Global Funding Corp.
7.750%, 12/1/30		110,000	127,573
Verizon New Jersey, Inc.
7.850%, 11/15/29		10,000	11,164

			1,267,179

Wireless Telecommunication Services (0.2%)
Cingular Wireless LLC
6.500%, 12/15/11		60,000	63,912
Nextel Communications, Inc.
7.375%, 8/1/15		50,000	52,923
Vodafone Group plc
7.750%, 2/15/10		125,000	137,502
5.000%, 9/15/15		50,000	48,560

			302,897

Total Telecommunication Services			1,570,076

Utilities (1.3%)
Electric Utilities (1.0%)
AEP Texas Central Co.
6.650%, 2/15/33		230,000	246,204
Appalachian Power Co.
3.600%, 5/15/08		65,000	62,845

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2005

	Principal Amount		Value (Note 1)
Dayton Power & Light Co.
5.130%, 10/1/13 (d)		$50,000	$49,188
FirstEnergy Corp.
7.375%, 11/15/31		30,000	34,163
Florida Power & Light
4.950%, 6/1/35		75,000	67,246
Nevada Power Co.
5.875%, 1/15/15		100,000	98,086
Niagara Mohawk Power Corp.
7.750%, 5/15/06		100,000	101,680
7.750%, 10/1/08		200,000	215,226
Pepco Holdings, Inc.
6.450%, 8/15/12		90,000	94,212
Progress Energy, Inc.
7.100%, 3/1/11		65,000	69,558
7.750%, 3/1/31		25,000	28,664
Public Service Electric & Gas
5.250%, 7/1/35		25,000	23,145
Scottish Power, plc
4.910%, 3/15/10		25,000	24,741
5.380%, 3/15/15		80,000	78,645
Virginia Electric & Power Co.
5.750%, 3/31/06		25,000	25,104

			1,218,707

Gas Utilities (0.0%)
Columbia Energy Group
6.800%, 11/28/05		50,000	50,089

Multi-Utilities & Unregulated Power (0.3%)
Consolidated Natural Gas Co.
5.000%, 3/1/14		25,000	24,238
Dominion Resources, Inc.
4.300%, 9/28/07 (f)		200,000	200,011
5.125%, 12/15/09		25,000	24,933
5.950%, 6/15/35		25,000	23,814
GPU, Inc.
7.700%, 12/1/05		50,000	50,130
PSEG Energy Holdings, Inc.
8.500%, 6/15/11		50,000	53,312
Texas Eastern Transmission LP
5.250%, 7/15/07		40,000	40,175

			416,613

Total Utilities			1,685,409

Total Long-Term Debt Securities (106.8%) (Cost $141,095,792)			139,343,766

	Number of Shares
PREFERRED STOCKS:
Government Security (0.0%)
Non-Agency (0.0%)
Fannie Mae
7.00%, 12/31/49		500	27,375

Total Preferred Stocks (0.0%) (Cost $25,000)			27,375

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (2 1%)
Barclays U S Funding Corp.
4.21%, 2/27/06 (i)		$1,700,000	1,676,659
General Electric Capital Corp.
4.12%, 1/25/06 (i)		600,000	594,150
Nordea N.A.
4.13%, 1/20/06 (i)		400,000	396,320

Total Commercial Paper			2,667,129

Government Securities (3.0%)
Dutch Treasury Certificates
(Zero Coupon), 11/30/05	EUR	600,000	$717,511
(Zero Coupon), 1/31/06		410,000	488,475
(Zero Coupon), 12/15/05		200,000	238,968
French Discount T-Bill
2.00%, 11/17/05 (h)		700,000	837,633
2.08%, 1/5/06 (h)		200,000	238,642
U S Treasury Bills
3.62%, 12/15/05 #(a)(h)		$1,355,000	1,348,895

Total Government Securities			3,870,124

Time Deposit (0.7%)
JPMorgan Chase Nassau
3.40%, 11/1/05		904,511	904,511

Total Short-Term Debt Securities (5.8%) (Amortized Cost $7,496,243)			7,441,764

	Number of Contracts
OPTION PURCHASED:
Put Option (0.0%)
EURODollar Future
December-05 @ $93.75* (Cost $200)		20	125

Total Investments Before Written Options and Securities Sold Short (112.6%) (Cost/Amortized Cost $148,617,235)			146,813,030

OPTIONS WRITTEN
Call Options (-0.0%)
U S 10 Year Treasury Note Future
February-06 @ $111.00*(c)		(6)	(1,875)

Put Options (-0.0%)
EURODollar Future
December-05 @ $95.75*		(20)	(11,750)
U S 10 Year Treasury Note Future
February-06 @ $107.00*		(6)	(4,594)

			(16,344)

Total Option Written (-0.0%) (Premiums Received $15,444)			(18,219)

Total Investments Before Securities Sold Short (112.6%) (Cost/Amortized Cost $148,601,791)			146,794,811

	Principal Amount
SECURITIES SOLD SHORT:
U S Government Agencies (-4.7%)
Government National Mortgage Association
5 500%, 11/15/35 TBA		$(1,300,000)	(1,297,969)
6 000%, 11/15/35 TBA		(300,000)	(305,344)
Federal National Mortgage Association
5 500%, 11/25/35 TBA		(4,100,000)	(4,043,625)
6 000%, 11/25/35 TBA		(300,000)	(302,531)
6 500%, 11/25/35 TBA		(200,000)	(205,250)

Total Securities Sold Short (-4.7%) (Proceeds $6,204,801)			(6,154,719)

Total Investments (107.9%) (Cost/Amortized Cost $142,396,990)			140,640,092
Other Assets Less Liabilities (-7.9%)			(10,215,860)

Net Assets (100%)			$130,424,232

*	Non-income producing.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2005

†	Securities (totaling $434,660 or 0.33% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At October 31, 2005, the market value of these securities amounted to $4,484,503 or 3.44% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(b)	Illiquid security.

(c)	Covered call option contracts written in connection with securities held.

(d)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2005 Maturity date disclosed is the ultimate maturity date.

(e)	Security in default, non-income producing.

(f)	Floating rate security Rate disclosed is as of October 31, 2005.

(h)	Discount Note Security. Effective rate calculated as of October 31, 2005.

(i)	Yield to maturity.

(n)	Regulation S Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

JPY — Japanese Yen

REIT — Real Estate Investment Trust

TBA — Security is subject to delayed delivery

At October 31, 2005 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 10/31/05	Unrealized Appreciation/ (Depreciation)
Purchases
EURODollar	12	March-06	$2,865,450	$2,857,950	$(7,500)
EURODollar	8	June-06	1,904,000	1,903,500	(500)
EURODollar	8	September-06	1,913,150	1,903,100	(10,050)
U.S. 2 Year Treasury Notes	21	December-05	4,335,771	4,309,266	(26,505)
U.S. Treasury Bond	47	December-05	5,480,306	5,262,531	(217,775)

					$(262,330)

Sales
U.S. 5 Year Treasury Notes	50	December-05	5,383,537	5,294,531	$89,006
U.S. 10 Year Treasury Notes	21	December-05	2,288,380	2,277,515	10,865

					$99,871

					$(162,459)

At October 31, 2005 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union, expiring 11/8/05	228	$273,999	$273,174	$(825)
Japanese Yen, expiring 12/1/05	40,361	354,998	347,866	(7,132)

				$(7,957)

Foreign Currency Sell Contracts
European Union, expiring 11/8/05	2,751	$3,313,030	$3,296,056	$16,974
European Union, expiring 11/8/05	173	208,405	207,277	1,128
European Union, expiring 11/8/05	8	9,543	9,585	(42)
European Union, expiring 11/8/05	10	11,971	11,980	(9)

				$18,051

				$10,094

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2005

Options written for the year ended October 31, 2005, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—November 1, 2004	20	$14,744
Options Written	700,160	51,078
Options Terminated in Closing Purchase Transactions	(18)	(5,974)
Options Expired	(700,130)	(44,404)

Options Outstanding—October 31, 2005	32	$15,444

Investment security transactions for the year ended October 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$165,525,039
U.S. Government securities	391,148,055

$556,673,094

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$155,043,101
U.S. Government securities	390,070,555

$545,113,656

As of October 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$624,178
Aggregate gross unrealized depreciation	(2,667,089)

Net unrealized depreciation	$(2,042,911)

Federal income tax cost of investments	$148,855,941

The Fund has a net capital loss carryforward of $162,423 which expires in the year 2013.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2005

ASSETS
Investments at value:
Affiliated issuers (Cost $2,575,813)	$2,550,836
Unaffiliated issuers (Amortized cost $63,665)	63,665
Receivable for Fund shares sold	50,261
Dividends, interest and other receivables	5,502
Other assets	2,713

Total assets	2,672,977

LIABILITIES
Overdraft payable	10,668
Investment management fees payable	418
Payable for recoupment fees	32,220
Administrative fees payable	1,485
Distribution fees payable	1,362
Payable for securities purchased	1,000
Trustees’ fees payable	224
Payable for Fund shares redeemed	16
Accrued expenses	23,258

Total liabilities	70,651

NET ASSETS	$2,602,326

Net assets were comprised of:
Paid in capital	$2,606,274
Accumulated undistributed net investment income	17,711
Accumulated undistributed net realized gain	3,318
Unrealized depreciation on investments	(24,977)

Net assets	$2,602,326

Class A
Net asset value and redemption price per share, $1,649,516 / 163,743 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.07
Maximum sales charge (4.75% of offering price)	0.50

Maximum offering price to public	$10.57

Class B
Net asset value and offering price per share, $449,435 / 44,743 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.04

Class C
Net asset value and offering price per share, $493,248 / 49,144 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.04

Class Y
Net asset value, offering and redemption price per share, $10,127 / 1,003 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.10

STATEMENT OF OPERATIONS
For the Period Ended October 31, 2005*

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$24,402
Interest	1,051

Total income	25,453

EXPENSES
Administrative fees	29,594
Transfer agent fees	22,006
Professional fees	21,069
Registration and filing fees	10,962
Custodian fees	7,000
Investment management fees	1,603
Trustees’ fees	340
Printing and mailing expenses	325
Distribution fees - Class A	2,087
Distribution fees - Class B	1,653
Distribution fees - Class C	1,641
Miscellaneous	3,174

Gross expenses	101,454
Less: Waiver of investment management fees	(1,603)
Reimbursement from investment manager	(92,038)

Net expenses	7,813

NET INVESTMENT INCOME	17,640

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	3,318
Net change in unrealized depreciation on securities	(24,977)

NET REALIZED AND UNREALIZED LOSS	(21,659)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,019)

*	The Fund commenced operations on January 10, 2005.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

January 10, 2005* to October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$17,640
Net realized gain on investments	3,318
Net change in unrealized depreciation on investments	(24,977)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(4,019)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [165,387 shares]	1,669,827
Capital shares redeemed [(2,644) shares]	(26,610)

Total Class A Transactions	1,643,217

Class B
Capital shares sold [53,121 shares]	533,425
Capital shares redeemed [(9,378) shares]	(94,793)

Total Class B Transactions	438,632

Class C
Capital shares sold [48,169 shares]	484,723
Capital shares redeemed [(25) shares]	(251)

Total Class C Transactions	484,472

Class Y
Capital shares sold [3 shares]	25
Capital shares redeemed [0 shares]	(1)

Total Class Y Transactions	24

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,566,345

TOTAL INCREASE IN NET ASSETS	2,562,326
NET ASSETS:
Beginning of year	40,000

End of year (a)	$2,602,326

(a) Includes accumulated undistributed net investment income of	$17,711

* The Fund commenced operations on January 10, 2005.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005

ASSETS
Investments at value:
Affiliated issuers (Cost $8,804,832)	$8,783,624
Unaffiliated issuers (Amortized cost $62,987)	62,987
Cash	10,403
Receivable for Fund shares sold	132,066
Dividends, interest and other receivables	10,742
Other assets	2,715

Total assets	9,002,537

LIABILITIES
Payable for securities purchased	48,367
Payable for Fund shares redeemed	29,600
Investment management fees payable	1,447
Payable for recoupment fees	21,247
Distribution fees payable	5,250
Administrative fees payable	4,255
Trustees’ fees payable	566
Accrued expenses	23,753

Total liabilities	134,485

NET ASSETS	$8,868,052

Net assets were comprised of:
Paid in capital	$8,807,955
Accumulated undistributed net investment income	26,660
Accumulated undistributed net realized gain	54,645
Unrealized depreciation on investments	(21,208)

Net assets	$8,868,052

Class A
Net asset value and redemption price per share, $4,412,701 / 433,863 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.17
Maximum sales charge (4.75% of offering price)	0.51

Maximum offering price to public	$10.68

Class B
Net asset value and offering price per share, $3,308,952 / 326,606 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.13

Class C
Net asset value and offering price per share, $1,136,164 / 112,085 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.14

Class Y
Net asset value, offering and redemption price per share, $10,235 / 1,002 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.21

STATEMENT OF OPERATIONS
For the Period Ended October 31, 2005*

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$57,178
Interest	1,388

Total income	58,566

EXPENSES
Administrative fees	34,955
Transfer agent fees	28,015
Professional fees	22,468
Custodian fees	10,000
Registration and filing fees	9,962
Investment management fees	6,085
Printing and mailing expenses	1,241
Trustees’ fees	1,152
Distribution fees - Class A	6,167
Distribution fees - Class B	12,846
Distribution fees - Class C	3,795
Miscellaneous	3,521

Gross expenses	140,207
Less: Waiver of investment management fees	(6,085)
Reimbursement from investment manager	(102,094)

Net expenses	32,028

NET INVESTMENT INCOME	26,538

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	54,645
Net change in unrealized depreciation on securities	(21,208)

NET REALIZED AND UNREALIZED GAIN	33,437

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$59,975

*	The Fund commenced operations on January 10, 2005.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

January 10, 2005* to October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$26,538
Net change in realized gains on investments	54,645
Net changes in unrealized depreciation on investments	(21,208)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	59,975

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 441,856 shares ]	4,476,672
Capital shares redeemed [ (8,993) shares ]	(92,198)

Total Class A Transactions	4,384,474

Class B
Capital shares sold [ 356,433 shares ]	3,575,709
Capital shares redeemed [ (30,827) shares ]	(314,518)

Total Class B Transactions	3,261,191

Class C
Capital shares sold [ 111,180 shares ]	1,123,347
Capital shares redeemed [ (95) shares ]	(960)

Total Class C Transactions	1,122,387

Class Y
Capital shares sold [ 2 shares ]	25

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,768,077

TOTAL INCREASE IN NET ASSETS	8,828,052
NET ASSETS:
Beginning of period	40,000

End of period (a)	$8,868,052

(a) Includes accumulated undistributed net investment income of	$26,660

* The Fund commenced operations on January 10, 2005.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005

ASSETS
Investments in affiliates at value (Cost $109,118,885)	$111,128,097
Receivable for Fund shares sold	809,830
Receivable from investment manager	169,910
Dividends, interest and other receivables	61,197
Receivable for securities sold	13,107
Other assets	5,155

Total assets	112,187,296

LIABILITIES
Overdraft payable	136,210
Payable for Fund shares redeemed	735,688
Distribution fees payable	65,360
Administrative fees payable	17,277
Trustees’ fees payable	2,505
Accrued expenses	115,974

Total liabilities	1,073,014

NET ASSETS	$111,114,282

Net assets were comprised of:
Paid in capital	$131,845,835
Accumulated undistributed net investment income	498,797
Accumulated net realized loss	(23,239,562)
Unrealized appreciation on investments	2,009,212

Net assets	$111,114,282

Class A
Net asset value and redemption price per share, $61,429,315 / 8,484,410 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.24
Maximum sales charge (4.75% of offering price)	0.36

Maximum offering price to public	$7.60

Class B
Net asset value and offering price per share, $42,237,641 / 5,991,705 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.05

Class C
Net asset value and offering price per share, $7,140,507 / 1,016,508 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.02

Class Y
Net asset value, offering and redemption price per share, $306,819 / 41,949 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.31

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2005

INVESTMENT INCOME
Dividends (net of $1,752 foreign withholding tax; $480,219 received from affiliates)	$1,447,301
Interest (net of $97 foreign withholding tax)	925,709

Total income	2,373,010

EXPENSES
Investment management fees	622,918
Transfer agent fees	498,343
Administrative fees	109,868
Registration and filing fees	91,585
Professional fees	63,114
Printing and mailing expenses	59,113
Custodian fees	51,942
Trustees' fees	12,408
Distribution fees - Class A	274,397
Distribution fees - Class B	484,124
Distribution fees - Class C	68,478
Miscellaneous	35,130

Gross expenses	2,371,420
Less: Waiver of investment management fees.	(622,918)
Reimbursement from investment manager.	(74,828)
Fees paid indirectly	(94,766)

Net expenses	1,578,908

NET INVESTMENT INCOME	794,102

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	12,047,989
Futures	313,713
Foreign currency transactions	(5,134)

Net realized gain	12,356,568

Change in unrealized appreciation (depreciation) on:
Securities	(3,628,893)
Futures	22,030

Net change in unrealized depreciation	(3,606,863)

NET REALIZED AND UNREALIZED GAIN	8,749,705

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,543,807

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2005	Ten Months Ended October 31, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$794,102	$320,976	$440,972
Net realized gain on investments and foreign currency transactions	12,356,568	7,785,783	315,951
Net change in unrealized (depreciation) on investments and foreign currency translations	(3,606,863)	(6,291,478)	21,822,590

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	9,543,807	1,815,281	22,579,513

DIVIDENDS:
Dividends from net investment income
Class A	(500,632)	—	(489,743)
Class B	(143,249)	—	(221,365)
Class C	(18,354)	—	(28,213)
Class Y	(4,511)	—	(4,652)

TOTAL DIVIDENDS	(666,746)	—	(743,973)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [10,381,882, 2,142,195 and 1,457,641 shares, respectively]	73,552,486	14,276,434	8,974,311
Capital shares exchanged due to merger [0, 0 and 715,255 shares, respectively]	—	—	3,869,530
Capital shares issued in reinvestment of dividends [67,141, 0 and 71,401 shares, respectively]	476,033	—	466,915
Capital shares redeemed [(11,098,260), (1,752,487) and (2,072,674) shares, respectively]	(78,557,353)	(11,668,318)	(12,266,554)

Total Class A transactions	(4,528,834)	2,608,116	1,044,202

Class B
Capital shares sold [7,306,986, 691,443 and 1,078,927 shares, respectively ]	50,508,408	4,504,088	6,279,445
Capital shares exchanged due to merger [0, 0 and 769,770 shares, respectively]	—	—	4,064,388
Capital shares issued in reinvestment of dividends [19,867, 0 and 33,254 shares, respectively]	137,701	—	212,273
Capital shares redeemed [(9,464,370), (2,755,735) and (2,970,747) shares, respectively]	(65,406,621)	(17,901,854)	(17,261,995)

Total Class B transactions	(14,760,512)	(13,397,766)	(6,705,889)

Class C
Capital shares sold [1,171,027, 260,265 and 268,132 shares, respectively]	8,074,994	1,686,944	1,563,335
Capital shares exchanged due to merger [0, 0 and 283,161 shares, respectively]	—	—	1,492,258
Capital shares issued in reinvestment of dividends [2,537, 0 and 4,222 shares, respectively]	17,531	—	26,897
Capital shares redeemed [(1,189,263), (183,130) and (250,402) shares, respectively]	(8,192,917)	(1,179,779)	(1,450,794)

Total Class C transactions	(100,392)	507,165	1,631,696

Class Y
Capital shares sold [44,937, 2,151 and 3,418 shares, respectively]	320,827	14,453	19,962
Capital shares exchanged due to merger [0, 0 and 30,735 shares, respectively]	—	—	167,917
Capital shares issued in reinvestment of dividends [541, 0 and 580 shares, respectively]	3,859	—	3,817
Capital shares redeemed [(59,566), (2,267) and (9,471) shares, respectively]	(425,116)	(15,314)	(55,310)

Total Class Y transactions	(100,430)	(861)	136,386

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(19,490,168)	(10,283,346)	(3,893,605)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,613,107)	(8,468,065)	17,941,935
NET ASSETS:
Beginning of period	121,727,389	130,195,454	112,253,519

End of period (a)	$111,114,282	$121,727,389	$130,195,454

(a) Includes accumulated undistributed net investment income of	$498,797	$320,976	$—

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005

ASSETS
Investments at value:
Affiliated issuers (Cost $5,075,679)	$5,149,250
Unaffiliated issuers (Amortized cost $56,567)	56,567
Receivable for Fund shares sold	30,662
Dividends, interest and other receivables	609
Other assets	2,714

Total assets	5,239,802

LIABILITIES
Overdraft payable	17,776
Investment management fees payable	819
Payable for recoupment fees	19,921
Payable for securities purchased	5,690
Administrative fees payable	3,786
Distribution fees payable	2,890
Payable for Fund shares redeemed	1,339
Trustees’ fees payable	439
Accrued expenses	23,934

Total liabilities	76,594

NET ASSETS	$5,163,208

Net assets were comprised of:
Paid in capital	$5,057,552
Accumulated net investment loss	(69)
Accumulated undistributed net realized gain	32,154
Unrealized appreciation on investments	73,571

Net assets	$5,163,208

Class A
Net asset value and redemption price per share, $2,746,426 / 262,503 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.46
Maximum sales charge (4.75% of offering price)	0.52

Maximum offering price to public	$10.98

Class B
Net asset value and offering price per share, $1,216,422/116,784 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.42

Class C
Net asset value and offering price per share, $1,188,146/114,156 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.41

Class Y
Net asset value, offering and redemption price per share, $12,214 / 1,164 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.49

STATEMENT OF OPERATIONS

For the Period Ended October 31, 2005*

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$4,634
Interest	1,321

Total income	5,955

EXPENSES
Administrative fees	32,928
Transfer agent fees	30,012
Professional fees	21,463
Registration and filing fees	10,962
Custodian fees	9,000
Investment management fees	3,382
Trustees’ fees	740
Printing and mailing expenses	735
Distribution fees - Class A	3,965
Distribution fees - Class B	3,882
Distribution fees - Class C	4,129
Miscellaneous	3,282

Gross expenses	124,480
Less: Waiver of investment management fees	(3,382)
Reimbursement from investment manager	(103,993)

Net expenses	17,105

NET INVESTMENT LOSS	(11,150)

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	43,143
Net change in unrealized appreciation on securities	73,571

NET REALIZED AND UNREALIZED GAIN	116,714

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$105,564

*	The Fund commenced operations on January 10, 2005.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

January 10, 2005* to October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(11,150)
Net change in realized gains on investments	43,143
Net change in unrealized appreciation on investments	73,571

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	105,564

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [269,770 shares]	2,772,127
Capital shares redeemed [(8,267) shares]	(88,299)

Total Class A Transactions	2,683,828

Class B
Capital shares sold [116,773 shares]	1,196,775
Capital shares redeemed [(989) shares]	(10,662)

Total Class B Transactions	1,186,113

Class C
Capital shares sold [114,058 shares]	1,155,514
Capital shares redeemed [(902) shares]	(9,543)

Total Class C Transactions	1,145,971

Class Y
Capital shares sold [164 shares]	1,735
Capital shares redeemed [0 shares]	(3)

Total Class Y Transactions	1,732

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,017,644

TOTAL INCREASE IN NET ASSETS	5,123,208
NET ASSETS:
Beginning of period	40,000

End of period (a)	$5,163,208

(a) Includes accumulated net investment loss of	$(69)

*	The Fund commenced operations on January 10, 2005.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005

ASSETS
Investments at value (Cost $8,285,800)	$10,798,688
Receivable for securities sold	26,889
Receivable from investment manager	22,966
Dividends, interest and other receivables	2,927
Receivable for Fund shares sold	1,469
Other assets	10,959

Total assets	10,863,898

LIABILITIES
Overdraft payable	1
Payable for securities purchased	38,982
Administrative fees payable	13,657
Distribution fees payable	1,288
Trustees’ fees payable	467
Payable for Fund shares redeemed	200
Accrued expenses	47,214

Total liabilities	101,809

NET ASSETS	$10,762,089

Net assets were comprised of:
Paid in capital	$10,180,747
Accumulated net investment loss	(21,508)
Accumulated net realized loss	(1,910,038)
Unrealized appreciation on investments	2,512,888

Net assets	$10,762,089

Class A*
Net asset value and redemption price per share, $371,648 / 38,083 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.76
Maximum sales charge (4.75% of offering price)	0.49

Maximum offering price to public	$10.25

Class B
Net asset value and offering price per share, $159,300 / 16,662 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.56

Class C
Net asset value and offering price per share, $266,289 / 27,883 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.55

Class P
Net asset value and redemption price per share, $3,774,127 / 385,948 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.78
Maximum sales charge (5.50% of offering price)	0.57

Maximum offering price to public	$10.35

Class Y
Net asset value, offering and redemption price per share, $6,190,725 / 630,256 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.82

STATEMENT OF OPERATIONS For the Year Ended October 31, 2005

INVESTMENT INCOME
Dividends (net of $164 foreign withholding tax)	$81,177
Interest	2,147

Total income	83,324

EXPENSES
Administrative fees	156,488
Investment management fees	107,111
Professional fees	59,347
Transfer agent fees	54,626
Registration and filing fees	53,450
Custodian fees	25,309
Printing and mailing expenses	17,371
Trustees’ fees	5,574
Distribution fees - Class A	1,030
Distribution fees - Class B	1,455
Distribution fees - Class C	2,605
Distribution fees - Class P	10,495
Miscellaneous	8,180

Gross expenses	503,041
Less: Waiver of investment management fees	(107,111)
Reimbursement from investment manager	(251,756)
Fees paid indirectly	(2,301)

Net expenses	141,873

NET INVESTMENT LOSS	(58,549)

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	175,976
Net change in unrealized appreciation on securities	1,054,544

NET REALIZED AND UNREALIZED GAIN	1,230,520

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,171,971

*	Class A commenced operations December 13, 2004

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2005	Year Ended October 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(58,549)	$(93,262)
Net realized gain (loss) on investments	175,976	(397,579)
Net change in unrealized appreciation on investments	1,054,544	646,177

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,171,971	155,336

DIVIDENDS:
Dividends from net investment income
Class Y	(5,977)	(5,950)

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [40,553 and 0 shares, respectively]	372,821	—
Capital shares redeemed [(2,470) and 0 shares, respectively]	(23,550)	—

Total Class A transactions	349,271	—

Class B
Capital shares sold [12,539 and 47,280 shares, respectively]	114,405	416,304
Capital shares redeemed [(290,727) and (43,988) shares, respectively]	(2,589,013)	(381,871)

Total Class B transactions	(2,474,608)	34,433

Class C
Capital shares sold [1,140 and 2,591 shares, respectively]	10,879	23,048
Capital shares redeemed [(4,012) and (9,736) shares, respectively]	(35,806)	(85,104)

Total Class C transactions	(24,927)	(62,056)

Class P
Capital shares sold [292,629 and 49,820 shares, respectively]	2,647,891	440,908
Capital shares redeemed [(151,424) and (59,712) shares, respectively]	(1,388,763)	(530,002)

Total Class P transactions	1,259,128	(89,094)

Class Y
Capital shares sold [2,088 and 2,957 shares, respectively]	20,806	25,778
Capital shares issued in reinvestment of dividends [51 and 97 shares, respectively]	475	842
Capital shares redeemed [(18,153) and (53,603) shares, respectively]	(171,253)	(471,138)

Total Class Y transactions	(149,972)	(444,518)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,041,108)	(561,235)

TOTAL INCREASE IN NET ASSETS	124,886	(411,849)
NET ASSETS:
Beginning of year	10,637,203	11,049,052

End of year (a)	$10,762,089	$10,637,203

(a) Includes accumulated net investment loss of	$(21,508)	$(33,331)
* Class A commenced operations on December 13, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005

ASSETS
Investments at value (Cost $11,200,980)	$12,505,492
Cash	1,999
Receivable for securities sold	92,273
Receivable from investment manager	27,224
Dividends, interest and other receivables	6,861
Receivable for Fund shares sold	280
Other assets	11,013

Total assets	12,645,142

LIABILITIES
Payable for securities purchased	105,028
Administrative fees payable	13,956
Distribution fees payable	1,516
Trustees’ fees payable	638
Accrued expenses	51,278

Total liabilities	172,416

NET ASSETS	$12,472,726

Net assets were comprised of:
Paid in capital	$10,784,006
Accumulated overdistributed net investment income	(1,849)
Accumulated undistributed net realized gain	386,057
Unrealized appreciation on investments	1,304,512

Net assets	$12,472,726

Class A*
Net asset value and redemption price per share, $400,659 / 36,614 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.94
Maximum sales charge (4.75% of offering price)	0.54

Maximum offering price to public	$11.48

Class B
Net asset value and offering price per share, $229,197 / 21,382 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.72

Class C
Net asset value and offering price per share, $363,176 / 33,871 shares outstanding (unlimited amount authorized: $0.001 par value	$10.72

Class P
Net asset value and redemption price per share, $4,165,030 / 380,942 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.93
Maximum sales charge (5.50% of offering price)	0.63

Maximum offering price to public	$11.56

Class Y
Net asset value, offering and redemption price per share, $7,314,664 / 666,776 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.97

STATEMENT OF OPERATIONS For the Year Ended October 31, 2005

INVESTMENT INCOME
Dividends (net of $567 foreign withholding tax)	$236,702
Interest	5,900

Total income	242,602

EXPENSES
Administrative fees	159,401
Investment management fees	126,165
Professional fees	62,234
Registration and filing fees	53,420
Transfer agent fees	52,659
Custodian fees	30,521
Printing and mailing expenses	20,271
Trustees’ fees	6,004
Distribution fees - Class A	993
Distribution fees - Class B	2,092
Distribution fees - Class C	3,608
Distribution fees - Class P	11,438
Miscellaneous	8,927

Gross expenses	537,733
Less: Waiver of investment management fees	(126,165)
Reimbursement from investment manager	(241,973)
Fees paid indirectly	(4,891)

Net expenses	164,704

NET INVESTMENT INCOME	77,898

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	1,047,119
Foreign currency transactions	(1,289)

Net realized gain	1,045,830
Net change in unrealized appreciation on securities	171,499

NET REALIZED AND UNREALIZED GAIN	1,217,329

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,295,227

*	Class A commenced operations December 13, 2004

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2005	Year Ended October 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$77,898	$(5,515)
Net realized gain on investments	1,045,830	783,981
Net change in unrealized appreciation on investments	171,499	50,903

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,295,227	829,369

DIVIDENDS:
Dividends from net investment income
Class P	(10,853)	—
Class Y	(32,943)	(4,727)

TOTAL DIVIDENDS	(43,796)	(4,727)

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [36,799 and 0 shares, respectively]	387,257	—
Capital shares redeemed [(185) and (0) shares, respectively]	(2,007)	—

Total Class A transactions.	385,250	—

Class B
Capital shares sold [16,331 and 42,145 shares, respectively]	169,695	406,600
Capital shares redeemed [(300,336) and (37,047) shares, respectively]	(3,030,492)	(354,544)

Total Class B transactions	(2,860,797)	52,056

Class C
Capital shares sold [4,911 and 5,179 shares, respectively]	51,264	49,486
Capital shares redeemed [(11,180) and (9,308) shares, respectively]	(116,770)	(90,082)

Total Class C transactions	(65,506)	(40,596)

Class P
Capital shares sold [305,752 and 34,552 shares, respectively]	3,127,892	332,663
Capital shares issued in reinvestment of dividends [917 and 0 shares, respectively]	9,640	—
Capital shares redeemed [(159,390) and (17,947) shares, respectively]	(1,681,264)	(175,994)

Total Class P transactions	1,456,268	156,669

Class Y
Capital shares sold [485 and 1,787 shares, respectively]	5,150	17,488
Capital shares issued in reinvestment of dividends [427 and 87 shares, respectively]	4,491	828
Capital shares redeemed [(32,484) and (33,609) shares, respectively]	(349,521)	(324,898)

Total Class Y transactions	(339,880)	(306,582)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,424,665)	(138,453)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(173,234)	686,189
NET ASSETS:
Beginning of year	12,645,960	11,959,771

End of year (a)	$12,472,726	$12,645,960

(a) Includes accumulated overdistributed net investment income of	$(1,849)	$(34,010)

*	Class A commenced operations December 13, 2004

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005

ASSETS
Investments at value (Cost $37,128,552)	$38,516,109
Receivable for securities sold	674,833
Dividends, interest and other receivables	39,008
Receivable for Fund shares sold	17,042
Receivable from investment manager	3,226
Other assets	10,939

Total assets	39,261,157

LIABILITIES
Payable for securities purchased	833,383
Administrative fees payable	17,196
Payable for Fund shares redeemed	2,754
Distribution fees payable	1,700
Trustees’ fees payable	1,126
Accrued expenses	53,421

Total liabilities	909,580

NET ASSETS	$38,351,577

Net assets were comprised of:
Paid in capital	$35,461,845
Accumulated undistributed net investment income	119,559
Accumulated undistributed net realized gain	1,382,447
Unrealized appreciation on investments	1,387,726

Net assets	$38,351,577

Class A*
Net asset value and redemption price per share, $356,391 / 29,788 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.96
Maximum sales charge (4.75% of offering price)	0.60

Maximum offering price to public	$12.56

Class B
Net asset value and offering price per share, $331,816 / 27,936 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.88

Class C
Net asset value and offering price per share, $494,302 / 41,584 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.89

Class P
Net asset value and redemption price per share, $4,107,880 / 343,502 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.96
Maximum sales charge (5.50% of offering price)	0.70

Maximum offering price to public	$12.66

Class Y
Net asset value, offering and redemption price per share, $33,061,188 / 2,751,984 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.01

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2005

INVESTMENT INCOME
Dividends	$444,712
Interest	19,744

Total income	464,456

EXPENSES
Investment management fees	219,117
Administrative fees	173,350
Professional fees	66,481
Transfer agent fees	54,648
Registration and filing fees	53,469
Custodian fees	36,714
Printing and mailing expenses	22,433
Trustees’ fees	7,516
Distribution fees - Class A	986
Distribution fees - Class B	2,445
Distribution fees - Class C	4,343
Distribution fees - Class P	11,557
Miscellaneous	8,934

Gross expenses	661,993
Less: Waiver of investment management fees	(219,117)
Reimbursement from investment manager	(160,549)
Fees paid indirectly	(20,254)

Net expenses	262,073

NET INVESTMENT INCOME	202,383

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	1,501,541
Foreign currency transactions	(1,059)

Net realized gain	1,500,482

Change in unrealized appreciation on:
Securities	232,813
Foreign currency translations	69

Net change in unrealized appreciation	232,882

NET REALIZED AND UNREALIZED GAIN	1,733,364

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,935,747

*	Class A commenced operations December 13, 2004

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2005	Year Ended October 31, 2004
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$202,383	$92,524
Net realized gain on investments and foreign currency transactions	1,500,482	1,151,853
Net change in unrealized appreciation on investments and foreign currency translations	232,882	463,175

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,935,747	1,707,552

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A*	(614)	—
Class B	(36)	—
Class C	(205)	—
Class P	(41,094)	(11,759)
Class Y	(77,436)	(52,483)

	(119,385)	(64,242)

Distributions from net realized capital gains
Class A*	(1,478)	—
Class B	(1,001)	—
Class C	(5,703)	—
Class P	(74,231)	—
Class Y	(106,147)	—

	(188,560)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(307,945)	(64,242)

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [33,692 and 0 shares, respectively]	393,536	—
Capital shares issued in reinvestment of dividends and distributions [184 and 0 shares, respectively]	2,092	—
Capital shares redeemed [(4,088) and 0 shares, respectively]	(48,733)	—

Total Class A transactions	346,895	—

Class B
Capital shares sold [28,165 and 19,071 shares, respectively]	329,065	196,437
Capital shares issued in reinvestment of dividends and distributions [10 and 0 shares, respectively]	113	—
Capital shares redeemed [(258,206) and (59,056) shares, respectively]	(2,891,318)	(616,736)

Total Class B transactions	(2,562,140)	(420,299)

Class C
Capital shares sold [14,016 and 3,788 shares, respectively]	162,842	39,323
Capital shares issued in reinvestment of dividends and distributions [439 and 0 shares, respectively]	4,984	—
Capital shares redeemed [(7,603) and (9,865) shares, respectively]	(88,763)	(103,882)

Total Class C transactions	79,063	(64,559)

Class P
Capital shares sold [252,201 and 35,490 shares, respectively]	2,839,648	365,364
Capital shares issued in reinvestment of dividends and distributions [9,332 and 1,013 shares, respectively]	105,828	10,176
Capital shares redeemed [(123,033) and (40,823) shares, respectively]	(1,432,050)	(430,749)

Total Class P transactions	1,513,426	(55,209)

Class Y
Capital shares sold [2,241,130 and 1,023 shares, respectively]	26,493,398	10,313
Capital shares issued in reinvestment of dividends and distributions [1,147 and 573 shares, respectively]	13,036	5,767
Capital shares redeemed [(124,336) and (28,784) shares, respectively]	(1,477,329)	(301,640)

Total Class Y transactions	25,029,105	(285,560)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	24,406,349	(825,627)

TOTAL INCREASE IN NET ASSETS	26,034,151	817,683
NET ASSETS:
Beginning of year	12,317,426	11,499,743

End of year (a)	$38,351,577	$12,317,426

(a) Includes accumulated undistributed net investment income of	$119,559	$37,424

*	Class A commenced operations on December 13, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005

ASSETS
Investments at value (Cost $10,946,576)	$12,860,181
Receivable for securities sold	155,171
Receivable from investment manager	23,060
Receivable for Fund shares sold	4,729
Dividends, interest and other receivables	2,249
Other assets	12,398

Total assets	13,057,788

LIABILITIES
Overdraft payable	1,023
Payable for securities purchased	94,215
Administrative fees payable	14,045
Distribution fees payable	1,874
Trustees’ fees payable	730
Payable for Fund shares redeemed	232
Accrued expenses	54,290

Total liabilities	166,409

NET ASSETS	$12,891,379

Net assets were comprised of:
Paid in capital	$11,556,334
Accumulated net investment loss	(21,932)
Accumulated net realized loss	(556,628)
Unrealized appreciation on investments	1,913,605

Net assets	$12,891,379

Class A*
Net asset value and redemption price per share, $886,489/ 89,440 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.91
Maximum sales charge (4.75% of offering price)	0.49

Maximum offering price to public	$10.40

Class B
Net asset value and offering price per share, $194,585 / 20,191 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.64

Class C
Net asset value and offering price per share, $330,971 / 34,403 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.62

Class P
Net asset value and redemption price per share, $5,094,292 / 513,531 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.92
Maximum sales charge (5.50% of offering price)	0.58

Maximum offering price to public	$10.50

Class Y
Net asset value, offering and redemption price per share, $6,385,042 / 637,595 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.01

STATEMENT OF OPERATIONS For the Year Ended October 31, 2005

INVESTMENT INCOME
Dividends (net of $76 foreign withholding tax)	$40,353
Interest	5,754

Total income	46,107

EXPENSES
Administrative fees	159,794
Investment management fees	154,419
Professional fees	62,153
Transfer agent fees	59,475
Registration and filing fees	56,303
Custodian fees	30,968
Printing and mailing expenses	20,853
Trustees’ fees	6,262
Distribution fees - Class A	1,990
Distribution fees - Class B	1,695
Distribution fees - Class C	3,410
Distribution fees - Class P	14,205
Miscellaneous	9,259

Gross expenses	580,786
Less: Waiver of investment management fees	(154,419)
Reimbursement from investment manager	(218,366)
Fees paid indirectly	(5,509)

Net expenses	202,492

NET INVESTMENT LOSS	(156,385)

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	1,423,444
Net change in unrealized appreciation on securities	150,924

NET REALIZED AND UNREALIZED GAIN	1,574,368

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,417,983

*	Class A commenced operations on December 13, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2005	Year Ended October 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(156,385)	$(161,265)
Net realized gain on investments	1,423,444	1,035,207
Net change in unrealized appreciation (depreciation) on investments	150,924	(340,009)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,417,983	533,933

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [117,244 and 0 shares, respectively]	1,143,736	—
Capital shares redeemed [(27,804) and 0 shares, respectively]	(281,976)	—

Total Class A transactions	861,760	—

Class B
Capital shares sold [15,316 and 33,890 shares, respectively]	144,675	291,807
Capital shares redeemed [(370,206) and (53,350) shares, respectively]	(3,328,423)	(453,038)

Total Class B transactions	(3,183,748)	(161,231)

Class C
Capital shares sold [4,750 and 5,505 shares, respectively]	44,426	47,872
Capital shares redeemed [(10,887) and (10,096) shares, respectively]	(101,640)	(85,769)

Total Class C transactions	(57,214)	(37,897)

Class P
Capital shares sold [365,203 and 53,573 shares, respectively]	3,352,503	468,501
Capital shares redeemed [(160,899) and (32,447) shares, respectively]	(1,546,319)	(282,301)

Total Class P transactions	1,806,184	186,200

Class Y
Capital shares sold [24,739 and 4,933 shares, respectively]	232,298	43,325
Capital shares redeemed [(45,139) and (33,292) shares, respectively]	(431,924)	(274,443)

Total Class Y transactions	(199,626)	(231,118)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(772,644)	(244,046)

TOTAL INCREASE IN NET ASSETS	645,339	289,887
NET ASSETS:
Beginning of year	12,246,040	11,956,153

End of year (a)	$12,891,379	$12,246,040

(a) Includes accumulated net investment loss of	$(21,932)	$(33,574)

*	Class A commenced operations on December 13, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005

ASSETS
Investments at value (Cost $15,060,526)	$16,980,551
Receivable for securities sold	169,787
Receivable from investment manager	55,992
Dividends, interest and other receivables	9,880
Receivable for Fund shares sold	8,321
Other assets	12,388

Total assets	17,236,919

LIABILITIES
Overdraft payable	14
Payable for securities purchased	146,046
Administrative fees payable	14,697
Payable for Fund shares redeemed	9,851
Distribution fees payable	2,610
Trustees’ fees payable	848
Accrued expenses	63,122

Total liabilities	237,188

NET ASSETS	$16,999,731

Net assets were comprised of:
Paid in capital	$13,331,283
Accumulated net investment loss	(23,826)
Accumulated undistributed net realized gain	1,772,250
Unrealized appreciation on investments	1,920,024

Net assets	$16,999,731

Class A*
Net asset value and redemption price per share, $1,233,140 / 101,192 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.19
Maximum sales charge (4.75% of offering price)	0.61

Maximum offering price to public	$12.80

Class B
Net asset value and offering price per share, $412,132 / 34,483 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.95

Class C
Net asset value and offering price per share, $541,947 / 45,423 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.93

Class P
Net asset value and redemption price per share, $6,579,107 / 539,057 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.20
Maximum sales charge (5.50% of offering price)	0.71

Maximum offering price to public	$12.91

Class Y
Net asset value, offering and redemption price per share, $8,233,405 / 671,187 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.27

STATEMENT OF OPERATIONS For the Year Ended October 31, 2005

INVESTMENT INCOME
Dividends (net of $275 foreign withholding tax)	$216,458
Interest	7,965

Total income	224,423

EXPENSES
Investment management fees	201,462
Administrative fees	165,835
Professional fees	68,525
Transfer agent fees	65,031
Registration and filing fees	56,265
Custodian fees	53,858
Printing and mailing expenses	26,874
Trustees’ fees	6,820
Distribution fees - Class A	2,013
Distribution fees - Class B	2,769
Distribution fees - Class C	4,911
Distribution fees - Class P	18,368
Miscellaneous	9,816

Gross expenses	682,547
Less: Waiver of investment management fees	(201,462)
Reimbursement from investment manager	(209,473)
Fees paid indirectly	(3,907)

Net expenses	267,705

NET INVESTMENT LOSS	(43,282)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	2,375,648
Foreign currency transactions	(8)

Net realized gain	2,375,640

Net change in unrealized depreciation securities	(554,063)

NET REALIZED AND UNREALIZED GAIN	1,821,577

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,778,295

*	Class A commenced operations on December 13, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2005	Year Ended October 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(43,282)	$(63,472)
Net realized gain on investments and foreign currency transactions	2,375,640	2,009,294
Net change in unrealized depreciation on investments	(554,063)	(160,997)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,778,295	1,784,825

DIVIDENDS:
Dividends from net investment income
Class Y	—	(9,982)

TOTAL DIVIDENDS	—	(9,982)

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [108,842 and 0 shares, respectively]	1,328,098	—
Capital shares redeemed [(7,650) and 0 shares, respectively]	(93,218)	—

Total Class A transactions	1,234,880	—

Class B
Capital shares sold [31,618 and 29,942 shares, respectively]	376,048	313,332
Capital shares redeemed [(348,843) and (55,346) shares, respectively]	(3,881,559)	(582,681)

Total Class B transactions	(3,505,511)	(269,349)

Class C
Capital shares sold [14,028 and 2,328 shares, respectively]	167,889	24,630
Capital shares redeemed [(11,307) and (10,092) shares, respectively]	(134,418)	(105,128)

Total Class C transactions	33,471	(80,498)

Class P
Capital shares sold [342,688 and 49,556 shares, respectively]	3,868,153	524,549
Capital shares redeemed [(160,799) and (77,905) shares, respectively]	(1,937,983)	(839,311)

Total Class P transactions	1,930,170	(314,762)

Class Y
Capital shares sold [64,729 and 13,643 shares, respectively]	766,888	144,846
Capital shares issued in reinvestment of dividends [0 and 172 shares, respectively]	—	1,767
Capital shares redeemed [(80,237) and (43,529) shares, respectively]	(978,260)	(454,985)

Total Class Y transactions	(211,372)	(308,372)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(518,362)	(972,981)

TOTAL INCREASE IN NET ASSETS	1,259,933	801,862
NET ASSETS:
Beginning of year	15,739,798	14,937,936

End of year (a)	$16,999,731	$15,739,798

(a) Includes accumulated net investment loss of	$(23,826)	$(35,091)

*	Class A commenced operations on December 13, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005

ASSETS
Investments at value (Cost $36,847,183)	$40,539,589
Cash	149,456
Foreign cash (Cost $129,676)	129,404
Receivable for securities sold	264,723
Dividends, interest and other receivables	77,513
Receivable for Fund shares sold	47,322
Receivable from investment manager	16,584
Unrealized appreciation of forward foreign currency contracts	1,346
Unrealized appreciation on futures contracts	946
Other assets	32,414

Total assets	41,259,297

LIABILITIES
Payable for securities purchased	279,987
Administrative fees payable	17,600
Payable for Fund shares redeemed	14,807
Distribution fees payable	2,723
Trustees’ fees payable	1,290
Unrealized depreciation of forward foreign currency contracts	305
Accrued expenses	75,502

Total liabilities	392,214

NET ASSETS	$40,867,083

Net assets were comprised of:
Paid in capital	$35,268,471
Accumulated undistributed net investment income	172,588
Accumulated undistributed net realized gain	1,733,194
Unrealized appreciation on investments	3,692,830

Net assets	$40,867,083

Class A*
Net asset value and redemption price per share, $1,729,189 / 131,535 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.15
Maximum sales charge (4.75% of offering price)	0.66

Maximum offering price to public	$13.81

Class B
Net asset value and offering price per share, $743,953 / 57,058 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.04

Class C
Net asset value and offering price per share, $682,167 / 52,297 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.04

Class P
Net asset value and redemption price per share, $4,208,398 / 320,395 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.14
Maximum sales charge (5.50% of offering price)	0.76

Maximum offering price to public	$13.90

Class Y
Net asset value, offering and redemption price per share, $33,503,376 / 2,542,240 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.18

STATEMENT OF OPERATIONS For the Year Ended October 31, 2005

INVESTMENT INCOME
Dividends (net of $45,109 foreign withholding tax)	$590,912
Interest	4,777

Total income	595,689

EXPENSES
Investment management fees	277,273
Administrative fees	176,693
Custodian fees	106,989
Professional fees	67,937
Transfer agent fees	57,651
Registration and filing fees	55,705
Printing and mailing expenses	23,990
Trustees’ fees	8,263
Distribution fees - Class A	3,597
Distribution fees - Class B	4,685
Distribution fees - Class C	4,947
Distribution fees - Class P	11,146
Miscellaneous	9,424

Gross expenses	808,300
Less: Waiver of investment management fees.	(277,273)
Reimbursement of investment manager fees	(108,477)
Fees paid indirectly	(10,115)

Net expenses	412,435

NET INVESTMENT INCOME	183,254

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	1,798,336
Futures	13,802
Foreign currency transactions	70,865

Net realized gain	1,883,003

Change in unrealized appreciation (depreciation) on:
Securities	1,944,609
Futures	44
Foreign currency translations	(4,674)

Net change in unrealized appreciation	1,939,979

NET REALIZED AND UNREALIZED GAIN	3,822,982

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,006,236

*	Class A commenced operations on December 13, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2005	Year Ended October 31, 2004
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$183,254	$54,768
Net realized gain on investments and foreign currency transactions	1,883,003	1,137,928
Net change in unrealized appreciation on investments and foreign currency translations	1,939,979	640,574

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,006,236	1,833,270

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A*	(734)	—
Class B	(107)	—
Class C	(592)	—
Class P	(44,135)	(8,901)
Class Y	(88,777)	(49,994)

	(134,345)	(58,895)

Distributions from net realized capital gains
Class A*	(276)	—
Class B	(178)	—
Class C	(981)	—
Class P	(12,995)	—
Class Y	(20,475)	—

	(34,905)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(169,250)	(58,895)

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [148,181and 0 shares, respectively]	1,848,860	—
Capital shares issued in reinvestment of dividends and distributions [83 and 0 shares, respectively]	1,010	—
Capital shares redeemed [(16,729) and 0 shares, respectively]	(220,674)	—

Total Class A transactions	1,629,196	—

Class B
Capital shares sold [58,620 and 30,102 shares, respectively]	727,672	310,902
Capital shares redeemed [(249,435) and (31,581) shares, respectively]	(2,930,627)	(345,706)

Total Class B transactions	(2,202,955)	(34,804)

Class C
Capital shares sold [27,852 and 5,381 shares, respectively]	341,970	57,476
Capital shares issued in reinvestment of dividends and distributions [106 and 0 shares, respectively]	1,283	—
Capital shares redeemed [(6,503) and (5,954) shares, respectively]	(81,224)	(62,821)

Total Class C transactions	262,029	(5,345)

Class P
Capital shares sold [244,067 and 38,940 shares, respectively]	2,887,280	419,411
Capital shares issued in reinvestment of dividends and distributions [4,531 and 771 shares, respectively]	54,963	7,990
Capital shares redeemed [(101,924) and (25,852) shares, respectively]	(1,268,785)	(284,755)

Total Class P transactions	1,673,458	142,646

Class Y
Capital shares sold [2,113,446 and 2,545 shares, respectively]	25,866,392	27,505
Capital shares issued in reinvestment of dividends and distributions [498 and 293 shares, respectively]	6,051	3,032
Capital shares redeemed [(193,707) and (9,787) shares, respectively]	(2,459,915)	(106,551)

Total Class Y transactions	23,412,528	(76,014)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	24,774,256	26,483

TOTAL INCREASE IN NET ASSETS	28,611,242	1,800,858
NET ASSETS:
Beginning of year	12,255,841	10,454,983

End of year (a)	$40,867,083	$12,255,841

(a) Includes accumulated undistributed net investment income of	$172,588	$18,585

*	Class A commenced operations on December 13, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES October 31, 2005

ASSETS
Investments at value (Cost $66,476,195)	$68,961,544
Foreign cash (Cost $34,111)	34,000
Receivable for securities sold	955,453
Receivable for Fund shares sold	92,586
Dividends, interest and other receivables	11,443
Receivable from investment manager	6,427
Other assets	11,328

Total assets	70,072,781

LIABILITIES
Overdraft payable	101,294
Payable for securities purchased	990,221
Payable for Fund shares redeemed	152,891
Distribution fees payable	41,014
Administrative fees payable	21,077
Options written, at value (Premiums received $9,924)	14,220
Trustees’ fees payable	2,370
Accrued expenses	48,557

Total liabilities	1,371,644

NET ASSETS	$68,701,137

Net assets were comprised of:
Paid in capital	$324,457,607
Accumulated net investment loss	(19,890)
Accumulated net realized loss	(258,217,389)
Unrealized appreciation on investments	2,480,809

Net assets	$68,701,137

Class A*
Net asset value and redemption price per share, $23,301,308 / 2,350,533 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.91
Maximum sales charge (4.75% of offering price)	0.49

Maximum offering price to public	$10.40

Class B
Net asset value and offering price per share, $30,012,466 / 3,103,684 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.67

Class C
Net asset value and offering price per share, $7,752,586 / 801,493 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.67

Class P
Net asset value and redemption price per share, $1,297,407 / 130,624 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.93
Maximum sales charge (5.50% of offering price)	0.58

Maximum offering price to public	$10.51

Class Y
Net asset value, offering and redemption price per share, $6,337,370 / 634,164 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.99

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2005

INVESTMENT INCOME
Dividends (net of $2,469 foreign withholding tax)	$101,257
Interest	22,834

Total income	124,091

EXPENSES
Investment management fees	304,435
Administrative fees	175,607
Transfer agent fees	142,480
Proxy fees	107,427
Professional fees	66,597
Registration and filing fees	55,741
Custodian fees	49,051
Printing and mailing expenses	15,361
Trustees’ fees	9,725
Distribution fees - Class A	27,796
Distribution fees - Class B	79,771
Distribution fees - Class C	21,497
Distribution fees - Class P	3,339
Miscellaneous	6,644

Gross expenses	1,065,471
Less: Waiver of investment management fees	(304,435)
Reimbursement from investment manager	(231,173)
Fees paid indirectly	(176,071)

Net expenses	353,792

NET INVESTMENT LOSS	(229,701)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	7,764,993
Options written	(45,671)
Foreign currency transactions	(6,319)

Net realized gain	7,713,003

Change in unrealized depreciation on:
Securities	(5,966,596)
Options written	(4,296)
Foreign currency translations	(244)

Net change in unrealized depreciation	(5,971,136)

NET REALIZED AND UNREALIZED GAIN	1,741,867

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,512,166

*	Class A commenced operations on December 13, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2005	Year Ended October 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(229,701)	$(103,651)
Net realized gain on investments and foreign currency transactions	7,713,003	596,834
Net change in unrealized depreciation on investments and foreign currency translations	(5,971,136)	(699,250)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,512,166	(206,067)

DIVIDENDS:
Dividends from net investment income
Class Y	—	(2,033)

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [123,115 and 0 shares, respectively]	1,217,038	—
Capital shares issued in connection with merger (Note 11) [2,443,191 and 0 shares, respectively]	23,967,706	—
Capital shares redeemed [(215,773) and 0 shares, respectively]	(2,125,270)	—

Total Class A transactions.	23,059,474	—

Class B
Capital shares sold [125,535 and 45,075 shares, respectively]	1,244,849	400,799
Capital shares issued in connection with merger (Note 11) [3,176,784 and 0 shares, respectively]	30,428,133	—
Capital shares redeemed [(317,999) and (43,462) shares, respectively]	(2,972,918)	(379,904)

Total Class B transactions	28,700,064	20,895

Class C
Capital shares sold [42,981 and 1,783 shares, respectively]	429,444	15,313
Capital shares issued in connection with merger (Note 11) [846,495 and 0 shares, respectively]	8,109,425	—
Capital shares redeemed [(95,676) and (988) shares, respectively]	(917,531)	(8,301)

Total Class C transactions	7,621,338	7,012

Class P
Capital shares sold [ 112,359 and 14,876 shares, respectively ]	859,797	134,946
Capital shares redeemed [(35,712) and (13,821) shares, respectively]	(335,121)	(119,940)

Total Class P transactions	524,676	15,006

Class Y
Capital shares sold [8,369 and 4,383 shares, respectively]	126,531	37,628
Capital shares issued in connection with merger (Note 11) [43,673 and 0 shares, respectively]	431,046	—
Capital shares issued in reinvestment of dividends [0 and 24 shares, respectively]	—	217
Capital shares redeemed [(34,805) and (42,714) shares, respectively]	(327,033)	(371,165)

Total Class Y transactions	230,544	(333,320)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	60,136,096	(290,407)

TOTAL INCREASE (DECREASE) IN NET ASSETS	61,648,262	(498,507)
NET ASSETS:
Beginning of year	7,052,875	7,551,382

End of year (a)	$68,701,137	$7,052,875

(a) Includes accumulated net investment loss of	$(19,890)	$(31,501)

*	Class A commenced operations on December 13, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005

ASSETS
Investments at value (Cost $8,404,735)	$9,192,121
Foreign cash (Cost $7,567)	7,480
Receivable for securities sold	192,001
Receivable from investment manager	27,577
Dividends, interest and other receivables	11,527
Receivable for Fund shares sold	2,620
Other assets	10,738

Total assets	9,444,064

LIABILITIES
Overdraft payable	16
Payable for securities purchased	190,970
Administrative fees payable	13,395
Payable for Fund shares redeemed	2,620
Options written, at value (Premiums received $528)	1,040
Distribution fees payable	868
Trustees’ fees payable	356
Accrued expenses	48,419

Total liabilities	257,684

NET ASSETS	$9,186,380

Net assets were comprised of:
Paid in capital	$8,075,574
Accumulated net investment loss	(20,256)
Accumulated undistributed net realized gain	344,670
Unrealized appreciation on investments	786,392

Net assets	$9,186,380

Class A*
Net asset value and redemption price per share, $407,514 / 37,112 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.98
Maximum sales charge (4.75% of offering price)	0.55

Maximum offering price to public	$11.53

Class B
Net asset value and offering price per share, $233,843 / 21,802 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.73

Class C
Net asset value and offering price per share, $182,856 / 17,041 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.73

Class P
Net asset value and redemption price per share, $1,796,426 / 163,572 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.98
Maximum sales charge (5.50% of offering price)	0.64

Maximum offering price to public	$11.62

Class Y
Net asset value, offering and redemption price per share, $6,565,741 / 593,118 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.07

STATEMENT OF OPERATIONS For the Year Ended October 31, 2005

INVESTMENT INCOME
Dividends (net of $2,574 foreign withholding tax)	$80,299
Interest	7,995

Total income	88,294

EXPENSES
Administrative fees	153,467
Investment management fees	113,918
Professional fees	54,494
Registration and filing fees	53,677
Transfer agent fees	45,664
Custodian fees	45,339
Printing and mailing expenses	13,534
Trustees’ fees	5,414
Distribution fees - Class A	940
Distribution fees - Class B	1,340
Distribution fees - Class C	1,330
Distribution fees - Class P	4,809
Miscellaneous	7,347

Gross expenses	501,273
Less: Waiver of investment management fees	(113,918)
Reimbursement from investment manager fees	(229,895)
Fees paid indirectly	(2,981)

Net expenses	154,479

NET INVESTMENT LOSS	(66,185)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	615,106
Options written	1,163
Foreign currency transactions	3,221

Net realized gain	619,490

Change in unrealized appreciation (depreciation) on:
Securities	423,925
Options written	(512)
Foreign currency translations	(977)

Net change in unrealized appreciation	422,436

NET REALIZED AND UNREALIZED GAIN	1,041,926

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$975,741

*	Class A commenced operations on December 13, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2005	Year Ended October 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(66,185)	$(71,324)
Net realized gain on investments and foreign currency transactions	619,490	1,040,878
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	422,436	(98,721)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	975,741	870,833

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class Y	—	(2,773)

Distributions from net realized capital gains
Class A*	(5,529)	—
Class B	(3,357)	—
Class C	(5,699)	—
Class P	(116,435)	—
Class Y	(357,616)	—

	(488,636)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(488,636)	(2,773)

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [38,038 and 0 shares, respectively]	408,660	—
Capital shares issued in reinvestment of distributions [525 and 0 shares, respectively]	5,529	—
Capital shares redeemed [(1,451) and 0 shares, respectively]	(15,774)	—

Total Class A transactions	398,415	—

Class B
Capital shares sold [16,816 and 17,601 shares, respectively]	176,994	175,753
Capital shares issued in reinvestment of distributions [17 and 0 shares, respectively]	177	—
Capital shares redeemed [(120,655) and (13,061) shares, respectively]	(1,275,824)	(132,824)

Total Class B transactions	(1,098,653)	42,929

Class C
Capital shares sold [9,878 and 897 shares, respectively]	103,423	9,372
Capital shares issued in reinvestment of distributions [243 and 0 shares, respectively]	2,519	—
Capital shares redeemed [(2,603) and (9,064) shares, respectively]	(28,085)	(91,107)

Total Class C transactions	77,857	(81,735)

Class P
Capital shares sold [119,348 and 16,361 shares, respectively]	1,281,770	165,816
Capital shares issued in reinvestment of distributions [9,853 and 0 shares, respectively]	103,752	—
Capital shares redeemed [(47,008) and (20,408) shares, respectively]	(502,010)	(212,276)

Total Class P transactions	883,512	(46,460)

Class Y
Capital shares sold [7,012 and 1,668 shares, respectively]	74,544	17,273
Capital shares issued in reinvestment of dividends and distributions [800 and 8 shares, respectively]	8,470	79
Capital shares redeemed [(14,210) and (4,991) shares, respectively]	(154,766)	(52,307)

Total Class Y transactions	(71,752)	(34,955)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	189,379	(120,221)

TOTAL INCREASE IN NET ASSETS	676,484	747,839
NET ASSETS:
Beginning of year	8,509,896	7,762,057

End of year (a)	$9,186,380	$8,509,896

(a) Includes accumulated net investment loss of	$(20,256)	$(32,290)

*	Class A commenced operations on December 13, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES October 31, 2005

ASSETS
Investments at value (Cost $148,617,235)	$146,813,030
Cash	4,067
Foreign cash (Cost $3,282)	3,285
Receivable for securities sold	23,380,137
Dividends, interest and other receivables	978,781
Receivable for Fund shares sold	131,216
Unrealized appreciation of forward foreign currency contracts	18,102
Variation margin receivable on futures contracts	4,821
Receivable from investment manager	4,403
Other assets	10,933

Total assets	171,348,775

LIABILITIES
Payable for securities purchased	34,294,290
Securities sold short (Proceeds received $6,204,801)	6,154,719
Payable for Fund shares redeemed	177,074
Distribution fees payable	53,850
Administrative fees payable	26,210
Options written, at value (Premiums received $15,444)	18,219
Unrealized depreciation of forward foreign currency contracts	8,008
Trustees’ fees payable	3,942
Accrued expenses	188,231

Total liabilities	40,924,543

NET ASSETS	$130,424,232

Net assets were comprised of:
Paid in capital	$132,664,218
Accumulated overdistributed net investment income	(70,990)
Accumulated overdistributed net realized gain	(258,904)
Unrealized depreciation on investments	(1,910,092)

Net assets	$130,424,232

Class A*
Net asset value and redemption price per share, $39,508,090 / 4,018,030 shares outstanding (Unlimited amount authorized: $0.001 par value)	$9.83
Maximum sales charge (4.75% of offering price)	0.49

Maximum offering price to public	$10.32

Class B
Net asset value and offering price per share, $24,373,416 / 2,485,181 shares outstanding (Unlimited amount authorized: $0.001 par value)	$9.81

Class C
Net asset value and offering price per share, $18,818,806 / 1,919,713 shares outstanding (Unlimited amount authorized: $0.001 par value)	$9.80

Class P
Net asset value and redemption price per share, $7,976,793 / 812,150 shares outstanding (Unlimited amount authorized: $0.001 par value)	$9.82
Maximum sales charge (5.50% of offering price)	0.57

Maximum offering price to public	$10.39

Class Y
Net asset value, offering and redemption price per share, $39,747,127 / 4,042,326 shares outstanding (Unlimited amount authorized: $0.001 par value)	$9.83

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2005

INVESTMENT INCOME
Interest (net of $9,712 foreign withholding tax)	$3,357,891
Dividends	132

Total income	3,358,023

EXPENSES
Investment management fees	539,292
Administrative fees	225,168
Proxy fees	209,449
Transfer agent fees	148,789
Professional fees	123,753
Custodian fees	76,891
Printing and mailing expenses	68,946
Registration and filing fees	57,040
Trustees’ fees	15,310
Distribution fees - Class A	74,771
Distribution fees - Class B	106,668
Distribution fees - Class C	85,510
Distribution fees - Class P	24,108
Miscellaneous	17,001

Gross expenses	1,772,696
Less: Waiver of investment management fees	(539,292)
Reimbursement from investment manager	(325,967)

Net expenses	907,437

NET INVESTMENT INCOME	2,450,586

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(220,537)
Securities Sold Short	41,928
Options written	46,529
Futures	169,801
Foreign currency transactions	19,854

Net realized gain	57,575

Change in unrealized appreciation (depreciation) on:
Securities	(3,349,267)
Securities sold short	60,250
Options written	(10,988)
Futures	(213,421)
Foreign currency translations	33,914

Net change in unrealized depreciation	(3,479,512)

NET REALIZED AND UNREALIZED LOSS	(3,421,937)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(971,351)

*	Class A commenced operations on December 13, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2005	Year Ended October 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,450,586	$967,978
Net realized gain on investments and foreign currency transactions	57,575	528,176
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(3,479,512)	390,484

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(971,351)	1,886,638

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A*	(556,155)	—
Class B	(293,061)	(203,989)
Class C	(236,221)	(31,142)
Class P	(322,804)	(141,213)
Class Y	(1,142,047)	(890,853)

	(2,550,288)	(1,267,197)

Distributions from net realized capital gains
Class A*	(1,571)	—
Class B	(764)	(168,728)
Class C	(13,746)	(27,625)
Class P	(153,466)	(82,667)
Class Y	(362,029)	(482,544)

	(531,576)	(761,564)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(3,081,864)	(2,028,761)

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [487,737 and 0 shares, respectively]	4,960,597	—
Capital shares issued in connection with merger (Note 11) [3,997,850 and 0 shares, respectively]	40,393,172	—
Capital shares issued in reinvestment of dividends and distributions [51,877 and 0 shares, respectively]	517,354	—
Capital shares redeemed [(519,434) and 0 shares, respectively]	(5,190,020)	—

Total Class A transactions	40,681,103	—

Class B
Capital shares sold [128,378 and 26,483 shares, respectively]	1,249,529	263,760
Capital shares issued in connection with merger (Note 11) [2,598,331 and 0 shares, respectively]	26,165,190	—
Capital shares issued in reinvestment of dividends and distributions [26,834 and 31,699shares, respectively]	267,002	318,776
Capital shares redeemed [(991,532) and (278,455) shares, respectively]	(10,029,551)	(2,798,901)

Total Class B transactions	17,652,170	(2,216,365)

Class C
Capital shares sold [123,366 and 5,578 shares, respectively]	1,181,470	55,980
Capital shares issued in connection with merger (Note 11) [1,883,833 and 0 shares, respectively]	18,970,195	—
Capital shares issued in reinvestment of dividends and distributions [19,207 and 4,833 shares, respectively]	191,104	48,566
Capital shares redeemed [(204,707) and (62,876) shares, respectively]	(2,042,405)	(631,712)

Total Class C transactions	18,300,364	(527,166)

Class P
Capital shares sold [718,146 and 68,702 shares, respectively]	7,302,120	700,136
Capital shares issued in reinvestment of dividends and distributions [40,882 and 20,307shares, respectively]	409,471	204,714
Capital shares redeemed [(365,972) and (110,336) shares, respectively]	(3,669,957)	(1,111,787)

Total Class P transactions	4,041,634	(206,937)

Class Y
Capital shares sold [1,417,050 and 6,256 shares, respectively]	14,283,308	63,109
Capital shares issued in connection with merger (Note 11) [184,834 and 0 shares, respectively]	1,866,827	—
Capital shares issued in reinvestment of dividends and distributions [26,127 and 4,957shares, respectively]	260,704	49,992
Capital shares redeemed [(147,182) and (43,362) shares, respectively]	(1,480,823)	(435,700)

Total Class Y transactions	14,930,016	(322,599)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	95,605,287	(3,273,067)

TOTAL INCREASE (DECREASE) IN NET ASSETS	91,552,072	(3,415,190)
NET ASSETS:
Beginning of year	38,872,160	42,287,350

End of year (a)	$130,424,232	$38,872,160

(a) Includes accumulated undistributed (overdistributed) net investment income of	$(70,990)	$7,399

* Class A commenced operations on December 13, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Class A	Class B	Class C	Class Y
	January 10, 2005* to October 31, 2005(c)(g)	January 10, 2005* to October 31, 2005(c)(g)	January 10, 2005* to October 31, 2005(c)(g)	January 10, 2005* to October 31, 2005(c)(g)
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00

Income (loss) from investment operations:
Net investment income	0.20	0.15	0.15	0.23
Net realized and unrealized loss on investments	(0.13)	(0.11)	(0.11)	(0.13)

Total from investment operations	0.07	0.04	0.04	0.10

Net asset value, end of period	$10.07	$10.04	$10.04	$10.10

Total return (b)†	0.70%	0.40%	0.40%	1.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,650	$449	$493	$10
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.75%	1.30%	1.30%	0.30%
Before waivers and reimbursements (a)	12.44%	12.99%	12.99%	11.99%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.42%	1.87%	1.87%	2.87%
Before waivers and reimbursements (a)	(9.27)%	(9.82)%	(9.82)%	(8.82)%
Portfolio turnover rate (d)	25%	25%	25%	25%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.95	$0.95	$0.95	$0.95

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Class A	Class B	Class C	Class Y
	January 10, 2005* to October 31, 2005(c)(g)	January 10, 2005* to October 31, 2005(c)(g)	January 10, 2005* to October 31, 2005(c)(g)	January 10, 2005* to October 31, 2005(c)(g)
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00

Income from investment operations:
Net investment income	0.10	0.05	0.05	0.13
Net realized and unrealized gain on investments	0.07	0.08	0.09	0.08

Total from investment operations	0.17	0.13	0.14	0.21

Net asset value, end of period	$10.17	$10.13	$10.14	$10.21

Total return (b)†	1.70%	1.30%	1.40%	2.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,413	$3,309	$1,136	$10
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.75%	1.30%	1.30%	0.30%
Before waivers and reimbursements (a)	4.31%	4.86%	4.86%	3.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.17%	0.62%	0.62%	1.62%
Before waivers and reimbursements (a)	(2.39)%	(2.94)%	(2.94)%	(1.94)%
Portfolio turnover rate (d)	52%	52%	52%	52%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.29	$0.29	$0.29	$0.29

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND(e)

FINANCIAL HIGHLIGHTS — (CONTINUED)

	Year Ended October 31, 2005(c)(f)(g)		Ten Months Ended October 31, 2004(c)
				Year Ended December 31,
Class A				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$6.72		$6.61	$5.54	$7.08	$8.03	$9.06

Income (loss) from investment operations:
Net investment income (loss)	0.07		0.03	0.04	0.01	(0.01)	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.51		0.08	1.09	(1.55)	(0.94)	(0.03)

Total from investment operations	0.58		0.11	1.13	(1.54)	(0.95)	0.03

Less distributions:
Dividends from net investment income	(0.06)		—	(0.06)	—	—	(0.07)
Distributions from realized gains	—		—	—	—	—	(0.99)

Total dividends and distributions	(0.06)		—	(0.06)	—	—	(1.06)

Redemption fees	—	#	— #	—	—	—	—

Net asset value, end of period	$7.24		$6.72	$6.61	$5.54	$7.08	$8.03

Total return (b)†	8.61%		1.66%	20.35%	(21.75)%	(11.83)%	0.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$61,429		$61,415	$57,797	$47,471	$82,109	$104,057
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.18%		1.45%	1.45%	1.49%	1.50%	1.51%
After waivers, reimbursements and fees paid indirectly (a)	1.09%		N/A	N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	1.77%		1.76%	1.78%	1.73%	1.58%	1.52%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.90%		0.59%	0.67%	0.24%	(0.08)%	0.77%
After waivers, reimbursements and fees paid indirectly (a)	0.99%		N/A	N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	0.31%		0.28%	0.34%	0.00%	(0.16)%	0.76%
Portfolio turnover rate (d)	153	%(h)	53%	78%	88%	130%	22%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.04		* *	* *	* *	* *	* *

	Year Ended October 31, 2005(c)(f)(g)		Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class B				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$6.54		$6.46	$5.42	$6.96	$7.93	$8.96

Income (loss) from investment operations:
Net investment income (loss)	0.03		— #	0.01	(0.02)	(0.05)	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.50		0.08	1.05	(1.52)	(0.92)	(0.04)

Total from investment operations	0.53		0.08	1.06	(1.54)	(0.97)	(0.02)

Less distributions:
Dividends from net investment income	(0.02)		—	(0.02)	—	—	(0.02)
Distributions from realized gains	—		—	—	—	—	(0.99)

Total dividends and distributions	(0.02)		—	(0.02)	—	—	(1.01)

Redemption fees	—	#	— #	—	—	—	—

Net asset value, end of period	$7.05		$6.54	$6.46	$5.42	$6.96	$7.93

Total return (b)†	8.08%		1.24%	19.59%	(22.13)%	(12.23)%	(0.12)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$42,238		$53,200	$65,876	$61,098	$93,248	$111,848
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.73%		2.00%	2.00%	2.03%	2.05%	2.06%
After waivers, reimbursements and fees paid indirectly (a)	1.64%		N/A	N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	2.32%		2.31%	2.33%	2.28%	2.13%	2.07%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.35%		0.04%	0.14%	(0.30)%	(0.63)%	0.23%
After waivers, reimbursements and fees paid indirectly (a)	0.44%		N/A	N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	(0.24)%		(0.27)%	(0.19)%	(0.55)%	(0.71)%	0.22%
Portfolio turnover rate (d)	153	%(h)	53%	78%	88%	130%	22%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.04		* *	* *	* *	* *	* *

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND(e)

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31, 2005(c)(f)(g)		Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class C				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$6.52		$6.44	$5.41	$6.96	$7.93	$8.96

Income (loss) from investment operations:
Net investment income (loss)	0.03		— #	0.01	(0.02)	(0.05)	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.49		0.08	1.05	(1.53)	(0.92)	(0.04)

Total from investment operations	0.52		0.08	1.06	(1.55)	(0.97)	(0.02)

Less distributions:
Dividends from net investment income	(0.02)		—	(0.03)	—	—	(0.02)
Distributions from realized gains	—		—	—	—	—	(0.99)

Total dividends and distributions	(0.02)		—	(0.03)	—	—	(1.01)

Redemption fees	—	#	— #	—	—	—	—

Net asset value, end of period	$7.02		$6.52	$6.44	$5.41	$6.96	$7.93

Total return (b)†	7.95%		1.24%	19.59%	(22.27)%	(12.23)%	(0.15)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,141		$6,732	$6,149	$3,513	$5,597	$7,382
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.73%		2.00%	2.00%	2.04%	2.05%	2.06%
After waivers, reimbursements and fees paid indirectly (a)	1.64%		N/A	N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	2.32%		2.31%	2.33%	2.28%	2.13%	2.07%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.35%		0.04%	0.09%	(0.31)%	(0.63)%	0.23%
After waivers, reimbursements and fees paid indirectly (a)	0.44%		N/A	N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	(0.24)%		(0.27)%	(0.24)%	(0.55)%	(0.71)%	0.22%
Portfolio turnover rate (d)	153	% (h)	53%	78%	88%	130%	22%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.04		* *	* *	* *	* *	* *

	Year Ended October 31, 2005(c)(f)(g)		Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class Y				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$6.79		$6.65	$5.57	$7.10	$8.01	$9.05

Income from investment operations:
Net investment income.	0.10		0.06	0.07	0.02	0.03	0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.51		0.08	1.09	(1.55)	(0.94)	(0.04)

Total from investment operations	0.61		0.14	1.16	(1.53)	(0.91)	0.06

Less distributions:
Dividends from net investment income	(0.09)		—	(0.08)	—	—	(0.11)
Distributions from realized gains	—		—	—	—	—	(0.99)

Total dividends and distributions	(0.09)		—	(0.08)	—	—	(1.10)

Redemption fees	—	#	— #	—	—	—	—

Net asset value, end of period	$7.31		$6.79	$6.65	$5.57	$7.10	$8.01

Total return (b)	9.05%		2.11%	20.91%	(21.55)%	(11.36)%	0.83%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$307		$381	$374	$172	$43,417	$54,761
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.73%		1.00%	1.00%	1.05%	1.05%	1.06%
After waivers, reimbursements and fees paid indirectly (a)	0.64%		N/A	N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	1.32%		1.31%	1.33%	1.20%	1.13%	1.07%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.35%		1.04%	1.10%	0.28%	0.37%	1.23%
After waivers, reimbursements and fees paid indirectly (a)	1.44%		N/A	N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	0.76%		0.73%	0.77%	0.13%	0.29%	1.22%
Portfolio turnover rate (d)	153	% (h)	53%	78%	88%	130%	22%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.04		* *	* *	* *	* *	* *

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Class A	Class B	Class C	Class Y
	January 10, 2005* to October 31, 2005(c)(g)	January 10, 2005* to October 31, 2005(c)(g)	January 10, 2005* to October 31, 2005(c)(g)	January 10, 2005* to October 31, 2005(c)(g)
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00

Income (loss) from investment operations:
Net investment loss	(0.03)	(0.08)	(0.08)	— #
Net realized and unrealized gain on investments	0.49	0.50	0.49	0.49

Total from investment operations	0.46	0.42	0.41	0.49

Net asset value, end of period	$10.46	$10.42	$10.41	$10.49

Total return (b)†	4.60%	4.20%	4.10%	4.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,746	$1,216	$1,188	$12
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.75%	1.30%	1.30%	0.30%
Before waivers and reimbursements (a)	7.10%	7.65%	7.65%	6.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.40)%	(0.95)%	(0.95)%	0.05%
Before waivers and reimbursements (a)	(6.75)%	(7.30)%	(7.30)%	(6.30)%
Portfolio turnover rate (d)	68%	68%	68%	68%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.53	$0.53	$0.53	$0.53

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A (New Class)	December 13, 2004* to October 31, 2005(c)(g)

Net asset value, beginning of period	$9.53

Income (loss) from investment operations:
Net investment loss	(0.07)
Net realized and unrealized loss on investments	0.30

Total from investment operations	0.23

Redemption fees	— #

Net asset value, end of period	$9.76

Total return (b)†	2.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$372
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.65%
After waivers, reimbursements and fees paid indirectly (a)	1.63%
Before waivers, reimbursements and fees paid indirectly (a)	5.00%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.87)%
After waivers, reimbursements and fees paid indirectly (a)	(0.85)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.22)%
Portfolio turnover rate (d)	40%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.28

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
Class B	2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$8.63	$8.57	$7.00	$10.00

Income (loss) from investment operations:
Net investment loss	(0.13)	(0.13)	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	1.06	0.19	1.68	(2.90)

Total from investment operations	0.93	0.06	1.58	(3.00)

Less distributions:
Dividends from net investment income	—	—	(0.01)	—

Net asset value, end of period	$9.56	$8.63	$8.57	$7.00

Total return (b)†	10.78%	0.70%	22.52%	(30.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$159	$2,544	$2,497	$1,732
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	2.18%	2.16%	2.17%	2.15%
Before waivers, reimbursements and fees paid indirectly (a)	5.55%	5.98%	6.73%	7.46%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.42)%	(1.56)%	(1.41)%	(1.49)%
After waivers, reimbursements and fees paid indirectly (a)	(1.40)%	(1.52)%	(1.38)%	(1.44)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.77)%	(5.34)%	(5.94)%	(6.75)%
Portfolio turnover rate (d)	40%	51%	31%	26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.30	$0.33	$0.34	$0.34

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
Class C	2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$8.62	$8.56	$7.00	$10.00

Income (loss) from investment operations:
Net investment loss	(0.13)	(0.13)	(0.10)	(0.10)
Net realized and unrealized gain on investments	1.06	0.19	1.67	(2.90)

Total from investment operations	0.93	0.06	1.57	(3.00)

Less distributions:
Dividends from net investment income	—	—	(0.01)	—

Net asset value, end of period	$9.55	$8.62	$8.56	$7.00

Total return (b)†	10.66%	0.82%	22.37%	(30.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$266	$265	$325	$243
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	2.18%	2.16%	2.17%	2.15%
Before waivers, reimbursements and fees paid indirectly (a)	5.55%	5.98%	6.73%	7.46%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.42)%	(1.56)%	(1.41)%	(1.49)%
After waivers, reimbursements and fees paid indirectly (a)	(1.40)%	(1.52)%	(1.38)%	(1.44)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.77)%	(5.34)%	(5.94)%	(6.75)%
Portfolio turnover rate (d)	40%	51%	31%	26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.30	$0.33	$0.34	$0.34

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
Class P (formerly Class A)	2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$8.77	$8.64	$7.05	$10.00

Income (loss) from investment operations:
Net investment loss	(0.06)	(0.07)	(0.05)	(0.05)
Net realized and unrealized gain on investments	1.07	0.20	1.69	(2.90)

Total from investment operations	1.01	0.13	1.64	(2.95)

Less distributions:
Dividends from net investment income	—	—	(0.05)	—

Net asset value, end of period	$9.78	$8.77	$8.64	$7.05

Total return (b)†	11.52%	1.50%	23.38%	(29.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,774	$2,146	$2,199	$1,429
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.45%	1.45%	1.45%	1.45%
After waivers, reimbursements and fees paid indirectly (a)	1.43%	1.41%	1.42%	1.40%
Before waivers, reimbursements and fees paid indirectly (a)	4.80%	5.23%	5.98%	6.71%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.67)%	(0.81)%	(0.66)%	(0.74)%
After waivers, reimbursements and fees paid indirectly (a)	(0.65)%	(0.77)%	(0.63)%	(0.69)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.02)%	(4.59)%	(5.19)%	(6.00)%
Portfolio turnover rate (d)	40%	51%	31%	26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.31	$0.33	$0.34	$0.34

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
Class Y (formerly Class Z)	2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$8.79	$8.65	$7.06	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)	(0.05)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	1.08	0.20	1.69	(2.91)

Total from investment operations	1.04	0.15	1.66	(2.94)

Less distributions:
Dividends from net investment income	(0.01)	(0.01)	(0.07)	—

Net asset value, end of period	$9.82	$8.79	$8.65	$7.06

Total return (b)	11.83%	1.72%	23.66%	(29.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,191	$5,682	$6,028	$4,567
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.20%	1.20%	1.20%	1.20%
After waivers, reimbursements and fees paid indirectly (a)	1.18%	1.16%	1.17%	1.15%
Before waivers, reimbursements and fees paid indirectly (a)	4.55%	4.98%	5.73%	6.46%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.42)%	(0.56)%	(0.41)%	(0.49)%
After waivers, reimbursements and fees paid indirectly (a)	(0.40)%	(0.52)%	(0.38)%	(0.44)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.77)%	(4.34)%	(4.94)%	(5.75)%
Portfolio turnover rate (d)	40%	51%	31%	26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.31	$0.33	$0.34	$0.36

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A (New Class)	December 13, 2004* to October 31, 2005(c)(g)
Net asset value, beginning of period	$10.56

Income (loss) from investment operations:
Net investment income	0.03
Net realized and unrealized gain on investments and foreign currency transactions	0.35

Total from investment operations	0.38

Less distributions:
Dividends from net investment income	—

Net asset value, end of period	$10.94

Total return (b)†	3.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$401
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.65%
After waivers, reimbursements and fees paid indirectly (a)	1.61%
Before waivers, reimbursements and fees paid indirectly (a)	4.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.27%
After waivers, reimbursements and fees paid indirectly (a)	0.31%
Before waivers, reimbursements and fees paid indirectly (a)	(2.65)%
Portfolio turnover rate (d)	48%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.28

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
Class B	2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.78	$9.21	$7.70	$10.00

Income (loss) from investment operations:
Net investment (loss)	(0.02)	(0.07)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.96	0.64	1.61	(2.25)

Total from investment operations	0.94	0.57	1.56	(2.30)

Less distributions:
Dividends from net investment income	—	—	(0.05)	—

Net asset value, end of period	$10.72	$9.78	$9.21	$7.70

Total return (b)†	9.61%	6.19%	20.37%	23.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$229	$2,987	$2,765	$2,010
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	2.16%	2.15%	2.19%	2.13%
Before waivers, reimbursements and fees paid indirectly (a)	5.12%	5.55%	6.31%	6.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.28)%	(0.78)%	(0.62)%	(0.69)%
After waivers, reimbursements and fees paid indirectly (a)	(0.24)%	(0.73)%	(0.61)%	(0.62)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.20)%	(4.13)%	(4.73)%	(5.31)%
Portfolio turnover rate (d)	48%	52%	56%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.30	$0.32	$0.34	$0.33

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
Class C	2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.78	$9.21	$7.69	$10.00

Income (loss) from investment operations:
Net investment (loss)	(0.02)	(0.07)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.96	0.64	1.62	(2.26)

Total from investment operations	0.94	0.57	1.57	(2.31)

Less distributions:
Dividends from net investment income	—	—	(0.05)	—

Net asset value, end of period	$10.72	$9.78	$9.21	$7.69

Total return (b)†	9.61%	6.19%	20.53%	23.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$363	$392	$408	$293
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	2.16%	2.15%	2.19%	2.13%
Before waivers, reimbursements and fees paid indirectly (a)	5.12%	5.55%	6.31%	6.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.28)%	(0.78)%	(0.62)%	(0.69)%
After waivers, reimbursements and fees paid indirectly (a)	(0.24)%	(0.73)%	(0.61)%	(0.62)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.20)%	(4.13)%	(4.73)%	(5.31)%
Portfolio turnover rate (d)	48%	52%	56%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.30	$0.32	$0.34	$0.33

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
Class P (formerly Class A)	2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.92	$9.27	$7.75	$10.00

Income (loss) from investment operations:
Net investment income	0.05	— #	0.01	— #
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.98	0.65	1.62	(2.25)

Total from investment operations	1.03	0.65	1.63	(2.25)

Less distributions:
Dividends from net investment income	(0.02)	—	(0.11)	—

Net asset value, end of period	$10.93	$9.92	9.27	7.75

Total return (b)†	10.41%	7.01%	21.29%	(22.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,165	$2,317	$2,011	$1,335
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.45%	1.45%	1.45%	1.45%
After waivers, reimbursements and fees paid indirectly (a)	1.41%	1.40%	1.44%	1.38%
Before waivers, reimbursements and fees paid indirectly (a)	4.37%	4.80%	5.56%	6.08%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.47%	(0.03)%	0.13%	0.06%
After waivers, reimbursements and fees paid indirectly (a)	0.51%	0.02%	0.14%	0.13%
Before waivers, reimbursements and fees paid indirectly (a)	(2.45)%	(3.38)%	(3.98)%	(4.56)%
Portfolio turnover rate (d)	48%	52%	56%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.31	$0.33	$0.34	$0.32

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
Class Y (formerly Class Z)	2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.95	$9.28	$7.76	$10.00

Income (loss) from investment operations:
Net investment income	0.08	0.03	0.03	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.99	0.65	1.62	(2.26)

Total from investment operations	1.07	0.68	1.65	(2.24)

Less distributions:
Dividends from net investment income	(0.05)	(0.01)	(0.13)	—

Net asset value, end of period	$10.97	$9.95	$9.28	$7.76

Total return (b)	10.76%	7.29%	21.57%	(22.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,315	$6,949	$6,776	$5,248
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.20%	1.20%	1.20%	1.20%
After waivers, reimbursements and fees paid indirectly (a)	1.16%	1.15%	1.19%	1.13%
Before waivers, reimbursements and fees paid indirectly (a)	4.12%	4.55%	5.31%	5.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.72%	0.22%	0.38%	0.31%
After waivers, reimbursements and fees paid indirectly (a)	0.76%	0.27%	0.39%	0.38%
Before waivers, reimbursements and fees paid indirectly (a)	(2.20)%	(3.13)%	(3.73)%	(4.31)%
Portfolio turnover rate (d)	48%	52%	56%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.31	$0.33	$0.34	$0.34

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A (New Class)	December 13, 2004* to October 31, 2005(c)(g)
Net asset value, beginning of period	$11.61

Income from investment operations:
Net investment income	0.06
Net realized and unrealized gain on investments and foreign currency transactions	0.53

Total from investment operations	0.59

Less distributions:
Dividends from net investment income	(0.07)
Distributions from realized gains	(0.17)

Total dividends and distributions	(0.24)

Net asset value, end of period	$11.96

Total return (b)†	5.19%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$356
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.65%
After waivers, reimbursements and fees paid indirectly (a)	1.56%
Before waivers, reimbursements and fees paid indirectly (a)	3.38%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.47%
After waivers, reimbursements and fees paid indirectly (a)	0.56%
Before waivers, reimbursements and fees paid indirectly (a)	(1.26)%
Portfolio turnover rate (d)	85%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.18

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
Class B	2005(c)(g)	2004	2003(c)
Net asset value, beginning of period	$10.80	$9.46	$7.96	$10.00

Income (loss) from investment operations:
Net investment income (loss)	— #	0.01	— #	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.26	1.33	1.59	(2.02)

Total from investment operations	1.26	1.34	1.59	(2.04)

Less distributions:
Dividends from net investment income	(0.01)	—	(0.09)	—
Distributions from realized gains	(0.17)	—	—	—

Total dividends and distributions	(0.18)	—	(0.09)	—

Net asset value, end of period	$11.88	$10.80	$9.46	$7.96

Total return (b)†	11.60%	14.27%	20.28%	(20.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$332	$2,787	$2,818	$2,217
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	2.11%	2.02%	2.10%	2.10%
Before waivers, reimbursements and fees paid indirectly (a)	3.93%	5.68%	6.55%	6.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.08)%	(0.12)%	(0.07)%	(0.28)%
After waivers, reimbursements and fees paid indirectly (a)	0.01%	0.06%	0.03%	(0.18)%
Before waivers, reimbursements and fees paid indirectly (a)	(1.81)%	(3.60)%	(4.42)%	(5.01)%
Portfolio turnover rate (d)	85%	108%	148%	123%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.20	$0.36	$0.37	$0.35

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
Class C	2005(c)(g)	2004	2003(c)
Net asset value, beginning of period	$10.81	$9.46	$7.95	$10.00

Income (loss) from investment operations:
Net investment income (loss)	— #	0.01	— #	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.26	1.34	1.60	(2.03)

Total from investment operations	1.26	1.35	1.60	(2.05)

Less distributions:
Dividends from net investment income	(0.01)	—	(0.09)	—
Distributions from realized gains	(0.17)	—	—	—

Total dividends and distributions	(0.18)	—	(0.09)	—

Net asset value, end of period	$11.89	$10.81	$9.46	$7.95

Total return (b)†	11.70%	14.27%	20.28%	(20.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$494	$375	$386	$315
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	2.11%	2.02%	2.10%	2.10%
Before waivers, reimbursements and fees paid indirectly (a)	3.93%	5.68%	6.55%	6.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.08)%	(0.12)%	(0.07)%	(0.28)%
After waivers, reimbursements and fees paid indirectly (a)	0.01%	0.06%	0.03%	(0.18)%
Before waivers, reimbursements and fees paid indirectly (a)	(1.81)%	(3.60)%	(4.42)%	(5.01)%
Portfolio turnover rate (d)	85%	108%	148%	123%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.20	$0.36	$0.37	$0.36

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
Class P (formerly Class A)	2005(c)(g)	2004	2003(c)
Net asset value, beginning of period	$10.88	$9.51	$7.99	$10.00

Income (loss) from investment operations:
Net investment income	0.09	0.08	0.07	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.25	1.34	1.60	(2.05)

Total from investment operations	1.34	1.42	1.67	(2.01)

Less distributions:
Dividends from net investment income	(0.09)	(0.05)	(0.15)	—
Distributions from realized gains	(0.17)	—	—	—

Total dividends and distributions	(0.26)	(0.05)	(0.15)	—

Net asset value, end of period	$11.96	$10.88	$9.51	$7.99

Total return (b)†	12.48%	15.14%	21.11%	(20.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,108	$2,231	$1,990	$1,364
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.45%	1.45%	1.45%	1.45%
After waivers, reimbursements and fees paid indirectly (a)	1.36%	1.27%	1.35%	1.35%
Before waivers, reimbursements and fees paid indirectly (a)	3.18%	4.93%	5.80%	6.19%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.67%	0.63%	0.68%	0.47%
After waivers, reimbursements and fees paid indirectly (a)	0.76%	0.81%	0.78%	0.57%
Before waivers, reimbursements and fees paid indirectly (a)	(1.06)%	(2.85)%	(3.67)%	(4.26)%
Portfolio turnover rate (d)	85%	108%	148%	123%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.20	$0.36	$0.37	$0.35

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
Class Y (formerly Class Z)	2005(c)(g)	2004	2003(c)
Net asset value, beginning of period	$10.92	$9.54	$8.02	$10.00

Income from investment operations:
Net investment income	0.12	0.11	0.09	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.26	1.35	1.60	(2.04)

Total from investment operations	1.38	1.46	1.69	(1.98)

Less distributions:
Dividends from net investment income	(0.12)	(0.08)	(0.17)	—
Distributions from realized gains	(0.17)	—	—	—

Total dividends and distributions	(0.29)	(0.08)	(0.17)	—

Net asset value, end of period	$12.01	$10.92	$9.54	$8.02

Total return (b)	12.82%	15.37%	21.47%	(19.80)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,061	$6,924	$6,306	$5,318
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.20%	1.20%	1.20%	1.20%
After waivers, reimbursements and fees paid indirectly (a)	1.11%	1.02%	1.10%	1.10%
Before waivers, reimbursements and fees paid indirectly (a)	2.93%	4.68%	5.55%	5.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.92%	0.88%	0.93%	0.72%
After waivers, reimbursements and fees paid indirectly (a)	1.01%	1.06%	1.03%	0.82%
Before waivers, reimbursements and fees paid indirectly (a)	(0.81)%	(2.60)%	(3.42)%	(4.01)%
Portfolio turnover rate (d)	85%	108%	148%	123%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.21	$0.36	$0.37	$0.36

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A (New Class)	December 13, 2004* to October 31, 2005(c)(g)
Net asset value, beginning of period	$9.54

Income (loss) from investment operations:
Net investment loss	(0.13)
Net realized and unrealized gain on investments	0.50

Total from investment operations	0.37

Redemption fees	— #

Net asset value, end of period	$9.91

Total return (b)†	3.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$886
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.90%
After waivers, reimbursements and fees paid indirectly (a)	1.86%
Before waivers, reimbursements and fees paid indirectly (a)	4.80%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.54)%
After waivers, reimbursements and fees paid indirectly (a)	(1.50)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.44)%
Portfolio turnover rate (d)	80%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.25

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
Class B	2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$8.70	$8.36	$6.16	$10.00

Income (loss) from investment operations:
Net investment loss	(0.19)	(0.17)	(0.13)	(0.13)
Net realized and unrealized gain (loss) on investments	1.13	0.51	2.33	(3.71)

Total from investment operations	0.94	0.34	2.20	(3.84)

Net asset value, end of period	$9.64	$8.70	$8.36	$6.16

Total return (b)†	10.80%	4.07%	35.71%	(38.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$195	$3,263	$3,299	$2,094
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.45%	2.45%	2.45%	2.45%
After waivers, reimbursements and fees paid indirectly (a)	2.41%	2.20%	2.27%	2.37%
Before waivers, reimbursements and fees paid indirectly (a)	5.35%	5.99%	7.11%	7.97%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(2.09)%	(2.20)%	(2.04)%	(2.15)%
After waivers, reimbursements and fees paid indirectly (a)	(2.05)%	(1.95)%	(1.86)%	(2.07)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.99)%	(5.74)%	(6.70)%	(7.67)%
Portfolio turnover rate (d)	80%	86%	180%	192%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.27	$0.30	$0.32	$0.33

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
Class C	2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$8.67	$8.34	$6.15	$10.00

Income (loss) from investment operations:
Net investment loss	(0.19)	(0.17)	(0.13)	(0.13)
Net realized and unrealized gain (loss) on investments	1.14	0.50	2.32	(3.72)

Total from investment operations	0.95	0.33	2.19	(3.85)

Net asset value, end of period	$9.62	$8.67	$8.34	$6.15

Total return (b)†	10.83%	4.08%	35.61%	(38.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$331	$352	$376	$485
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.45%	2.45%	2.45%	2.45%
After waivers, reimbursements and fees paid indirectly (a)	2.41%	2.20%	2.27%	2.37%
Before waivers, reimbursements and fees paid indirectly (a)	5.35%	5.99%	7.11%	7.97%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(2.09)%	(2.20)%	(2.04)%	(2.15)%
After waivers, reimbursements and fees paid indirectly (a)	(2.05)%	(1.95)%	(1.86)%	(2.07)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.99)%	(5.74)%	(6.70)%	(7.67)%
Portfolio turnover rate (d)	80%	86%	180%	192%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.27	$0.30	$0.32	$0.33

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
Class P (formerly Class A)	2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$8.88	$8.47	$6.20	$10.00

Income (loss) from investment operations:
Net investment loss	(0.12)	(0.10)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments	1.16	0.51	2.35	(3.71)

Total from investment operations	1.04	0.41	2.27	(3.80)

Net asset value, end of period	$9.92	$8.88	$8.47	$6.20

Total return (b)†	11.59%	4.96%	36.61%	(38.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,094	$2,747	$2,440	$1,409
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.70%	1.70%	1.70%	1.70%
After waivers, reimbursements and fees paid indirectly (a)	1.66%	1.45%	1.52%	1.62%
Before waivers, reimbursements and fees paid indirectly (a)	4.60%	5.24%	6.36%	7.22%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.34)%	(1.45)%	(1.29)%	(1.40)%
After waivers, reimbursements and fees paid indirectly (a)	(1.30)%	(1.20)%	(1.11)%	(1.32)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.24)%	(4.99)%	(5.95)%	(6.92)%
Portfolio turnover rate (d)	80%	86%	180%	192%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.28	$0.31	$0.32	$0.34

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
Class Y (formerly Class Z)	2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$8.94	$8.51	$6.21	$10.00

Income (loss) from investment operations:
Net investment loss	(0.10)	(0.08)	(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	1.17	0.51	2.36	(3.71)

Total from investment operations	1.07	0.43	2.30	(3.79)

Net asset value, end of period	$10.01	$8.94	$8.51	$6.21

Total return (b)	11.97%	5.05%	37.04%	(37.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,385	$5,884	$5,841	$4,155
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.45%	1.45%	1.45%	1.45%
After waivers, reimbursements and fees paid indirectly (a)	1.41%	1.20%	1.27%	1.37%
Before waivers, reimbursements and fees paid indirectly (a)	4.35%	4.99%	6.11%	6.97%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.09)%	(1.20)%	(1.04)%	(1.15)%
After waivers, reimbursements and fees paid indirectly (a)	(1.05)%	(0.95)%	(0.86)%	(1.07)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.99)%	(4.74)%	(5.70)%	(6.67)%
Portfolio turnover rate (d)	80%	86%	180%	192%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.28	$0.31	$0.32	$0.36

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A (New Class)	December 13, 2004* to October 31, 2005(c)(g)
Net asset value, beginning of period	$11.79

Income (loss) from investment operations:
Net investment loss	(0.06)
Net realized and unrealized loss on investments and foreign currency transactions	0.46

Total from investment operations	0.40

Net asset value, end of period	$12.19

Total return (b)†	3.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,233
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.90%
After waivers, reimbursements and fees paid indirectly (a)	1.88%
Before waivers, reimbursements and fees paid indirectly (a)	4.35%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.56)%
After waivers, reimbursements and fees paid indirectly (a)	(0.54)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.01)%
Portfolio turnover rate (d)	72%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.27

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
Class B	2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$10.81	$9.71	$7.15	$10.00

Income (loss) from investment operations:
Net investment loss	(0.13)	(0.11)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.27	1.21	2.65	(2.76)

Total from investment operations	1.14	1.10	2.57	(2.85)

Less distributions:
Dividends from net investment income	—	—	(0.01)	—

Redemption fees	— #	—	—	—

Net asset value, end of period	$11.95	$10.81	$9.71	$7.15

Total return (b)†	10.55%	11.33%	35.90%	(28.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$412	$3,803	$3,661	$2,451
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.45%	2.45%	2.45%	2.45%
After waivers, reimbursements and fees paid indirectly (a)	2.43%	2.37%	2.43%	2.32%
Before waivers, reimbursements and fees paid indirectly (a)	4.90%	5.25%	6.18%	6.61%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.11)%	(1.13)%	(1.00)%	(1.23)%
After waivers, reimbursements and fees paid indirectly (a)	(1.09)%	(1.05)%	(0.98)%	(1.10)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.56)%	(3.93)%	(4.73)%	(5.39)%
Portfolio turnover rate (d)	72%	68%	78%	112%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.29	$0.29	$0.30	$0.29

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
Class C	2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$10.80	$9.70	$7.15	$10.00

Income (loss) from investment operations:
Net investment loss	(0.13)	(0.11)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.26	1.21	2.64	(2.76)

Total from investment operations	1.13	1.10	2.56	(2.85)

Less distributions:
Dividends from net investment income	—	—	(0.01)	—

Net asset value, end of period	$11.93	$10.80	$9.70	$7.15

Total return (b)†	10.36%	11.44%	35.76%	(28.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$542	$461	$490	$550
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.45%	2.45%	2.45%	2.45%
After waivers, reimbursements and fees paid indirectly (a)	2.43%	2.37%	2.43%	2.32%
Before waivers, reimbursements and fees paid indirectly (a)	4.90%	5.25%	6.18%	6.61%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.11)%	(1.13)%	(1.00)%	(1.23)%
After waivers, reimbursements and fees paid indirectly (a)	(1.09)%	(1.05)%	(0.98)%	(1.10)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.56)%	(3.93)%	(4.73)%	(5.39)%
Portfolio turnover rate (d)	72%	68%	78%	112%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.29	$0.29	$0.30	$0.29

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
Class P (formerly Class A)	2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$10.98	$9.78	$7.20	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)	(0.03)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.26	1.23	2.65	(2.77)

Total from investment operations	1.22	1.20	2.63	(2.80)

Less distributions:
Dividends from net investment income	—	—	(0.05)	—

Net asset value, end of period	$12.20	$10.98	$9.78	$7.20

Total return (b)†	11.11%	12.27%	36.84%	(28.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,579	$3,921	$3,770	$2,902
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.70%	1.70%	1.70%	1.70%
After waivers, reimbursements and fees paid indirectly (a)	1.68%	1.62%	1.68%	1.57%
Before waivers, reimbursements and fees paid indirectly (a)	4.15%	4.50%	5.43%	5.86%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.36)%	(0.38)%	(0.25)%	(0.48)%
After waivers, reimbursements and fees paid indirectly (a)	(0.34)%	(0.30)%	(0.23)%	(0.35)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.81)%	(3.18)%	(3.98)%	(4.64)%
Portfolio turnover rate (d)	72%	68%	78%	112%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.29	$0.30	$0.30	$0.28

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
Class Y (formerly Class Z)	2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$11.00	$9.79	$7.21	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.01)	— #	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.28	1.23	2.65	(2.77)

Total from investment operations	1.27	1.22	2.65	(2.79)

Less distributions:
Dividends from net investment income	—	(0.01)	(0.07)	—

Net asset value, end of period	$12.27	$11.00	$9.79	$7.21

Total return (b)	11.55%	12.51%	37.13%	(27.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,233	$7,555	$7,017	$5,167
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.45%	1.45%	1.45%	1.45%
After waivers, reimbursements and fees paid indirectly (a)	1.43%	1.37%	1.43%	1.32%
Before waivers, reimbursements and fees paid indirectly (a)	3.90%	4.25%	5.18%	5.61%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.11)%	(0.13)%	0.00%@	(0.23)%
After waivers, reimbursements and fees paid indirectly (a)	(0.09)%	(0.05)%	0.02%	(0.10)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.56)%	(2.93)%	(3.73)%	(4.39)%
Portfolio turnover rate (d)	72%	68%	78%	112%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.30	$0.30	$0.30	$0.30

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A (New Class)	December 13, 2004* to October 31, 2005(c)(g)
Net asset value, beginning of period	$12.19

Income from investment operations:
Net investment income	0.05
Net realized and unrealized gain on investments and foreign currency transactions	1.03

Total from investment operations	1.08

Less distributions:
Dividends from net investment income	(0.09)
Distributions from realized gains	(0.03)

Total dividends and distributions	(0.12)

Net asset value, end of period	$13.15

Total return (b)†	8.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,729
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.10%
After waivers, reimbursements and fees paid indirectly (a)	2.06%
Before waivers, reimbursements and fees paid indirectly (a)	3.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.37%
After waivers, reimbursements and fees paid indirectly (a)	0.41%
Before waivers, reimbursements and fees paid indirectly (a)	(1.23)%
Portfolio turnover rate (d)	73%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.18

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
Class B	2005(c)(g)	2004	2003(c)
Net asset value, beginning of period	$11.32	$9.72	$7.86	$10.00

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.03)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.79	1.63	1.92	(2.11)

Total from investment operations	1.77	1.60	1.90	(2.14)

Less distributions:
Dividends from net investment income	(0.02)	—	(0.04)	—
Distributions from realized gains	(0.03)	—	—	—

Total dividends and distributions	(0.05)	—	(0.04)	—

Net asset value, end of period	$13.04	$11.32	$9.72	$7.86

Total return (b)†	15.70%	16.46%	24.23%	(21.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$744	$2,806	$2,423	$1,814
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.65%	2.65%	2.65%	2.65%
After waivers, reimbursements and fees paid indirectly (a)	2.61%	2.38%	2.61%	2.61%
Before waivers, reimbursements and fees paid indirectly (a)	4.25%	6.47%	7.77%	8.40%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.18)%	(0.50)%	(0.26)%	(0.36)%
After waivers, reimbursements and fees paid indirectly (a)	(0.14)%	(0.23)%	(0.22)%	(0.32)%
Before waivers, reimbursements and fees paid indirectly (a)	(1.78)%	(4.32)%	(5.38)%	(6.12)%
Portfolio turnover rate (d)	73%	67%	92%	27%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.20	$0.41	$0.43	$0.43

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
Class C	2005(c)(g)	2004	2003(c)
Net asset value, beginning of period	$11.33	$9.72	$7.87	$10.00

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.03)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.78	1.64	1.91	(2.10)

Total from investment operations	1.76	1.61	1.89	(2.13)

Less distributions:
Dividends from net investment income	(0.02)	—	(0.04)	—
Distributions from realized gains	(0.03)	—	—	—

Total dividends and distributions	(0.05)	—	(0.04)	—

Redemption fees	— #	—	—	—

Net asset value, end of period	$13.04	$11.33	$9.72	$7.87

Total return (b)†	15.60%	16.56%	24.08%	(21.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$682	$349	$305	$213
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.65%	2.65%	2.65%	2.65%
After waivers, reimbursements and fees paid indirectly (a)	2.61%	2.38%	2.61%	2.61%
Before waivers, reimbursements and fees paid indirectly (a)	4.25%	6.47%	7.77%	8.40%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.18)%	(0.50)%	(0.26)%	(0.36)%
After waivers, reimbursements and fees paid indirectly (a)	(0.14)%	(0.23)%	(0.22)%	(0.32)%
Before waivers, reimbursements and fees paid indirectly (a)	(1.78)%	(4.32)%	(5.38)%	(6.12)%
Portfolio turnover rate (d)	73%	67%	92%	27%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.20	$0.41	$0.43	$0.44

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
Class P (formerly Class A)	2005(c)(g)	2004	2003(c)
Net asset value, beginning of period	$11.41	$9.77	$7.91	$10.00

Income (loss) from investment operations:
Net investment income	0.08	0.06	0.04	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.79	1.63	1.91	(2.12)

Total from investment operations	1.87	1.69	1.95	(2.09)

Less distributions:
Dividends from net investment income	(0.11)	(0.05)	(0.09)	—
Distributions from realized gains	(0.03)	—	—	—

Total dividends and distributions	(0.14)	(0.05)	(0.09)	—

Net asset value, end of period	$13.14	$11.41	$9.77	$7.91

Total return (b)†	16.55%	17.39%	25.02%	(20.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,208	$1,982	$1,562	$1,059
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.90%	1.90%	1.90%	1.90%
After waivers, reimbursements and fees paid indirectly (a)	1.86%	1.63%	1.86%	1.86%
Before waivers, reimbursements and fees paid indirectly (a)	3.50%	5.72%	7.02%	7.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.57%	0.25%	0.49%	0.39%
After waivers, reimbursements and fees paid indirectly (a)	0.61%	0.52%	0.53%	0.43%
Before waivers, reimbursements and fees paid indirectly (a)	(1.03)%	(3.57)%	(4.63)%	(5.37)%
Portfolio turnover rate (d)	73%	67%	92%	27%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.20	$0.41	$0.43	$0.43

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
Class Y (formerly Class Z)	2005(c)(g)	2004	2003(c)
Net asset value, beginning of period	$11.44	$9.80	$7.93	$10.00

Income (loss) from investment operations:
Net investment income	0.11	0.08	0.07	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.81	1.64	1.91	(2.12)

Total from investment operations	1.92	1.72	1.98	(2.07)

Less distributions:
Dividends from net investment income	(0.15)	(0.08)	(0.11)	—
Distributions from realized gains	(0.03)	—	—	—

Total dividends and distributions	(0.18)	(0.08)	(0.11)	—

Net asset value, end of period	$13.18	$11.44	$9.80	$7.93

Total return (b)	16.79%	17.73%	25.40%	(20.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,503	$7,119	$6,164	$5,055
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.65%	1.65%	1.65%	1.65%
After waivers, reimbursements and fees paid indirectly (a)	1.61%	1.38%	1.61%	1.61%
Before waivers, reimbursements and fees paid indirectly (a)	3.25%	5.47%	6.77%	7.40%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.82%	0.50%	0.74%	0.64%
After waivers, reimbursements and fees paid indirectly (a)	0.86%	0.77%	0.78%	0.68%
Before waivers, reimbursements and fees paid indirectly (a)	(0.78)%	(3.32)%	(4.38)%	(5.12)%
Portfolio turnover rate (d)	73%	67%	92%	27%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.20	$0.42	$0.43	$0.44

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS — (Continued)

December 13, 2004* to October 31, 2005(c)(g)
Class A (New Class)
Net asset value, beginning of period	$9.53

Income (loss) from investment operations:
Net investment loss	(0.08)
Net realized and unrealized loss on investments and foreign currency transactions	0.46

Total from investment operations	0.38

Redemption fees	— #

Net asset value, end of period	$9.91

Total return (b)†	3.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,301
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.15%
After waivers, reimbursements and fees paid indirectly (a)	1.40%
Before waivers, reimbursements and fees paid indirectly (a)	4.43%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.62)%
After waivers, reimbursements and fees paid indirectly (a)	(0.87)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.90)%
Portfolio turnover rate (d)	252%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.20

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
	2005(c)(g)	2004(c)	2003(c)
Class B
Net asset value, beginning of period	$8.67	$8.97	$5.74	$10.00

Income (loss) from investment operations:
Net investment loss	(0.14)	(0.20)	(0.17)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.14	(0.10)	3.41	(4.12)

Total from investment operations	1.00	(0.30)	3.24	(4.26)

Less distributions:
Dividends from net investment income	—	—	(0.01)	—

Redemption fees	— #	—	—	—

Net asset value, end of period	$9.67	$8.67	$8.97	$5.74

Total return (b)†	11.53%	(3.34)%	56.41%	(42.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,012	$1,035	$1,056	$429
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.70%	2.70%	2.70%	2.70%
After waivers, reimbursements and fees paid indirectly (a)	1.95%	2.49%	2.67%	2.67%
Before waivers, reimbursements and fees paid indirectly (a)	4.98%	8.09%	10.01%	10.13%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(2.17)%	(2.48)%	(2.44)%	(2.44)%
After waivers, reimbursements and fees paid indirectly (a)	(1.42)%	(2.27)%	(2.41)%	(2.41)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.45)%	(7.87)%	(9.75)%	(9.87)%
Portfolio turnover rate (d)	252%	172%	125%	154%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.22	$0.47	$0.51	$0.43

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
	2005(c)(g)	2004(c)	2003(c)
Class C
Net asset value, beginning of period	$8.67	$8.97	$5.74	$10.00

Income (loss) from investment operations:
Net investment loss	(0.14)	(0.20)	(0.17)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.14	(0.10)	3.41	(4.12)

Total from investment operations	1.00	(0.30)	3.24	(4.26)

Less distributions:
Dividends from net investment income	—	—	(0.01)	—

Redemption fees	— #	—	—	—

Net asset value, end of period	$9.67	$8.67	$8.97	$5.74

Total return (b)†	11.53%	(3.34)%	56.41%	(42.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,753	$67	$62	$41
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.70%	2.70%	2.70%	2.70%
After waivers, reimbursements and fees paid indirectly (a)	1.95%	2.49%	2.67%	2.67%
Before waivers, reimbursements and fees paid indirectly (a)	4.98%	8.09%	10.01%	10.13%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(2.17)%	(2.48)%	(2.44)%	(2.44)%
After waivers, reimbursements and fees paid indirectly (a)	(1.42)%	(2.27)%	(2.41)%	(2.41)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.45)%	(7.87)%	(9.75)%	(9.87)%
Portfolio turnover rate (d)	252%	172%	125%	154%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.22	$0.47	$0.50	$0.46

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
	2005(c)(g)	2004(c)	2003(c)
Class P (formerly Class A)
Net asset value, beginning of period	$8.84	$9.07	$5.77	$10.00

Income (loss) from investment operations:
Net investment loss	(0.06)	(0.14)	(0.12)	(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.15	(0.09)	3.44	(4.13)

Total from investment operations	1.09	(0.23)	3.32	(4.23)

Less distributions:
Dividends from net investment income	—	—	(0.02)	—

Net asset value, end of period	$9.93	$8.84	$9.07	$5.77

Total return (b)†	12.33%	(2.54)%	57.67%	(42.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,297	$477	$480	$219
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.95%	1.95%	1.95%	1.95%
After waivers, reimbursements and fees paid indirectly (a)	1.20%	1.74%	1.92%	1.92%
Before waivers, reimbursements and fees paid indirectly (a)	4.23%	7.34%	9.26%	9.38%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.42)%	(1.73)%	(1.69)%	(1.69)%
After waivers, reimbursements and fees paid indirectly (a)	(0.67)%	(1.52)%	(1.66)%	(1.66)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.70)%	(7.12)%	(9.00)%	(9.12)%
Portfolio turnover rate (d)	252%	172%	125%	154%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.21	$0.48	$0.52	$0.44

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
	2005(c)(g)	2004(c)	2003(c)
Class Y (formerly Class Z)
Net asset value, beginning of period	$8.87	$9.09	$5.78	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)	(0.11)	(0.10)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.16	(0.11)	3.44	(4.13)

Total from investment operations	1.12	(0.22)	3.34	(4.22)

Less distributions:
Dividends from net investment income	—	— #	(0.03)	—

Net asset value, end of period	$9.99	$8.87	$9.09	$5.78

Total return (b)	12.63%	(2.39)%	58.14%	(42.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,337	$5,474	$5,954	$3,494
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.70%	1.70%	1.70%	1.70%
After waivers, reimbursements and fees paid indirectly (a)	0.95%	1.49%	1.67%	1.67%
Before waivers, reimbursements and fees paid indirectly (a)	3.98%	7.09%	9.01%	9.13%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.17)%	(1.48)%	(1.44)%	(1.44)%
After waivers, reimbursements and fees paid indirectly (a)	(0.42)%	(1.27)%	(1.41)%	(1.41)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.45)%	(6.87)%	(8.75)%	(8.87)%
Portfolio turnover rate (d)	252%	172%	125%	154%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.21	$0.48	$0.51	$0.47

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

FINANCIAL HIGHLIGHTS — (Continued)

December 13, 2004* to October 31, 2005(c)(g)
Class A (New Class)
Net asset value, beginning of period	$11.07

Income (loss) from investment operations:
Net investment loss	(0.11)
Net realized and unrealized loss on investments and foreign currency transactions	0.63

Total from investment operations	0.52

Redemption fees	— #

Less distributions:
Distributions from realized gains	(0.61)

Net asset value, end of period	$10.98

Total return (b)†	4.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$408
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.15%
After waivers, reimbursements and fees paid indirectly (a)	2.12%
Before waivers, reimbursements and fees paid indirectly (a)	6.07%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.14)%
After waivers, reimbursements and fees paid indirectly (a)	(1.11)%
Before waivers, reimbursements and fees paid indirectly (a)	(5.06)%
Portfolio turnover rate (d)	115%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.38

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
	2005(c)(g)	2004(c)	2003(c)
Class B
Net asset value, beginning of period	$10.25	$9.30	$8.02	$10.00

Income (loss) from investment operations:
Net investment loss	(0.17)	(0.17)	(0.15)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.26	1.12	1.44	(1.84)

Total from investment operations	1.09	0.95	1.29	(1.98)

Less distributions:
Dividends from net investment income	—	—	(0.01)	—
Distributions from realized gains	(0.61)	—	—	—

Total dividends and distributions	(0.61)	—	(0.01)	—

Net asset value, end of period	$10.73	$10.25	$9.30	$8.02

Total return (b)†	10.70%	10.32%	15.89%	(19.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$234	$1,288	$1,126	$932
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.70%	2.70%	2.70%	2.70%
After waivers, reimbursements and fees paid indirectly (a)	2.67%	2.63%	2.69%	2.68%
Before waivers, reimbursements and fees paid indirectly (a)	6.62%	7.25%	8.15%	8.58%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.69)%	(1.71)%	(1.72)%	(1.90)%
After waivers, reimbursements and fees paid indirectly (a)	(1.66)%	(1.64)%	(1.71)%	(1.88)%
Before waivers, reimbursements and fees paid indirectly (a)	(5.61)%	(6.26)%	(7.17)%	(7.78)%
Portfolio turnover rate (d)	115%	127%	103%	102%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.41	$0.46	$0.47	$0.42

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
	2005(c)(g)	2004(c)	2003(c)
Class C
Net asset value, beginning of period	$10.26	$9.30	$8.03	$10.00

Income (loss) from investment operations:
Net investment loss	(0.17)	(0.17)	(0.15)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.25	1.13	1.43	(1.83)

Total from investment operations	1.08	0.96	1.28	(1.97)

Less distributions:
Dividends from net investment income	—	—	(0.01)	—
Distributions from realized gains	(0.61)	—	—	—

Total dividends and distributions	(0.61)	—	(0.01)	—

Redemption fees	— #	—	—	—

Net asset value, end of period	$10.73	$10.26	$9.30	$8.03

Total return (b)†	10.70%	10.32%	15.89%	(19.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$183	$98	$165	$157
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.70%	2.70%	2.70%	2.70%
After waivers, reimbursements and fees paid indirectly (a)	2.67%	2.63%	2.69%	2.68%
Before waivers, reimbursements and fees paid indirectly (a)	6.62%	7.25%	8.15%	8.58%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.69)%	(1.71)%	(1.72)%	(1.90)%
After waivers, reimbursements and fees paid indirectly (a)	(1.66)%	(1.64)%	(1.71)%	(1.88)%
Before waivers, reimbursements and fees paid indirectly (a)	(5.61)%	(6.26)%	(7.17)%	(7.78)%
Portfolio turnover rate (d)	115%	127%	103%	102%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.41	$0.46	$0.47	$0.43

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
	2005(c)(g)	2004(c)	2003(c)
Class P (formerly Class A)
Net asset value, beginning of period	$10.42	$9.38	$8.07	$10.00

Income (loss) from investment operations:
Net investment loss	(0.10)	(0.09)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.27	1.13	1.43	(1.85)

Total from investment operations	1.17	1.04	1.35	(1.93)

Less distributions:
Dividends from net investment income	—	—	(0.04)	—
Distributions from realized gains	(0.61)	—	—	—

Total dividends and distributions	(0.61)	—	(0.04)	—

Net asset value, end of period	$10.98	$10.42	$9.38	$8.07

Total return (b)†	11.43%	11.09%	16.78%	(19.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,796	$848	$801	$561
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.95%	1.95%	1.95%	1.95%
After waivers, reimbursements and fees paid indirectly (a)	1.92%	1.88%	1.94%	1.93%
Before waivers, reimbursements and fees paid indirectly (a)	5.87%	6.50%	7.40%	7.83%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.94)%	(0.96)%	(0.97)%	(1.15)%
After waivers, reimbursements and fees paid indirectly (a)	(0.91)%	(0.89)%	(0.96)%	(1.13)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.86)%	(5.51)%	(6.42)%	(7.03)%
Portfolio turnover rate (d)	115%	127%	103%	102%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.42	$0.47	$0.47	$0.42

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
	2005(c)(g)	2004(c)	2003(c)
Class Y (formerly Class Z)
Net asset value, beginning of period	$10.47	$9.41	$8.09	$10.00

Income (loss) from investment operations:
Net investment loss	(0.07)	(0.07)	(0.06)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.28	1.13	1.44	(1.84)

Total from investment operations	1.21	1.06	1.38	(1.91)

Less distributions:
Dividends from net investment income	—	— #	(0.06)	—
Distributions from realized gains	(0.61)	—	—	—

Total dividends and distributions	(0.61)	— #	(0.06)	—

Net asset value, end of period	$11.07	$10.47	$9.41	$8.09

Total return (b)	11.77%	11.32%	17.16%	(19.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,566	$6,277	$5,670	$4,884
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.70%	1.70%	1.70%	1.70%
After waivers, reimbursements and fees paid indirectly (a)	1.67%	1.63%	1.69%	1.68%
Before waivers, reimbursements and fees paid indirectly (a)	5.62%	6.25%	7.15%	7.58%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.69)%	(0.71)%	(0.72)%	(0.90)%
After waivers, reimbursements and fees paid indirectly (a)	(0.66)%	(0.64)%	(0.71)%	(0.88)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.61)%	(5.26)%	(6.17)%	(6.78)%
Portfolio turnover rate (d)	115%	127%	103%	102%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.42	$0.47	$0.47	$0.44

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

FINANCIAL HIGHLIGHTS — (Continued)

December 13, 2004* to October 31, 2005(c)(g)
Class A (New Class)
Net asset value, beginning of period	$10.22

Income (loss) from investment operations:
Net investment income	0.28
Net realized and unrealized loss on investments and foreign currency transactions	(0.24)

Total from investment operations	0.04

Redemption fees	— #

Less distributions:
Dividends from net investment income	(0.29)
Distributions from realized gains	(0.14)

Total dividends and distributions	(0.43)

Net asset value, end of period	$9.83

Total return (b)†	0.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$39,508
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.25%
Before waivers and reimbursements (a)	2.37%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.11%
Before waivers and reimbursements (a)	1.99%
Portfolio turnover rate (d)	736%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.10

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
	2005(c)(g)	2004(c)	2003(c)
Class B
Net asset value, beginning of period	$10.21	$10.23	$10.20	$10.00

Income (loss) from investment operations:
Net investment income	0.26	0.17	0.19	0.26
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.26)	0.24	0.32	0.18

Total from investment operations	0.00	0.41	0.51	0.44

Less distributions:
Dividends from net investment income	(0.26)	(0.24)	(0.27)	(0.24)
Distributions from realized gains	(0.14)	(0.19)	(0.21)	—

Total dividends and distributions	(0.40)	(0.43)	(0.48)	(0.24)

Redemption fees	—	—	—	—

Net asset value, end of period	$9.81	$10.21	$10.23	$10.20

Total return (b)†	0.07%	4.02%	5.14%	4.42%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$24,373	$7,380	$9,647	$8,989
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.80%	1.80%	1.80%	1.80%
Before waivers and reimbursements (a)	2.92%	3.19%	3.00%	3.33%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	2.56%	1.68%	1.84%	2.94%
Before waivers and reimbursements (a)	1.44%	0.29%	0.64%	1.41%
Portfolio turnover rate (d)	736%	564%	566%	422%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.11	$0.14	$0.12	$0.13

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
	2005(c)(g)	2004(c)	2003(c)
Class C
Net asset value, beginning of period	$10.20	$10.22	$10.19	$10.00

Income (loss) from investment operations:
Net investment income	0.26	0.17	0.19	0.25
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.26)	0.24	0.32	0.18

Total from investment operations	0.00	0.41	0.51	0.43

Less distributions:
Dividends from net investment income	(0.26)	(0.24)	(0.27)	(0.24)
Distributions from realized gains	(0.14)	(0.19)	(0.21)	—

Total dividends and distributions	(0.40)	(0.43)	(0.48)	(0.24)

Redemption fees	— #	—	—	—

Net asset value, end of period	$9.80	$10.20	$10.22	$10.19

Total return (b)†	(0.03)%	4.12%	5.14%	4.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,819	$1,000	$1,538	$1,960
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.80%	1.80%	1.80%	1.80%
Before waivers and reimbursements (a)	2.92%	3.19%	3.00%	3.33%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	2.56%	1.68%	1.84%	2.94%
Before waivers and reimbursements (a)	1.44%	0.29%	0.64%	1.41%
Portfolio turnover rate (d)	736%	564%	566%	422%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.11	$0.14	$0.12	$0.13

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
	2005(c)(g)	2004(c)	2003(c)
Class P (formerly Class A)
Net asset value, beginning of period	$10.23	$10.25	$10.22	$10.00

Income (loss) from investment operations:
Net investment income	0.33	0.25	0.27	0.31
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.27)	0.24	0.32	0.19

Total from investment operations	0.06	0.49	0.59	0.50

Less distributions:
Dividends from net investment income	(0.33)	(0.32)	(0.35)	(0.28)
Distributions from realized gains	(0.14)	(0.19)	(0.21)	—

Total dividends and distributions	(0.47)	(0.51)	(0.56)	(0.28)

Net asset value, end of period	$9.82	$10.23	$10.25	$10.22

Total return (b)†	0.63%	4.91%	5.93%	5.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,977	$4,287	$4,514	$4,837
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%	1.05%	1.05%	1.05%
Before waivers and reimbursements (a)	2.17%	2.44%	2.25%	2.58%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.31%	2.43%	2.59%	3.69%
Before waivers and reimbursements (a)	2.19%	1.04%	1.39%	2.16%
Portfolio turnover rate (d)	736%	564%	566%	422%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.11	$0.14	$0.12	$0.13

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

FINANCIAL HIGHLIGHTS — (Concluded)

	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
	2005(c)(g)	2004(c)	2003(c)
Class Y (formerly Class Z)
Net asset value, beginning of period	$10.23	$10.25	$10.22	$10.00

Income (loss) from investment operations:
Net investment income	0.36	0.27	0.29	0.33
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.26)	0.24	0.33	0.19

Total from investment operations	0.10	0.51	0.62	0.52

Less distributions:
Dividends from net investment income	(0.36)	(0.34)	(0.38)	(0.30)
Distributions from realized gains	(0.14)	(0.19)	(0.21)	—

Total dividends and distributions	(0.50)	(0.53)	(0.59)	(0.30)

Net asset value, end of period	$9.83	$10.23	$10.25	$10.22

Total return (b)	0.98%	5.17%	6.19%	5.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$39,747	$26,206	$26,589	$28,552
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.80%	0.80%	0.80%	0.80%
Before waivers and reimbursements (a)	1.92%	2.19%	2.00%	2.33%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.56%	2.68%	2.84%	3.94%
Before waivers and reimbursements (a)	2.44%	1.29%	1.64%	2.41%
Portfolio turnover rate (d)	736%	564%	566%	422%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.11	$0.14	$0.12	$0.13

*	Commencement of operations.

**	Prior to October 31, 2005, these ratios and per share amounts were not provided.

#	Per share amount is less than $0.005.

@	Ratio amount is less than 0.005%

†	The total returns for Class A, Class B, Class C and Class P do not include sales charges.

(a)	Ratios for periods of less than one year are annualized.

(b)	Total return for periods less than one year are not annualized.

(c)	Net investment income and capital changes are based on daily average shares outstanding.

(d)	Portfolio turnover rate for periods less than one year are not annualized.

(e)	On June 3, 2005, the Fund received, through a merger, the assets and liabilities of the Enterprise Managed Fund. The information from January 1, 2000 through October 31, 2004 is that of the predecessor Enterprise Managed Fund. Information for the year ended October 31, 2005 includes the results of the operations of the predecessor Enterprise Managed Fund from November 1, 2004 through June 3, 2005.

(f)	The ratios shown are Effective Ratios. During the period when the fund was the Enterprise Managed Fund, the expense limitations were 1.45%, 2.00%, 2.00, and 1.00% for Class A, Class B, Class C, and Class Y, respectively. During the period when the fund was AXA Enterprise Moderate-Plus Allocation Fund, the expense limitations were 0.75%, 1.30%, 1.30%, and 0.30% for Class A, Class B, Class C, and Class Y, respectively.

(g)	Reflects overall fund ratios adjusted for class specific expenses.

(h)	Reflects purchases and sales from change in investment strategy due to reorganization.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2005

Note 1 Organization Significant Accounting Policies

AXA Enterprise Multimanager Funds Trust (the “Trust”) was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as (the “1940 Act”), as an open-end management investment company with seven diversified Funds and six non-diversified Funds (each a “Fund”). The non-diversified Funds are: AXA Enterprise Conservative Allocation Fund, AXA Enterprise Moderate Allocation Fund, AXA Enterprise Moderate-Plus Allocation Fund (formerly Enterprise Managed Fund), AXA Enterprise Aggressive Allocation Fund (collectively the “Allocation Funds”), AXA Enterprise Multimanager Technology Fund and AXA Enterprise Multimanager Health Care Fund. The investment manager to each Fund is AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”). The day-to-day portfolio management of each Fund, other than the Allocation Funds, is provided by multiple investment sub-advisers (each an “Adviser”). On January 10, 2005, AXA Equitable contributed $10,000 per class in seed capital to each of the Allocation Funds, except the AXA Enterprise Moderate-Plus Allocation Fund.

On December 13, 2004, the Trust changed its name from “AXA Premier Funds Trust” to “AXA Enterprise Multimanager Funds Trust” with a corresponding name change on each Fund.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

The Allocation Funds are types of mutual funds often described as “fund of funds.” Each Allocation Fund pursues its investment objective by investing exclusively in other mutual funds managed by AXA Equitable.

All of the Funds (except the Allocation Funds) employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Fund and each is responsible for investing a specific allocated portion of the Fund’s assets. Because each Adviser will be managing its allocated portion of the Fund independently from the other Advisers, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Fund. Because each Adviser directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other Advisers, the Fund may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Fund.

During the reporting period, each Fund had five classes of shares outstanding: Class A (new class during this period), Class B, Class C, Class P (formerly Class A), and Class Y (formerly Class Z) with the exception of the four Allocation Funds, which had four classes of shares outstanding: Class A, Class B, Class C, and Class Y. Each Fund is authorized to issue an unlimited number of shares with a par value of $0.001. Under the Trust’s multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution and service fees under the Distribution Plan.

The investment objectives of each Fund are as follows:

AXA Enterprise Conservative Allocation Fund — Seeks a high level of current income.

AXA Enterprise Moderate Allocation Fund — Seeks long-term capital appreciation and current income.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2005

AXA Enterprise Moderate-Plus Allocation Fund (formerly Enterprise Managed Fund) — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Enterprise Aggressive Allocation Fund — Long-term capital appreciation.

AXA Enterprise Multimanager Growth Fund (advised by Alliance Capital Management L.P. (“Alliance”) (an affiliate of AXA Equitable), RCM Capital Management LLC (“RCM”) and TCW Investment Management Company (“TCW”)) — Long-term growth of capital.

AXA Enterprise Multimanager Core Equity Fund (advised by Alliance Capital Management L.P. (Bernstein Unit) (“Alliance (Bernstein Unit)”) (an affiliate of AXA Equitable), Janus Capital Management LLC and Thornburg Investment Management, Inc.) — Long-term growth of capital.

AXA Enterprise Multimanager Value Fund (advised by Alliance, Institutional Capital Corporation and MFS Investment Management) — Long-term growth of capital.

AXA Enterprise Multimanager Mid Cap Growth Fund (advised by Alliance, Franklin Advisers, Inc. and Provident Investment Counsel, Inc.) — Long-term growth of capital.

AXA Enterprise Multimanager Mid Cap Value Fund (advised by AXA Rosenberg Investment Management LLC (an affiliate of AXA Equitable), TCW and Wellington Management Company, LLP (“Wellington”)) —Long-term growth of capital.

AXA Enterprise Multimanager International Equity Fund (advised by Alliance (Bernstein Unit), J.P. Morgan Investment Management Inc. and Marsico Capital Management, LLC) — Long-term growth of capital.

AXA Enterprise Multimanager Technology Fund (advised by Firsthand Capital Management, Inc., RCM and Wellington) — Long-term growth of capital.

AXA Enterprise Multimanager Health Care Fund (advised by A I M Capital Management, Inc., RCM and Wellington) — Long-term growth of capital.

AXA Enterprise Multimanager Core Bond Fund (advised by BlackRock Advisors, Inc. and Pacific Investment Management Company LLC) — To seek a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2005

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depositary Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Investments in the Allocation Funds are valued based on the net asset value per share of each underlying fund, which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Fund when the Trust’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on debt securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2005

Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of the Trust not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods.

All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (“Code”) applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Funds. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Funds to which such gains are attributable. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for deferred organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes. The tax composition of distributed and undistributed income and gains for the years ended October 31, 2005 and October 31, 2004, were as follows:

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2005

	Year Ended October 31, 2005					Year Ended October 31, 2004
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income		Accumulated Undistributed Long Term Gains
AXA Enterprise Aggressive Allocation Fund	$—	$—	$34,906	$—	$—	$—	$—		$—
AXA Enterprise Conservative Allocation Fund	—	—	21,740	—	—	—	—		—
AXA Enterprise Moderate Allocation Fund	—	—	83,958	—	—	—	—		—
AXA Enterprise Moderate-Plus Allocation Fund	666,746	—	499,889	—	—	—	320,976	*	—
AXA Enterprise Multimanager Growth Fund	5,977	—	—	—	5,950	—	—		—
AXA Enterprise Multimanager Core Equity Fund	43,799	—	20,517	475,048	4,727	—	—		—
AXA Enterprise Multimanager Value Fund	119,385	188,560	805,985	879,286	64,242	—	71,517		188,533
AXA Enterprise Multimanager Mid Cap Growth Fund	—	—	—	—	—	—	—		—
AXA Enterprise Multimanager Mid Cap Value Fund	—	—	148,995	1,703,331	9,982	—	—		—
AXA Enterprise Multimanager International Equity Fund	134,345	34,905	952,826	1,152,797	58,895	—	116,932		34,861
AXA Enterprise Multimanager Technology Fund	—	—	3,870,069	1,086,208	2,033	—	—		—
AXA Enterprise Multimanager Health Care Fund	—	488,636	237,406	306,379	—	2,773	—		488,626
AXA Enterprise Multimanager Core Bond Fund	2,842,858	182,173	—	—	2,028,761	—	410,472		182,173

*	For the ten months ended October 31, 2004. Prior to the June 2005 acquisition, this was the Enterprise Managed Fund and was part of the The Enterprise Group of Funds, Inc. The tax character of the distributions paid by the Enterprise Managed Fund in 2003 was $743,973 in Ordinary Income.

Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital at October 31, 2005, as follows:

	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid In Capital
AXA Enterprise Aggressive Allocation Fund	$11,081	$(10,989)	$(92)
AXA Enterprise Conservative Allocation Fund	71	—	(71)
AXA Enterprise Moderate Allocation Fund	122	—	(122)
AXA Enterprise Moderate-Plus Allocation Fund	50,464	(50,002)	(462)
AXA Enterprise Multimanager Growth Fund	76,349	(2)	(76,347)
AXA Enterprise Multimanager Core Equity Fund	(1,941)	1,937	4
AXA Enterprise Multimanager Value Fund	(863)	1,051	(188)
AXA Enterprise Multimanager Mid Cap Growth Fund	168,027	(125)	(167,902)
AXA Enterprise Multimanager Mid Cap Value Fund	54,547	(56,689)	2,142
AXA Enterprise Multimanager International Equity Fund	105,094	(105,094)	—
AXA Enterprise Multimanager Technology Fund	241,312	(264,890,414)	264,649,102
AXA Enterprise Multimanager Health Care Fund	78,219	(78,219)	—
AXA Enterprise Multimanager Core Bond Fund	21,313	(151,641)	130,328

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NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2005

Fees Paid Indirectly:

For all Funds, the Trustees have approved the payment of certain Trust expenses using brokerage service arrangements. These payments are reflected on the Statements of Operations. For the year ended October 31, 2005, several Funds reduced expenses under these arrangements as follows:

Fund	Amount
AXA Enterprise Moderate-Plus Allocation Fund*	$94,766
AXA Enterprise Multimanager Growth Fund	2,301
AXA Enterprise Multimanager Core Equity Fund	4,891
AXA Enterprise Multimanager Value Fund	20,254
AXA Enterprise Multimanager Mid Cap Growth Fund	5,509
AXA Enterprise Multimanager Mid Cap Value Fund	3,907
AXA Enterprise Multimanager International Equity Fund	10,115
AXA Enterprise Multimanager Technology Fund**	253,518
AXA Enterprise Multimanager Health Care Fund	2,981

*	A portion of the amount received via substitution with Enterprise Managed Fund.

**	A portion of the amount received via substitution with Enterprise Technology Fund.

Securities Lending:

For all Funds, the Trustees have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Fund from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. For the year ended October 31, 2005, the Funds did not lend any securities.

Repurchase Agreements:

Certain Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one business day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2005

Options Written:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Fund’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Certain Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts,

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NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2005

interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

Certain Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at fair value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Funds had swap contracts outstanding at October 31, 2005.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2005

Dollar Roll Transactions:

Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Fund of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities. None of the Funds had dollar roll transactions outstanding at October 31, 2005.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Fund at the contract price, which could be disadvantageous relative to the market price. The Fund bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Fund’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

Special Valuation/Concentration Risks:

Foreign denominated assets, if any, held by the Funds, may involve risks not typically associated with domestic transactions including, but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of economic instability.

Certain Funds invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to a Fund, positive or negative, than if such Fund did not concentrate its investments in such sectors.

Certain securities held by the Funds are valued on the basis of a price provided by a single market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

Note 2 Management of the Trust

The Trust has entered into two separate investment management agreements (the “Management Agreements”) with AXA Equitable. The Management Agreement for the Funds (other than the Allocation Funds) obligates the Manager for each of the AXA Enterprise Multimanager Funds and the Allocation Funds to: (i) provide investment management services to the Trust; (ii) select the Advisers for each Fund; (iii) monitor each Adviser’s investment programs and results; (iv) review brokerage matters; (v) oversee the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board of Trustees. The Management Agreement for the Allocation Funds obligates the Manager to: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying funds in which to invest and the appropriate allocations for each of the Allocation Funds; (iii) review brokerage matters; (iv) oversee the Trust’s compliance with various federal and state statutes; and (v) carry out the directives of the Board of Trustees. For its services under the Management

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NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2005

Agreements, the Manager is entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Funds, calculated daily and payable monthly as follows:

Fund	Management Fee
AXA Enterprise Conservative Allocation Fund	0.20% of average daily net assets
AXA Enterprise Moderate Allocation Fund	0.20% of average daily net assets
AXA Enterprise Moderate-Plus Allocation Fund*	0.20% of average daily net assets
AXA Enterprise Aggressive Allocation Fund	0.20% of average daily net assets
AXA Enterprise Multimanager Growth Fund	1.00% of average daily net assets
AXA Enterprise Multimanager Core Equity Fund	1.00% of average daily net assets
AXA Enterprise Multimanager Value Fund	1.00% of average daily net assets
AXA Enterprise Multimanager Mid Cap Growth Fund	1.20% of average daily net assets
AXA Enterprise Multimanager Mid Cap Value Fund	1.20% of average daily net assets
AXA Enterprise Multimanager International Equity Fund	1.15% of average daily net assets
AXA Enterprise Multimanager Technology Fund	1.30% of average daily net assets
AXA Enterprise Multimanager Health Care Fund	1.30% of average daily net assets
AXA Enterprise Multimanager Core Bond Fund	0.70% of average daily net assets

*	For the period 11/1/04 to 6/6/05 the management fee was 0.75% of average daily net assets.

On behalf of the Trust, the Manager has entered into investment advisory agreements (“Advisory Agreements”) with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Funds to: (i) continuously furnish investment programs for the Funds; (ii) place all orders for the purchase and sale of investments for the Funds with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Funds, including the fees of the Advisers of each Fund.

Note	3 Administrative Fees

Pursuant to an administrative agreement, AXA Equitable (“Administrator”) provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, the Trust pays AXA Equitable a fee at an annual rate of 0.15% of the Trust’s total average net assets plus $35,000 per Fund and an additional $35,000 for each portion of the Fund for which separate administrative services are provided (e.g., portions of a Fund allocated to separate Advisers and/or managed in a discrete style).

Pursuant to a sub-administration arrangement with AXA Equitable, J.P. Morgan Investors Services Co. (“Sub-administrator”) provides the Trust with certain administrative services, including monitoring of fund compliance and fund accounting services.

Note	4 Custody Fees

JPMorgan, an affiliate of J.P. Morgan Investors Services Co., serves as custodian of the Trust’s portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Funds. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note	5 Distribution Plans

The Trust has entered into a distribution agreement with Enterprise Fund Distributors, Inc., (the “Distributor”, an indirect wholly-owned subsidiary of AXA Equitable) pursuant to which the Distributor

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2005

serves as the principal underwriter for each Fund’s shares. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act separate plans of distribution pertaining to the Class A, Class B, Class C and Class P shares of the Trust. The Trust’s Class A, Class B, Class C and Class P shares each pay an annual service fee of 0.25% of their average daily net assets. In addition to this service fee, effective December 13, 2004, the Trust’s Class A shares pay an annual distribution fee of 0.20% of its average daily net assets. Prior to December 13, 2004, the Trust’s Class A shares did not pay an annual distribution or service fee. In addition to this service fee, Class B shares and Class C shares pay an annual distribution fee of 0.75% of their average daily net assets. There is no distribution plan with respect to Class Y shares and the Funds pay no service or distribution fees with respect to those shares.

The Distributor uses its distribution fee from the Trust to pay expenses on behalf of the Trust related to the distribution and servicing of its shares. These expenses include a distribution fee to securities dealers that enter into a sales agreement with the Distributor. For the year ended October 31, 2005, the Distributor incurred approximate distribution fees of $123, $44,526 and $745 payable to MONY Securities Corporation, AXA Advisors, and The Advest Group Inc., respectively.

For the year ended October 31, 2005, the portions of the Trust’s sales charges paid to MONY Securities Corporation, AXA Advisors and The Advest Group, Inc., each a wholly-owned subsidiary of AXA Financial, Inc. and affiliates of AXA Equitable and Enterprise Capital Management, Inc., were $13,826, $58,928 and $951, respectively.

The Distributors received sales charges on each Fund’s Class A and Class P shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of each Fund’s Class B and Class C shares. The Distributors have advised the Funds that for the year ended October 31, 2005, the proceeds retained from sales and redemptions are as follows:

	Class A		Class B	Class C
	Front End Sales charge	Contingent deferred sales charge	Contingent deferred sales charge	Contingent deferred sales charge
AXA Enterprise Conservative Allocation Fund	$—	$—	$448	$3
AXA Enterprise Moderate Allocation Fund	—	—	4,189	3
AXA Enterprise Moderate-Plus Allocation Fund	33	2,271	93,871	1,338
AXA Enterprise Aggressive Allocation Fund	6	—	3	50
AXA Enterprise Multimanager Growth Fund	29	—	47	1
AXA Enterprise Multimanager Core Equity Fund	—	—	45	11
AXA Enterprise Multimanager Value Fund	—	—	19	1
AXA Enterprise Multimanager Mid Cap Growth Fund	—	8	40	2
AXA Enterprise Multimanager Mid Cap Value Fund	29	8	23	5
AXA Enterprise Multimanager International Equity Fund	—	437	893	13
AXA Enterprise Multimanager Technology Fund	72	59	19,338	123
AXA Enterprise Multimanager Health Care Fund	—	3	9	149
AXA Enterprise Multimanager Core Bond Fund	700	1,538	43,204	1,319

Sales loads and contingent deferred sales charges imposed on purchases and redemption of Fund shares are retained by the Trust’s Distributors and do not represent expenses of the Funds.

Note	6 Transfer Agent

Boston Financial Data Services (“BFDS”) serves as the transfer agent for the Trust. BFDS provides shareholder services for the Trust. Transfer agent fees are based on per account charges, assets and other out of pocket expenses.

Note	7 Redemption Fees

The Trust charges a 2% redemption fee on exchanges or redemptions done within one month of a purchase or exchange. These redemption fees are collected and retained by the affected Fund for the

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2005

benefit of the remaining shareholders and are recorded by the Fund as paid in capital. For the year ended October 31, 2005, redemption fees charged and collected by the Funds were as follows:

	Class A	Class B	Class C	Class P	Class Y
AXA Enterprise Conservative Allocation Fund	$—	$—	$—	$—	$—
AXA Enterprise Moderate Allocation Fund	—	—	—	—	—
AXA Enterprise Moderate-Plus Allocation Fund	238	—	—	—	—
AXA Enterprise Aggressive Allocation Fund	—	—	—	—	—
AXA Enterprise Multimanager Growth Fund	64	—	—	—	—
AXA Enterprise Multimanager Core Equity Fund	—	—	—	—	—
AXA Enterprise Multimanager Value Fund	—	—	—	—	—
AXA Enterprise Multimanager Mid Cap Growth Fund	892	—	—	—	—
AXA Enterprise Multimanager Mid Cap Value Fund	—	132	—	—	—
AXA Enterprise Multimanager International Equity Fund	—	—	194	—	—
AXA Enterprise Multimanager Technology Fund	445	301	65	—	—
AXA Enterprise Multimanager Health Care Fund	138	—	197	—	—
AXA Enterprise Multimanager Core Bond Fund	1,528	55	160	—	—

Note	8 Expense Limitation

Pursuant to a contract, AXA Equitable has agreed to make payments or waive its fees to limit the expenses of each Fund through February 28, 2006 (April 30, 2006 with respect to the Allocation Funds) (“Expense Limitation Agreement”). AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements do not exceed the Fund’s expense ratio cap. If the actual expense ratio is less than the expense cap and AXA Equitable has recouped any eligible previous payments and waivers made, the Fund will be charged such lower expenses.

Effective May 1, 2005 the expenses for each Allocation Fund are limited to the following based on annual average daily net assets:

	Class A	Class B	Class C	Class Y
AXA Enterprise Conservative Allocation Fund	0.75%	1.30%	1.30%	0.30%
AXA Enterprise Moderate Allocation Fund	0.75%	1.30%	1.30%	0.30%
AXA Enterprise Moderate-Plus Allocation Fund*	0.75%	1.30%	1.30%	0.30%
AXA Enterprise Aggressive Allocation Fund	0.75%	1.30%	1.30%	0.30%

*	Effective June 3, 2005. Prior to June 3, 2005, the limitation was 1.45%, 2.00%, 2.00% and 1.00%, for Class A, Class B, Class C and Class Y shares, respectively.

Prior to May 1, 2005, the expenses for each Allocation Fund was limited to the following based on annual average daily net assets:

	Class A	Class B	Class C	Class Y
AXA Enterprise Conservative Allocation Fund	0.90%	1.45%	1.45%	0.45%
AXA Enterprise Moderate Allocation Fund	0.90%	1.45%	1.45%	0.45%
AXA Enterprise Aggressive Allocation Fund	0.90%	1.45%	1.45%	0.45%

Effective December 13, 2004, the expenses for the following Funds are limited to the following based on annual average daily net assets:

	Class A	Class B	Class C	Class P	Class Y
AXA Enterprise Multimanager Growth Fund	1.65%	2.20%	2.20%	1.45%	1.20%

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NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2005

	Class A	Class B	Class C	Class P	Class Y
AXA Enterprise Multimanager Core Equity Fund	1.65%	2.20%	2.20%	1.45%	1.20%
AXA Enterprise Multimanager Value Fund	1.65%	2.20%	2.20%	1.45%	1.20%
AXA Enterprise Multimanager Mid Cap Growth Fund	1.90%	2.45%	2.45%	1.70%	1.45%
AXA Enterprise Multimanager Mid Cap Value Fund	1.90%	2.45%	2.45%	1.70%	1.45%
AXA Enterprise Multimanager International Equity Fund	2.10%	2.65%	2.65%	1.90%	1.65%
AXA Enterprise Multimanager Technology Fund	2.15%	2.70%	2.70%	1.95%	1.70%
AXA Enterprise Multimanager Health Care Fund	2.15%	2.70%	2.70%	1.95%	1.70%
AXA Enterprise Multimanager Core Bond Fund	1.25%	1.80%	1.80%	1.05%	0.80%

Prior to December 13, 2004, the expenses for the following Funds were limited to the following based on annual average daily net assets:

	Class B	Class C	Class P*	Class Y
AXA Enterprise Multimanager Growth Fund	2.20%	2.20%	1.45%	1.20%
AXA Enterprise Multimanager Core Equity Fund	2.20%	2.20%	1.45%	1.20%
AXA Enterprise Multimanager Value Fund	2.20%	2.20%	1.45%	1.20%
AXA Enterprise Multimanager Mid Cap Growth Fund	2.45%	2.45%	1.70%	1.45%
AXA Enterprise Multimanager Mid Cap Value Fund	2.45%	2.45%	1.70%	1.45%
AXA Enterprise Multimanager International Equity Fund	2.65%	2.65%	1.90%	1.65%
AXA Enterprise Multimanager Technology Fund	2.70%	2.70%	1.95%	1.70%
AXA Enterprise Multimanager Health Care Fund	2.70%	2.70%	1.95%	1.70%
AXA Enterprise Multimanager Core Bond Fund	1.80%	1.80%	1.05%	0.80%

*	Formerly Class A.

During the year ended October 31, 2005, the Manager received no reimbursement. At October 31, 2005, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

	Amount Eligible through			Total Eligible for Reimbursement
	2006	2007	2008
AXA Enterprise Conservative Allocation Fund	$—	$—	$93,641	$93,641
AXA Enterprise Moderate Allocation Fund	—	—	108,179	108,179
AXA Enterprise Moderate-Plus Allocation Fund	—	65,808	697,746	763,554
AXA Enterprise Aggressive Allocation Fund	—	—	107,375	107,375
AXA Enterprise Multimanager Growth Fund	413,174	421,362	358,867	1,193,403
AXA Enterprise Multimanager Core Equity Fund	426,354	427,268	368,138	1,221,760
AXA Enterprise Multimanager Value Fund	439,998	432,760	379,666	1,252,424
AXA Enterprise Multimanager Mid Cap Growth Fund	434,640	439,056	372,785	1,246,481
AXA Enterprise Multimanager Mid Cap Value Fund	440,803	446,682	410,935	1,298,420
AXA Enterprise Multimanager International Equity Fund	455,134	451,583	385,750	1,292,467
AXA Enterprise Multimanager Technology Fund	$403,215	$389,773	$535,608	$1,328,596
AXA Enterprise Multimanager Health Care Fund	381,414	388,889	343,813	1,114,116
AXA Enterprise Multimanager Core Bond Fund	553,204	557,767	865,259	1,976,230

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2005

The Allocation Funds invest exclusively in shares of other mutual funds (the “Underlying Funds”) managed by AXA Equitable or Enterprise Capital Management, Inc. (an affiliate of AXA Equitable). Therefore, each Allocation Fund, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Funds and the investment return of each Allocation Fund is reduced by each Underlying Fund’s expenses. The range of expenses (as a percentage of average net assets) expected to be incurred indirectly in connection with each Allocation Fund’s investments in Underlying Funds is:

Fund:	Range of Expenses
AXA Enterprise Conservative Allocation Fund	0.75% to 1.25%
AXA Enterprise Moderate Allocation Fund	0.90% to 1.40%
AXA Enterprise Moderate-Plus Allocation Fund	1.10% to 1.60%
AXA Enterprise Aggressive Allocation Fund	1.20% to 1.70%

Thus, after taking into consideration the Expense Limitation Agreement described above, the net expense ratios of each Allocation Fund, including the Allocation Funds direct and indirect expenses, is expected to range from:

Fund:	Class A	Class B	Class C	Class Y
AXA Enterprise Conservative Allocation Fund	1.50% to 2.00%	2.05% to 2.55%	2.05% to 2.55%	1.05% to 1.55%
AXA Enterprise Moderate Allocation Fund	1.65% to 2.15%	2.20% to 2.70%	2.20% to 2.70%	1.20% to 1.70%
AXA Enterprise Moderate-Plus Allocation Fund	1.85% to 2.35%	2.40% to 2.90%	2.40% to 2.90%	1.40% to 1.90%
AXA Enterprise Aggressive Allocation Fund	1.95% to 2.45%	2.50% to 3.00%	2.50% to 3.00%	1.50% to 2.00%

Absent the Expense Limitation Agreement of the underlying funds, the total expense ratios of the Allocation Funds would be expected to range from:

Fund:	Class A	Class B	Class C	Class Y
AXA Enterprise Conservative Allocation Fund	2.20% to 2.70%	2.75% to 3.25%	2.75% to 3.25%	1.75% to 2.25%
AXA Enterprise Moderate Allocation Fund	2.35% to 2.85%	2.90% to 3.40%	2.90% to 3.40%	1.90% to 2.40%
AXA Enterprise Moderate-Plus Allocation Fund	2.75% to 3.25%	3.30% to 3.80%	3.30% to 3.80%	2.30% to 2.80%
AXA Enterprise Aggressive Allocation Fund	2.95% to 3.45%	3.50% to 4.00%	3.50% to 4.00%	2.50% to 3.00%

This information is based on a weighted-average range of the expense ratios since the average assets of each Allocation Fund invested in Underlying Funds will fluctuate. The total expense ratios may be higher or lower depending on the allocation of an Allocation Fund’s assets among Underlying Funds and the actual expenses of the Underlying Funds. An investor could realize lower overall expenses by investing directly in the Underlying Funds.

Note	9 Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2005

to twenty year period elected by such Trustee. At October 31, 2005, the total amount owed to the Trustees participating in the Plan was $280,564.

Note 10 Percentage of Ownership

At October 31, 2005, AXA Equitable held investments in each of the Funds as follows:

Funds:	Percentage of Ownership
AXA Enterprise Conservative Allocation Fund	1.5%
AXA Enterprise Moderate Allocation Fund	0.5
AXA Enterprise Moderate-Plus Allocation Fund	0.2
AXA Enterprise Aggressive Allocation Fund	0.8
AXA Enterprise Multimanager Growth Fund	54.8
AXA Enterprise Multimanager Core Equity Fund	52.8
AXA Enterprise Multimanager Value Fund	85.6
AXA Enterprise Multimanager Mid Cap Growth Fund	47.0
AXA Enterprise Multimanager Mid Cap Value Fund	43.7
AXA Enterprise Multimanager International Equity Fund	81.6
AXA Enterprise Multimanager Technology Fund	9.3
AXA Enterprise Multimanager Health Care Fund	72.0
AXA Enterprise Multimanager Core Bond Fund	28.7

The following table represents the percentage of ownership that each AXA Enterprise Allocation Fund has in the Underlying Portfolios’ net assets as of October 31, 2005.

Fund:	AXA Enterprise Conservative Allocation		AXA Enterprise Moderate Allocation		AXA Enterprise Moderate-Plus Allocation	AXA Enterprise Aggressive Allocation
AXA Enterprise Capital Appreciation Fund	0.01%		0.11%		1.08%	0.09%
AXA Enterprise Deep Value Fund	0.09		0.79		4.96	0.51
AXA Enterprise Equity Fund	—		0.11		2.33	0.10
AXA Enterprise Equity Income Fund	0.03		0.24		3.40	0.17
AXA Enterprise Government Securities Fund	0.21		0.40		4.08	0.06
AXA Enterprise Growth Fund	—	#	0.03		0.45	0.03
AXA Enterprise High-Yield Bond Fund	0.07		0.16		—	—
AXA Enterprise Money Market Fund	—	#	—	#	—	—
AXA Enterprise Multimanager Core Bond Fund	0.31		0.86		8.62	0.16
AXA Enterprise Multimanager International Equity Fund	—		—		58.62	3.56
AXA Enterprise Multimanager Mid Cap Growth Fund	—		0.10		0.16	0.10
AXA Enterprise Multimanager Mid Cap Value Fund	0.06		0.09		0.12	0.07
AXA Enterprise Multimanager Value Fund	0.83		4.74		58.03	3.14
AXA Enterprise Short Duration Bond Fund	2.22		4.24		21.99	—

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2005

Fund:	AXA Enterprise Conservative Allocation	AXA Enterprise Moderate Allocation	AXA Enterprise Moderate-Plus Allocation	AXA Enterprise Aggressive Allocation
AXA Enterprise Small Company Growth Fund	—	0.22	1.24	0.10
AXA Enterprise Small Company Value Fund	—	0.08	1.48	0.08

#	Percentage of ownership is less than 0.005%.

Note 11 Substitution and Reorganization Transactions

After the close of business on June 3, 2005, AXA Enterprise Multimanager Core Bond Fund acquired the net assets of the Enterprise Total Return Fund, an affiliate of the Trust, pursuant to a Plan of Reorganization and Termination (the “Plan”). For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 3,997,850 Class A shares, 2,598,331 Class B shares, 1,883,833 Class C shares and 184,834 Class Y shares of AXA Enterprise Multimanager Core Bond Fund (valued at $40,393,172, $26,165,190, $18,970,195 and $1,866,827, respectively) for the Class A shares, Class B shares, Class C shares and Class Y shares of Enterprise Total Return Fund outstanding on June 3, 2005. Enterprise Total Return Fund’s net assets at that date ($ 87,395,384), including $1,052,332 of unrealized appreciation, were combined with those of AXA Enterprise Multimanager Core Bond Fund.

After the close of business on July 29, 2005, AXA Enterprise Multimanager Technology Fund acquired the net assets of the Enterprise Technology Fund, an affiliate of the Trust, pursuant to a Plan of Reorganization and Termination (the “Plan”). For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 2,443,191 Class A shares, 3,176,784 Class B shares, 846,495 Class C shares and 43,673 Class Y shares of AXA Enterprise Multimanager Technology Fund (valued at $23,967,706, $30,428,133, $8,109,425 and $431,046, respectively) for the Class A shares, Class B shares, Class C shares and Class Y shares of Enterprise Technology Fund outstanding on July 29, 2005. Enterprise Multimanager Technology Fund’s net assets at that date ($62,936,310), including $7,871,713 of unrealized appreciation, were combined with those of AXA Enterprise Multimanager Technology Fund.

After the close of business on September 30, 2005, the AXA Enterprise Money Market II Fund was liquidated.

On June 6, 2005, the net assets of the Enterprise Managed Fund, an affiliate of the trust, merged into the AXA Enterprise Moderate-Plus Allocation Fund, a shell fund with no prior operations. The predecessor fund did not operate as a fund of funds. The information in the financial statements for the period November 1, 2004 through June 6, 2005 and for prior periods is that of the predecessor Enterprise Managed Fund.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Concluded)

October 31, 2005

Note 12 Subsequent Event

On December 20, 2005, the Funds declared income and capital gain distributions in the following amounts per share:

	Income Distribution per Share					Capital Gain Distribution per Share*
	Class A	Class B	Class C	Class P	Class Y
AXA Enterprise Multimanager Core Equity Fund	—	—	—	0.0013	0.0302	0.4153
AXA Enterprise Multimanager Value Fund	0.0200	—	—	0.0448	0.0762	0.4744
AXA Enterprise Multimanager Mid Cap Value Fund	—	—	—	—	—	1.3262
AXA Enterprise Multimanager International Equity Fund	0.0779	—	—	0.1065	0.1429	0.5714
AXA Enterprise Multimanager Technology Fund	—	—	—	—	—	0.7199
AXA Enterprise Multimanager Health Care Fund	—	—	—	—	—	0.6484

*	Capital gain distributions were the same across each Fund’s respective share class.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of AXA Enterprise Multimanager Funds Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the 13 funds constituting the AXA Enterprise Multimanager Funds Trust (formerly the AXA Premier Funds Trust, hereafter referred to as the “Funds”) at October 31, 2005, and the results of each of their operations, changes in each of their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

December 15, 2005

APPROVALS OF INVESTMENT MANAGEMENT AND INVESTMENT ADVISORY AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED OCTOBER 31, 2005 (UNAUDITED)

During the six-month period ended October 31, 2005, the Board of Trustees, including the Independent Trustees, unanimously approved or renewed, as applicable, the Investment Management Agreement (the “Management Agreement”) with AXA Equitable (the “Manager”) and the Investment Advisory Agreements (each, a “Subadvisory Agreement”) between the Manager and each investment sub-adviser (the “Sub-adviser”) as shown in the table below with respect to the Fund(s) listed.

Fund	Agreements Approved or Renewed by the Trust’s Board of Trustees with respect to the Fund
AXA Enterprise Multimanager Growth Fund	Management Agreement with AXA Equitable Subadvisory Agreement with Alliance Capital Management L.P. Subadvisory Agreement with RCM Capital Management LLC Subadvisory Agreement with TCW Investment Management Company

AXA Enterprise Multimanager Core Equity Fund	Management Agreement with AXA Equitable Subadvisory Agreement with Alliance Capital Management L.P. (Bernstein Unit) Subadvisory Agreement with Janus Capital Management LLC Subadvisory Agreement with Thornburg Investment Management, Inc.

AXA Enterprise Multimanager Value Fund	Management Agreement with AXA Equitable Subadvisory Agreement with Alliance Capital Management L.P. Subadvisory Agreement with Institutional Capital Corporation Subadvisory Agreement with MFS Investment Management

AXA Enterprise Multimanager Mid Cap Growth Fund	Management Agreement with AXA Equitable Subadvisory Agreement with Alliance Capital Management L.P. Subadvisory Agreement with Franklin Advisers, Inc. Subadvisory Agreement with Provident Investment Counsel, Inc.

AXA Enterprise Multimanager Mid Cap Value Fund	Management Agreement with AXA Equitable Subadvisory Agreement with AXA Rosenberg Investment Management LLC Subadvisory Agreement with TCW Investment Management Company Subadvisory Agreement with Wellington Management Company, LLP

AXA Enterprise Multimanager International Equity Fund	Management Agreement with AXA Equitable Subadvisory Agreement with Alliance Capital Management L.P. (Bernstein Unit) Subadvisory Agreement with J.P. Morgan Investment Management Inc. Subadvisory Agreement with Marsico Capital Management, LLC

Fund	Agreements Approved or Renewed by the Trust’s Board of Trustees with respect to the Fund
AXA Enterprise Multimanager Technology Fund	Management Agreement with AXA Equitable Subadvisory Agreement with Firsthand Capital Management, Inc. Subadvisory Agreement with RCM Capital Management LLC Subadvisory Agreement with Wellington Management Company, LLP

AXA Enterprise Multimanager Health Care Fund	Management Agreement with AXA Equitable Subadvisory Agreement with A I M Capital Management, Inc. Subadvisory Agreement with RCM Capital Management LLC Subadvisory Agreement with Wellington Management Company, LLP

AXA Enterprise Multimanager Core Bond Fund	Management Agreement with AXA Equitable Subadvisory Agreement with BlackRock Advisors, Inc. Subadvisory Agreement with Pacific Investment Management Company LLC

In approving the Management Agreement and each of the Subadvisory Agreements (collectively, the “Agreements”), the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interest of the affected Fund(s). In this connection, the Board considered factors it deemed relevant with respect to each Fund, including, as applicable: (1) the nature, extent and quality of the services provided to the Fund by the Manager, each Sub-adviser and their respective affiliates; (2) the performance of the Fund and each of its allocated portions (or, in the case of a new Sub-adviser, the performance of comparable accounts) as compared to an appropriate benchmark and peer group; (3) the level of the Fund’s management and Sub-adviser’s advisory fee; (4) the costs of the services provided and profits realized by the Manager and, to the extent information was available, each Sub-adviser and their respective affiliates from the relationship with the Fund; and (5) the anticipated effect of growth and size on the Fund’s performance and expenses, where applicable. In considering each Agreement, the Board did not identify any single factor or item of information as all-important or controlling.

Moreover, the Board considered factors in the context of the overall objectives for the Funds including the following: (1) to offer a multi-manager product to investors which provides access to Sub-advisers that would not otherwise be available to many of the Funds’ investors because of those Sub-advisers’ minimum investment amounts; (2) to offer a broad array of investment disciplines; (3) to provide active oversight through the Manager to monitor compliance with performance, volatility and other stated objectives; and (4) to provide performance over extended market cycles with lower volatility than the selected market sector index by combining different Sub-advisers within the same discipline. The Board considered the fact that the cost of creating and maintaining this structure places the Trust in a comparatively high mutual fund expense quartile. However, the Board factored into their decision on the Management Agreement the totality of services provided by the Manager and the fact that the disclosure of all fees and expenses is explicit to potential and current shareholders.

In connection with its deliberations, the Board, among other things, received information, in advance of the meeting at which the approvals and renewals were made, from the Manager and each Sub-adviser regarding the factors set forth above and met with representatives of the Manager to discuss the Agreements. The Board also took into account the totality of the performance, fee, expense and other information regarding each Fund provided to them on a periodic basis throughout the year. The Independent Trustees were assisted by independent counsel during their deliberations and received materials discussing the legal standards applicable to their consideration of the Agreements.

The Board, in examining the nature, extent and quality of the services provided by the Manager and each Sub-adviser to the Funds, considered the Manager’s and each Sub-adviser’s experience in serving as an investment adviser for the Trust and accounts comparable to the Funds they advise. The Board noted the responsibilities of the Manager to the Trust and the Funds. In particular, with respect to the Manager, the Board considered that the Manager is responsible for the search, selection and monitoring of sub-advisers for the Funds, oversight of compliance with Fund policies and objectives, and implementation of Board directives as they relate to the Funds. The Board also noted the responsibilities of each Sub-adviser to the Fund(s) it advises. In particular, the Board considered that each Sub-adviser is responsible for making investment decisions on behalf of the allocated portion of the Fund(s) it advises, placing all orders for the purchase and sale of investments for the allocated portions of the Fund(s) it advises with brokers or dealers, and performing related administrative functions. In addition, the Board reviewed requested information regarding each Sub-adviser’s investment process and the background of each portfolio manager of each Sub-adviser who provides services to the Funds. The Board also reviewed information regarding the adequacy of the Manager’s and each Sub-adviser’s compliance program and its results. Further, the Board reviewed financial information regarding the Manager and each Sub-adviser.

As discussed further below with respect to each Fund, the Board also considered the performance of the shares of each Fund (or, in the case of a new Sub-adviser, comparable accounts) relative to its primary benchmark and peer group. The Board generally considered longer-term performance to be more important in its evaluation than short-term performance. The Board also considered the performance of the portions of each Fund allocated to each of its Sub-advisers. In that connection, the Board considered whether the performance of the portions allocated to each of the Sub-advisers met the Board’s expectations as to the compatibility of the Sub-advisers’ different investment strategies and styles and the contribution of each to the overall Fund strategy and performance.

The Board reviewed the fees payable under each Agreement. The Board examined the fees paid by each Fund in light of fees charged by the Manager to similar funds it manages and similar retail funds that are advised by other investment advisers. In evaluating each Fund’s management fee schedule, the Board considered the quality and level of services provided and the Manager’s responsibilities to each Fund. In this connection, the Board considered a report provided by Lipper Inc., an independent third party company, containing information regarding the management fee and the expense ratio for each Fund relative to the median and average management fee and expense ratios of its peer group. The Board considered that the management fee and total expense ratio for each Fund generally is higher than the median management fee and median total expense ratio, respectively, of its peer group. The Board noted, however, that the higher management fees and expense ratios are consistent with the higher costs and greater complexity associated with multi-manager funds. The Board also considered that, while management fees and total expense ratios for manager-of-managers funds generally are higher than for funds with single advisers, each Fund’s management fee structure provides for breakpoints, that is, a reduction of the applicable advisory fee rate as assets increase. The Board further considered that the Manager had undertaken contractual expense limitations with respect to certain Funds, which are subject to renewal by the Board and the Manager on an annual basis.

In addition, the Board evaluated, as applicable, the Manager’s and, to the extent information was available, each Sub-adviser’s costs and profitability in providing services to the Funds, including the costs associated with the research and investment processes, personnel, systems and infrastructure necessary to perform its functions. The Board determined that the Manager’s management fee and profitability and the Fund’s overall expense ratios generally were more significant to the Board’s evaluation of the fees and expenses paid by the Fund than each Sub-adviser’s costs and profitability.

As part of its evaluation of the Manager’s and each Sub-adviser’s compensation, the Board also considered other benefits that may be realized by the Manager, each Sub-adviser and their respective affiliates from their relationship with the Trust. In this connection, the Board noted, among other things, that AXA Equitable serves as the administrator for the Funds, receiving compensation for acting in this capacity, and is responsible for, among other things, coordinating the Trust’s audits, financial statements and tax returns and managing expenses and budgeting for the Trust. In addition, the Board recognized that two of the Manager’s affiliates, Alliance Capital Management, L.P. and AXA Rosenberg Investment Management LLC, serve as investment sub-advisers to certain Funds and, as such, receive advisory fees that are paid by the Manager out of the fees that it earns from the Trust. The Board also recognized that another affiliate of the Manager, Enterprise Fund Distributors, Inc., serves as the underwriter for the Trust, and as such, receives Rule 12b-1 payments from the Funds with respect to their Class A, Class B, Class C and Class P shares to compensate them for providing shareholder services and selling activities which could lead to growth in the Trust’s assets and the corresponding benefits of that growth, including economies of scale. Further, the Board recognized that Sanford C. Bernstein & Co., LLC which is a registered broker-dealer, is an affiliate of the Manager and from time to time may receive brokerage commissions from the Funds in connection with the purchase and sale of fund securities, provided, however, that those transactions, among other things, must be consistent with seeking best execution.

With respect to the Sub-advisers, the Board noted that each Sub-adviser, through its relationship as a sub-adviser to its Fund(s), may engage in soft dollar transactions. In this regard, the Board considered each Sub-adviser’s procedures for executing fund transactions for the allocated portion of the Fund(s) it advises and each Sub-adviser’s policies and procedures for the selection of brokers and dealers and for obtaining research from those brokers and dealers. The Board also noted that certain Sub-advisers had discontinued or materially reduced the extent to which they engage in soft dollar transactions. In addition, the Board recognized that many Sub-advisers to the Funds are affiliated with registered broker-dealers, which may from time to time receive brokerage commissions from the Funds in connection with the purchase and sale of portfolio securities, provided, however, that those transactions, among other things, must be consistent with seeking best execution.

The Board also considered conflicts of interest that may arise between the Trust and the Manager and the Sub-advisers in connection with the services they provide to the Trust and the various relationships that they and their affiliates may have with the Trust. For example, actual or potential conflicts of interest may arise as a result of a Sub-adviser having responsibility for multiple accounts (including the Fund(s) it advises), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across accounts and incentive to allocate opportunities to an account where the Sub-adviser has a greater financial incentive, such as a performance fee account. In this connection, at prior meetings, the Board took into consideration the manner in which such conflicts were addressed by the Manager and the Sub-advisers.

Based on these considerations, the Board was satisfied, with respect to each Fund, that: (1) the Fund was reasonably likely to benefit from the nature, extent and quality of the Manager’s and each Sub-adviser’s services; and (2) the Manager’s and each Sub-adviser’s compensation, including any direct or indirect benefits derived by them or their respective affiliates, is fair and reasonable. Based on the foregoing and the information described below, the Board, including the Independent Trustees, unanimously approved or renewed, as applicable, each Agreement with respect to the relevant Fund(s).

AXA Enterprise Multimanager Growth Fund

AXA Enterprise Multimanager Core Equity Fund

AXA Enterprise Multimanager Value Fund

AXA Enterprise Multimanager International Equity Fund

AXA Enterprise Multimanager Technology Fund

AXA Enterprise Multimanager Health Care Fund

AXA Enterprise Multimanager Core Bond Fund

With respect to each Fund listed above, the Board noted that the Fund generally either outperformed, or had comparable performance to, its benchmark and the average of its peer group for the one- and three-year periods ended December 31, 2004. The Board also noted that the performance of the portions allocated to each of the Sub-advisers generally met the Board’s expectations as to the compatibility of the Sub-advisers’ different investment strategies and styles and the contribution of each to the overall Fund strategy and performance. The Board was satisfied that the performance of the Fund has been reasonable in relation to the performance of the average of its peer group and benchmark.

AXA Enterprise Multimanager Mid Cap Value Fund

With respect to the performance of the AXA Enterprise Multimanager Mid Cap Value Fund, the Board noted that the Fund had underperformed its benchmark and the average of its peer group for the one- and three-year periods ended December 31, 2004. The Board noted, however, that the Fund’s recent performance had improved such that it had either outperformed, or had comparable performance to, its benchmark and the average of its peer group for the year-to-date period ended May 31, 2005. The Board generally was dissatisfied with the performance of the Fund but was satisfied that the Manager and the Sub-advisers were taking reasonable steps to improve the performance of the Fund such that its performance had recently improved.

AXA Enterprise Multimanager Mid Cap Growth Fund

With respect to the performance of the AXA Enterprise Multimanager Mid Cap Growth Fund, the Board noted that the Fund had outperformed, or had comparable performance, respectively, to the average of its peer group and its benchmark for the one-year period ended December 31, 2004, but had underper formed its benchmark and peer group for the three-year period ended on that date. The Board further considered that, the Manager had taken steps to improve the performance of the Fund, including the replacement of one Sub-adviser by Franklin Advisers, Inc. in May 2003. The Board generally was dissatisfied with the longer-term performance of the Fund but was satisfied that the Manager had taken reasonable steps to improve the performance of the Fund and that the Fund’s recent performance generally was reasonable in relation to its benchmark and the average of its peer group.

Federal Income Tax Information (Unaudited)

For the year ended October 31, 2005, the percentage of dividends paid that qualify for the 70% dividends received deductions for corporate shareholders, foreign taxes which are expected to be passed through to shareholders for foreign tax credits, gross income derived from sources within foreign countries, long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return and Treasury income were as follows:

Funds:	70% Dividend Received Deduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain	Treasury Income
AXA Enterprise Multimanager Moderate Plus Allocation Fund	100.00%	$—	$—	$—	—%
AXA Enterprise Multimanager Core Equity Fund	100.00	—	—	—	—
AXA Enterprise Multimanager Value Fund	78.87	—	—	188,560	—
AXA Enterprise Multimanager International Equity Fund	—	32,476	504,271	34,905	—
AXA Enterprise Multimanager Health Care Fund	—	—	—	488,636	13.00
AXA Enterprise Multimanager Core Bond Fund	—	—	—	182,437	28.62

For the year ended October 31, 2005, the Funds below have designated the following amounts of their 2005 ordinary income distributions (located in Box 1 of Form 1099-DIV) as qualifying dividend income (“QDI”):

Fund	Qualifying Dividend Income
AXA Enterprise Multimanager Moderate Plus Allocation Fund	$666,746
AXA Enterprise Multimanager Core Equity Fund	43,799
AXA Enterprise Multimanager Value Fund	119,403
AXA Enterprise Multimanager International Equity Fund	160,043

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board has the responsibility for the overall management of the Trust and the Funds, including general supervision and review of the Funds’ investment activities and their conformity with Delaware law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee

Steven M. Joenk* 1290 Avenue of the Americas, New York, New York (46)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, chairman and president of Enterprise Capital Management, Inc., co- chairman of Enterprise Fund Distributors, Inc., and a director of MONY Capital Management, Inc., Matrix Private Equities, Inc., Matrix Capital Markets Group Inc., 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Ceorrelagem de Seguros Ltd. (Brazil)	100	None

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Gerald C. Crotty c/o AXA Enterprise Multimanager Funds Trust 1290 Avenue of the Americas, New York, New York (54)	Trustee	From November 2001 to present	Co-founder and director of Weichert Enterprise, a private and public equity market investment firm; co-founder of Excelsior Ventures Management, a private equity and venture capital firm; from 1991 to 1998, held various positions with ITT Corporation, including President and COO of ITT Consumer Financial Corp. and Chairman, President and CEO of ITT Information Services.	29	From 2002 to present, Director of Access IT Integrated Technologies, Inc.

Barry Hamerling c/o AXA Enterprise Multimanager Funds Trust 1290 Avenue of the Americas, New York, New York (59)	Trustee	From November 2001 to present	Since 1998, Managing Partner of Premium Ice Cream of America; since 2003, managing Partner of Premium Salads; from 1970 to 1998, President of Ayco Co. L.P., the largest independent financial counseling firm in the United States.	29	None

Cynthia R. Plouché c/o AXA Enterprise Multimanager Funds Trust 1290 Avenue of the Americas, New York, New York (48)	Trustee	From November 2001 to present	Since April 2003, Managing Director of Blaylock Abacus Asset Management, Inc.; prior thereto, Founder, Chief Investment Officer and Managing Director of Abacus Financial Group, a manager of fixed income portfolios for institutional clients.	29	None

Rayman Louis Solomon c/o AXA Enterprise Multimanager Funds Trust 1290 Avenue of the Americas, New York, New York (58)	Trustee	From November 2001 to present	Since 1998, Dean and a Professor of Law at Rutgers University School of Law; prior thereto, an Associate Dean for Academic Affairs at Northwestern University School of Law.	29	None

*	Affiliated with the Manager and Distributor.

**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers

Steven M. Joenk* 1290 Avenue of the Americas, New York, New York (46)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, chairman and president of Enterprise Capital Management, Inc., co-chairman of Enterprise Fund Distributors, Inc., and a director of MONY Capital Management, Inc., Matrix Private Equities, Inc., Matrix Capital Markets Group Inc., 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Ceorrelagem de Seguros Ltd. (Brazil).

Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York (50)	Vice President and Secretary, and Anti- Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer from September 2002 to present; Vice President and Secretary from November 2001 to present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and AXA Equitable; from July 1999 to May 2003, Vice President and Counsel of AXA Financial and AXA Equitable.

Kenneth T. Kozlowski 1290 Avenue of the Americas, New York, New York (43)	Chief Financial Officer and Treasurer	Chief Financial Officer from December 2002 to present; Treasurer from November 2001 to present	From February 2001 to present, Vice President of AXA Financial; from July 2004 to present, a director of Enterprise Capital Management, Inc.; From December 1999 to December 2002, controller of the Trust; from October 1999 to February 2001, Assistant Vice President of AXA Financial.

Kenneth B. Beitler 1290 Avenue of the Americas, New York, New York (47)	Vice President	From November 2001 to present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2002, Senior Investment Analyst of AXA Financial.

Mary E. Cantwell 1290 Avenue of the Americas, New York, New York (44)	Vice President	From November 2001 to present	From February 2001 to present, Vice President of AXA Financial; from July 1999 to present, Vice President of AXA Equitable; from July 2004 to present, a director of Enterprise Capital Management, Inc.; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer of AXA Financial.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Brian E. Walsh 1290 Avenue of the Americas, New York, New York (37)	Vice President and Assistant Treasurer	Vice President from December 2002 to present; Assistant Treasurer from November 2001 to present	From February 2003 to present, Vice President of AXA Financial and AXA Equitable; from January 2001 to February 2003, Assistant Vice President of AXA Financial and AXA Equitable; from December 1999 to January 2001, Senior Fund Administrator of AXA Equitable.

Andrew S. Novak, Esq. 1290 Avenue of the Americas, New York, New York (36)	Chief Compliance Officer	Chief Compliance Officer from September 2002 to present	From September 2005 to present, Chief Compliance Officer of AXA Financial; from May 2003 to September 2005, Vice President and Counsel of AXA Financial and AXA Equitable; from May 2002 to May 2003, Counsel of AXA Financial and AXA Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer of Royce & Associates, Inc.; from August 1997 to August 2000, Vice President and Assistant General Counsel of Mitchell Hutchins Asset Management.

Anthony Dasrath 1290 Avenue of the Americas, New York, New York (30)	Assistant Anti- Money Laundering Compliance Officer	From March 2005 to present	From June 2004 to present, Compliance Manager and Assistant Anti- Money Laundering Compliance Officer of AXA Financial; from December 2001 to June 2004, Senior Accountant, Separate Accounts of AXA Financial; from November 2001 to December 2001 Consultant with Lord Abbett & Co. Prior thereto, a Mutual Fund Product Controller, J.P. Morgan & Co. Incorporated.

*	Affiliated with the Manager and Distributor.

**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

PROXY VOTING INFORMATION (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-800-432-4320 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005 is available (i) on the Funds’ website at www.axaenterprise.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a “code of ethics,” as defined in Item 2, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the registrant’s code of ethics is filed as an exhibit pursuant to Item 10(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Gerald C. Crotty and Barry Hamerling each serve on its audit committee as an “audit committee financial expert” as defined in Item 3. Messrs. Crotty and Hamerling are each considered to be “independent” for purposes of Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees for fiscal year 2005: $552,600 and fiscal year 2004: $316,200

(b) Audit-Related Fees for fiscal year 2005: $19,479 and fiscal year 2004: $0

Out-of-pocket expenses.

(c) Tax Fees for fiscal year 2005: $69,325 and fiscal year 2004: $66,500

Tax fees include amounts related to tax compliance, tax advice and tax planning.

(d) All Other Fees for fiscal year 2005: $0 and fiscal year 2004: $6,000

All other fees include amounts related to review of the registrant’s various regulatory filings.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to pre-approval of services performed by the registrant’s principal accountant for the registrant. Audit, audit-related and tax services provided to the registrant on an annual basis require pre-approval by the entire audit committee. In the event that the audit fees exceed the pre-approved estimated amount, the audit committee’s delegate, consisting of the audit committee chair, lead independent trustee, the registrant’s chief executive officer and chief financial officer, acting by at least two of such individuals, has the authority to increase the amount by up to 10% of the pre-approved amount. Any additional amount requires pre-approval by the entire audit committee. The audit committee chair or the lead independent trustee also has the authority to approve de minimis non-audit services (i.e., services in which the fee does not exceed $10,000 per engagement) to be provided by the registrant’s principal accountant for the registrant, provided that each such service is brought to the attention of the audit committee prior to the completion of the audit of the registrant’s financial statements.

(e)(2) None of the services include in (b) – (d) above was approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g)	For fiscal year 2005:	$4,308,688
	For fiscal year 2004:	$4,503,185

(h) The registrant’s audit committee has considered that the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Disclosures.

(a) The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b) The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics required by Item 2 is filed herewith.

(a)(2) Certifications required by Item 11(a)(2) are filed herewith.

(a)(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – not applicable.

(b)     Certifications required by Item 11(b) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Enterprise Multimanager Funds Trust

/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
December 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
December 31, 2005

/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski
Chief Financial Officer
December 31, 2005